SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%
Australia — 1.4%
AGL Energy Ltd	11,616	$182
Alumina Ltd	43,356	68
Amcor Ltd/Australia	20,513	231
AMP Ltd	52,027	83
APA Group	20,898	142
Aristocrat Leisure Ltd	10,179	187
ASX Ltd	3,429	180
Aurizon Holdings Ltd	35,249	118
AusNet Services	32,005	40
Australia & New Zealand Banking Group Ltd	50,794	972
Bank of Queensland Ltd	7,116	46
Bendigo & Adelaide Bank Ltd	8,661	63
BHP Group Ltd	52,176	1,374
BlueScope Steel Ltd	9,512	90
Boral Ltd	20,764	71
Brambles Ltd	28,224	239
Caltex Australia Ltd	4,619	88
Challenger Ltd	9,743	56
CIMIC Group Ltd	1,723	61
Coca-Cola Amatil Ltd	8,976	56
Cochlear Ltd	1,022	135
Coles Group Ltd *	20,082	178
Commonwealth Bank of Australia	31,354	1,645
Computershare Ltd	8,174	103
Crown Resorts Ltd	6,627	62
CSL Ltd	8,023	1,121
Dexus ‡	18,016	159
Domino’s Pizza Enterprises Ltd	1,466	44
Flight Centre Travel Group Ltd	1,386	37
Fortescue Metals Group Ltd	27,559	139
Goodman Group ‡	28,914	268
GPT Group/The ‡	31,968	129
Harvey Norman Holdings Ltd	14,691	43
Incitec Pivot Ltd	28,874	69
Insurance Australia Group Ltd	40,933	227
James Hardie Industries PLC	7,829	106
Lendlease Group	10,021	94
Macquarie Group Ltd	5,727	543
Medibank Pvt Ltd	48,778	98
Mirvac Group ‡	64,865	129
National Australia Bank Ltd	48,428	864
Newcrest Mining Ltd	13,607	240
Oil Search Ltd	24,288	133
Orica Ltd	6,717	88
Origin Energy Ltd	31,163	162
QBE Insurance Group Ltd	23,533	214
Ramsay Health Care Ltd	2,505	115
REA Group Ltd	933	52
Rio Tinto Ltd	6,575	441
Santos Ltd	31,359	159
Scentre Group ‡	94,174	253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEEK Ltd	5,908	$76
Sonic Healthcare Ltd	7,688	139
South32 Ltd	89,998	212
Stockland ‡	42,640	113
Suncorp Group Ltd	22,999	215
Sydney Airport	19,573	105
Tabcorp Holdings Ltd	33,915	114
Telstra Corp Ltd	73,728	175
TPG Telecom Ltd	9,104	43
Transurban Group	47,319	448
Treasury Wine Estates Ltd	12,729	154
Vicinity Centres ‡	57,754	103
Washington H Soul Pattinson & Co Ltd	2,651	43
Wesfarmers Ltd	20,082	509
Westpac Banking Corp	60,837	1,178
Woodside Petroleum Ltd	16,581	413
Woolworths Group Ltd	23,334	523
WorleyParsons Ltd	5,713	58

		17,018

Austria — 0.1%
ANDRITZ AG	1,289	61
Erste Group Bank AG	5,329	213
OMV AG	2,608	140
Raiffeisen Bank International AG	2,622	70
Verbund AG	1,206	60
voestalpine AG	2,030	65

		609

Belgium — 0.2%
Ageas	3,236	170
Anheuser-Busch InBev SA/NV	13,496	1,199
Colruyt SA	1,064	77
Groupe Bruxelles Lambert SA	1,429	137
KBC Group NV	4,420	327
Proximus SADP	2,694	75
Solvay SA	1,313	158
Telenet Group Holding NV	937	50
UCB SA	2,239	177
Umicore SA	3,710	143

		2,513

Brazil — 0.4%
Ambev SA	107,100	501
Atacadao SA	8,900	48
B2W Cia Digital *	4,100	40
B3 SA - Brasil Bolsa Balcao	47,300	414
Banco Bradesco SA	28,280	222
Banco do Brasil SA	19,400	243
Banco Santander Brasil SA	9,500	109
BB Seguridade Participacoes SA	16,200	116
BR Malls Participacoes SA	15,800	49
BRF SA *	11,900	93
CCR SA	27,200	81

Adviser Managed Trust / Quarterly Report / April 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centrais Eletricas Brasileiras SA	5,100	$42
Cia de Saneamento Basico do Estado de Sao Paulo	7,700	92
Cia Siderurgica Nacional SA	14,100	52
Cielo SA	28,000	55
Cosan SA	3,300	39
Embraer SA	15,900	79
Engie Brasil Energia SA	4,400	50
Equatorial Energia SA	3,700	77
Hypera SA	8,100	58
IRB Brasil Resseguros S/A	3,200	76
JBS SA	21,300	106
Klabin SA	16,800	71
Kroton Educacional SA	31,500	78
Localiza Rent a Car SA	13,600	126
Lojas Renner SA	16,100	189
M Dias Branco SA	2,300	24
Magazine Luiza SA	1,700	82
Multiplan Empreendimentos Imobiliarios SA	5,100	31
Natura Cosmeticos SA	4,400	58
Petrobras Distribuidora SA	8,100	48
Petroleo Brasileiro SA	67,000	509
Porto Seguro SA	2,300	32
Raia Drogasil SA	5,200	90
Rumo SA *	25,700	118
Sul America SA	4,700	37
Suzano SA	12,200	126
TIM Participacoes SA	19,000	56
Ultrapar Participacoes SA	15,700	84
Vale SA	71,500	909
WEG SA	19,600	93

		5,403

Canada — 0.6%
58.com Inc ADR *	2,100	151
Alibaba Group Holding Ltd ADR *	29,200	5,419
Atlantic Power Corp *	6,987	16
Ctrip.com International Ltd ADR *	9,200	405
IMAX Corp *	3,235	79
JD.com Inc ADR *	16,400	496
Masonite International Corp *	1,588	82
MDC Partners Inc, Cl A *	1,634	3
Momo Inc ADR	3,200	112
TAL Education Group ADR *	8,000	308
Teekay Corp	4,337	18
Weibo Corp ADR *	1,200	82

		7,171

Chile — 0.1%
Aguas Andinas SA, Cl A	49,727	29
Banco de Chile	605,648	89
Banco de Credito e Inversiones SA	1,121	74
Banco Santander Chile	1,535,117	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cencosud SA	32,607	$62
Cia Cervecerias Unidas SA	3,505	48
Colbun SA	163,490	36
Empresa Nacional de Telecomunicaciones SA	3,163	33
Empresas CMPC SA	28,138	94
Empresas COPEC SA	7,891	99
Enel Americas SA	648,857	113
Enel Chile SA	655,084	66
Itau CorpBanca	3,821,596	34
Latam Airlines Group SA	6,755	67
SACI Falabella	16,613	122

		1,074

China — 1.7%
51job Inc ADR *	600	55
AAC Technologies Holdings Inc	16,500	107
Agricultural Bank of China Ltd, Cl H	688,000	317
Air China Ltd, Cl H	44,000	52
Aluminum Corp of China Ltd, Cl H *	96,000	38
ANTA Sports Products Ltd	24,000	169
Autohome Inc ADR *	1,300	150
AviChina Industry & Technology Co Ltd, Cl H	57,000	33
Baidu Inc ADR *	6,200	1,031
Bank of China Ltd, Cl H	1,812,000	864
Baozun Inc ADR *	900	44
BBMG Corp, Cl H	69,000	24
BeiGene Ltd ADR *	600	75
Beijing Capital International Airport Co Ltd, Cl H	40,000	36
CGN Power Co Ltd, Cl H (A)	232,000	61
China Cinda Asset Management Co Ltd, Cl H	233,000	62
China CITIC Bank Corp Ltd, Cl H	207,000	133
China Coal Energy Co Ltd, Cl H	23,000	10
China Communications Construction Co Ltd, Cl H	107,000	103
China Communications Services Corp Ltd, Cl H	54,000	43
China Construction Bank Corp, Cl H	2,176,000	1,922
China Everbright Bank Co Ltd, Cl H	80,000	39
China Galaxy Securities Co Ltd, Cl H	85,000	56
China Longyuan Power Group Corp Ltd, Cl H	72,000	50
China Lumena New Materials Corp *(B)(C)	1,226,772	–
China Merchants Bank Co Ltd, Cl H	95,500	473
China National Building Material Co Ltd, Cl H	88,000	82
China Oilfield Services Ltd, Cl H	38,000	41
China Pacific Insurance Group Co Ltd, Cl H	63,000	258
China Petroleum & Chemical Corp, Cl H	574,000	441
China Railway Construction Corp Ltd, Cl H	50,000	59
China Railway Group Ltd, Cl H	89,000	70
China Telecom Corp Ltd, Cl H	314,000	162
China Vanke Co Ltd, Cl H	30,000	116
China Zhongwang Holdings Ltd	39,200	21

2	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chongqing Rural Commercial Bank Co Ltd, Cl H	60,000	$35
CITIC Securities Co Ltd, Cl H	58,500	126
COSCO SHIPPING Holdings Co Ltd, Cl H *	58,000	27
Country Garden Holdings Co Ltd	169,000	272
CRRC Corp Ltd	102,000	89
Datang International Power Generation Co Ltd, Cl H	70,000	18
ENN Energy Holdings Ltd	17,700	167
Fosun International Ltd	59,500	92
GDS Holdings Ltd ADR *	1,300	51
Great Wall Motor Co Ltd, Cl H	70,500	57
Guangzhou R&F Properties Co Ltd	20,000	40
Huadian Power International Corp Ltd, Cl H	40,000	17
Huaneng Power International Inc, Cl H	96,000	61
Huazhu Group Ltd ADR	3,000	127
Industrial & Commercial Bank of China Ltd, Cl H	1,590,000	1,194
Inner Mongolia Yitai Coal Co Ltd, Cl B	135,100	162
iQIYI Inc ADR *	2,800	62
Jiangsu Expressway Co Ltd, Cl H	26,000	37
Jiangxi Copper Co Ltd, Cl H	36,000	48
Kingsoft Corp Ltd	20,000	51
NetEase Inc ADR	2,100	598
New Oriental Education & Technology Group Inc ADR *	3,200	305
Noah Holdings Ltd ADR *	700	38
PetroChina Co Ltd, Cl H	472,000	300
PICC Property & Casualty Co Ltd, Cl H	158,000	177
Pinduoduo Inc ADR *	4,300	96
Ping An Insurance Group Co of China Ltd, Cl H	123,000	1,481
Shandong Weigao Group Medical Polymer
Co Ltd, Cl H	44,000	43
Shanghai Electric Group Co Ltd, Cl H	76,000	30
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	13,500	46
Shanghai Lujiazui Finance & Trade Zone Development Co Ltd, Cl B	180,300	273
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	19,400	41
Shenzhou International Group Holdings Ltd	17,100	230
Shimao Property Holdings Ltd	25,500	78
Sihuan Pharmaceutical Holdings Group Ltd	96,000	26
SINA Corp/China *	1,400	88
Sino-Ocean Group Holding Ltd	64,000	29
Sinopec Engineering Group Co Ltd, Cl H	32,500	31
Sinopec Shanghai Petrochemical Co Ltd, Cl H	86,000	39
Sinopharm Group Co Ltd, Cl H	26,400	104
Sinotrans Ltd, Cl H	44,000	18
SOHO China Ltd	23,500	8
Sun Art Retail Group Ltd	54,500	48
Tencent Holdings Ltd	128,600	6,360
Tencent Music Entertainment Group ADR *	2,000	34

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tingyi Cayman Islands Holding Corp	44,000	$72
TravelSky Technology Ltd, Cl H	22,000	56
Tsingtao Brewery Co Ltd, Cl H	8,000	51
Uni-President China Holdings Ltd	29,000	27
Vipshop Holdings Ltd ADR *	9,800	84
Want Want China Holdings Ltd	113,000	90
Weichai Power Co Ltd, Cl H	46,000	75
Yanzhou Coal Mining Co Ltd, Cl H	40,000	43
YY Inc ADR *	1,100	93
Zhuzhou CRRC Times Electric Co Ltd, Cl H	12,600	64
Zijin Mining Group Co Ltd, Cl H	138,000	54
ZTE Corp, Cl H	19,400	62
ZTO Express Cayman Inc ADR	7,300	145

		21,367

Colombia — 0.0%
Bancolombia SA	5,590	68
Cementos Argos SA	13,055	33
Ecopetrol SA	107,979	100
Grupo Argos SA/Colombia	7,784	44
Grupo de Inversiones Suramericana SA	5,939	66
Interconexion Electrica SA ESP	10,497	51

		362

Czech Republic — 0.0%
Central European Media Enterprises Ltd, Cl A *	5,481	22
CEZ AS	3,711	86
Komercni banka as	1,704	64
Moneta Money Bank AS (A)	12,074	39

		211

Denmark — 0.3%
AP Moller - Maersk A/S, Cl A	67	81
AP Moller - Maersk A/S, Cl B	116	151
Carlsberg A/S, Cl B	1,895	245
Chr Hansen Holding A/S	1,752	179
Coloplast A/S, Cl B	2,104	227
Danske Bank A/S	12,695	225
Demant A/S *	1,788	56
DSV A/S	3,330	307
Genmab A/S *	1,089	181
H Lundbeck A/S	1,234	52
ISS A/S	2,960	92
Novo Nordisk A/S, Cl B	32,181	1,572
Novozymes A/S, Cl B	3,878	181
Orsted A/S (A)	3,351	256
Pandora A/S	1,949	82
Tryg A/S	2,141	65
Vestas Wind Systems A/S	3,461	313

		4,265

Finland — 0.2%
Elisa OYJ	2,519	107

Adviser Managed Trust / Quarterly Report / April 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortum OYJ	7,867	$166
Kone OYJ, Cl B	6,003	329
Metso OYJ	1,864	69
Neste Oyj	6,812	225
Nokia OYJ	99,823	523
Nokian Renkaat OYJ	2,079	70
Orion Oyj, Cl B	1,844	61
Sampo Oyj, Cl A	7,852	359
Stora Enso OYJ, Cl R	9,760	121
UPM-Kymmene OYJ	9,453	266
Wartsila OYJ Abp	7,860	125

		2,421

France — 2.1%
Accor SA	3,341	141
Aeroports de Paris	526	107
Air Liquide SA	7,586	1,008
Alstom SA *	2,766	122
Amundi SA (A)	1,072	77
Arkema SA	1,219	125
Atos SE	1,700	175
AXA SA	34,353	914
BioMerieux	734	58
BNP Paribas SA	19,923	1,059
Bollore SA	15,554	74
Bouygues SA	3,896	146
Bureau Veritas SA	4,697	119
Capgemini SE	2,841	344
Carrefour SA	10,484	204
Casino Guichard Perrachon SA	972	40
Cie de Saint-Gobain	8,812	360
Cie Generale des Etablissements Michelin SCA	3,025	390
CNP Assurances	3,040	72
Covivio ‡	807	87
Credit Agricole SA	20,308	278
Danone SA	10,920	882
Dassault Aviation SA	44	67
Dassault Systemes SE	2,316	366
Edenred	4,238	200
Eiffage SA	1,389	145
Electricite de France SA	10,663	153
Engie SA	32,350	479
EssilorLuxottica SA *	5,099	620
Eurazeo SE	829	65
Eurofins Scientific SE	203	93
Eutelsat Communications SA	3,092	56
Faurecia SA	1,345	68
Gecina SA ‡	809	121
Getlink SE	8,280	133
Hermes International	561	394
ICADE ‡	594	51
Iliad SA	470	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Imerys SA	862	$46
Ingenico Group SA	1,062	89
Ipsen SA	668	78
JCDecaux SA	1,319	43
Kering SA	1,342	793
Klepierre SA ‡	3,619	128
Legrand SA	4,726	347
L’Oreal SA	4,466	1,227
LVMH Moet Hennessy Louis Vuitton SE	4,920	1,925
Natixis SA	16,739	98
Orange SA	35,336	553
Pernod Ricard SA	3,761	655
Peugeot SA	10,417	273
Publicis Groupe SA	3,750	222
Remy Cointreau SA	406	54
Renault SA	3,405	232
Rexel SA	5,384	72
Safran SA	5,909	860
Sanofi	19,958	1,733
Sartorius Stedim Biotech	490	66
Schneider Electric SE	9,742	824
SCOR SE	2,888	118
SEB SA	400	73
Societe BIC SA	454	39
Societe Generale SA	13,594	430
Sodexo SA	1,567	180
STMicroelectronics NV	12,096	222
Suez	6,603	93
Teleperformance	1,023	196
Thales SA	1,883	225
TOTAL SA	42,770	2,375
Ubisoft Entertainment SA *	1,481	141
Valeo SA	4,255	154
Veolia Environnement SA	9,517	225
Vinci SA	8,995	907
Vivendi SA	18,494	536
Wendel SA	492	68

		26,141

Germany — 1.6%
1&1 Drillisch AG	1,263	47
adidas AG	3,195	820
Allianz SE	7,518	1,810
Aroundtown SA	13,889	112
Axel Springer SE	860	49
BASF SE	16,268	1,322
Bayer AG	16,517	1,098
Bayerische Motoren Werke AG	5,864	499
Beiersdorf AG	1,785	195
Brenntag AG	2,736	147
Commerzbank AG	17,745	159
Continental AG	1,948	322
Covestro AG (A)	3,407	186

4	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daimler AG	16,106	$1,053
Delivery Hero SE *(A)	1,647	76
Deutsche Bank AG	34,776	287
Deutsche Boerse AG	3,365	448
Deutsche Lufthansa AG	4,208	101
Deutsche Post AG	17,521	607
Deutsche Telekom AG	59,034	987
Deutsche Wohnen SE	6,322	284
E.ON SE	38,986	418
Evonik Industries AG	2,889	86
Fraport AG Frankfurt Airport Services Worldwide	737	61
Fresenius Medical Care AG & Co KGaA	3,830	322
Fresenius SE & Co KGaA	7,388	419
GEA Group AG	2,877	80
Hannover Rueck SE	1,068	161
HeidelbergCement AG	2,636	213
Henkel AG & Co KGaA	1,841	175
HOCHTIEF AG	438	65
HUGO BOSS AG	1,122	78
Infineon Technologies AG	20,139	475
Innogy SE (A)	2,460	114
KION Group AG	1,255	86
LANXESS AG	1,540	89
Merck KGaA	2,289	243
METRO AG	3,189	54
MTU Aero Engines AG	921	216
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,649	662
OSRAM Licht AG	1,715	59
ProSiebenSat.1 Media SE	4,127	65
Puma SE	147	91
QIAGEN NV *	4,088	158
RWE AG	9,178	234
SAP SE	17,407	2,235
Siemens AG	13,550	1,621
Siemens Healthineers AG (A)	2,657	113
Symrise AG, Cl A	2,184	210
Telefonica Deutschland Holding AG	13,171	43
thyssenkrupp AG	7,718	108
TUI AG	7,810	87
Uniper SE	3,565	108
United Internet AG	2,179	87
Volkswagen AG	575	103
Vonovia SE	8,717	434
Wirecard AG	2,079	312
Zalando SE *(A)	1,996	94

		20,788

Greece — 0.0%
Alpha Bank AE *	32,111	50
Costamare Inc	3,189	19
FF Group *(C)	1,785	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hellenic Telecommunications Organization SA	6,037	$84
JUMBO SA	2,790	50
Motor Oil Hellas Corinth Refineries SA	1,309	33
OPAP SA	5,278	57
Titan Cement Co SA	1,463	32

		325

Hong Kong — 1.7%
3SBio Inc (A)	31,000	57
Agile Group Holdings Ltd	34,000	51
AIA Group Ltd	214,000	2,181
Alibaba Health Information Technology Ltd *	78,000	93
Alibaba Pictures Group Ltd *	320,000	72
Angang Steel Co Ltd, Cl H	34,000	23
Anhui Conch Cement Co Ltd, Cl H	29,000	177
ASM Pacific Technology Ltd	5,400	63
BAIC Motor Corp Ltd, Cl H (A)	41,000	29
Bank of Communications Co Ltd, Cl H	216,000	182
Bank of East Asia Ltd/The	22,600	71
Beijing Enterprises Holdings Ltd	11,500	61
Beijing Enterprises Water Group Ltd	124,000	77
BOC Aviation Ltd (A)	6,300	54
BOC Hong Kong Holdings Ltd	65,500	293
Brilliance China Automotive Holdings Ltd	68,000	75
BYD Co Ltd, Cl H	15,000	102
BYD Electronic International Co Ltd	18,000	32
CAR Inc *	19,000	15
China Agri-Industries Holdings Ltd	54,000	17
China Conch Venture Holdings Ltd	37,000	125
China Eastern Airlines Corp Ltd, Cl H	38,000	27
China Everbright International Ltd	80,000	78
China Everbright Ltd	28,000	51
China Evergrande Group	58,000	186
China First Capital Group Ltd *	76,000	32
China Gas Holdings Ltd	40,000	129
China Hongqiao Group Ltd	50,500	42
China Huarong Asset Management Co Ltd, Cl H (A)	258,000	55
China Huishan Dairy Holdings Co Ltd *	228,000	12
China International Capital Corp Ltd, Cl H (A)	29,200	63
China Jinmao Holdings Group Ltd	112,000	73
China Life Insurance Co Ltd, Cl H	170,000	481
China Literature Ltd *(A)	6,000	27
China Medical System Holdings Ltd	32,000	28
China Mengniu Dairy Co Ltd	62,000	229
China Merchants Port Holdings Co Ltd	30,000	61
China Minsheng Banking Corp Ltd, Cl H	154,500	116
China Mobile Ltd	138,000	1,315
China Molybdenum Co Ltd, Cl H	93,000	35
China Oriental Group Co Ltd	24,000	15
China Overseas Land & Investment Ltd	84,000	314
China Power International Development Ltd	100,000	27

Adviser Managed Trust / Quarterly Report / April 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Railway Signal & Communication Corp Ltd, Cl H (A)	35,000	$26
China Reinsurance Group Corp, Cl H	143,000	29
China Resources Beer Holdings Co Ltd	34,000	155
China Resources Cement Holdings Ltd	56,000	56
China Resources Gas Group Ltd	20,000	93
China Resources Land Ltd	62,000	270
China Resources Pharmaceutical Group Ltd (A)	36,500	52
China Resources Power Holdings Co Ltd	44,000	62
China Shenhua Energy Co Ltd, Cl H	75,500	167
China Southern Airlines Co Ltd, Cl H	46,000	40
China State Construction International Holdings Ltd	48,000	50
China Taiping Insurance Holdings Co Ltd	37,000	112
China Tower Corp Ltd, Cl H (A)	892,000	241
China Traditional Chinese Medicine Holdings Co Ltd	54,000	31
China Travel International Investment Hong Kong Ltd	68,000	16
China Unicom Hong Kong Ltd	140,000	166
CIFI Holdings Group Co Ltd	76,000	50
CITIC Ltd	133,000	194
CK Asset Holdings Ltd	46,000	369
CK Hutchison Holdings Ltd	48,000	504
CK Infrastructure Holdings Ltd	11,500	93
CLP Holdings Ltd	29,000	329
CNOOC Ltd	400,000	723
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	26,000	17
COSCO SHIPPING Ports Ltd	38,000	38
Country Garden Services Holdings Co Ltd *	28,000	52
CSPC Pharmaceutical Group Ltd	106,000	204
Dali Foods Group Co Ltd (A)	46,000	33
Dongfeng Motor Group Co Ltd, Cl H	62,000	60
Far East Horizon Ltd	49,000	54
Fullshare Holdings Ltd	185,000	21
Future Land Development Holdings Ltd	38,000	45
Fuyao Glass Industry Group Co Ltd, Cl H (A)	12,000	42
Galaxy Entertainment Group Ltd	42,000	314
Geely Automobile Holdings Ltd	112,000	225
Genscript Biotech Corp *	20,000	51
GF Securities Co Ltd, Cl H	39,200	53
GOME Retail Holdings Ltd	269,000	31
Greentown China Holdings Ltd	20,500	19
Greentown Service Group Co Ltd	28,000	24
Guangdong Investment Ltd	66,000	124
Guangzhou Automobile Group Co Ltd, Cl H	66,000	71
Guotai Junan Securities Co Ltd, Cl H (A)	22,800	49
Haier Electronics Group Co Ltd	30,000	86
Haitian International Holdings Ltd	15,000	38
Haitong Securities Co Ltd, Cl H	81,200	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanergy Thin Film Power Group Ltd *(B)(C)	444,000	$–
Hang Lung Group Ltd	16,000	48
Hang Lung Properties Ltd	36,000	85
Hang Seng Bank Ltd	13,500	354
Henderson Land Development Co Ltd	23,000	142
Hengan International Group Co Ltd	16,500	145
HengTen Networks Group Ltd *	592,000	17
HK Electric Investments & HK Electric Investments Ltd	47,000	46
HKT Trust & HKT Ltd	67,000	104
Hong Kong & China Gas Co Ltd	164,000	391
Hong Kong Exchanges & Clearing Ltd	21,000	728
Hua Hong Semiconductor Ltd (A)	10,000	24
Huaneng Renewables Corp Ltd, Cl H	108,000	31
Huatai Securities Co Ltd, Cl H (A)	42,200	79
Hutchison China MediTech Ltd ADR *	1,200	36
Hysan Development Co Ltd	11,000	62
Jiayuan International Group Ltd	22,000	10
Kaisa Group Holdings Ltd	50,000	21
Kerry Properties Ltd	11,500	49
Kingboard Holdings Ltd	16,500	54
Kingboard Laminates Holdings Ltd	26,000	27
Kingdee International Software Group Co Ltd	54,000	66
Kunlun Energy Co Ltd	70,000	74
KWG Group Holdings Ltd	27,500	32
Lee & Man Paper Manufacturing Ltd	36,000	29
Legend Holdings Corp, Cl H (A)	9,200	25
Lenovo Group Ltd	162,000	150
Link ‡	37,500	437
Logan Property Holdings Co Ltd	30,000	48
Longfor Group Holdings Ltd	32,500	120
Luye Pharma Group Ltd (A)	26,500	24
Maanshan Iron & Steel Co Ltd, Cl H	50,000	23
Meitu Inc *(A)	42,500	16
Meituan Dianping, Cl B *	7,600	55
Melco Resorts & Entertainment Ltd ADR	4,400	110
Metallurgical Corp of China Ltd, Cl H	77,000	21
MGM China Holdings Ltd	22,800	47
Minth Group Ltd	14,000	44
MMG Ltd *	56,000	24
MTR Corp Ltd	27,000	161
New China Life Insurance Co Ltd, Cl H	19,700	109
New World Development Co Ltd	108,000	179
Nexteer Automotive Group Ltd	20,000	31
Nine Dragons Paper Holdings Ltd	38,000	35
NWS Holdings Ltd	28,000	58
PCCW Ltd	75,000	45
People’s Insurance Co Group of China Ltd/ The, Cl H *	193,000	79
Postal Savings Bank of China Co Ltd, Cl H (A)	184,000	112
Power Assets Holdings Ltd	24,500	171
Sands China Ltd	42,800	235

6	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Semiconductor Manufacturing International Corp *	69,500	$74
Shanghai Industrial Holdings Ltd	11,000	26
Shangri-La Asia Ltd	32,000	45
Shenzhen International Holdings Ltd	21,000	45
Shenzhen Investment Ltd	60,000	24
Shui On Land Ltd	53,000	13
Sino Biopharmaceutical Ltd	158,000	152
Sino Land Co Ltd	58,000	102
Sinotruk Hong Kong Ltd	16,000	35
SJM Holdings Ltd	35,000	42
SSY Group Ltd	36,000	34
Sun Hung Kai Properties Ltd	28,000	483
Sunac China Holdings Ltd	54,000	278
Sunny Optical Technology Group Co Ltd	16,100	196
Swire Pacific Ltd, Cl A	9,000	114
Swire Properties Ltd	20,800	84
Techtronic Industries Co Ltd	24,500	177
Tong Ren Tang Technologies Co Ltd, Cl H	15,000	21
Towngas China Co Ltd	24,000	19
WH Group Ltd (A)	156,000	185
Wharf Holdings Ltd/The	22,000	63
Wharf Real Estate Investment Co Ltd	22,000	169
Wheelock & Co Ltd	15,000	107
Wuxi Biologics Cayman Inc *(A)	11,000	111
Wynn Macau Ltd	27,600	79
Xiaomi Corp, Cl B *(A)	78,000	119
Xinjiang Goldwind Science & Technology Co Ltd, Cl H	18,000	20
Xinyi Solar Holdings Ltd	70,000	40
Yihai International Holding Ltd	11,000	54
Yue Yuen Industrial Holdings Ltd	13,000	42
Yuexiu Property Co Ltd	138,000	32
Yuzhou Properties Co Ltd	39,000	21
Zhaojin Mining Industry Co Ltd	29,000	25
Zhejiang Expressway Co Ltd, Cl H	32,000	34
ZhongAn Online P&C Insurance Co Ltd, Cl H *(A)	5,900	21
Zhongsheng Group Holdings Ltd	13,500	35

		20,964

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	7,223	83
OTP Bank Nyrt	5,002	221
Richter Gedeon Nyrt	3,176	63

		367

India — 0.9%
Adani Ports & Special Economic Zone Ltd	11,560	65
Ambuja Cements Ltd	14,104	45
Ashok Leyland Ltd	26,953	34
Asian Paints Ltd	6,674	140
Aurobindo Pharma Ltd	5,876	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avenue Supermarts Ltd *(A)	2,811	$52
Axis Bank Ltd	42,864	473
Bajaj Auto Ltd	1,899	81
Bajaj Finance Ltd	3,925	175
Bajaj Finserv Ltd	870	94
Bharat Forge Ltd	4,824	33
Bharat Petroleum Corp Ltd	16,738	91
Bharti Airtel Ltd	34,265	158
Bharti Infratel Ltd	7,677	29
Bosch Ltd	165	43
Britannia Industries Ltd	1,225	51
Cadila Healthcare Ltd	4,911	23
Cipla Ltd/India	7,852	64
Coal India Ltd	26,209	95
Container Corp Of India Ltd	5,755	41
Dabur India Ltd	12,063	69
Divi’s Laboratories Ltd	1,717	43
Dr Reddy’s Laboratories Ltd	2,576	109
Eicher Motors Ltd	302	88
GAIL India Ltd	17,853	91
Glenmark Pharmaceuticals Ltd	3,149	29
Godrej Consumer Products Ltd	8,155	76
Grasim Industries Ltd	7,573	98
Havells India Ltd	5,725	64
HCL Technologies Ltd	12,218	208
Hero MotoCorp Ltd	1,138	41
Hindalco Industries Ltd	26,596	79
Hindustan Petroleum Corp Ltd	13,310	56
Hindustan Unilever Ltd	14,638	370
Housing Development Finance Corp Ltd	36,815	1,056
ICICI Bank Ltd	53,801	315
Indiabulls Housing Finance Ltd	6,198	62
Indian Oil Corp Ltd	41,321	94
Infosys Ltd	78,666	850
InterGlobe Aviation Ltd (A)	2,063	45
ITC Ltd	76,603	332
JSW Steel Ltd	19,296	85
Larsen & Toubro Ltd	11,043	214
LIC Housing Finance Ltd	6,591	47
Lupin Ltd	5,027	63
Mahindra & Mahindra Financial Services Ltd	7,263	42
Mahindra & Mahindra Ltd	16,848	156
Marico Ltd	10,414	54
Maruti Suzuki India Ltd	2,386	229
Motherson Sumi Systems Ltd	21,535	45
Nestle India Ltd	510	80
NTPC Ltd	53,091	102
Oil & Natural Gas Corp Ltd	29,827	73
Page Industries Ltd	124	41
Petronet LNG Ltd	11,925	41
Pidilite Industries Ltd	2,923	52
Piramal Enterprises Ltd	1,862	63

Adviser Managed Trust / Quarterly Report / April 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Power Grid Corp of India Ltd	41,366	$111
REC Ltd	15,421	33
Reliance Industries Ltd	63,986	1,281
Shree Cement Ltd	199	57
Shriram Transport Finance Co Ltd	3,445	55
State Bank of India	40,659	181
Sun Pharmaceutical Industries Ltd	18,981	125
Tata Consultancy Services Ltd	20,297	660
Tata Motors Ltd *	35,915	111
Tata Power Co Ltd/The	25,224	25
Tech Mahindra Ltd	10,573	127
Titan Co Ltd	7,077	118
UltraTech Cement Ltd	2,214	147
United Spirits Ltd *	6,803	55
UPL Ltd	8,134	113
Vedanta Ltd	30,040	72
Vodafone Idea Ltd *	31,198	7
Wipro Ltd	33,989	146
Yes Bank Ltd	38,446	93
Zee Entertainment Enterprises Ltd	10,847	67

		11,002

Indonesia — 0.2%
Adaro Energy Tbk PT	287,900	26
Astra International Tbk PT	451,400	242
Bank Central Asia Tbk PT	219,400	443
Bank Danamon Indonesia Tbk PT	63,000	39
Bank Mandiri Persero Tbk PT *	416,800	226
Bank Negara Indonesia Persero Tbk PT *	164,500	111
Bank Rakyat Indonesia Persero Tbk PT *	1,241,500	381
Bank Tabungan Negara Persero Tbk PT *	101,400	18
Bukit Asam Tbk PT	66,900	19
Bumi Serpong Damai Tbk PT *	182,900	18
Charoen Pokphand Indonesia Tbk PT	162,600	60
Gudang Garam Tbk PT	10,100	60
Hanjaya Mandala Sampoerna Tbk PT	195,800	48
Indah Kiat Pulp & Paper Corp Tbk PT	60,500	31
Indocement Tunggal Prakarsa Tbk PT	41,400	64
Indofood CBP Sukses Makmur Tbk PT	44,500	30
Indofood Sukses Makmur Tbk PT	89,800	44
Jasa Marga Persero Tbk PT *	47,900	21
Kalbe Farma Tbk PT	463,900	50
Pabrik Kertas Tjiwi Kimia Tbk PT	32,400	23
Pakuwon Jati Tbk PT	384,700	19
Perusahaan Gas Negara Persero Tbk	237,000	39
Semen Indonesia Persero Tbk PT	66,300	63
Surya Citra Media Tbk PT	148,300	19
Telekomunikasi Indonesia Persero Tbk PT	1,106,400	294
Tower Bersama Infrastructure Tbk PT	61,200	17
Unilever Indonesia Tbk PT	33,300	106
United Tractors Tbk PT	34,700	66

		2,577

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ireland — 0.6%
Accenture PLC, Cl A	17,400	$3,178
AIB Group PLC	14,423	67
Alkermes PLC *	4,200	127
Ardmore Shipping Corp *	2,157	15
Bank of Ireland Group PLC *	17,197	110
CRH PLC	14,504	486
Eaton Corp PLC	11,900	985
Endo International PLC *	13,475	101
Experian PLC	16,121	468
Horizon Pharma Plc *	10,752	274
Ingersoll-Rand PLC	6,600	809
Jazz Pharmaceuticals PLC *	1,600	208
Kerry Group PLC, Cl A	2,810	314
Mallinckrodt PLC *	4,956	77
Paddy Power Betfair PLC	1,418	119
Pentair PLC	4,200	164
Perrigo Co PLC	3,500	168
Prothena Corp PLC *	2,496	26
Ryanair Holdings PLC ADR *	610	47
Smurfit Kappa Group PLC	3,991	117
Weatherford International PLC *	13,800	8

		7,868

Israel — 0.1%
Azrieli Group Ltd	752	43
Bank Hapoalim BM	18,898	139
Bank Leumi Le-Israel BM	26,455	181
Bezeq The Israeli Telecommunication Corp Ltd	53,262	36
Check Point Software Technologies Ltd *	2,200	266
Elbit Systems Ltd	416	58
Israel Chemicals Ltd	12,471	66
Mizrahi Tefahot Bank Ltd	2,480	53
Nice Ltd *	1,094	151
Stratasys Ltd *	3,061	71
Teva Pharmaceutical Industries Ltd ADR *	17,100	260
Wix.com Ltd *	800	107

		1,431

Italy — 0.5%
Assicurazioni Generali SpA	20,791	403
Atlantia SpA	8,776	239
CNH Industrial NV	17,984	195
Davide Campari-Milano SpA	10,287	104
Enel SpA	144,056	910
Eni SpA	45,058	768
EXOR NV	1,921	128
Ferrari NV	2,172	294
Fiat Chrysler Automobiles NV	19,225	296
Intesa Sanpaolo SpA	263,604	690
Leonardo SpA	7,168	83
Mediobanca Banca di Credito Finanziario SpA	10,998	117

8	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moncler SpA	3,169	$130
Pirelli & C SpA *(A)	7,085	52
Poste Italiane SpA (A)	9,253	99
Prysmian SpA	4,274	82
Recordati SpA	1,852	75
Snam SpA	39,938	203
Telecom Italia SpA/Milano *	308,719	168
Terna Rete Elettrica Nazionale SpA	24,920	149
UniCredit SpA	35,550	491

		5,676

Japan(1) — 4.7%
ABC-Mart Inc	800	50
Acom Co Ltd	10,900	38
Aeon Co Ltd	10,800	199
AEON Financial Service Co Ltd	2,000	41
Aeon Mall Co Ltd	2,600	40
AGC Inc/Japan	3,200	109
Air Water Inc	2,600	40
Aisin Seiki Co Ltd	2,900	112
Ajinomoto Co Inc	7,800	126
Alfresa Holdings Corp	3,300	92
Alps Alpine Co Ltd	3,800	80
Amada Holdings Co Ltd	6,000	67
ANA Holdings Inc	2,000	70
Aozora Bank Ltd	2,100	51
Asahi Group Holdings Ltd	6,400	277
Asahi Intecc Co Ltd	1,700	86
Asahi Kasei Corp	22,400	230
Asics Corp	3,900	48
Astellas Pharma Inc	33,300	451
Bandai Namco Holdings Inc	3,500	167
Bank of Kyoto Ltd/The	900	39
Benesse Holdings Inc	1,700	47
Bridgestone Corp	10,800	427
Brother Industries Ltd	3,900	76
Calbee Inc	1,400	38
Canon Inc	17,700	491
Casio Computer Co Ltd	3,400	43
Central Japan Railway Co	2,600	558
Chiba Bank Ltd/The	10,700	56
Chubu Electric Power Co Inc	10,700	155
Chugai Pharmaceutical Co Ltd	4,000	253
Chugoku Electric Power Co Inc/The	4,900	58
Coca-Cola Bottlers Japan Holdings Inc	2,400	59
Concordia Financial Group Ltd	19,000	74
Credit Saison Co Ltd	3,800	48
CyberAgent Inc	1,800	72
Dai Nippon Printing Co Ltd	4,300	102
Daicel Corp	4,600	51
Daifuku Co Ltd	1,800	110
Dai-ichi Life Holdings Inc	19,100	274
Daiichi Sankyo Co Ltd	10,000	492

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daikin Industries Ltd	4,400	$557
Daito Trust Construction Co Ltd	1,300	174
Daiwa House Industry Co Ltd	10,000	279
Daiwa House Investment Corp, Cl A ‡	33	76
Daiwa Securities Group Inc	28,600	132
DeNA Co Ltd	2,800	44
Denso Corp	7,700	336
Dentsu Inc	3,800	155
Disco Corp	500	86
East Japan Railway Co	5,400	507
Eisai Co Ltd	4,500	261
Electric Power Development Co Ltd	2,600	60
FamilyMart UNY Holdings Co Ltd	4,500	120
FANUC Corp	3,500	653
Fast Retailing Co Ltd	1,100	635
Fuji Electric Co Ltd	2,100	74
FUJIFILM Holdings Corp	6,800	317
Fujitsu Ltd	3,500	256
Fukuoka Financial Group Inc	3,000	69
Hakuhodo DY Holdings Inc	4,100	69
Hamamatsu Photonics KK	2,500	101
Hankyu Hanshin Holdings Inc	4,100	153
Hikari Tsushin Inc	400	74
Hino Motors Ltd	4,600	43
Hirose Electric Co Ltd	500	58
Hisamitsu Pharmaceutical Co Inc	1,000	42
Hitachi Chemical Co Ltd	1,800	48
Hitachi Construction Machinery Co Ltd	1,900	50
Hitachi High-Technologies Corp	1,200	53
Hitachi Ltd	17,100	566
Hitachi Metals Ltd	3,800	44
Honda Motor Co Ltd	28,900	805
Hoshizaki Corp	1,000	65
Hoya Corp	6,800	477
Hulic Co Ltd	5,300	46
Idemitsu Kosan Co Ltd	3,456	112
IHI Corp	2,600	62
Iida Group Holdings Co Ltd	2,600	44
Inpex Corp	18,100	176
Isetan Mitsukoshi Holdings Ltd	6,000	57
Isuzu Motors Ltd	9,800	140
ITOCHU Corp	23,900	429
J Front Retailing Co Ltd	4,100	50
Japan Airlines Co Ltd	2,000	67
Japan Airport Terminal Co Ltd	1,100	46
Japan Exchange Group Inc	9,000	146
Japan Post Bank Co Ltd	7,200	79
Japan Post Holdings Co Ltd	27,900	311
Japan Prime Realty Investment Corp ‡	15	60
Japan Real Estate Investment Corp ‡	23	127
Japan Retail Fund Investment Corp ‡	46	88
Japan Tobacco Inc	19,500	451

Adviser Managed Trust / Quarterly Report / April 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JFE Holdings Inc	8,700	$149
JGC Corp	3,700	53
JSR Corp	3,400	52
JTEKT Corp	3,600	46
JXTG Holdings Inc	57,000	277
Kajima Corp	8,000	118
Kakaku.com Inc	2,400	49
Kamigumi Co Ltd	1,900	45
Kaneka Corp	1,200	46
Kansai Electric Power Co Inc/The	12,500	151
Kansai Paint Co Ltd	3,100	59
Kao Corp	8,700	668
Kawasaki Heavy Industries Ltd	2,500	58
KDDI Corp	31,400	716
Keihan Holdings Co Ltd	1,700	72
Keikyu Corp	3,900	66
Keio Corp	1,800	108
Keisei Electric Railway Co Ltd	2,300	80
Keyence Corp	1,700	1,055
Kikkoman Corp	2,600	120
Kintetsu Group Holdings Co Ltd	3,000	133
Kirin Holdings Co Ltd	14,600	330
Kobayashi Pharmaceutical Co Ltd	900	72
Kobe Steel Ltd	5,500	42
Koito Manufacturing Co Ltd	1,900	113
Komatsu Ltd	16,400	420
Konami Holdings Corp	1,700	77
Konica Minolta Inc	8,000	80
Kose Corp	600	112
Kubota Corp	17,500	264
Kuraray Co Ltd	5,700	76
Kurita Water Industries Ltd	1,700	44
Kyocera Corp	5,700	368
Kyowa Hakko Kirin Co Ltd	4,600	89
Kyushu Electric Power Co Inc	6,700	65
Kyushu Railway Co	2,800	91
Lawson Inc	1,200	56
LINE Corp *	1,300	44
Lion Corp	4,000	82
LIXIL Group Corp	4,700	61
M3 Inc	7,500	133
Makita Corp	4,000	145
Marubeni Corp	27,700	198
Marui Group Co Ltd	3,400	69
Maruichi Steel Tube Ltd	1,400	39
Mazda Motor Corp	10,100	119
McDonald’s Holdings Co Japan Ltd	1,200	55
Mebuki Financial Group Inc	14,600	37
Medipal Holdings Corp	3,000	67
MEIJI Holdings Co Ltd	2,200	173
MINEBEA MITSUMI Inc	6,800	120
MISUMI Group Inc	5,000	129

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi Chemical Holdings Corp	22,700	$161
Mitsubishi Corp	23,900	656
Mitsubishi Electric Corp	32,300	459
Mitsubishi Estate Co Ltd	20,900	352
Mitsubishi Gas Chemical Co Inc	2,900	43
Mitsubishi Heavy Industries Ltd	5,400	224
Mitsubishi Materials Corp	1,900	49
Mitsubishi Motors Corp	11,900	67
Mitsubishi Tanabe Pharma Corp	4,500	56
Mitsubishi UFJ Financial Group Inc	208,200	1,028
Mitsubishi UFJ Lease & Finance Co Ltd	9,600	49
Mitsui & Co Ltd	29,300	472
Mitsui Chemicals Inc	3,300	81
Mitsui Fudosan Co Ltd	15,800	364
Mitsui OSK Lines Ltd	2,000	51
Mizuho Financial Group Inc	427,300	666
MonotaRO Co Ltd	2,200	51
MS&AD Insurance Group Holdings Inc	8,400	259
Murata Manufacturing Co Ltd	9,600	514
Nabtesco Corp	2,000	61
Nagoya Railroad Co Ltd	3,200	86
NEC Corp	4,600	155
Nexon Co Ltd	7,900	113
NGK Insulators Ltd	4,600	68
NGK Spark Plug Co Ltd	2,800	54
NH Foods Ltd	1,600	64
Nidec Corp	4,000	567
Nikon Corp	5,700	79
Nintendo Co Ltd	2,000	682
Nippon Building Fund Inc ‡	24	155
Nippon Electric Glass Co Ltd	1,500	41
Nippon Express Co Ltd	1,300	71
Nippon Paint Holdings Co Ltd	2,600	98
Nippon Prologis Inc ‡	31	67
Nippon Steel Corp	14,300	254
Nippon Telegraph & Telephone Corp	11,400	472
Nippon Yusen KK	2,700	46
Nissan Chemical Corp	2,200	97
Nissan Motor Co Ltd	41,100	330
Nisshin Seifun Group Inc	3,500	81
Nissin Foods Holdings Co Ltd	1,100	72
Nitori Holdings Co Ltd	1,400	167
Nitto Denko Corp	2,900	156
Nomura Holdings Inc	61,300	230
Nomura Real Estate Holdings Inc	2,200	47
Nomura Real Estate Master Fund Inc ‡	69	101
Nomura Research Institute Ltd	2,000	98
NSK Ltd	6,300	65
NTT Data Corp	11,200	130
NTT DOCOMO Inc	23,600	511
Obayashi Corp	11,500	112
Obic Co Ltd	1,100	127

10	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Odakyu Electric Railway Co Ltd	5,200	$122
Oji Holdings Corp	15,300	91
Olympus Corp	20,600	230
Omron Corp	3,400	182
Ono Pharmaceutical Co Ltd	6,700	125
Oracle Corp Japan	900	61
Oriental Land Co Ltd/Japan	3,500	386
ORIX Corp	23,500	332
Osaka Gas Co Ltd	6,600	122
Otsuka Corp	1,900	75
Otsuka Holdings Co Ltd	6,900	246
Pan Pacific International Holdings Corp	2,100	135
Panasonic Corp	39,100	358
Park24 Co Ltd	2,100	44
Persol Holdings Co Ltd	3,100	58
Pigeon Corp	2,000	85
Pola Orbis Holdings Inc	1,600	50
Rakuten Inc	15,200	169
Recruit Holdings Co Ltd	19,500	583
Renesas Electronics Corp *	14,800	79
Resona Holdings Inc	37,000	156
Ricoh Co Ltd	11,900	120
Rinnai Corp	600	40
Rohm Co Ltd	1,700	124
Ryohin Keikaku Co Ltd	400	76
Sankyo Co Ltd	1,100	43
Santen Pharmaceutical Co Ltd	6,500	99
SBI Holdings Inc/Japan	4,200	89
Secom Co Ltd	3,700	310
Sega Sammy Holdings Inc	3,100	39
Seibu Holdings Inc	3,900	63
Seiko Epson Corp	5,000	80
Sekisui Chemical Co Ltd	6,500	104
Sekisui House Ltd	11,000	177
Seven & i Holdings Co Ltd	13,300	461
Seven Bank Ltd	15,300	41
SG Holdings Co Ltd	1,700	45
Sharp Corp/Japan *	3,800	42
Shimadzu Corp	3,900	104
Shimamura Co Ltd	600	45
Shimano Inc	1,300	190
Shimizu Corp	9,800	84
Shin-Etsu Chemical Co Ltd	6,400	599
Shinsei Bank Ltd	3,700	51
Shionogi & Co Ltd	4,900	285
Shiseido Co Ltd	6,700	524
Shizuoka Bank Ltd/The	7,600	58
Showa Denko KK	2,400	81
SMC Corp/Japan	1,000	414
Softbank Corp	29,700	350
SoftBank Group Corp	14,600	1,515
Sohgo Security Services Co Ltd	1,300	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sompo Holdings Inc	5,600	$209
Sony Corp	22,500	1,053
Sony Financial Holdings Inc	3,100	63
Stanley Electric Co Ltd	2,300	62
Subaru Corp	10,900	266
SUMCO Corp	4,200	55
Sumitomo Chemical Co Ltd	26,400	131
Sumitomo Corp	19,900	284
Sumitomo Dainippon Pharma Co Ltd	2,800	62
Sumitomo Electric Industries Ltd	13,400	177
Sumitomo Heavy Industries Ltd	2,000	70
Sumitomo Metal Mining Co Ltd	4,100	128
Sumitomo Mitsui Financial Group Inc	23,500	848
Sumitomo Mitsui Trust Holdings Inc	5,900	205
Sumitomo Realty & Development Co Ltd	6,300	232
Sumitomo Rubber Industries Ltd	3,000	37
Sundrug Co Ltd	1,700	45
Suntory Beverage & Food Ltd	2,500	110
Suzuken Co Ltd/Aichi Japan	1,300	75
Suzuki Motor Corp	6,100	277
Sysmex Corp	3,000	171
T&D Holdings Inc	9,900	106
Taiheiyo Cement Corp	2,100	67
Taisei Corp	3,800	166
Taisho Pharmaceutical Holdings Co Ltd	600	55
Taiyo Nippon Sanso Corp	2,300	38
Takashimaya Co Ltd	3,600	40
Takeda Pharmaceutical Co Ltd	26,300	971
TDK Corp	2,300	200
Teijin Ltd	3,200	55
Terumo Corp	10,800	325
THK Co Ltd	2,100	55
Tobu Railway Co Ltd	3,400	96
Toho Co Ltd/Tokyo	2,000	84
Toho Gas Co Ltd	1,300	53
Tohoku Electric Power Co Inc	7,600	87
Tokio Marine Holdings Inc	11,500	578
Tokyo Century Corp	1,000	46
Tokyo Electric Power Co Holdings Inc *	25,600	144
Tokyo Electron Ltd	2,800	444
Tokyo Gas Co Ltd	6,800	173
Tokyu Corp	8,900	145
Tokyu Fudosan Holdings Corp	10,800	61
Toppan Printing Co Ltd	4,300	70
Toray Industries Inc	24,600	167
Toshiba Corp	11,500	382
Tosoh Corp	4,600	74
TOTO Ltd	2,500	105
Toyo Seikan Group Holdings Ltd	2,700	54
Toyo Suisan Kaisha Ltd	1,600	61
Toyoda Gosei Co Ltd	1,700	35
Toyota Industries Corp	2,600	147

Adviser Managed Trust / Quarterly Report / April 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toyota Motor Corp	40,500	$2,511
Toyota Tsusho Corp	3,800	126
Trend Micro Inc/Japan	2,100	105
Tsuruha Holdings Inc	700	60
Unicharm Corp	7,100	233
United Urban Investment Corp ‡	51	81
USS Co Ltd	3,900	74
Welcia Holdings Co Ltd	1,200	47
West Japan Railway Co	2,900	215
Yahoo Japan Corp	50,200	133
Yakult Honsha Co Ltd	2,100	142
Yamada Denki Co Ltd	11,100	53
Yamaguchi Financial Group Inc	5,200	38
Yamaha Corp	2,400	124
Yamaha Motor Co Ltd	5,000	103
Yamato Holdings Co Ltd	5,500	119
Yamazaki Baking Co Ltd	3,000	45
Yaskawa Electric Corp	4,300	158
Yokogawa Electric Corp	4,000	83
Yokohama Rubber Co Ltd/The	2,100	39
ZOZO Inc	3,600	64

		58,974

Luxembourg — 0.0%
Altisource Portfolio Solutions SA *	637	15
RTL Group SA	685	38
SES SA, Cl A	6,452	110
Tenaris SA	8,364	116
Trinseo SA	2,571	116

		395

Malaysia — 0.2%
AirAsia Group Bhd	38,600	26
Alliance Bank Malaysia Bhd	26,100	26
AMMB Holdings Bhd	39,900	43
Axiata Group Bhd	62,400	60
British American Tobacco Malaysia Bhd	3,100	26
CIMB Group Holdings Bhd	108,800	139
Dialog Group Bhd	77,300	60
DiGi.Com Bhd	68,600	76
Fraser & Neave Holdings Bhd	3,600	30
Gamuda Bhd	47,800	40
Genting Bhd	47,100	80
Genting Malaysia Bhd	66,000	51
Genting Plantations Bhd	4,900	12
HAP Seng Consolidated Bhd	19,600	47
Hartalega Holdings Bhd	27,600	34
Hong Leong Bank Bhd	16,000	77
Hong Leong Financial Group Bhd	6,300	29
IHH Healthcare Bhd	48,500	65
IJM Corp Bhd	69,200	39
IOI Corp Bhd	43,300	47
Kuala Lumpur Kepong Bhd	9,100	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Malayan Banking Bhd	90,300	$202
Malaysia Airports Holdings Bhd	20,200	37
Maxis Bhd	52,900	69
MISC Bhd	24,200	40
Nestle Malaysia Bhd	1,300	46
Petronas Chemicals Group Bhd	57,200	125
Petronas Dagangan Bhd	4,100	24
Petronas Gas Bhd	16,300	70
PPB Group Bhd	12,300	56
Press Metal Aluminium Holdings Bhd	32,500	37
Public Bank Bhd	66,200	360
QL Resources Bhd	14,900	25
RHB Bank Bhd	24,900	36
Sime Darby Bhd	61,000	34
Sime Darby Plantation Bhd	52,600	66
Sime Darby Property Bhd	70,400	19
SP Setia Bhd Group	36,100	20
Telekom Malaysia Bhd	28,200	20
Tenaga Nasional Bhd	71,900	214
Top Glove Corp Bhd	28,900	34
Westports Holdings Bhd	23,700	22
YTL Corp Bhd	86,700	24

		2,641

Mexico — 0.3%
Alfa SAB de CV, Cl A	68,000	68
Alsea SAB de CV *	9,900	22
America Movil SAB de CV	754,600	558
Arca Continental SAB de CV	10,600	60
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	41,400	69
Cemex SAB de CV *	342,700	158
Coca-Cola Femsa SAB de CV	12,500	79
El Puerto de Liverpool SAB de CV	4,000	26
Fibra Uno Administracion SA de CV	75,400	111
Fomento Economico Mexicano SAB de CV	44,200	431
Gruma SAB de CV, Cl B	4,410	44
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	7,900	80
Grupo Aeroportuario del Sureste SAB de CV, Cl B	4,580	75
Grupo Bimbo SAB de CV, Ser A	35,800	79
Grupo Carso SAB de CV	10,600	41
Grupo Financiero Banorte SAB de CV, Cl O	58,500	369
Grupo Financiero Inbursa SAB de CV, Cl O	53,700	82
Grupo Mexico SAB de CV	79,700	233
Grupo Televisa SAB	55,200	112
Industrias Penoles SAB de CV	3,275	38
Infraestructura Energetica Nova SAB de CV	12,000	52
Kimberly-Clark de Mexico SAB de CV, Cl A	34,100	59
Megacable Holdings SAB de CV	6,500	29
Mexichem SAB de CV	24,400	57

12	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Promotora y Operadora de Infraestructura SAB de CV	4,880	$49
Wal-Mart de Mexico SAB de CV	117,900	345

		3,326

Netherlands — 1.3%
ABN AMRO Group NV (A)	7,492	176
Adyen NV *(A)	183	149
Aegon NV	31,550	165
AerCap Holdings NV *	2,200	109
Airbus SE	10,313	1,409
Akzo Nobel NV	3,977	337
ArcelorMittal	11,765	255
ASML Holding NV	7,260	1,510
Cimpress NV *	1,322	120
Coca-Cola European Partners PLC	3,801	203
Frank’s International NV *	4,536	27
Heineken Holding NV	2,041	207
Heineken NV	4,591	495
ING Groep NV	68,928	877
Koninklijke Ahold Delhaize NV	20,966	504
Koninklijke DSM NV	3,213	367
Koninklijke KPN NV	59,552	183
Koninklijke Philips NV	16,405	698
Koninklijke Vopak NV	1,245	55
NN Group NV	5,437	237
NXP Semiconductors NV	15,300	1,616
Randstad NV	2,110	120
Royal Dutch Shell PLC, Cl A	79,814	2,549
Royal Dutch Shell PLC, Cl B	66,339	2,131
Unibail-Rodamco-Westfield ‡	2,494	428
Unilever NV	27,334	1,653
Wolters Kluwer NV	4,954	345

		16,925

New Zealand — 0.1%
a2 Milk Co Ltd *	12,988	145
Auckland International Airport Ltd	17,110	91
Fisher & Paykel Healthcare Corp Ltd	10,153	107
Fletcher Building Ltd	15,114	52
Meridian Energy Ltd	22,698	62
Ryman Healthcare Ltd	7,085	57
Spark New Zealand Ltd	32,522	80

		594

Norway — 0.1%
Adevinta ASA, Cl B *	853	8
Aker BP ASA	1,913	63
DNB ASA	17,050	327
Equinor ASA	20,697	461
Gjensidige Forsikring ASA	3,542	69
Mowi ASA	7,769	168
Nordic American Tankers Ltd	8,910	19
Norsk Hydro ASA	23,820	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orkla ASA	14,438	$113
Schibsted ASA, Cl B	1,736	41
Telenor ASA	13,031	261
Yara International ASA	3,145	141

		1,773

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	1,874	40
Copa Holdings SA, Cl A	800	67

		107

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	4,300	70
Credicorp Ltd	1,600	379

		449

Philippines — 0.1%
Aboitiz Equity Ventures Inc	46,800	50
Aboitiz Power Corp	37,100	27
Alliance Global Group Inc	103,000	30
Ayala Corp	6,020	104
Ayala Land Inc	160,200	150
Bank of the Philippine Islands	23,310	38
BDO Unibank Inc	46,040	118
DMCI Holdings Inc	108,600	23
Globe Telecom Inc	755	26
GT Capital Holdings Inc	2,160	36
International Container Terminal Services Inc	20,760	50
JG Summit Holdings Inc	66,800	85
Jollibee Foods Corp	9,700	57
Manila Electric Co	5,640	42
Megaworld Corp	245,700	26
Metro Pacific Investments Corp	352,000	31
Metropolitan Bank & Trust Co	39,140	56
PLDT Inc	1,980	47
Robinsons Land Corp *	41,200	19
Security Bank Corp	7,510	26
SM Investments Corp	5,780	105
SM Prime Holdings Inc	222,200	177
Universal Robina Corp	20,390	60

		1,383

Poland — 0.1%
Alior Bank SA *	1,978	30
Bank Handlowy w Warszawie SA	820	13
Bank Millennium SA *	13,541	34
Bank Polska Kasa Opieki SA	3,800	113
CCC SA	643	35
CD Projekt SA *	1,545	87
Cyfrowy Polsat SA	5,371	37
Dino Polska SA *(A)	1,051	35
Grupa Lotos SA	1,747	38
Jastrzebska Spolka Weglowa SA *	917	14

Adviser Managed Trust / Quarterly Report / April 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KGHM Polska Miedz SA *	3,139	$84
LPP SA	29	65
mBank SA	332	38
Orange Polska SA	10,584	14
PGE Polska Grupa Energetyczna SA *	18,562	46
Polski Koncern Naftowy ORLEN SA	6,490	166
Polskie Gornictwo Naftowe i Gazownictwo SA	34,100	52
Powszechna Kasa Oszczednosci Bank Polski SA	19,510	200
Powszechny Zaklad Ubezpieczen SA	13,536	149
Santander Bank Polska SA	800	83

		1,333

Portugal — 0.0%
EDP - Energias de Portugal SA *	45,335	172
Galp Energia SGPS SA	8,878	149
Jeronimo Martins SGPS SA	4,458	72

		393

Qatar — 0.1%
Barwa Real Estate Co	2,186	21
Commercial Bank PQSC/The	4,145	58
Ezdan Holding Group QSC	17,158	50
Industries Qatar QSC	3,911	130
Masraf Al Rayan QSC	7,283	73
Ooredoo QPSC	1,670	30
Qatar Electricity & Water Co QSC	1,253	57
Qatar Insurance Co SAQ	3,313	35
Qatar Islamic Bank SAQ	2,450	112
Qatar National Bank QPSC	10,092	543

		1,109

Russia — 0.4%
Gazprom PJSC ADR	125,229	626
LUKOIL PJSC ADR	11,194	949
Magnit PJSC GDR	8,693	124
MMC Norilsk Nickel PJSC ADR	15,147	336
Mobile TeleSystems PJSC ADR	12,200	96
Novatek PJSC GDR	2,081	401
PhosAgro PJSC GDR	4,415	56
Rosneft Oil Co PJSC GDR	27,814	185
Sberbank of Russia PJSC ADR	61,447	878
Severstal PJSC GDR	6,602	107
Surgutneftegas PJSC ADR	43,855	164
Tatneft PJSC ADR	5,866	412
X5 Retail Group NV GDR	3,006	91

		4,425

Singapore — 0.3%
Ascendas Real Estate Investment Trust ‡	46,800	103
CapitaLand Commercial Trust ‡	46,400	66
CapitaLand Ltd	45,400	118
CapitaLand Mall Trust ‡	45,700	81
City Developments Ltd	7,200	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ComfortDelGro Corp Ltd	38,400	$76
Dairy Farm International Holdings Ltd	6,000	47
DBS Group Holdings Ltd	31,800	660
Genting Singapore Ltd	107,100	78
Golden Agri-Resources Ltd	171,000	36
Hongkong Land Holdings Ltd	20,700	144
Jardine Cycle & Carriage Ltd	1,800	47
Jardine Matheson Holdings Ltd	3,900	257
Jardine Strategic Holdings Ltd	3,900	148
Keppel Corp Ltd	25,800	128
Oversea-Chinese Banking Corp Ltd	56,500	502
SATS Ltd	11,900	46
Sembcorp Industries Ltd	23,600	46
Singapore Airlines Ltd	9,600	68
Singapore Exchange Ltd	14,200	77
Singapore Press Holdings Ltd	28,400	52
Singapore Technologies Engineering Ltd	27,700	81
Singapore Telecommunications Ltd	144,600	337
Suntec Real Estate Investment Trust ‡	37,800	51
United Overseas Bank Ltd	23,800	487
UOL Group Ltd	9,000	50
Venture Corp Ltd	4,900	61
Wilmar International Ltd	34,000	91
Yangzijiang Shipbuilding Holdings Ltd	42,200	49

		4,034

Slovak Republic — 0.0%
Celltrion Inc *	1,888	343

South Africa — 0.6%
Absa Group Ltd	16,228	186
Anglo American Platinum Ltd	1,196	60
AngloGold Ashanti Ltd	9,215	111
Aspen Pharmacare Holdings Ltd	8,761	63
Bid Corp Ltd	7,457	157
Bidvest Group Ltd/The	7,687	116
Capitec Bank Holdings Ltd	897	84
Clicks Group Ltd	5,665	77
Discovery Ltd	8,386	84
Exxaro Resources Ltd	5,306	60
FirstRand Ltd	75,804	359
Fortress Ltd, Cl A ‡	11,469	15
Fortress Ltd, Cl B ‡	18,766	14
Foschini Group Ltd/The	5,211	67
Gold Fields Ltd	18,445	69
Growthpoint Properties Ltd ‡	65,432	114
Hyprop Investments Ltd ‡	5,704	28
Investec Ltd	7,601	48
Kumba Iron Ore Ltd	1,454	43
Liberty Holdings Ltd	3,342	24
Life Healthcare Group Holdings Ltd	27,377	50
MMI Holdings Ltd/South Africa	22,179	28
Mondi Ltd	2,581	57

14	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mr Price Group Ltd	5,890	$89
MTN Group Ltd	38,039	274
MultiChoice Group Ltd *	9,639	86
Naspers Ltd, Cl N	9,876	2,518
Nedbank Group Ltd	9,033	168
NEPI Rockcastle PLC	7,902	66
Netcare Ltd	24,354	41
Oceana Group Ltd	442	2
Old Mutual Ltd	112,450	180
Pick n Pay Stores Ltd	8,066	39
PSG Group Ltd	3,375	62
Rand Merchant Investment Holdings Ltd	16,780	41
Redefine Properties Ltd ‡	117,171	81
Reinet Investments SCA	3,483	59
Remgro Ltd	11,948	162
Resilient Ltd ‡	6,432	26
RMB Holdings Ltd	15,977	93
Sanlam Ltd	40,525	216
Sappi Ltd	11,678	56
Sasol Ltd	12,700	420
Shoprite Holdings Ltd	9,951	120
SPAR Group Ltd/The	4,186	57
Standard Bank Group Ltd	29,243	406
Telkom SA SOC Ltd	6,148	36
Tiger Brands Ltd	3,520	61
Truworths International Ltd	10,307	54
Vodacom Group Ltd	14,166	114
Woolworths Holdings Ltd/South Africa	21,928	73

		7,514

South Korea — 1.2%
Amorepacific Corp	725	129
AMOREPACIFIC Group	665	43
BGF retail Co Ltd	173	32
BNK Financial Group Inc	5,590	34
Celltrion Healthcare Co Ltd *	1,118	72
Celltrion Pharm Inc *	361	18
Cheil Worldwide Inc	1,520	33
CJ CheilJedang Corp	167	45
CJ Corp	330	34
CJ ENM Co Ltd	237	44
CJ Logistics Corp *	207	28
Daelim Industrial Co Ltd	634	53
Daewoo Engineering & Construction Co Ltd *	4,086	18
Daewoo Shipbuilding & Marine Engineering Co Ltd *	884	22
DB Insurance Co Ltd	1,111	65
DGB Financial Group Inc	3,515	25
Doosan Bobcat Inc	1,049	29
E-MART Inc	465	68
Fila Korea Ltd	1,085	77
GS Engineering & Construction Corp	1,344	47
GS Holdings Corp	905	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GS Retail Co Ltd	719	$24
Hana Financial Group Inc	6,727	212
Hankook Tire Co Ltd	1,657	56
Hanmi Pharm Co Ltd	146	54
Hanmi Science Co ltd	323	21
Hanon Systems	4,172	45
Hanwha Chemical Corp	2,439	43
Hanwha Corp	886	22
Hanwha Life Insurance Co Ltd	7,290	25
HDC Hyundai Development Co-Engineering & Construction, Cl E	627	25
Helixmith Co Ltd *	320	71
HLB Inc *	740	53
Hotel Shilla Co Ltd	714	70
Hyundai Department Store Co Ltd	289	25
Hyundai Engineering & Construction Co Ltd	1,782	80
Hyundai Glovis Co Ltd	440	60
Hyundai Heavy Industries Co Ltd *	862	92
Hyundai Heavy Industries Holdings Co Ltd	222	65
Hyundai Marine & Fire Insurance Co Ltd	1,410	46
Hyundai Mobis Co Ltd	1,535	305
Hyundai Motor Co	3,125	370
Hyundai Steel Co	1,849	73
Industrial Bank of Korea	5,492	67
Kakao Corp	1,103	113
Kangwon Land Inc	2,528	74
KB Financial Group Inc	8,919	353
KCC Corp	135	41
Kia Motors Corp	5,923	229
Korea Aerospace Industries Ltd	1,733	52
Korea Electric Power Corp	5,801	141
Korea Gas Corp	597	24
Korea Investment Holdings Co Ltd	1,013	59
Korea Zinc Co Ltd	194	75
Korean Air Lines Co Ltd	1,011	29
KT Corp	496	12
KT&G Corp	2,585	226
Kumho Petrochemical Co Ltd	420	33
LG Chem Ltd	1,037	320
LG Corp	2,142	134
LG Display Co Ltd	5,264	90
LG Electronics Inc	2,441	158
LG Household & Health Care Ltd	211	257
LG Innotek Co Ltd	320	34
LG Uplus Corp	2,416	30
Lotte Chemical Corp	388	89
Lotte Corp	633	27
Lotte Shopping Co Ltd	244	37
Medy-Tox Inc	105	50
Mirae Asset Daewoo Co Ltd	9,907	66
NAVER Corp	3,124	320
NCSoft Corp	402	181

Adviser Managed Trust / Quarterly Report / April 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Netmarble Corp (A)	594	$65
NH Investment & Securities Co Ltd	3,647	43
OCI Co Ltd	410	33
Orange Life Insurance Ltd (A)	776	24
Orion Corp/Republic of Korea	480	40
Ottogi Corp	30	19
Pan Ocean Co Ltd *	5,535	23
Pearl Abyss Corp *	165	25
POSCO	1,777	388
POSCO Chemical Co Ltd	531	26
Posco International Corp	1,207	19
S-1 Corp, Cl 1	411	34
Samsung Biologics Co Ltd *(A)	369	107
Samsung C&T Corp	1,709	150
Samsung Card Co Ltd	673	21
Samsung Electro-Mechanics Co Ltd	1,258	117
Samsung Electronics Co Ltd	107,598	4,223
Samsung Engineering Co Ltd *	3,612	53
Samsung Fire & Marine Insurance Co Ltd	693	180
Samsung Heavy Industries Co Ltd *	9,999	70
Samsung Life Insurance Co Ltd	1,597	116
Samsung SDI Co Ltd	1,239	251
Samsung SDS Co Ltd	787	146
Samsung Securities Co Ltd	1,659	51
Shinhan Financial Group Co Ltd	9,585	362
Shinsegae Inc	164	48
SillaJen Inc *	1,364	76
SK Holdings Co Ltd	712	156
SK Hynix Inc	13,110	887
SK Innovation Co Ltd	1,421	222
SK Telecom Co Ltd	435	92
S-Oil Corp	954	75
Woongjin Coway Co Ltd	1,196	90
Woori Financial Group Inc	10,594	126
Yuhan Corp	200	42

		14,514

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	4,517	207
Aena SME SA (A)	1,196	222
Amadeus IT Group SA, Cl A	7,772	618
Banco Bilbao Vizcaya Argentaria SA	118,101	717
Banco de Sabadell SA	99,664	116
Banco Santander SA	287,580	1,454
Bankia SA	21,856	60
Bankinter SA	11,940	95
CaixaBank SA	63,565	202
Enagas SA	4,017	114
Endesa SA	5,626	140
Ferrovial SA	8,709	214
Grifols SA	5,283	147
Iberdrola SA	110,040	999

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industria de Diseno Textil SA	19,321	$584
Mapfre SA	19,091	57
Naturgy Energy Group SA	6,203	176
Red Electrica Corp SA	7,667	159
Repsol SA	24,717	419
Siemens Gamesa Renewable Energy SA	4,223	76
Telefonica SA	82,766	689

		7,465

Sweden — 0.5%
Alfa Laval AB	5,201	121
Assa Abloy AB, Cl B	17,753	378
Atlas Copco AB, Cl A	11,894	369
Atlas Copco AB, Cl B	6,911	197
Boliden AB	4,844	144
Electrolux AB	4,261	105
Epiroc AB, Cl A *	11,672	121
Epiroc AB, Cl B *	6,907	68
Essity AB, Cl B	10,741	318
Hennes & Mauritz AB, Cl B	15,523	270
Hexagon AB, Cl B	4,612	251
Husqvarna AB, Cl B	7,395	67
ICA Gruppen AB	1,425	52
Industrivarden AB, Cl C	2,958	66
Investor AB, Cl B	8,067	384
Kinnevik AB	4,285	125
L E Lundbergforetagen AB, Cl B	1,346	46
Lundin Petroleum AB	3,316	108
Millicom International Cellular SA	1,171	68
Nordea Bank Abp	53,799	423
Sandvik AB	19,996	369
Securitas AB, Cl B	5,546	97
Skandinaviska Enskilda Banken AB, Cl A	28,826	275
Skanska AB, Cl B	6,025	105
SKF AB, Cl B	6,727	124
Svenska Handelsbanken AB, Cl A	27,048	295
Swedbank AB, Cl A	16,040	260
Swedish Match AB	3,116	152
Tele2 AB, Cl B	8,844	118
Telefonaktiebolaget LM Ericsson, Cl B	54,418	538
Telia Co AB	49,851	212
Volvo AB, Cl B	27,760	444

		6,670

Switzerland — 1.7%
ABB Ltd	32,642	672
Adecco Group AG	2,803	161
Alcon Inc *	7,680	442
Baloise Holding AG	864	148
Barry Callebaut AG	39	71
Chocoladefabriken Lindt & Spruengli AG	21	278
Cie Financiere Richemont SA	9,246	676
Clariant AG	3,528	73

16	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola HBC AG	3,622	$129
Credit Suisse Group AG	45,272	604
Dufry AG	573	56
EMS-Chemie Holding AG	145	88
Geberit AG	656	275
Givaudan SA	164	425
Julius Baer Group Ltd	3,964	191
Kuehne + Nagel International AG	956	139
LafargeHolcim Ltd	8,600	442
Lonza Group AG	1,319	407
Nestle SA	54,527	5,247
Novartis AG	38,666	3,157
Pargesa Holding SA	684	54
Partners Group Holding AG	307	231
Roche Holding AG	12,525	3,302
Schindler Holding AG	1,077	231
SGS SA	95	251
Sika AG	2,260	346
Sonova Holding AG	984	198
Straumann Holding AG	183	148
Swatch Group AG/The	1,535	225
Swiss Life Holding AG	606	285
Swiss Prime Site AG	1,345	108
Swiss Re AG	5,398	519
Swisscom AG	459	214
Temenos AG	1,070	178
Transocean Ltd *	14,000	110
UBS Group AG	68,283	916
Vifor Pharma AG	806	105
Zurich Insurance Group AG	2,681	855

		21,957

Taiwan — 1.1%
Acer Inc	68,000	46
Advantech Co Ltd	8,000	65
Airtac International Group	3,000	40
ASE Technology Holding Co Ltd	78,000	181
Asia Cement Corp	50,000	68
Asustek Computer Inc	16,000	122
AU Optronics Corp	201,000	72
Catcher Technology Co Ltd	15,000	119
Cathay Financial Holding Co Ltd	187,000	270
Chailease Holding Co Ltd	26,000	111
Chang Hwa Commercial Bank Ltd	129,000	77
Cheng Shin Rubber Industry Co Ltd	47,000	63
Chicony Electronics Co Ltd	14,000	34
China Airlines Ltd	48,000	15
China Development Financial Holding Corp	314,000	101
China Life Insurance Co Ltd/Taiwan	61,000	51
China Steel Corp	291,000	235
Chunghwa Telecom Co Ltd	87,000	312
Compal Electronics Inc	99,000	64
CTBC Financial Holding Co Ltd	399,000	273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Electronics Inc	47,000	$247
E.Sun Financial Holding Co Ltd	219,000	180
Eclat Textile Co Ltd	4,000	57
Eva Airways Corp	33,000	16
Evergreen Marine Corp Taiwan Ltd	53,000	23
Far Eastern New Century Corp	73,000	80
Far EasTone Telecommunications Co Ltd	34,000	83
Feng TAY Enterprise Co Ltd	8,000	65
First Financial Holding Co Ltd	225,000	161
Formosa Chemicals & Fibre Corp	80,000	287
Formosa Petrochemical Corp	27,000	100
Formosa Plastics Corp	102,000	370
Formosa Taffeta Co Ltd	22,000	26
Foxconn Technology Co Ltd	22,000	49
Fubon Financial Holding Co Ltd	153,000	226
Giant Manufacturing Co Ltd	7,000	53
Globalwafers Co Ltd	5,000	55
Highwealth Construction Corp	14,000	22
Hiwin Technologies Corp	5,000	47
Hon Hai Precision Industry Co Ltd	298,000	838
Hotai Motor Co Ltd	6,000	91
Hua Nan Financial Holdings Co Ltd	174,000	114
Innolux Corp	211,000	68
Inventec Corp	59,000	47
Largan Precision Co Ltd	2,000	301
Lite-On Technology Corp	49,000	69
MediaTek Inc	34,000	325
Mega Financial Holding Co Ltd	248,000	238
Micro-Star International Co Ltd	16,000	44
Nan Ya Plastics Corp	120,000	303
Nanya Technology Corp	25,000	53
Nien Made Enterprise Co Ltd	4,000	31
Novatek Microelectronics Corp	13,000	85
Pegatron Corp	45,000	85
Phison Electronics Corp	3,000	28
Pou Chen Corp	52,000	63
Powertech Technology Inc	17,000	42
President Chain Store Corp	13,000	121
Quanta Computer Inc	63,000	121
Realtek Semiconductor Corp	10,000	68
Ruentex Development Co Ltd	7,000	10
Ruentex Industries Ltd	10,000	24
Shanghai Commercial & Savings Bank Ltd/The	69,000	111
Shin Kong Financial Holding Co Ltd	242,000	68
SinoPac Financial Holdings Co Ltd	254,000	98
Standard Foods Corp	12,000	21
Synnex Technology International Corp	36,000	45
TaiMed Biologics Inc *	5,000	25
Taishin Financial Holding Co Ltd	224,000	101
Taiwan Business Bank	76,000	31
Taiwan Cement Corp	105,000	143
Taiwan Cooperative Financial Holding Co Ltd	202,000	134

Adviser Managed Trust / Quarterly Report / April 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan High Speed Rail *	41,000	$50
Taiwan Mobile Co Ltd	34,000	124
Taiwan Semiconductor Manufacturing Co Ltd	555,000	4,652
Tatung Co Ltd *	44,000	34
Uni-President Enterprises Corp	108,000	257
United Microelectronics Corp	268,000	117
Vanguard International Semiconductor Corp	21,000	47
Walsin Technology Corp	7,000	43
Win Semiconductors Corp	8,000	54
Winbond Electronics Corp	70,000	36
Wistron Corp	66,000	55
WPG Holdings Ltd	37,000	49
Yageo Corp	6,000	59
Yuanta Financial Holding Co Ltd	252,000	146
Zhen Ding Technology Holding Ltd	10,000	36

		14,171

Thailand — 0.2%
Advanced Info Service PCL NVDR	23,000	137
Airports of Thailand PCL NVDR	96,900	208
Bangkok Bank PCL NVDR	6,600	42
Bangkok Dusit Medical Services PCL NVDR	85,400	68
Bangkok Expressway & Metro PCL NVDR	159,600	54
Banpu PCL NVDR	32,600	17
Berli Jucker PCL NVDR	26,800	43
BTS Group Holdings PCL NVDR	185,700	69
Bumrungrad Hospital PCL NVDR	7,700	43
Central Pattana PCL NVDR	25,900	61
Charoen Pokphand Foods PCL NVDR	76,000	65
CP ALL PCL NVDR	113,900	277
Delta Electronics Thailand PCL NVDR	7,300	17
Electricity Generating PCL NVDR	2,800	26
Energy Absolute PCL NVDR	29,000	51
Fabrinet *	2,161	131
Glow Energy PCL NVDR	11,900	34
Gulf Energy Development PCL NVDR	8,700	28
Home Product Center PCL NVDR	102,900	51
Indorama Ventures PCL NVDR	39,800	57
IRPC PCL NVDR	188,400	33
Kasikornbank PCL NVDR	40,700	244
Krung Thai Bank PCL NVDR	89,300	53
Land & Houses PCL NVDR	40,300	14
Minor International PCL NVDR	48,500	57
Muangthai Capital PCL NVDR	16,500	27
PTT Exploration & Production PCL NVDR	30,000	125
PTT Global Chemical PCL NVDR	51,700	111
PTT PCL NVDR	232,300	355
Robinson PCL NVDR	12,000	22
Siam Cement PCL/The NVDR	9,100	132
Siam Commercial Bank PCL/The NVDR	42,400	174
Thai Oil PCL NVDR	23,600	51
Thai Union Group PCL NVDR	44,400	26
TMB Bank PCL NVDR	289,100	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
True Corp PCL NVDR	237,200	$38

		2,959

Turkey — 0.1%
Akbank T.A.S.	64,747	66
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,106	20
Arcelik AS	4,547	14
Aselsan Elektronik Sanayi Ve Ticaret AS	8,833	30
BIM Birlesik Magazalar AS	4,773	66
Eregli Demir ve Celik Fabrikalari TAS	32,329	50
Ford Otomotiv Sanayi AS	1,100	10
Haci Omer Sabanci Holding AS	20,886	27
KOC Holding AS	17,450	47
Petkim Petrokimya Holding AS	12,587	10
TAV Havalimanlari Holding AS	5,106	22
Tupras Turkiye Petrol Rafinerileri AS	2,666	55
Turk Hava Yollari AO *	10,758	26
Turkcell Iletisim Hizmetleri AS	24,350	51
Turkiye Garanti Bankasi AS *	51,460	71
Turkiye Halk Bankasi AS	9,190	9
Turkiye Is Bankasi AS, Cl C	36,037	32
Turkiye Sise ve Cam Fabrikalari AS	10,094	10

		616

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	48,507	130
Aldar Properties PJSC	81,906	40
DAMAC Properties Dubai Co PJSC	39,923	13
DP World PLC	3,849	77
Dubai Islamic Bank PJSC	45,871	65
Emaar Development PJSC	15,970	17
Emaar Malls PJSC	39,155	19
Emaar Properties PJSC	77,001	101
Emirates Telecommunications Group Co PJSC	43,128	196
First Abu Dhabi Bank PJSC	62,538	272

		930

United Kingdom — 3.0%
3i Group PLC	17,233	241
Admiral Group PLC	3,602	104
Anglo American PLC	18,663	482
Antofagasta PLC	6,985	83
Aon PLC	6,500	1,171
Ashtead Group PLC	8,494	235
Associated British Foods PLC	6,310	211
AstraZeneca PLC	22,438	1,675
Auto Trader Group PLC (A)	16,630	123
Aviva PLC	69,103	387
Babcock International Group PLC	6,324	43
BAE Systems PLC	56,597	364
Barclays PLC	303,426	650
Barratt Developments PLC	17,964	141
Berkeley Group Holdings PLC	2,174	106
BHP Group PLC	37,409	882

18	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BP PLC	357,868	$2,608
British American Tobacco PLC	40,627	1,584
British Land Co PLC/The ‡	16,225	126
BT Group PLC, Cl A	149,375	446
Bunzl PLC	5,958	179
Burberry Group PLC	7,286	192
Carnival PLC	2,996	158
Centrica PLC	100,893	140
Compass Group PLC	28,089	638
ConvaTec Group PLC (A)	24,107	44
Croda International PLC	2,276	154
DCC PLC	1,740	155
Diageo PLC	42,988	1,812
Direct Line Insurance Group PLC	24,354	105
easyJet PLC	2,814	43
Ferguson PLC	4,107	291
Fresnillo PLC	3,916	38
G4S PLC	27,482	77
GlaxoSmithKline PLC	87,872	1,802
Glencore PLC	199,312	791
GVC Holdings PLC	9,791	83
Hammerson PLC ‡	13,652	57
Hargreaves Lansdown PLC	5,041	148
HSBC Holdings PLC	357,221	3,107
Imperial Brands PLC	16,892	536
Informa PLC	22,169	225
InterContinental Hotels Group PLC	3,048	197
Intertek Group PLC	2,859	199
Investec PLC	12,082	76
ITV PLC	64,168	114
J Sainsbury PLC	31,197	90
John Wood Group PLC	12,071	74
Johnson Matthey PLC	3,428	149
Kingfisher PLC	37,749	130
Kingspan Group PLC	2,713	143
Land Securities Group PLC ‡	13,133	158
Legal & General Group PLC	105,573	383
Lloyds Banking Group PLC	1,260,290	1,028
London Stock Exchange Group PLC	5,550	363
Magnitogorsk Iron & Steel Works PJSC GDR	6,131	54
Marks & Spencer Group PLC	28,780	107
Meggitt PLC	13,759	98
Melrose Industries PLC	86,049	227
Merlin Entertainments PLC (A)	12,672	61
Micro Focus International PLC ADR	6,221	156
Mondi PLC	6,505	143
National Grid PLC	60,197	656
Next PLC	2,474	186
NMC Health PLC	1,844	68
Pearson PLC	13,834	150
Persimmon PLC	5,596	163
Polymetal International PLC	5,446	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Polyus PJSC GDR	1,502	$59
Prudential PLC	45,909	1,038
Reckitt Benckiser Group PLC	11,902	962
RELX PLC	34,875	800
Rio Tinto PLC	20,467	1,191
Rolls-Royce Holdings PLC	30,056	358
Royal Bank of Scotland Group PLC	85,360	267
Royal Mail PLC	15,941	53
RSA Insurance Group PLC	18,189	129
Sage Group PLC/The	19,222	182
Schroders PLC	2,202	91
Segro PLC ‡	19,209	170
Severn Trent PLC	4,201	112
Smith & Nephew PLC	15,490	299
Smiths Group PLC	7,013	139
SSE PLC	18,182	271
St James’s Place PLC	9,377	137
Standard Chartered PLC	49,792	454
Standard Life Aberdeen PLC	44,319	161
Tata Steel Ltd GDR	7,779	62
Taylor Wimpey PLC	58,036	137
Tesco PLC	173,461	565
Unilever PLC	19,662	1,194
United Utilities Group PLC	12,077	130
Vodafone Group PLC	473,253	876
VTB Bank PJSC GDR	54,743	61
Weir Group PLC/The	4,365	94
Whitbread PLC	3,253	189
Wm Morrison Supermarkets PLC	39,845	112
WPP PLC	22,349	279

		38,239

United States — 67.9%

Communication Services — 6.0%
Activision Blizzard Inc	20,400	984
Alphabet Inc, Cl A *	8,100	9,712
Alphabet Inc, Cl C *	8,300	9,864
AMC Entertainment Holdings Inc, Cl A	3,168	48
AMC Networks Inc, Cl A *	1,200	70
AT&T Inc	197,300	6,108
ATN International Inc	641	39
Boingo Wireless Inc *	2,488	57
Boston Omaha Corp, Cl A *	148	4
Cable One Inc	100	106
Cardlytics Inc *	174	3
Care.com Inc *	1,265	21
Cargurus Inc, Cl A *	3,005	122
Cars.com Inc *	4,169	87
CBS Corp, Cl B	8,800	451
CenturyLink Inc	25,900	296
Charter Communications Inc, Cl A *	4,600	1,708
Cincinnati Bell Inc *	2,864	26
Cinemark Holdings Inc	2,900	122

Adviser Managed Trust / Quarterly Report / April 30, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clear Channel Outdoor Holdings Inc, Cl A *	1,114	$5
Cogent Communications Holdings Inc	2,510	139
Comcast Corp, Cl A	121,900	5,306
Consolidated Communications Holdings Inc	4,306	22
Daily Journal Corp *	72	16
Discovery Inc, Cl A *	4,200	130
Discovery Inc, Cl C *	9,400	270
DISH Network Corp, Cl A *	6,000	211
Electronic Arts Inc *	8,000	757
Emerald Expositions Events Inc	1,563	22
Entercom Communications Corp, Cl A	7,800	54
Entravision Communications Corp, Cl A	1,884	5
Eros International PLC *	2,182	19
EW Scripps Co/The, Cl A	2,725	62
Facebook Inc, Cl A *	64,500	12,474
Fluent Inc *	2,288	16
Fox Corp *	13,800	536
Frontier Communications Corp *	6,694	19
Gannett Co Inc	6,858	64
GCI Liberty Inc *	2,700	161
Glu Mobile Inc *	6,806	75
Gogo Inc *	3,669	19
Gray Television Inc *	4,799	112
Hemisphere Media Group Inc, Cl A *	1,160	17
IAC/InterActiveCorp *	2,000	450
Intelsat SA *	3,373	68
Interpublic Group of Cos Inc/The	10,400	239
Iridium Communications Inc *	5,746	158
John Wiley & Sons Inc, Cl A	1,200	55
Liberty Broadband Corp, Cl A *	700	69
Liberty Broadband Corp, Cl C *	2,800	276
Liberty Latin America Ltd, Cl A *	2,641	55
Liberty Latin America Ltd, Cl C *	6,814	142
Liberty Media Corp-Liberty Braves, Cl A *	634	18
Liberty Media Corp-Liberty Braves, Cl C *	2,161	61
Liberty Media Corp-Liberty Formula One, Cl A *	300	11
Liberty Media Corp-Liberty Formula One, Cl C *	5,300	206
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,300	92
Liberty Media Corp-Liberty SiriusXM, Cl C *	4,500	181
Liberty TripAdvisor Holdings Inc, Cl A *	4,397	65
Lions Gate Entertainment Corp, Cl A	700	10
Lions Gate Entertainment Corp, Cl B	1,400	19
Live Nation Entertainment Inc *	3,700	242
LiveXLive Media Inc *	861	4
Loral Space & Communications Inc *	795	29
Madison Square Garden Co/The *	500	156
Marcus Corp/The	1,221	46
Match Group Inc	1,400	85
Meet Group Inc/The *	4,456	25
Meredith Corp	2,364	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSG Networks Inc *	3,568	$82
National CineMedia Inc	4,752	33
Netflix Inc *	11,300	4,187
New Media Investment Group Inc	3,657	39
New York Times Co/The, Cl A	7,841	260
News Corp	3,300	41
News Corp, Cl A	10,400	129
Nexstar Media Group Inc, Cl A	2,671	313
NII Holdings Inc *	2,598	5
Omnicom Group Inc	6,000	480
Ooma Inc *	1,213	16
ORBCOMM Inc *	4,509	33
pdvWireless Inc *	596	24
QuinStreet Inc *	2,735	39
Reading International Inc, Cl A *	1,077	16
Rosetta Stone Inc *	1,234	31
Saga Communications Inc, Cl A	112	4
Scholastic Corp	1,721	69
Shenandoah Telecommunications Co	2,802	116
Sinclair Broadcast Group Inc, Cl A	4,043	185
Sirius XM Holdings Inc	44,900	261
Spok Holdings Inc	1,173	16
Sprint Corp *	17,700	99
Take-Two Interactive Software Inc *	3,000	291
TechTarget Inc *	1,297	22
TEGNA Inc	12,959	206
Telephone & Data Systems Inc	2,700	86
T-Mobile US Inc *	8,300	606
Travelzoo *	136	2
Tribune Media Co, Cl A	2,400	111
Tribune Publishing Co *	504	5
TripAdvisor Inc *	2,800	149
TrueCar Inc *	5,801	37
Twitter Inc *	19,400	774
United States Cellular Corp *	200	10
Verizon Communications Inc	112,300	6,422
Viacom Inc, Cl A	100	4
Viacom Inc, Cl B	9,600	278
Vonage Holdings Corp *	13,265	129
Walt Disney Co/The	47,400	6,492
WideOpenWest Inc *	1,899	15
World Wrestling Entertainment Inc, Cl A	2,568	215
Yelp Inc, Cl A *	4,851	194
Zayo Group Holdings Inc *	6,100	191
Zillow Group Inc, Cl A *	1,500	50
Zillow Group Inc, Cl C *	3,300	110
Zynga Inc, Cl A *	20,700	117

		76,235

Consumer Discretionary — 7.3%
1-800-Flowers.com Inc, Cl A *	1,641	35
Aaron’s Inc	4,136	230
Abercrombie & Fitch Co, Cl A	3,965	119

20	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acushnet Holdings Corp	2,105	$53
Adient PLC	2,500	58
Adtalem Global Education Inc *	3,437	170
Advance Auto Parts Inc	1,900	316
Amazon.com Inc *	11,200	21,577
American Axle & Manufacturing Holdings Inc *	6,699	99
American Eagle Outfitters Inc	9,637	229
American Outdoor Brands Corp *	3,317	33
American Public Education Inc *	989	32
America’s Car-Mart Inc/TX *	355	35
Aramark	6,600	205
Asbury Automotive Group Inc *	1,168	94
Ascena Retail Group Inc *	5,122	6
At Home Group Inc *	2,721	64
AutoNation Inc *	1,500	63
AutoZone Inc *	700	720
Barnes & Noble Education Inc *	1,139	5
Barnes & Noble Inc	3,801	19
Bassett Furniture Industries Inc	296	5
BBX Capital Corp, Cl A	4,109	23
Beazer Homes USA Inc *	1,879	25
Bed Bath & Beyond Inc	7,902	132
Best Buy Co Inc	6,300	469
Big 5 Sporting Goods Corp	587	2
Big Lots Inc	2,418	90
Biglari Holdings Inc, Cl A *	3	2
Biglari Holdings Inc, Cl B *	28	4
BJ’s Restaurants Inc	1,270	63
Bloomin’ Brands Inc	4,991	100
Bluegreen Vacations Corp	218	3
Booking Holdings Inc *	1,300	2,411
Boot Barn Holdings Inc *	1,705	49
BorgWarner Inc	5,700	238
Boyd Gaming Corp	4,932	142
Bright Horizons Family Solutions Inc *	1,500	192
Brinker International Inc	2,258	97
Brunswick Corp/DE	2,300	118
Buckle Inc/The	1,780	33
Burlington Stores Inc *	1,800	304
Caesars Entertainment Corp *	15,400	144
Caleres Inc	2,546	67
Callaway Golf Co	5,654	99
Camping World Holdings Inc, Cl A	2,016	30
Capri Holdings Ltd *	3,800	167
Career Education Corp *	4,106	75
CarMax Inc *	4,600	358
Carnival Corp	10,800	592
Carriage Services Inc, Cl A	1,111	19
Carrols Restaurant Group Inc *	2,185	21
Carter’s Inc	1,200	127
Carvana Co, Cl A *	1,942	139
Cato Corp/The, Cl A	1,412	21

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cavco Industries Inc *	518	$65
Century Casinos Inc *	1,743	16
Century Communities Inc *	1,603	41
Cheesecake Factory Inc/The	2,537	126
Chegg Inc *	6,472	231
Chico’s FAS Inc	7,730	27
Children’s Place Inc/The	945	107
Chipotle Mexican Grill Inc, Cl A *	700	482
Choice Hotels International Inc	900	75
Churchill Downs Inc	2,112	213
Chuy’s Holdings Inc *	1,055	21
Citi Trends Inc	848	16
Clarus Corp	1,337	18
Columbia Sportswear Co	800	80
Conn’s Inc *	1,217	31
Container Store Group Inc/The *	467	4
Cooper Tire & Rubber Co	3,052	91
Cooper-Standard Holdings Inc *	1,075	54
Core-Mark Holding Co Inc	2,745	100
Cracker Barrel Old Country Store Inc	1,151	194
Crocs Inc *	3,979	111
Culp Inc	722	15
Dana Inc	8,749	171
Darden Restaurants Inc	3,400	400
Dave & Buster’s Entertainment Inc	2,326	132
Deckers Outdoor Corp *	1,744	276
Del Frisco’s Restaurant Group Inc *	2,144	14
Del Taco Restaurants Inc *	1,936	19
Delphi Automotive PLC *	7,000	600
Denny’s Corp *	3,696	69
Designer Brands Inc, Cl A	4,138	92
Dick’s Sporting Goods Inc	1,900	70
Dillard’s Inc, Cl A	678	46
Dine Brands Global Inc	1,009	89
Dollar General Corp	7,200	908
Dollar Tree Inc *	6,400	712
Domino’s Pizza Inc	1,100	298
Dorman Products Inc *	1,609	141
DR Horton Inc	9,200	408
Drive Shack Inc *	3,821	20
Duluth Holdings Inc, Cl B *	241	4
Dunkin’ Brands Group Inc	2,200	164
eBay Inc	23,300	903
El Pollo Loco Holdings Inc *	1,387	18
Eldorado Resorts Inc *	3,936	194
Empire Resorts Inc *	108	1
Escalade Inc	312	4
Ethan Allen Interiors Inc	1,483	33
Etsy Inc *	7,116	481
Everi Holdings Inc *	4,061	42
Expedia Group Inc	3,200	415
Express Inc *	4,323	16

Adviser Managed Trust / Quarterly Report / April 30, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Extended Stay America Inc	5,100	$91
Fiesta Restaurant Group Inc *	1,509	19
Five Below Inc *	3,254	476
Flexsteel Industries Inc	215	5
Floor & Decor Holdings Inc, Cl A *	1,600	77
Foot Locker Inc	3,000	172
Ford Motor Co	105,900	1,107
Fossil Group Inc *	2,805	37
Fox Factory Holding Corp *	2,159	168
frontdoor Inc *	2,300	81
Funko Inc, Cl A *	325	6
Gaia Inc, Cl A *	329	3
GameStop Corp, Cl A	6,095	53
Gap Inc/The	5,900	154
Garmin Ltd	3,100	266
Garrett Motion Inc *	2,000	38
General Motors Co	35,500	1,383
Genesco Inc *	1,199	54
Gentex Corp	7,100	164
Gentherm Inc *	2,099	89
Genuine Parts Co	3,900	400
G-III Apparel Group Ltd *	2,612	113
GNC Holdings Inc, Cl A *	2,402	5
Golden Entertainment Inc *	1,180	19
Goodyear Tire & Rubber Co/The	6,300	121
GoPro Inc, Cl A *	7,019	41
Graham Holdings Co, Cl B	100	74
Grand Canyon Education Inc *	1,300	151
Green Brick Partners Inc *	718	6
Group 1 Automotive Inc	1,113	87
Groupon Inc, Cl A *	26,839	94
GrubHub Inc *	2,400	160
Guess? Inc	3,487	71
H&R Block Inc	5,600	152
Habit Restaurants Inc/The, Cl A *	1,442	15
Hamilton Beach Brands Holding Co, Cl A	188	3
Hanesbrands Inc	9,700	175
Harley-Davidson Inc	4,400	164
Hasbro Inc	3,100	316
Haverty Furniture Cos Inc	1,155	27
Helen of Troy Ltd *	1,539	222
Hibbett Sports Inc *	1,147	24
Hilton Grand Vacations Inc *	2,600	83
Hilton Worldwide Holdings Inc	7,500	652
Home Depot Inc/The	30,700	6,254
Hooker Furniture Corp	731	22
Houghton Mifflin Harcourt Co *	6,314	45
Hovnanian Enterprises Inc, Cl A *	248	4
Hudson Ltd, Cl A *	2,441	37
Hyatt Hotels Corp, Cl A	1,100	84
Installed Building Products Inc *	1,314	63
International Game Technology PLC	1,400	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Speedway Corp, Cl A	1,423	$63
iRobot Corp *	1,611	167
J Alexander’s Holdings Inc *	376	4
J. Jill Inc	481	3
Jack in the Box Inc	1,545	119
JC Penney Co Inc *	19,599	27
Johnson Outdoors Inc, Cl A	306	23
K12 Inc *	2,255	68
KB Home	5,151	133
Kirkland’s Inc *	434	3
Kohl’s Corp	4,400	313
L Brands Inc	6,200	159
Lands’ End Inc *	307	5
Las Vegas Sands Corp	9,700	650
Laureate Education Inc, Cl A *	5,709	90
La-Z-Boy Inc, Cl Z	2,810	92
LCI Industries	1,465	129
Leaf Group Ltd *	489	4
Lear Corp	1,700	243
Legacy Housing Corp *	136	2
Leggett & Platt Inc	3,500	138
Lennar Corp, Cl A	7,600	395
Lennar Corp, Cl B	200	8
LGI Homes Inc *	1,116	77
Liberty Expedia Holdings Inc, Cl A *	3,263	151
Lifetime Brands Inc	344	3
Lindblad Expeditions Holdings Inc *	1,343	22
Liquidity Services Inc *	792	5
Lithia Motors Inc, Cl A	1,333	151
LKQ Corp *	8,600	259
Lovesac Co/The *	166	7
Lowe’s Cos Inc	21,800	2,466
Lululemon Athletica Inc *	2,600	458
Lumber Liquidators Holdings Inc *	1,788	24
M/I Homes Inc *	1,651	46
Macy’s Inc	8,300	195
Malibu Boats Inc, Cl A *	1,263	53
Marine Products Corp	220	3
MarineMax Inc *	1,372	24
Marriott International Inc/MD, Cl A	7,700	1,050
Marriott Vacations Worldwide Corp	2,323	245
MasterCraft Boat Holdings Inc *	1,145	28
Mattel Inc *	9,300	113
McDonald’s Corp	21,100	4,169
MDC Holdings Inc	2,948	90
Meritage Homes Corp *	2,288	117
MGM Resorts International	13,600	362
Michaels Cos Inc/The *	1,300	15
Modine Manufacturing Co *	3,020	45
Mohawk Industries Inc *	1,700	232
Monarch Casino & Resort Inc *	699	30
Monro Inc	1,906	160

22	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorcar Parts of America Inc *	1,174	$24
Movado Group Inc	971	35
Murphy USA Inc *	1,802	154
Nathan’s Famous Inc	84	6
National Vision Holdings Inc *	3,775	102
Nautilus Inc *	856	5
New Home Co Inc/The *	368	2
Newell Brands Inc	11,800	170
NIKE Inc, Cl B	33,400	2,934
Noodles & Co, Cl A *	410	3
Nordstrom Inc	3,200	131
Norwegian Cruise Line Holdings Ltd *	5,900	333
NVR Inc *	80	252
Office Depot Inc	32,880	79
Ollie’s Bargain Outlet Holdings Inc *	2,966	284
O’Reilly Automotive Inc *	2,100	795
Overstock.com Inc *	1,459	19
Oxford Industries Inc	1,009	84
Papa John’s International Inc	1,344	69
Party City Holdco Inc *	3,526	24
Penn National Gaming Inc *	6,585	143
Penske Automotive Group Inc	1,000	46
PetMed Express Inc	1,242	27
Pier 1 Imports Inc *	4,082	4
Planet Fitness Inc, Cl A *	5,271	399
PlayAGS Inc *	1,353	33
Polaris Industries Inc	1,600	154
Pool Corp	1,100	202
Potbelly Corp *	654	6
PulteGroup Inc	6,800	214
PVH Corp	2,000	258
Quotient Technology Inc *	4,869	45
Qurate Retail Inc, Cl A *	11,200	191
Ralph Lauren Corp, Cl A	1,400	184
RCI Hospitality Holdings Inc	265	6
Red Lion Hotels Corp *	472	4
Red Robin Gourmet Burgers Inc *	812	26
Red Rock Resorts Inc, Cl A	4,174	113
Regis Corp *	1,898	36
Remark Holdings Inc *	841	1
Rent-A-Center Inc/TX, Cl A *	2,688	67
RH *	1,141	122
Rocky Brands Inc	200	5
Roku Inc, Cl A *	2,594	165
Ross Stores Inc	9,900	967
Royal Caribbean Cruises Ltd	4,500	544
RTW RetailWinds Inc *	856	2
Ruth’s Hospitality Group Inc	1,763	46
Sally Beauty Holdings Inc *	7,228	128
Scientific Games Corp, Cl A *	3,354	78
SeaWorld Entertainment Inc *	3,311	88
Service Corp International/US	4,700	196

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ServiceMaster Global Holdings Inc *	3,700	$181
Shake Shack Inc, Cl A *	1,485	91
Shiloh Industries Inc *	438	2
Shoe Carnival Inc	636	23
Shutterfly Inc *	1,985	87
Shutterstock Inc	1,144	46
Signet Jewelers Ltd	3,138	73
Six Flags Entertainment Corp	2,000	106
Skechers U.S.A. Inc, Cl A *	3,500	111
Skyline Champion Corp	2,044	43
Sleep Number Corp *	1,972	69
Sonic Automotive Inc, Cl A	1,504	30
Sonos Inc *	469	5
Sotheby’s *	2,009	85
Speedway Motorsports Inc	335	6
Sportsman’s Warehouse Holdings Inc *	1,086	5
Stamps.com Inc *	1,060	91
Standard Motor Products Inc	1,285	64
Starbucks Corp	32,800	2,548
Steven Madden Ltd	5,212	189
Stoneridge Inc *	1,670	52
Strategic Education Inc	1,250	179
Sturm Ruger & Co Inc	1,021	57
Superior Group of Cos Inc	265	4
Superior Industries International Inc	719	4
Tailored Brands Inc	3,110	25
Tapestry Inc	7,800	252
Target Corp	14,300	1,107
Taylor Morrison Home Corp, Cl A *	6,920	134
Tempur Sealy International Inc *	1,300	80
Tenneco Inc, Cl A	3,071	67
Tesla Inc *	3,700	883
Texas Roadhouse Inc, Cl A	4,049	219
Thor Industries Inc	1,400	92
Tiffany & Co	3,300	356
Tile Shop Holdings Inc	2,833	14
Tilly’s Inc, Cl A	1,323	16
TJX Cos Inc/The	33,600	1,844
Toll Brothers Inc	3,700	141
TopBuild Corp *	2,124	151
Tower International Inc	1,228	29
Town Sports International Holdings Inc *	424	2
Tractor Supply Co	3,300	342
TRI Pointe Group Inc *	8,504	111
Tupperware Brands Corp	2,943	70
Turtle Beach Corp *	239	2
Ulta Beauty Inc *	1,500	523
Under Armour Inc, Cl A *	5,000	115
Under Armour Inc, Cl C *	5,100	106
Unifi Inc *	991	20
Universal Electronics Inc *	833	32
Urban Outfitters Inc *	2,000	59

Adviser Managed Trust / Quarterly Report / April 30, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vail Resorts Inc	1,100	$252
Vera Bradley Inc *	1,418	17
VF Corp	8,800	831
Vista Outdoor Inc *	3,536	31
Visteon Corp *	800	53
Vuzix Corp *	689	2
Wayfair Inc, Cl A *	1,500	243
Weight Watchers International Inc *	2,358	48
Wendy’s Co/The	5,000	93
Weyco Group Inc	179	6
Whirlpool Corp	1,700	236
William Lyon Homes, Cl A *	1,973	33
Williams-Sonoma Inc	2,200	126
Wingstop Inc, Cl A	1,741	131
Winmark Corp	157	29
Winnebago Industries Inc	1,893	67
Wolverine World Wide Inc	5,520	203
Wyndham Destinations Inc	2,600	113
Wyndham Hotels & Resorts Inc	2,700	150
Wynn Resorts Ltd	2,800	404
YETI Holdings Inc *	1,053	38
Yum China Holdings Inc	18,000	856
Yum! Brands Inc	8,300	866
ZAGG Inc *	1,735	14
Zumiez Inc *	1,149	31

		92,787

Consumer Staples — 4.2%
22nd Century Group Inc *	8,163	18
Alico Inc	87	2
Altria Group Inc	51,400	2,793
Andersons Inc/The	1,654	54
Archer-Daniels-Midland Co	15,100	673
B&G Foods Inc, Cl A	3,955	103
BJ’s Wholesale Club Holdings Inc *	7,623	216
Boston Beer Co Inc/The, Cl A *	495	153
Brown-Forman Corp, Cl A	1,400	73
Brown-Forman Corp, Cl B	7,600	405
Bunge Ltd	3,800	199
Calavo Growers Inc	955	92
Cal-Maine Foods Inc	1,883	77
Campbell Soup Co	4,800	186
Casey’s General Stores Inc	1,000	132
Castle Brands Inc *	4,384	3
Celsius Holdings Inc *	668	3
Central Garden & Pet Co, Cl A *	3,163	79
Chefs’ Warehouse Inc/The *	1,330	43
Church & Dwight Co Inc	6,600	495
Clorox Co/The	3,500	559
Coca-Cola Co/The	103,800	5,092
Coca-Cola Consolidated Inc	283	92
Colgate-Palmolive Co	23,100	1,681
Conagra Brands Inc	13,100	403

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	4,200	$889
Costco Wholesale Corp	11,900	2,922
Coty Inc, Cl A	12,600	136
Craft Brew Alliance Inc *	372	5
Darling Ingredients Inc *	9,793	214
Dean Foods Co	2,669	5
Edgewell Personal Care Co *	3,235	133
elf Beauty Inc *	1,446	18
Energizer Holdings Inc	1,700	81
Estee Lauder Cos Inc/The, Cl A	5,800	996
Farmer Brothers Co *	294	6
Flowers Foods Inc	4,900	107
Fresh Del Monte Produce Inc	1,853	55
Freshpet Inc *	1,587	71
General Mills Inc	16,100	829
Hain Celestial Group Inc/The *	2,500	55
Herbalife Nutrition Ltd *	2,900	153
Hershey Co/The	3,800	474
Hormel Foods Corp	7,400	296
Hostess Brands Inc, Cl A *	5,956	80
Ingles Markets Inc, Cl A	881	24
Ingredion Inc	1,800	171
Inter Parfums Inc	1,050	76
J&J Snack Foods Corp	901	142
JM Smucker Co/The	3,000	368
John B Sanfilippo & Son Inc	528	38
Kellogg Co	6,700	404
Keurig Dr Pepper Inc	4,900	142
Kimberly-Clark Corp	9,300	1,194
Kraft Heinz Co/The	16,300	542
Kroger Co/The	21,500	554
Lamb Weston Holdings Inc	4,000	280
Lancaster Colony Corp	1,130	168
Landec Corp *	1,570	17
Limoneira Co	936	21
McCormick & Co Inc/MD	3,300	508
Medifast Inc	702	103
MGP Ingredients Inc	800	70
Molson Coors Brewing Co, Cl B	4,700	302
Mondelez International Inc, Cl A	38,700	1,968
Monster Beverage Corp *	10,800	644
National Beverage Corp	721	40
Natural Grocers by Vitamin Cottage Inc *	264	3
Natural Health Trends Corp	215	2
Nature’s Sunshine Products Inc *	249	2
Nu Skin Enterprises Inc, Cl A	1,500	76
Oil-Dri Corp of America	149	5
PepsiCo Inc	38,400	4,917
Performance Food Group Co *	6,081	249
Philip Morris International Inc	42,200	3,653
Pilgrim’s Pride Corp *	1,400	38
Post Holdings Inc *	1,800	203

24	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PriceSmart Inc	1,335	$80
Primo Water Corp *	2,069	33
Procter & Gamble Co/The	67,600	7,198
Pyxus International Inc *	245	6
Revlon Inc, Cl A *	238	5
Rite Aid Corp *	3,288	30
Sanderson Farms Inc	1,185	180
Seaboard Corp	4	18
Seneca Foods Corp, Cl A *	208	5
Simply Good Foods Co/The *	3,681	83
Smart & Final Stores Inc *	674	4
SpartanNash Co	2,190	35
Spectrum Brands Holdings Inc	1,100	68
Sprouts Farmers Market Inc *	3,400	73
Sysco Corp	12,700	894
Tootsie Roll Industries Inc	1,032	40
TreeHouse Foods Inc *	1,500	100
Turning Point Brands Inc	506	22
Tyson Foods Inc, Cl A	7,900	593
United Natural Foods Inc *	3,150	41
Universal Corp/VA	1,491	80
US Foods Holding Corp *	5,800	212
USANA Health Sciences Inc *	767	64
Vector Group Ltd	6,199	59
Village Super Market Inc, Cl A	532	16
Walgreens Boots Alliance Inc	22,000	1,179
Walmart Inc	38,100	3,918
WD-40 Co	818	138
Weis Markets Inc	597	25

		53,274

Energy — 3.3%
Abraxas Petroleum Corp *	10,258	14
Adams Resources & Energy Inc	63	2
Anadarko Petroleum Corp	13,700	998
Antero Resources Corp *	6,500	47
Apache Corp	10,400	342
Apergy Corp *	2,100	83
Arch Coal Inc	1,051	102
Archrock Inc	7,668	78
Baker Hughes a GE Co, Cl A	13,900	334
Basic Energy Services Inc *	561	1
Berry Petroleum Corp	3,387	38
Bonanza Creek Energy Inc *	1,171	28
Bristow Group Inc *	962	–
C&J Energy Services Inc *	3,849	54
Cabot Oil & Gas Corp	11,500	298
Cactus Inc, Cl A *	2,288	83
California Resources Corp *	2,729	58
Callon Petroleum Co *	13,713	103
CARBO Ceramics Inc *	603	2
Carrizo Oil & Gas Inc *	5,283	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centennial Resource Development Inc/DE, Cl A *	5,000	$53
Cheniere Energy Inc *	6,300	405
Chesapeake Energy Corp *	28,300	82
Chevron Corp	51,700	6,207
Cimarex Energy Co	2,700	185
Clean Energy Fuels Corp *	8,509	27
CNX Resources Corp *	5,300	47
Concho Resources Inc	5,300	612
ConocoPhillips	30,900	1,950
CONSOL Energy Inc *	1,669	57
Continental Resources Inc/OK *	2,400	110
Covia Holdings Corp *	909	4
CVR Energy Inc	1,114	51
Dawson Geophysical Co *	617	2
Delek US Holdings Inc	4,873	181
Denbury Resources Inc *	27,776	62
Devon Energy Corp	12,700	408
DHT Holdings Inc	5,697	30
Diamond Offshore Drilling Inc *	3,949	38
Diamondback Energy Inc	4,300	457
DMC Global Inc	866	60
Dorian LPG Ltd *	1,790	14
Dril-Quip Inc *	2,148	94
Earthstone Energy Inc, Cl A *	564	4
Energy Fuels Inc/Canada *	5,452	16
EOG Resources Inc	15,700	1,508
EQT Corp	6,900	141
Equitrans Midstream Corp	5,700	119
Era Group Inc *	590	6
Evolution Petroleum Corp	745	5
Exterran Corp *	1,997	28
Extraction Oil & Gas Inc *	1,500	7
Exxon Mobil Corp	115,000	9,232
Forum Energy Technologies Inc *	5,028	30
Frontline Ltd/Bermuda *	4,722	39
FTS International Inc *	2,037	21
GasLog Ltd	2,494	39
Golar LNG Ltd	5,679	111
Goodrich Petroleum Corp *	259	4
Green Plains Inc	2,412	42
Gulfport Energy Corp *	10,549	69
Halcon Resources Corp *	3,904	5
Hallador Energy Co	486	3
Halliburton Co	23,700	671
Helix Energy Solutions Group Inc *	8,502	66
Helmerich & Payne Inc	2,900	170
Hess Corp	7,100	455
HighPoint Resources Corp *	6,868	19
HollyFrontier Corp	4,300	205
Independence Contract Drilling Inc *	1,426	4
International Seaways Inc *	1,357	24

Adviser Managed Trust / Quarterly Report / April 30, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ION Geophysical Corp *	311	$4
Isramco Inc *	22	3
Jagged Peak Energy Inc *	3,925	41
Keane Group Inc *	3,141	33
Key Energy Services Inc *	299	1
Kinder Morgan Inc/DE	52,800	1,049
KLX Energy Services Holdings Inc *	1,237	35
Kosmos Energy Ltd	6,900	46
Laredo Petroleum Inc *	9,608	29
Liberty Oilfield Services Inc, Cl A	2,701	40
Lilis Energy Inc *	1,301	2
Mammoth Energy Services Inc	811	13
Marathon Oil Corp	22,500	383
Marathon Petroleum Corp	18,200	1,108
Matador Resources Co *	6,317	124
Matrix Service Co *	1,633	32
McDermott International Inc *	10,778	87
Midstates Petroleum Co Inc *	438	6
Montage Resources Corp *	172	2
Murphy Oil Corp	4,400	120
Nabors Industries Ltd	4,800	17
NACCO Industries Inc, Cl A	110	4
National Oilwell Varco Inc	10,400	272
Natural Gas Services Group Inc *	365	6
NCS Multistage Holdings Inc *	286	1
Newpark Resources Inc *	5,434	40
NextDecade Corp *	229	1
Nine Energy Service Inc *	938	19
Noble Corp plc *	15,054	40
Noble Energy Inc	13,000	352
Northern Oil and Gas Inc *	11,976	32
Oasis Petroleum Inc *	16,186	99
Occidental Petroleum Corp	20,500	1,207
Oceaneering International Inc *	5,942	114
Oil States International Inc *	3,605	70
ONEOK Inc	11,100	754
Overseas Shipholding Group Inc, Cl A *	1,667	3
Panhandle Oil and Gas Inc, Cl A	1,015	15
Par Pacific Holdings Inc *	1,956	38
Parsley Energy Inc, Cl A *	7,200	144
Patterson-UTI Energy Inc	5,800	79
PBF Energy Inc, Cl A	3,200	107
PDC Energy Inc *	3,963	172
Peabody Energy Corp	4,694	135
Penn Virginia Corp *	764	34
Phillips 66	11,200	1,056
Pioneer Energy Services Corp *	2,231	4
Pioneer Natural Resources Co	4,600	766
Profire Energy Inc *	700	1
ProPetro Holding Corp *	4,261	94
QEP Resources Inc *	6,400	48
Range Resources Corp	5,700	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Renewable Energy Group Inc *	2,246	$54
REX American Resources Corp *	347	29
RigNet Inc *	411	4
Ring Energy Inc *	3,625	19
RPC Inc	800	8
SandRidge Energy Inc *	1,962	16
Schlumberger Ltd	37,600	1,605
Scorpio Tankers Inc	2,763	71
SEACOR Holdings Inc *	1,045	47
SEACOR Marine Holdings Inc *	1,069	15
Select Energy Services Inc, Cl A *	2,825	33
SemGroup Corp, Cl A	4,786	62
Ship Finance International Ltd	4,917	63
SilverBow Resources Inc *	207	4
SM Energy Co	3,000	48
Smart Sand Inc *	651	3
Solaris Oilfield Infrastructure Inc, Cl A	1,657	28
Southwestern Energy Co *	35,324	140
SRC Energy Inc *	14,558	90
Superior Energy Services Inc *	9,359	34
Talos Energy Inc *	1,237	37
Targa Resources Corp	6,100	245
Teekay Tankers Ltd, Cl A *	5,592	6
Tellurian Inc *	5,181	49
TETRA Technologies Inc *	7,726	18
Tidewater Inc *	1,821	41
Ultra Petroleum Corp *	6,912	3
Unit Corp *	3,188	43
Uranium Energy Corp *	11,215	16
US Silica Holdings Inc	4,720	75
Valero Energy Corp	11,500	1,043
W&T Offshore Inc *	5,702	36
Whiting Petroleum Corp *	2,400	66
Williams Cos Inc/The	32,300	915
World Fuel Services Corp	4,019	124
WPX Energy Inc *	10,800	150
Zion Oil & Gas Inc *	3,215	2

		41,088

Financials — 9.5%
1st Constitution Bancorp	221	4
1st Source Corp	959	45
ACNB Corp	437	17
Affiliated Managers Group Inc	1,400	155
Aflac Inc	20,200	1,018
AG Mortgage Investment Trust Inc ‡	1,773	30
AGNC Investment Corp ‡	14,500	258
Alleghany Corp *	400	263
Allegiance Bancshares Inc *	733	25
Allstate Corp/The	9,000	892
Ally Financial Inc	11,000	327
Amalgamated Bank, Cl A	346	6
Ambac Financial Group Inc *	2,757	52

26	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Equity Investment Life Holding Co	5,364	$158
American Express Co	18,900	2,216
American Financial Group Inc/OH	1,900	197
American International Group Inc	24,100	1,146
American National Bankshares Inc	660	25
American National Insurance Co	100	11
Ameriprise Financial Inc	3,700	543
Ameris Bancorp	2,553	93
AMERISAFE Inc	1,156	68
Ames National Corp	556	16
Annaly Capital Management Inc ‡	37,500	378
Anworth Mortgage Asset Corp ‡	6,077	25
Apollo Commercial Real Estate Finance Inc ‡	7,393	139
Arbor Realty Trust Inc ‡	4,436	61
Arch Capital Group Ltd *	10,500	355
Ares Commercial Real Estate Corp ‡	1,672	25
Argo Group International Holdings Ltd	1,942	152
Arlington Asset Investment Corp, Cl A ‡	1,927	15
ARMOUR Residential Inc ‡	3,099	59
Arrow Financial Corp	762	26
Arthur J Gallagher & Co	4,900	410
Artisan Partners Asset Management Inc, Cl A	2,896	82
Ashford Inc *	19	1
Associated Banc-Corp	4,400	100
Associated Capital Group Inc	68	3
Assurant Inc	1,600	152
Assured Guaranty Ltd	2,800	134
Athene Holding Ltd, Cl A *	4,300	194
Atlantic Capital Bancshares Inc *	1,540	27
Auburn National Bancorporation Inc	69	2
AXA Equitable Holdings Inc	6,400	145
Axis Capital Holdings Ltd	2,200	125
Axos Financial Inc *	3,479	114
B. Riley Financial Inc	1,303	24
Banc of California Inc	2,640	38
BancFirst Corp	1,092	62
Bancorp Inc/The *	3,137	32
BancorpSouth Bank	5,635	172
Bank of America Corp	244,600	7,480
Bank of Commerce Holdings	454	5
Bank of Hawaii Corp	1,100	91
Bank of Marin Bancorp	837	35
Bank of New York Mellon Corp/The	24,100	1,197
Bank of NT Butterfield & Son Ltd/The	3,355	134
Bank of Princeton/The	169	5
Bank OZK	3,300	108
Bank7 Corp *	100	2
BankFinancial Corp	374	6
BankUnited Inc	2,600	95
Bankwell Financial Group Inc	181	6
Banner Corp	1,926	102
Bar Harbor Bankshares	953	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baycom Corp *	661	$15
BB&T Corp	20,900	1,070
BCB Bancorp Inc	401	5
Berkshire Hathaway Inc, Cl B *	52,600	11,399
Berkshire Hills Bancorp Inc	2,461	74
BGC Partners Inc, Cl A	7,400	40
BlackRock Inc, Cl A	3,300	1,601
Blackstone Mortgage Trust Inc, Cl A ‡	6,825	243
Blucora Inc *	2,862	100
BOK Financial Corp	900	78
Boston Private Financial Holdings Inc	5,056	58
Bridge Bancorp Inc	1,025	32
Bridgewater Bancshares Inc *	1,493	16
Brighthouse Financial Inc *	3,300	138
BrightSphere Investment Group PLC	4,864	71
Brookline Bancorp Inc	4,778	72
Brown & Brown Inc	6,300	200
Bryn Mawr Bank Corp	1,218	46
Business First Bancshares Inc	683	17
Byline Bancorp Inc *	1,032	21
C&F Financial Corp	97	5
Cadence BanCorp, Cl A	7,203	164
Cambridge Bancorp	234	20
Camden National Corp	943	41
Cannae Holdings Inc *	4,144	106
Capital Bancorp Inc *	189	2
Capital City Bank Group Inc	733	17
Capital One Financial Corp	12,600	1,170
Capitol Federal Financial Inc	7,911	109
Capstar Financial Holdings Inc	239	4
Capstead Mortgage Corp ‡	5,185	45
Carolina Financial Corp	1,282	46
Cathay General Bancorp	4,629	170
CB Financial Services Inc	137	3
Cboe Global Markets Inc	3,000	305
CBTX Inc	1,100	35
CenterState Bank Corp	7,241	179
Central Pacific Financial Corp	1,724	52
Central Valley Community Bancorp	808	17
Century Bancorp Inc/MA, Cl A	184	17
Charles Schwab Corp/The	32,600	1,492
Chemical Financial Corp	4,266	187
Chemung Financial Corp	98	5
Cherry Hill Mortgage Investment Corp ‡	1,033	18
Chimera Investment Corp ‡	5,000	96
Chubb Ltd	12,400	1,800
Cincinnati Financial Corp	4,200	404
CIT Group Inc	2,700	144
Citigroup Inc	64,300	4,546
Citizens & Northern Corp	749	21
Citizens Financial Group Inc	12,700	460
Citizens Inc/TX, Cl A *	3,116	21

Adviser Managed Trust / Quarterly Report / April 30, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
City Holding Co	957	$76
Civista Bancshares Inc	890	20
CME Group Inc, Cl A	9,600	1,717
CNA Financial Corp	400	19
CNB Financial Corp/PA	907	26
CNO Financial Group Inc	9,835	163
Coastal Financial Corp/WA *	209	3
Codorus Valley Bancorp Inc	266	6
Cohen & Steers Inc	1,351	68
Colony Credit Real Estate Inc ‡	5,068	79
Columbia Banking System Inc	4,379	164
Columbia Financial Inc *	3,032	48
Comerica Inc	4,400	346
Commerce Bancshares Inc/MO	2,700	163
Community Bank System Inc	3,002	200
Community Bankers Trust Corp	628	5
Community Financial Corp/The	142	4
Community Trust Bancorp Inc	950	40
ConnectOne Bancorp Inc	1,854	40
County Bancorp Inc	150	3
Cowen Inc, Cl A *	1,719	29
Crawford & Co, Cl B	322	3
Credit Acceptance Corp *	300	149
Cullen/Frost Bankers Inc	1,500	153
Curo Group Holdings Corp *	343	5
Customers Bancorp Inc *	1,770	40
CVB Financial Corp	6,705	146
Diamond Hill Investment Group Inc	202	29
Dime Community Bancshares Inc	1,932	39
Discover Financial Services	9,000	733
Donegal Group Inc, Cl A	274	4
Donnelley Financial Solutions Inc *	2,079	32
Dynex Capital Inc ‡	4,282	26
E*TRADE Financial Corp	6,700	339
Eagle Bancorp Inc *	1,918	106
East West Bancorp Inc	3,900	201
Eaton Vance Corp	3,000	125
eHealth Inc *	1,322	80
Elevate Credit Inc *	603	3
EMC Insurance Group Inc	588	19
Employers Holdings Inc	1,945	83
Encore Capital Group Inc *	1,586	45
Enova International Inc *	2,008	55
Enstar Group Ltd *	722	128
Entegra Financial Corp *	196	6
Enterprise Bancorp Inc/MA	610	19
Enterprise Financial Services Corp	1,363	58
Equity Bancshares Inc, Cl A *	844	22
Erie Indemnity Co, Cl A	700	133
Esquire Financial Holdings Inc *	177	4
ESSA Bancorp Inc	278	4
Essent Group Ltd *	5,732	272

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evans Bancorp Inc	137	$5
Evercore Inc, Cl A	1,100	107
Everest Re Group Ltd	1,100	259
Exantas Capital Corp ‡	1,918	21
EZCORP Inc, Cl A *	3,148	34
FactSet Research Systems Inc	1,000	276
Farmers & Merchants Bancorp Inc/Archbold OH	570	18
Farmers National Banc Corp	1,593	23
FB Financial Corp	1,006	37
FBL Financial Group Inc, Cl A	607	38
Federal Agricultural Mortgage Corp, Cl C	549	42
Federated Investors Inc, Cl B	5,791	178
FedNat Holding Co	336	5
FGL Holdings	8,850	75
Fidelity D&D Bancorp Inc	82	5
Fidelity National Financial Inc	7,200	288
Fidelity Southern Corp	1,346	39
Fifth Third Bancorp	20,800	599
Financial Institutions Inc	956	26
First American Financial Corp	2,900	165
First Bancorp Inc/ME	650	17
First BanCorp/Puerto Rico	12,804	145
First Bancorp/Southern Pines NC	1,772	67
First Bancshares Inc/The	776	24
First Bank/Hamilton NJ	477	5
First Busey Corp	2,645	68
First Business Financial Services Inc	243	6
First Choice Bancorp	263	6
First Citizens BancShares Inc/NC, Cl A	200	90
First Commonwealth Financial Corp	5,916	81
First Community Bankshares Inc	962	33
First Community Corp/SC	210	4
First Defiance Financial Corp	1,226	36
First Financial Bancorp	5,722	144
First Financial Bankshares Inc	3,880	239
First Financial Corp/IN	737	30
First Financial Northwest Inc	239	4
First Foundation Inc	2,350	33
First Guaranty Bancshares Inc	141	3
First Hawaiian Inc	3,600	100
First Horizon National Corp	8,500	128
First Internet Bancorp	286	6
First Interstate BancSystem Inc, Cl A	1,983	84
First Merchants Corp	3,258	119
First Mid Bancshares Inc	791	27
First Midwest Bancorp Inc/IL	6,339	136
First Northwest Bancorp	269	4
First of Long Island Corp/The	1,511	35
First Republic Bank/CA	4,400	465
First Savings Financial Group Inc	53	3
First United Corp	200	4

28	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstCash Inc	2,551	$249
Flagstar Bancorp Inc	1,790	64
Flushing Financial Corp	1,653	37
FNB Corp/PA	8,700	106
Focus Financial Partners Inc, Cl A *	1,599	60
Franklin Financial Network Inc	812	22
Franklin Resources Inc	8,200	284
FS Bancorp Inc	112	6
Fulton Financial Corp	9,986	172
GAIN Capital Holdings Inc	792	4
GAMCO Investors Inc, Cl A	139	3
Genworth Financial Inc, Cl A *	30,270	115
German American Bancorp Inc	1,400	42
Glacier Bancorp Inc	5,074	216
Global Indemnity Ltd	541	17
Goldman Sachs Group Inc/The	9,500	1,956
Goosehead Insurance Inc, Cl A	627	19
Granite Point Mortgage Trust Inc ‡	3,066	59
Great Ajax Corp ‡	1,133	16
Great Southern Bancorp Inc	677	39
Great Western Bancorp Inc	3,438	121
Green Dot Corp, Cl A *	2,890	184
Greene County Bancorp Inc	89	3
Greenhill & Co Inc	1,101	23
Greenlight Capital Re Ltd, Cl A *	1,820	22
Guaranty Bancshares Inc/TX	223	6
Hallmark Financial Services Inc *	381	4
Hamilton Lane Inc, Cl A	1,017	50
Hancock Whitney Corp	5,085	222
Hanmi Financial Corp	1,859	44
Hanover Insurance Group Inc/The	1,100	133
HarborOne Bancorp Inc *	929	17
Hartford Financial Services Group Inc/The	9,700	507
HCI Group Inc	457	19
Health Insurance Innovations Inc, Cl A *	815	19
Heartland Financial USA Inc	1,771	80
Heritage Commerce Corp	2,471	31
Heritage Financial Corp/WA	2,211	67
Heritage Insurance Holdings Inc	1,280	17
Hilltop Holdings Inc	4,292	90
Hingham Institution for Savings	86	16
Home Bancorp Inc	499	18
Home BancShares Inc/AR	9,385	180
HomeStreet Inc *	1,524	43
HomeTrust Bancshares Inc	1,053	27
Hope Bancorp Inc	7,297	103
Horace Mann Educators Corp	2,477	96
Horizon Bancorp Inc/IN	2,276	37
Houlihan Lokey Inc, Cl A	2,035	100
Howard Bancorp Inc *	382	6
Huntington Bancshares Inc/OH	28,200	393
IBERIABANK Corp	3,314	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Impac Mortgage Holdings Inc *	287	$1
Independence Holding Co	137	5
Independent Bank Corp/MI	1,334	29
Independent Bank Corp/Rockland MA	1,980	159
Independent Bank Group Inc	1,963	112
Interactive Brokers Group Inc, Cl A	2,000	108
Intercontinental Exchange Inc	15,200	1,237
International Bancshares Corp	3,315	137
INTL. FCStone Inc *	951	39
Invesco Ltd	11,000	242
Invesco Mortgage Capital Inc ‡	7,710	126
Investar Holding Corp	260	6
Investors Bancorp Inc	14,215	167
Investors Title Co	89	15
James River Group Holdings Ltd	1,572	66
Jefferies Financial Group Inc	7,500	154
JPMorgan Chase & Co	89,800	10,421
Kearny Financial Corp/MD	5,334	75
Kemper Corp	3,147	283
KeyCorp	27,500	483
Kingstone Cos Inc	271	3
Kinsale Capital Group Inc	1,177	85
KKR Real Estate Finance Trust Inc ‡	1,338	27
Ladder Capital Corp, Cl A ‡	5,553	97
Ladenburg Thalmann Financial Services Inc	6,361	23
Lakeland Bancorp Inc	2,753	46
Lakeland Financial Corp	1,475	70
Lazard Ltd, Cl A (D)	3,100	121
LCNB Corp	263	4
LegacyTexas Financial Group Inc	2,856	114
Legg Mason Inc	2,300	77
LendingClub Corp *	19,435	62
LendingTree Inc *	476	183
Level One Bancorp Inc	151	4
Lincoln National Corp	5,800	387
Live Oak Bancshares Inc	1,587	28
Loews Corp	7,500	385
LPL Financial Holdings Inc	2,300	170
Luther Burbank Corp	596	6
M&T Bank Corp	3,700	629
Macatawa Bank Corp	1,663	17
Maiden Holdings Ltd	3,748	2
Malvern Bancorp Inc *	221	5
Markel Corp *	370	396
MarketAxess Holdings Inc	1,000	278
Marlin Business Services Corp	254	6
Marsh & McLennan Cos Inc	13,800	1,301
MBIA Inc *	5,389	52
Mercantile Bank Corp	1,001	34
Merchants Bancorp/IN	1,008	24
Mercury General Corp	400	22
Meridian Bancorp Inc	2,929	50

Adviser Managed Trust / Quarterly Report / April 30, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meta Financial Group Inc	1,713	$44
MetLife Inc	22,100	1,019
Metropolitan Bank Holding Corp *	421	17
MFA Financial Inc ‡	12,100	91
MGIC Investment Corp *	21,176	310
Mid Penn Bancorp Inc	138	3
Middlefield Banc Corp	89	4
Midland States Bancorp Inc	1,299	35
MidSouth Bancorp Inc	437	5
MidWestOne Financial Group Inc	705	20
Moelis & Co, Cl A	2,679	110
Moody’s Corp	4,500	885
Morgan Stanley	32,900	1,587
Morningstar Inc	500	72
Mr Cooper Group Inc *	4,563	39
MSCI Inc, Cl A	2,200	496
MutualFirst Financial Inc	171	5
MVB Financial Corp	250	4
Nasdaq Inc	3,100	286
National Bank Holdings Corp, Cl A	1,743	67
National Bankshares Inc	431	18
National General Holdings Corp	3,891	96
National Western Life Group Inc, Cl A	140	37
Navient Corp	6,600	89
Navigators Group Inc/The	1,248	87
NBT Bancorp Inc	2,564	97
Nelnet Inc, Cl A	1,126	65
New Residential Investment Corp ‡	10,900	183
New York Community Bancorp Inc	12,500	145
New York Mortgage Trust Inc ‡	10,304	65
NI Holdings Inc *	284	5
Nicolet Bankshares Inc *	487	30
NMI Holdings Inc, Cl A *	3,783	106
Northeast Bancorp	221	5
Northern Trust Corp	5,500	542
Northfield Bancorp Inc	2,691	40
Northrim BanCorp Inc	439	16
Northwest Bancshares Inc	5,754	100
Norwood Financial Corp	168	5
Oak Valley Bancorp	203	4
OceanFirst Financial Corp	2,871	72
Oconee Federal Financial Corp	53	1
Ocwen Financial Corp *	3,437	6
OFG Bancorp	2,636	53
Ohio Valley Banc Corp	120	5
Old Line Bancshares Inc	978	24
Old National Bancorp/IN	9,050	155
Old Republic International Corp	7,700	172
Old Second Bancorp Inc	1,816	24
On Deck Capital Inc *	3,297	18
OneMain Holdings Inc, Cl A	2,100	71
OP Bancorp	369	3

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oppenheimer Holdings Inc, Cl A	623	$16
Opus Bank	1,228	27
Orchid Island Capital Inc, Cl A ‡	3,087	20
Origin Bancorp Inc	1,073	37
Oritani Financial Corp	2,362	41
Orrstown Financial Services Inc	658	14
Pacific City Financial Corp	347	6
Pacific Mercantile Bancorp *	455	4
Pacific Premier Bancorp Inc	2,750	80
PacWest Bancorp	3,300	131
Park National Corp	829	81
Parke Bancorp Inc	203	5
PCSB Financial Corp	1,031	20
PDL Community Bancorp *	257	4
Peapack Gladstone Financial Corp	1,157	33
Penns Woods Bancorp Inc	134	6
PennyMac Financial Services Inc	1,233	27
PennyMac Mortgage Investment Trust ‡	3,619	76
Peoples Bancorp Inc/OH	1,088	36
Peoples Bancorp of North Carolina Inc	136	4
Peoples Financial Services Corp	437	19
People’s United Financial Inc	10,500	182
People’s Utah Bancorp	957	27
Pinnacle Financial Partners Inc	2,000	116
Piper Jaffray Cos	867	70
PJT Partners Inc	1,213	52
PNC Financial Services Group Inc/The	12,400	1,698
Popular Inc	2,700	156
PRA Group Inc *	2,695	76
Preferred Bank/Los Angeles CA	853	42
Premier Financial Bancorp Inc	347	6
Primerica Inc	2,572	335
Principal Financial Group Inc	7,500	429
ProAssurance Corp	3,188	120
Progressive Corp/The	15,700	1,227
Prosperity Bancshares Inc	1,800	133
Protective Insurance Corp	277	5
Provident Bancorp Inc *	126	3
Provident Financial Services Inc	3,693	98
Prudential Bancorp Inc	257	4
Prudential Financial Inc	11,200	1,184
Pzena Investment Management Inc, Cl A	506	5
QCR Holdings Inc	812	28
Radian Group Inc	12,889	302
Raymond James Financial Inc	3,400	311
RBB Bancorp	890	17
Ready Capital Corp ‡	1,837	28
Redwood Trust Inc ‡	5,749	94
Regional Management Corp *	601	15
Regions Financial Corp	28,000	435
Reinsurance Group of America Inc, Cl A	1,700	258
Reliant Bancorp Inc	655	15

30	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RenaissanceRe Holdings Ltd	1,100	$171
Renasant Corp	2,899	105
Republic Bancorp Inc/KY, Cl A	597	28
Republic First Bancorp Inc *	2,841	15
Riverview Bancorp Inc	620	5
RLI Corp	2,345	191
S&P Global Inc	6,700	1,478
S&T Bancorp Inc	2,076	83
Safeguard Scientifics Inc *	564	6
Safety Insurance Group Inc	885	82
Sandy Spring Bancorp Inc	2,094	73
Santander Consumer USA Holdings Inc	3,100	66
SB One Bancorp	209	5
Seacoast Banking Corp of Florida *	2,775	79
SEI Investments Co †	3,500	191
Select Bancorp Inc *	453	6
Selective Insurance Group Inc	3,466	247
ServisFirst Bancshares Inc	2,800	95
Shore Bancshares Inc	368	6
SI Financial Group Inc	324	5
Siebert Financial Corp *	217	2
Sierra Bancorp	886	23
Signature Bank/New York NY	1,400	185
Silvercrest Asset Management Group Inc, Cl A	243	4
Simmons First National Corp, Cl A	5,427	138
SLM Corp	11,800	120
SmartFinancial Inc *	796	17
South State Corp	2,131	161
Southern First Bancshares Inc *	447	16
Southern Missouri Bancorp Inc	475	16
Southern National Bancorp of Virginia Inc	1,242	19
Southside Bancshares Inc	1,934	68
Spirit of Texas Bancshares Inc *	715	16
Starwood Property Trust Inc ‡	7,300	168
State Auto Financial Corp	1,029	35
State Street Corp	10,200	690
Sterling Bancorp Inc/MI	640	6
Sterling Bancorp/DE	5,800	124
Stewart Information Services Corp	1,418	60
Stifel Financial Corp	4,143	247
Stock Yards Bancorp Inc	1,315	45
Summit Financial Group Inc	714	19
SunTrust Banks Inc	12,200	799
SVB Financial Group *	1,400	352
Synchrony Financial	19,500	676
Synovus Financial Corp	4,300	158
T Rowe Price Group Inc	6,300	677
TCF Financial Corp	4,300	95
TD Ameritrade Holding Corp	7,600	400
Territorial Bancorp Inc	551	16
Texas Capital Bancshares Inc *	1,400	91
TFS Financial Corp	700	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Third Point Reinsurance Ltd *	4,527	$53
Timberland Bancorp Inc/WA	215	7
Tiptree Inc	776	4
Tompkins Financial Corp	891	72
Torchmark Corp	2,800	245
Towne Bank/Portsmouth VA	3,960	103
TPG RE Finance Trust Inc ‡	2,151	42
Travelers Cos Inc/The	7,200	1,035
TriCo Bancshares	1,547	62
TriState Capital Holdings Inc *	1,510	35
Triumph Bancorp Inc *	1,504	47
Trupanion Inc *	1,564	51
TrustCo Bank Corp NY	5,721	46
Trustmark Corp	3,925	141
Two Harbors Investment Corp ‡	6,700	93
UMB Financial Corp	2,711	189
Umpqua Holdings Corp	5,900	102
Union Bankshares Corp	4,611	168
Union Bankshares Inc/Morrisville VT	114	5
United Bankshares Inc/WV	5,884	231
United Community Banks Inc/GA	4,704	132
United Community Financial Corp/OH	2,966	27
United Financial Bancorp Inc	3,104	41
United Fire Group Inc	1,278	56
United Insurance Holdings Corp	1,298	20
United Security Bancshares/Fresno CA	384	4
Unity Bancorp Inc	226	5
Universal Insurance Holdings Inc	1,920	57
Univest Financial Corp	1,763	44
Unum Group	5,500	203
US Bancorp	41,100	2,191
Valley National Bancorp	19,292	202
Veritex Holdings Inc	2,670	71
Virtu Financial Inc, Cl A	600	15
Virtus Investment Partners Inc	410	50
Voya Financial Inc	4,100	225
Waddell & Reed Financial Inc, Cl A	4,514	85
Walker & Dunlop Inc	1,666	92
Washington Federal Inc	4,853	161
Washington Trust Bancorp Inc	918	48
Waterstone Financial Inc	1,546	26
Webster Financial Corp	2,500	133
Wells Fargo & Co	112,100	5,427
WesBanco Inc	3,135	126
West Bancorporation Inc	1,001	21
Westamerica Bancorporation	1,550	100
Western Alliance Bancorp *	2,700	129
Western Asset Mortgage Capital Corp ‡	2,896	30
Western New England Bancorp Inc	1,647	16
Westwood Holdings Group Inc	520	16
White Mountains Insurance Group Ltd	100	94
Willis Towers Watson PLC	3,500	645

Adviser Managed Trust / Quarterly Report / April 30, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wintrust Financial Corp	1,500	$114
WisdomTree Investments Inc	7,105	51
World Acceptance Corp *	374	49
WR Berkley Corp	3,850	236
WSFS Financial Corp	3,041	131
Zions Bancorp NA	5,000	247

		120,610

Health Care — 9.2%
Abbott Laboratories	46,400	3,692
AbbVie Inc	41,100	3,263
Abeona Therapeutics Inc *	2,006	15
ABIOMED Inc *	1,200	333
Acadia Healthcare Co Inc *	2,300	74
ACADIA Pharmaceuticals Inc *	6,776	163
Accelerate Diagnostics Inc *	1,616	31
Acceleron Pharma Inc *	2,617	107
Accuray Inc *	5,376	22
Achillion Pharmaceuticals Inc *	8,461	25
Aclaris Therapeutics Inc *	2,493	16
Acorda Therapeutics Inc *	2,725	28
Adamas Pharmaceuticals Inc *	651	4
Addus HomeCare Corp *	595	40
ADMA Biologics Inc *	566	3
Aduro Biotech Inc *	4,159	17
Adverum Biotechnologies Inc *	3,420	22
Aeglea BioTherapeutics Inc *	558	4
Aerie Pharmaceuticals Inc *	2,144	82
Agenus Inc *	5,953	15
AgeX Therapeutics Inc *	262	1
Agilent Technologies Inc	8,600	675
Agios Pharmaceuticals Inc *	1,400	78
Aimmune Therapeutics Inc *	2,659	54
Akcea Therapeutics Inc *	834	21
Akebia Therapeutics Inc *	5,280	32
Akorn Inc *	5,960	16
Albireo Pharma Inc *	580	20
Alder Biopharmaceuticals Inc *	3,550	48
Aldeyra Therapeutics Inc *	618	5
Alector Inc *	162	3
Alexion Pharmaceuticals Inc *	5,800	790
Align Technology Inc *	2,100	682
Allakos Inc *	875	34
Allena Pharmaceuticals Inc *	339	2
Allergan PLC	9,200	1,352
Allogene Therapeutics Inc *	1,354	41
Allscripts Healthcare Solutions Inc *	10,479	103
Alnylam Pharmaceuticals Inc *	2,600	232
AMAG Pharmaceuticals Inc *	2,140	24
Amedisys Inc *	1,598	204
American Renal Associates Holdings Inc *	382	3
AmerisourceBergen Corp, Cl A	4,200	314
Amgen Inc	17,100	3,066

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amicus Therapeutics Inc *	11,335	$151
AMN Healthcare Services Inc *	2,771	144
Amneal Pharmaceuticals Inc *	5,258	68
Amphastar Pharmaceuticals Inc *	2,148	46
Ampio Pharmaceuticals Inc *	5,109	3
AnaptysBio Inc *	1,271	92
AngioDynamics Inc *	2,224	46
ANI Pharmaceuticals Inc *	492	35
Anika Therapeutics Inc *	862	27
Antares Pharma Inc *	9,011	24
Anthem Inc	7,100	1,867
Apellis Pharmaceuticals Inc *	2,209	44
Apollo Medical Holdings Inc *	99	2
Aptinyx Inc *	404	2
Aquestive Therapeutics Inc *	331	2
Aratana Therapeutics Inc *	3,285	15
Arbutus Biopharma Corp *	1,033	3
Arcus Biosciences Inc *	1,976	19
Ardelyx Inc *	1,279	4
Arena Pharmaceuticals Inc *	2,975	136
ArQule Inc *	6,628	40
Array BioPharma Inc *	12,598	285
Arrowhead Pharmaceuticals Inc *	5,625	101
Arvinas Inc *	227	5
Assembly Biosciences Inc *	1,330	21
Assertio Therapeutics Inc *	3,779	16
Atara Biotherapeutics Inc *	2,528	85
Athenex Inc *	2,719	27
Athersys Inc *	3,408	5
AtriCure Inc *	2,234	67
Atrion Corp	86	76
Audentes Therapeutics Inc *	2,239	85
Avanos Medical Inc *	2,814	118
AVEO Pharmaceuticals Inc *	5,355	5
Avid Bioservices Inc *	3,277	16
Avrobio Inc *	817	15
Axogen Inc *	2,074	49
Axonics Modulation Technologies Inc *	203	4
Baxter International Inc	13,600	1,038
Becton Dickinson and Co	7,200	1,733
Bellicum Pharmaceuticals Inc *	1,178	4
BioCryst Pharmaceuticals Inc *	6,632	49
Biogen Inc *	5,300	1,215
Biohaven Pharmaceutical Holding Co Ltd *	1,875	112
BioMarin Pharmaceutical Inc *	4,800	411
Bio-Rad Laboratories Inc, Cl A *	600	181
BioScrip Inc *	8,189	16
BioSpecifics Technologies Corp *	361	24
Bio-Techne Corp	1,000	205
BioTelemetry Inc *	1,979	108
BioTime Inc *	3,301	4
Bluebird Bio Inc *	1,500	213

32	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blueprint Medicines Corp *	2,699	$204
Boston Scientific Corp *	37,400	1,388
Bristol-Myers Squibb Co	44,400	2,061
Brookdale Senior Living Inc, Cl A *	11,303	70
Bruker Corp	2,700	104
Calithera Biosciences Inc *	2,358	15
Calyxt Inc *	174	3
Cambrex Corp *	2,021	87
Cantel Medical Corp	1,000	69
Capital Senior Living Corp *	720	3
Cara Therapeutics Inc *	2,000	38
Cardinal Health Inc	8,100	395
Cardiovascular Systems Inc *	2,047	73
CareDx Inc *	2,131	58
CASI Pharmaceuticals Inc *	1,460	5
Castlight Health Inc, Cl B *	4,999	19
Catalent Inc *	3,900	175
Catalyst Biosciences Inc *	348	3
Catalyst Pharmaceuticals Inc *	5,957	34
Celcuity Inc *	170	4
Celgene Corp *	19,000	1,799
Cellular Biomedicine Group Inc *	339	6
Centene Corp *	11,000	567
Cerner Corp *	8,400	558
Cerus Corp *	8,196	50
Charles River Laboratories International Inc *	1,300	183
Chemed Corp	400	131
ChemoCentryx Inc *	1,431	19
Chimerix Inc *	1,369	4
ChromaDex Corp *	1,126	5
Cigna Corp	10,100	1,604
Clearside Biomedical Inc *	818	1
Clovis Oncology Inc *	2,887	53
Codexis Inc *	3,129	62
Cohbar Inc *	694	2
Coherus Biosciences Inc *	3,170	50
Collegium Pharmaceutical Inc *	1,826	25
Community Health Systems Inc *	5,457	19
Computer Programs & Systems Inc	725	22
Concert Pharmaceuticals Inc *	1,525	16
CONMED Corp	1,513	121
Constellation Pharmaceuticals Inc *	463	6
Cooper Cos Inc/The	1,300	377
Corbus Pharmaceuticals Holdings Inc *	3,416	24
Corcept Therapeutics Inc *	5,902	73
CorVel Corp *	550	39
Corvus Pharmaceuticals Inc *	406	2
Covetrus Inc *	1,600	53
Crinetics Pharmaceuticals Inc *	613	16
Cross Country Healthcare Inc *	2,283	16
CryoLife Inc *	2,156	66
CryoPort Inc *	1,711	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CTI BioPharma Corp *	2,817	$3
Cue Biopharma Inc *	532	4
Cutera Inc *	957	17
CVS Health Corp	34,800	1,892
Cyclerion Therapeutics Inc *	996	15
Cymabay Therapeutics Inc *	3,638	47
Cytokinetics Inc *	2,868	25
CytomX Therapeutics Inc *	2,767	26
CytoSorbents Corp *	2,126	15
Danaher Corp	17,000	2,251
DaVita Inc *	3,500	193
Deciphera Pharmaceuticals Inc *	624	14
Denali Therapeutics Inc *	2,757	67
DENTSPLY SIRONA Inc	5,900	302
Dermira Inc *	2,176	24
DexCom Inc *	2,400	291
Dicerna Pharmaceuticals Inc *	3,282	43
Diplomat Pharmacy Inc *	3,599	20
Dova Pharmaceuticals Inc *	345	3
Durect Corp *	6,508	4
Dynavax Technologies Corp *	3,892	26
Eagle Pharmaceuticals Inc/DE *	651	33
Editas Medicine Inc *	2,790	69
Edwards Lifesciences Corp *	5,700	1,004
Eidos Therapeutics Inc *	1,009	26
Elanco Animal Health Inc *	9,000	283
ElectroCore Inc *	356	2
Eli Lilly & Co	24,000	2,809
Eloxx Pharmaceuticals Inc *	1,431	17
Emergent BioSolutions Inc *	2,725	141
Enanta Pharmaceuticals Inc *	1,009	88
Encompass Health Corp	2,700	174
Endologix Inc *	299	2
Ensign Group Inc/The	2,982	154
Enzo Biochem Inc *	1,288	4
Epizyme Inc *	3,635	45
Equillium Inc *	153	1
Esperion Therapeutics Inc *	1,387	60
Evelo Biosciences Inc *	403	3
Evolent Health Inc, Cl A *	4,138	56
Evolus Inc *	600	15
Exact Sciences Corp *	3,200	316
Exelixis Inc *	7,900	155
Fate Therapeutics Inc *	3,675	62
Fennec Pharmaceuticals Inc *	354	2
FibroGen Inc *	4,543	212
Five Prime Therapeutics Inc *	2,090	23
Flexion Therapeutics Inc *	2,110	22
Fluidigm Corp *	2,045	28
FONAR Corp *	182	4
Fortress Biotech Inc *	1,067	2
Forty Seven Inc *	898	17

Adviser Managed Trust / Quarterly Report / April 30, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
G1 Therapeutics Inc *	1,441	$31
Genesis Healthcare Inc, Cl A *	1,670	2
GenMark Diagnostics Inc *	3,250	24
Genomic Health Inc *	1,263	81
Geron Corp *	10,824	20
Gilead Sciences Inc	34,600	2,250
Glaukos Corp *	2,041	147
Global Blood Therapeutics Inc *	3,201	177
Globus Medical Inc, Cl A *	4,442	200
GlycoMimetics Inc *	2,118	26
Gossamer Bio Inc *	325	5
Gritstone Oncology Inc *	202	2
Guardant Health Inc *	880	58
Haemonetics Corp *	3,060	267
Halozyme Therapeutics Inc *	7,486	121
Harvard Bioscience Inc *	1,065	4
HCA Healthcare Inc	7,400	941
HealthEquity Inc *	3,234	219
HealthStream Inc *	1,586	41
Helius Medical Technologies Inc, Cl A *	523	1
Henry Schein Inc *	4,100	263
Heron Therapeutics Inc *	4,145	90
Heska Corp *	419	33
Hill-Rom Holdings Inc	1,800	183
HMS Holdings Corp *	4,964	151
Hologic Inc *	7,200	334
Homology Medicines Inc *	1,073	23
Humana	3,700	945
ICU Medical Inc *	400	91
Idera Pharmaceuticals Inc *	558	2
IDEXX Laboratories Inc *	2,300	534
Illumina Inc *	4,000	1,248
ImmunoGen Inc *	9,017	22
Immunomedics Inc *	8,979	144
Incyte Corp *	4,800	369
Innovate Biopharmaceuticals Inc *	602	1
Innoviva Inc *	4,184	59
Inogen Inc *	1,077	94
Inovalon Holdings Inc, Cl A *	4,185	57
Inovio Pharmaceuticals Inc *	5,481	21
Insmed Inc *	4,587	140
Inspire Medical Systems Inc *	903	47
Insulet Corp *	1,600	138
Insys Therapeutics Inc *	786	3
Integer Holdings Corp *	1,865	129
Integra LifeSciences Holdings Corp *	1,900	99
Intellia Therapeutics Inc *	2,046	31
Intercept Pharmaceuticals Inc *	1,314	113
Intersect ENT Inc *	1,819	59
Intra-Cellular Therapies Inc, Cl A *	2,755	36
Intrexon Corp *	4,652	20
IntriCon Corp *	545	13

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	3,100	$1,583
Invacare Corp	2,125	16
Invitae Corp *	4,263	101
Ionis Pharmaceuticals Inc *	3,400	253
Iovance Biotherapeutics Inc *	6,400	73
IQVIA Holdings Inc *	4,700	653
iRadimed Corp *	105	3
iRhythm Technologies Inc *	1,449	111
Ironwood Pharmaceuticals Inc, Cl A *	8,457	101
Johnson & Johnson	72,900	10,293
Jounce Therapeutics Inc *	461	3
Kadmon Holdings Inc *	7,049	17
Kala Pharmaceuticals Inc *	468	4
Karyopharm Therapeutics Inc *	3,165	15
Kezar Life Sciences Inc *	810	15
Kindred Biosciences Inc *	2,246	20
Kiniksa Pharmaceuticals Ltd, Cl A *	347	5
Kodiak Sciences Inc *	278	2
Kura Oncology Inc *	1,760	27
La Jolla Pharmaceutical Co *	627	5
Laboratory Corp of America Holdings *	2,700	432
Lannett Co Inc *	2,113	16
Lantheus Holdings Inc *	2,256	54
LeMaitre Vascular Inc	992	29
Lexicon Pharmaceuticals Inc *	2,778	16
LHC Group Inc *	1,763	196
Ligand Pharmaceuticals Inc *	1,252	158
Liquidia Technologies Inc *	208	2
LivaNova PLC *	2,911	201
LogicBio Therapeutics Inc *	229	3
Luminex Corp	2,518	57
MacroGenics Inc *	2,401	40
Madrigal Pharmaceuticals Inc *	423	45
Magellan Health Inc *	1,458	102
Magenta Therapeutics Inc *	1,008	15
MannKind Corp *	10,474	16
Marinus Pharmaceuticals Inc *	3,363	17
Masimo Corp *	1,200	156
McKesson Corp	5,200	620
Medicines Co/The *	4,130	132
MediciNova Inc *	2,482	28
Medidata Solutions Inc *	3,444	311
MEDNAX Inc *	2,400	67
Medpace Holdings Inc *	1,312	74
Medtronic PLC	36,700	3,259
MeiraGTx Holdings plc *	849	17
Menlo Therapeutics Inc *	285	2
Merck & Co Inc	70,600	5,557
Meridian Bioscience Inc	2,565	30
Merit Medical Systems Inc *	3,187	179
Mersana Therapeutics Inc *	368	2
Mesa Laboratories Inc	205	48

34	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler-Toledo International Inc *	700	$522
Minerva Neurosciences Inc *	2,162	16
Miragen Therapeutics Inc *	760	2
Mirati Therapeutics Inc *	1,292	77
Moderna Inc *	400	10
Molecular Templates Inc *	356	3
Molina Healthcare Inc *	1,700	220
Momenta Pharmaceuticals Inc *	5,867	82
Mustang Bio Inc *	472	2
Mylan NV *	13,900	375
MyoKardia Inc *	2,046	98
Myriad Genetics Inc *	4,122	130
NanoString Technologies Inc *	1,595	41
NantKwest Inc *	825	1
Natera Inc *	2,048	39
National HealthCare Corp	738	56
National Research Corp, Cl A	686	27
Natus Medical Inc *	1,992	53
Nektar Therapeutics, Cl A *	4,200	134
Neogen Corp *	3,008	182
NeoGenomics Inc *	4,934	103
Neon Therapeutics Inc *	428	3
Neos Therapeutics Inc *	1,387	3
Neurocrine Biosciences Inc *	2,400	173
Neuronetics Inc *	905	15
Nevro Corp *	1,748	108
NewLink Genetics Corp *	851	1
NextGen Healthcare Inc *	3,276	62
Novavax Inc *	13,860	7
Novocure Ltd *	4,398	194
NuVasive Inc *	3,076	186
Nuvectra Corp *	506	5
Nymox Pharmaceutical Corp *	947	2
Ocular Therapeutix Inc *	1,040	4
Odonate Therapeutics Inc *	198	4
Omeros Corp *	2,827	53
Omnicell Inc *	2,317	186
OPKO Health Inc *	19,616	47
Optinose Inc *	561	6
OraSure Technologies Inc *	3,704	35
Organovo Holdings Inc *	3,514	3
Orthofix Medical Inc *	1,061	58
OrthoPediatrics Corp *	501	20
Osmotica Pharmaceuticals PLC *	285	1
Owens & Minor Inc	4,360	15
Oxford Immunotec Global PLC *	1,612	26
Pacific Biosciences of California Inc *	8,376	62
Pacira BioSciences Inc *	2,401	96
Palatin Technologies Inc *	13,118	16
Paratek Pharmaceuticals Inc *	941	5
Patterson Cos Inc	4,928	108
PDL BioPharma Inc *	8,868	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penumbra Inc *	800	$108
PerkinElmer Inc	3,000	287
PetIQ Inc, Cl A *	976	27
Pfenex Inc *	832	5
Pfizer Inc	155,600	6,319
Phibro Animal Health Corp, Cl A	1,246	43
Pieris Pharmaceuticals Inc *	1,519	5
PolarityTE Inc *	297	3
Portola Pharmaceuticals Inc, Cl A *	3,902	138
PRA Health Sciences Inc *	1,600	155
Premier Inc, Cl A *	1,400	47
Prestige Consumer Healthcare Inc *	3,133	92
Principia Biopharma Inc *	167	5
Progenics Pharmaceuticals Inc *	5,253	27
Proteostasis Therapeutics Inc *	1,003	1
Providence Service Corp/The *	681	45
PTC Therapeutics Inc *	3,089	116
Pulse Biosciences Inc *	311	5
Puma Biotechnology Inc *	1,765	57
QIAGEN NV *	6,000	234
Quanterix Corp *	250	6
Quest Diagnostics Inc	3,700	357
Quidel Corp *	2,050	131
Quorum Health Corp *	874	2
R1 RCM Inc *	6,232	65
Ra Pharmaceuticals Inc *	1,173	26
Radius Health Inc *	2,460	54
RadNet Inc *	2,484	30
Reata Pharmaceuticals Inc, Cl A *	1,138	89
Recro Pharma Inc *	682	6
Regeneron Pharmaceuticals Inc *	2,200	755
REGENXBIO Inc *	1,929	97
Repligen Corp *	2,343	158
Replimune Group Inc *	343	6
ResMed Inc	3,800	397
resTORbio Inc *	225	2
Retrophin Inc *	2,514	48
Revance Therapeutics Inc *	2,362	31
Rhythm Pharmaceuticals Inc *	951	24
Rigel Pharmaceuticals Inc *	10,496	23
Rocket Pharmaceuticals Inc *	1,473	27
Rockwell Medical Inc *	3,363	16
RTI Surgical Holdings Inc *	3,557	19
Rubius Therapeutics Inc *	2,102	37
Sage Therapeutics Inc *	1,300	219
Sangamo Therapeutics Inc *	6,126	72
Sarepta Therapeutics Inc *	1,800	210
Savara Inc *	1,817	19
Scholar Rock Holding Corp *	955	20
SeaSpine Holdings Corp *	1,056	16
Seattle Genetics Inc *	2,900	197
Select Medical Holdings Corp *	6,529	94

Adviser Managed Trust / Quarterly Report / April 30, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Selecta Biosciences Inc *	1,001	$2
Senseonics Holdings Inc *	6,095	14
Seres Therapeutics Inc *	602	4
SI-BONE Inc *	247	4
Sienna Biopharmaceuticals Inc *	460	1
Sientra Inc *	1,688	14
SIGA Technologies Inc *	3,361	18
Simulations Plus Inc	739	17
Solid Biosciences Inc *	356	3
Sorrento Therapeutics Inc *	7,131	26
Spark Therapeutics Inc *	1,867	199
Spectrum Pharmaceuticals Inc *	6,116	57
Spero Therapeutics Inc *	233	3
Spring Bank Pharmaceuticals Inc *	405	3
STAAR Surgical Co *	2,651	86
Stemline Therapeutics Inc *	2,359	35
STERIS PLC	2,300	301
Stryker Corp	9,300	1,757
Supernus Pharmaceuticals Inc *	2,941	108
Surface Oncology Inc *	331	2
Surgery Partners Inc *	1,334	14
Surmodics Inc *	812	35
Sutro Biopharma Inc *	187	2
Syndax Pharmaceuticals Inc *	436	3
Syneos Health Inc, Cl A *	3,710	174
Synlogic Inc *	451	4
Synthorx Inc *	214	3
Syros Pharmaceuticals Inc *	740	5
T2 Biosystems Inc *	908	2
Tabula Rasa HealthCare Inc *	1,075	57
Tactile Systems Technology Inc *	1,069	53
Tandem Diabetes Care Inc *	3,049	187
Teladoc Health Inc *	4,003	228
Teleflex Inc	1,200	343
Teligent Inc/NJ *	1,203	1
Tenet Healthcare Corp *	5,022	110
Tetraphase Pharmaceuticals Inc *	1,567	2
TG Therapeutics Inc *	3,881	31
TherapeuticsMD Inc *	11,259	48
Theravance Biopharma Inc *	2,623	63
Thermo Fisher Scientific Inc	10,900	3,024
Tivity Health Inc *	2,880	62
Tocagen Inc *	1,466	14
TransEnterix Inc *	10,413	21
Translate Bio Inc *	1,881	18
Tricida Inc *	1,101	38
Triple-S Management Corp, Cl B *	1,348	31
Twist Bioscience Corp *	155	4
Tyme Technologies Inc *	3,041	5
Ultragenyx Pharmaceutical Inc *	3,140	207
United Therapeutics Corp *	1,200	123
UnitedHealth Group Inc	25,900	6,036

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UNITY Biotechnology Inc *	728	$6
Universal Health Services Inc, Cl B	2,300	292
Unum Therapeutics Inc *	564	2
US Physical Therapy Inc	751	87
Utah Medical Products Inc	218	18
Vanda Pharmaceuticals Inc *	3,121	51
Vapotherm Inc *	136	2
Varex Imaging Corp *	2,305	76
Varian Medical Systems Inc *	2,500	340
Veeva Systems Inc, Cl A *	3,400	476
Veracyte Inc *	1,732	40
Verastem Inc *	2,010	4
Vericel Corp *	2,658	45
Verrica Pharmaceuticals Inc *	315	3
Vertex Pharmaceuticals Inc *	6,900	1,166
ViewRay Inc *	3,921	27
Viking Therapeutics Inc *	3,770	29
Vocera Communications Inc *	1,833	58
Voyager Therapeutics Inc *	1,333	28
Waters Corp *	2,000	427
WaVe Life Sciences Ltd *	1,246	33
WellCare Health Plans Inc *	1,400	362
West Pharmaceutical Services Inc	2,000	248
Wright Medical Group NV *	7,428	220
Xencor Inc *	2,813	86
Xeris Pharmaceuticals Inc *	1,453	15
XOMA Corp *	186	2
Y-mAbs Therapeutics Inc *	204	5
Zafgen Inc *	892	2
Zimmer Biomet Holdings Inc	5,500	677
ZIOPHARM Oncology Inc *	8,110	36
Zoetis Inc, Cl A	13,100	1,334
Zogenix Inc *	2,525	98

		116,596

Industrials — 7.1%
3M Co	15,200	2,881
AAON Inc	2,476	124
AAR Corp	1,990	67
ABM Industries Inc	3,963	150
Acacia Research Corp *	1,416	5
ACCO Brands Corp	6,185	57
Actuant Corp, Cl A	3,669	94
Acuity Brands Inc	1,100	161
ADT Inc	1,500	10
Advanced Disposal Services Inc *	4,343	140
Advanced Drainage Systems Inc	2,195	62
AECOM *	4,200	142
Aegion Corp, Cl A *	1,969	39
Aerojet Rocketdyne Holdings Inc *	4,343	147
Aerovironment Inc *	1,278	88
AGCO Corp	1,800	127
Air Lease Corp, Cl A	2,600	100

36	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Transport Services Group Inc *	3,520	$83
Aircastle Ltd	3,290	66
Alamo Group Inc	584	61
Alaska Air Group Inc	3,300	204
Albany International Corp, Cl A	1,722	127
Allegiant Travel Co, Cl A	775	114
Allegion PLC	2,600	258
Allied Motion Technologies Inc	448	16
Allison Transmission Holdings Inc	3,100	145
Altra Industrial Motion Corp	3,601	135
AMERCO	200	75
Ameresco Inc, Cl A *	1,199	18
American Airlines Group Inc	11,200	383
American Woodmark Corp *	841	76
AMETEK Inc	6,200	547
AO Smith Corp	3,900	205
Apogee Enterprises Inc	1,618	65
Applied Industrial Technologies Inc	2,286	137
ArcBest Corp	1,562	48
Arconic Inc	11,700	251
Arcosa Inc	1,300	40
Argan Inc	894	43
Armstrong Flooring Inc *	1,348	20
Armstrong World Industries Inc	1,200	104
ASGN Inc *	3,032	191
Astec Industries Inc	1,383	47
Astronics Corp *	1,306	44
Atkore International Group Inc *	2,367	59
Atlas Air Worldwide Holdings Inc *	1,431	69
Avis Budget Group Inc *	3,907	139
Axon Enterprise Inc *	3,434	218
AZZ Inc	1,564	74
Barnes Group Inc	2,862	159
Barrett Business Services Inc	438	32
Beacon Roofing Supply Inc *	4,082	154
BG Staffing Inc	246	6
Blue Bird Corp *	963	17
BlueLinx Holdings Inc *	628	16
BMC Stock Holdings Inc *	4,064	84
Boeing Co/The	14,500	5,477
Brady Corp, Cl A	2,856	139
Briggs & Stratton Corp	2,523	31
BrightView Holdings Inc *	1,856	30
Brink’s Co/The	3,002	240
Builders FirstSource Inc *	6,801	94
BWX Technologies Inc, Cl W	2,700	138
Caesarstone Ltd	1,441	22
CAI International Inc *	1,070	27
Carlisle Cos Inc	1,600	226
Casella Waste Systems Inc, Cl A *	2,618	98
Caterpillar Inc	15,500	2,161
CBIZ Inc *	3,125	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CECO Environmental Corp *	1,958	$15
CH Robinson Worldwide Inc	3,700	300
Charah Solutions Inc *	250	2
Chart Industries Inc *	1,844	163
Cintas Corp	2,300	499
CIRCOR International Inc *	999	34
Clean Harbors Inc *	1,400	106
Colfax Corp *	2,300	69
Columbus McKinnon Corp/NY	1,357	53
Comfort Systems USA Inc	2,198	119
Commercial Vehicle Group Inc *	1,924	17
Continental Building Products Inc *	2,257	58
Copart Inc *	5,500	370
CoStar Group Inc *	1,000	496
Covanta Holding Corp	7,054	127
Covenant Transportation Group Inc, Cl A *	792	15
CRA International Inc	490	26
Crane Co	1,400	119
CSW Industrials Inc	905	54
CSX Corp	21,100	1,680
Cubic Corp	1,879	107
Cummins Inc	4,000	665
Curtiss-Wright Corp	1,200	137
Daseke Inc *	1,200	6
Deere & Co	8,700	1,441
Delta Air Lines Inc	17,300	1,008
Deluxe Corp	2,772	124
Donaldson Co Inc	3,500	187
Douglas Dynamics Inc	1,351	51
Dover Corp	3,900	382
Ducommun Inc *	662	27
DXP Enterprises Inc/TX *	984	42
Dycom Industries Inc *	1,819	90
Eagle Bulk Shipping Inc *	3,063	17
Eastern Co/The	160	5
Echo Global Logistics Inc *	1,711	39
EMCOR Group Inc	3,415	287
Emerson Electric Co	16,600	1,178
Encore Wire Corp	1,230	73
Energous Corp *	698	4
Energy Recovery Inc *	2,270	22
EnerSys	2,587	179
Ennis Inc	1,584	32
Enphase Energy Inc *	5,264	53
EnPro Industries Inc	1,231	92
Equifax Inc	3,200	403
ESCO Technologies Inc	1,529	115
EVI Industries Inc	112	4
Evoqua Water Technologies Corp *	4,586	62
Expeditors International of Washington Inc	4,700	373
Exponent Inc	3,087	175
Fastenal Co	7,800	550

Adviser Managed Trust / Quarterly Report / April 30, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Signal Corp	3,573	$103
FedEx Corp	6,600	1,250
Flowserve Corp	3,500	172
Fluor Corp	3,800	151
Forrester Research Inc	643	33
Fortive Corp	8,000	691
Fortune Brands Home & Security Inc	3,800	201
Forward Air Corp	1,731	110
Foundation Building Materials Inc *	431	6
Franklin Covey Co *	624	18
Franklin Electric Co Inc	2,782	136
FreightCar America Inc *	349	2
FTI Consulting Inc *	2,272	193
Gardner Denver Holdings Inc *	3,400	115
Gates Industrial Corp PLC *	600	10
GATX Corp	2,249	173
Genco Shipping & Trading Ltd *	286	3
Gencor Industries Inc *	257	3
Generac Holdings Inc *	3,625	199
General Dynamics Corp	6,800	1,215
General Electric Co	233,900	2,379
General Finance Corp *	323	3
Genesee & Wyoming Inc, Cl A *	1,600	142
Gibraltar Industries Inc *	1,927	76
Global Brass & Copper Holdings Inc	1,320	57
GMS Inc *	2,004	35
Gorman-Rupp Co/The	1,083	36
GP Strategies Corp *	363	5
Graco Inc	4,500	231
GrafTech International Ltd	800	9
Graham Corp	280	6
Granite Construction Inc	2,638	118
Great Lakes Dredge & Dock Corp *	3,517	36
Greenbrier Cos Inc/The	1,915	68
Griffon Corp	2,164	42
H&E Equipment Services Inc	1,931	59
Harris Corp	3,200	539
Harsco Corp *	4,835	109
Hawaiian Holdings Inc	2,954	83
HC2 Holdings Inc *	1,244	3
HD Supply Holdings Inc *	4,800	219
Healthcare Services Group Inc	4,437	150
Heartland Express Inc	2,837	56
HEICO Corp	1,100	116
HEICO Corp, Cl A	2,100	188
Heidrick & Struggles International Inc	1,140	41
Herc Holdings Inc *	1,453	70
Heritage-Crystal Clean Inc *	924	27
Herman Miller Inc	3,522	137
Hertz Global Holdings Inc *	3,325	60
Hexcel Corp	2,300	163
Hillenbrand Inc	3,758	162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HNI Corp	2,613	$96
Honeywell International Inc	19,700	3,421
Hub Group Inc, Cl A *	1,970	82
Hubbell Inc, Cl B	1,500	191
Huntington Ingalls Industries Inc	1,200	267
Hurco Cos Inc	407	16
Huron Consulting Group Inc *	1,339	65
Hyster-Yale Materials Handling Inc, Cl A	634	42
ICF International Inc	1,090	85
IDEX Corp	2,100	329
IES Holdings Inc *	244	4
IHS Markit Ltd *	10,500	601
Illinois Tool Works Inc	9,000	1,401
Infrastructure and Energy Alternatives Inc *	501	2
InnerWorkings Inc *	1,259	4
Insperity Inc	2,287	273
Insteel Industries Inc	1,145	24
Interface Inc, Cl A	3,581	57
ITT Inc	2,400	145
Jacobs Engineering Group Inc	3,400	265
JB Hunt Transport Services Inc	2,400	227
JELD-WEN Holding Inc *	4,098	81
JetBlue Airways Corp *	8,300	154
John Bean Technologies Corp	1,872	206
Johnson Controls International plc	24,700	926
Kadant Inc	662	65
Kaman Corp	1,660	103
Kansas City Southern	2,700	333
KAR Auction Services Inc	3,600	203
Kelly Services Inc, Cl A	1,912	43
Kennametal Inc	4,869	198
KeyW Holding Corp/The *	2,999	34
Kforce Inc	1,402	51
Kimball International Inc, Cl B	2,207	35
Kirby Corp *	1,600	131
Knight-Swift Transportation Holdings Inc, Cl A	3,400	113
Knoll Inc	2,937	64
Korn Ferry	3,391	159
Kratos Defense & Security Solutions Inc *	5,313	84
L3 Technologies Inc	2,100	459
Landstar System Inc	1,100	120
Lawson Products Inc/DE *	195	6
LB Foster Co, Cl A *	292	6
Lennox International Inc	1,000	271
Lincoln Electric Holdings Inc	1,700	148
Lindsay Corp	652	55
Lockheed Martin Corp	6,700	2,233
LSC Communications Inc	2,311	16
Lydall Inc *	1,053	26
Macquarie Infrastructure Corp	2,200	89
Manitex International Inc *	425	3
Manitowoc Co Inc/The *	2,163	39

38	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ManpowerGroup Inc	1,700	$163
Marten Transport Ltd	2,383	47
Masco Corp	8,000	313
MasTec Inc *	3,790	192
Matson Inc	2,548	101
Matthews International Corp, Cl A	1,885	76
Maxar Technologies Inc	3,634	18
McGrath RentCorp	1,452	90
Mercury Systems Inc *	2,808	205
Meritor Inc *	4,797	116
Mesa Air Group Inc *	338	3
Middleby Corp/The *	1,500	198
Milacron Holdings Corp *	4,199	61
Miller Industries Inc/TN	692	23
Mistras Group Inc *	1,127	15
Mobile Mini Inc	2,673	96
Moog Inc, Cl A	1,919	180
MRC Global Inc *	5,058	88
MSA Safety Inc	2,037	224
MSC Industrial Direct Co Inc, Cl A	1,200	100
Mueller Industries Inc	3,410	99
Mueller Water Products Inc, Cl A	9,303	100
Multi-Color Corp	849	42
MYR Group Inc *	989	36
National Presto Industries Inc	306	33
Navigant Consulting Inc	2,571	59
Navistar International Corp *	2,958	101
NCI Building Systems Inc *	2,748	16
Nielsen Holdings PLC	9,700	248
NN Inc	2,630	24
Nordson Corp	1,600	234
Norfolk Southern Corp	7,300	1,489
Northrop Grumman Corp	4,300	1,247
Northwest Pipe Co *	617	15
NOW Inc *	6,487	95
NV5 Global Inc *	577	37
nVent Electric PLC	4,400	123
Old Dominion Freight Line Inc	1,800	269
Omega Flex Inc	186	16
Orion Group Holdings Inc *	823	2
Oshkosh Corp	1,900	157
Owens Corning	2,900	149
PACCAR Inc	9,200	659
PAM Transportation Services Inc *	63	3
Parker-Hannifin Corp	3,500	634
Park-Ohio Holdings Corp	565	21
Patrick Industries Inc *	1,393	69
PGT Innovations Inc *	3,449	51
PICO Holdings Inc *	1,389	16
Pitney Bowes Inc	11,349	81
Plug Power Inc *	13,185	33
Powell Industries Inc	565	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preformed Line Products Co	90	$5
Primoris Services Corp	2,539	56
Proto Labs Inc *	1,621	178
Quad/Graphics Inc	1,956	24
Quanex Building Products Corp	2,055	34
Quanta Services Inc	4,000	162
Radiant Logistics Inc *	2,494	16
Raven Industries Inc	2,161	84
Raytheon Co	7,800	1,385
RBC Bearings Inc *	1,429	197
Regal Beloit Corp	1,200	102
Republic Services Inc, Cl A	5,900	489
Resideo Technologies Inc *	3,300	75
Resources Connection Inc	1,847	30
REV Group Inc	1,842	23
Rexnord Corp *	6,253	179
Robert Half International Inc	3,200	199
Rockwell Automation Inc	3,300	596
Rollins Inc	3,900	151
Roper Technologies Inc	2,700	971
RR Donnelley & Sons Co	4,465	21
Rush Enterprises Inc, Cl A	1,813	77
Rush Enterprises Inc, Cl B	129	5
Ryder System Inc	1,400	88
Safe Bulkers Inc *	1,488	3
Saia Inc *	1,541	99
Schneider National Inc, Cl B	700	15
Scorpio Bulkers Inc	3,500	19
Sensata Technologies Holding PLC *	4,400	220
Simpson Manufacturing Co Inc	2,481	158
SiteOne Landscape Supply Inc *	2,429	163
SkyWest Inc	3,047	188
Snap-on Inc	1,500	252
Southwest Airlines Co	13,800	748
SP Plus Corp *	1,380	48
Spartan Motors Inc	2,160	20
Spirit AeroSystems Holdings Inc, Cl A	2,900	252
Spirit Airlines Inc *	4,098	223
SPX Corp *	2,591	95
SPX FLOW Inc *	2,538	91
Standex International Corp	762	50
Stanley Black & Decker Inc	4,100	601
Steelcase Inc, Cl A	5,170	89
Stericycle Inc *	2,200	128
Sterling Construction Co Inc *	1,673	23
Sun Hydraulics Corp	1,741	91
Sunrun Inc *	5,816	88
Systemax Inc	781	18
Team Inc *	1,824	31
Teledyne Technologies Inc *	1,000	249
Tennant Co	1,079	72
Terex Corp	1,800	60

Adviser Managed Trust / Quarterly Report / April 30, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tetra Tech Inc	3,312	$214
Textainer Group Holdings Ltd	1,744	17
Textron Inc	6,600	350
Thermon Group Holdings Inc *	1,972	51
Timken Co/The	1,900	91
Titan International Inc	3,160	22
Titan Machinery Inc *	1,191	21
Toro Co/The	2,800	205
TPI Composites Inc *	916	28
TransDigm Group Inc *	1,300	627
TransUnion	5,000	348
Trex Co Inc *	3,528	244
TriMas Corp *	2,760	85
TriNet Group Inc *	2,611	163
Trinity Industries Inc	3,900	84
Triton International Ltd/Bermuda	3,106	102
Triumph Group Inc	2,947	70
TrueBlue Inc *	2,441	59
Tutor Perini Corp *	2,285	46
Twin Disc Inc *	280	5
UniFirst Corp/MA	914	145
Union Pacific Corp	19,600	3,470
United Continental Holdings Inc *	6,600	586
United Parcel Service Inc, Cl B	18,700	1,986
United Rentals Inc *	2,200	310
United Technologies Corp	22,000	3,137
Univar Inc *	3,400	76
Universal Forest Products Inc	3,602	133
Universal Logistics Holdings Inc	243	6
Upwork Inc *	812	16
US Ecology Inc	1,322	81
US Xpress Enterprises Inc, Cl A *	663	4
USA Truck Inc *	232	3
Valmont Industries Inc	600	81
Vectrus Inc *	693	28
Verisk Analytics Inc, Cl A	4,300	607
Veritiv Corp *	728	20
Viad Corp	1,230	75
Vicor Corp *	1,036	39
Vivint Solar Inc *	2,562	14
VSE Corp	552	17
Wabash National Corp	3,318	50
WABCO Holdings Inc *	1,400	185
Wabtec Corp	3,600	267
WageWorks Inc *	2,386	116
Waste Management Inc	11,600	1,245
Watsco Inc	900	143
Watts Water Technologies Inc, Cl A	1,665	143
Welbilt Inc *	3,500	59
Werner Enterprises Inc	2,802	94
Wesco Aircraft Holdings Inc *	3,366	28
WESCO International Inc *	1,300	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willdan Group Inc *	607	$24
Willis Lease Finance Corp *	88	4
WillScot Corp, Cl A *	2,389	32
Woodward Inc	3,196	348
WW Grainger Inc	1,200	338
XPO Logistics Inc *	3,400	231
Xylem Inc/NY	4,900	409
YRC Worldwide Inc *	2,126	15

		89,375

Information Technology — 14.1%
2U Inc *	1,500	91
3D Systems Corp *	6,596	70
8x8 Inc *	5,637	135
A10 Networks Inc *	3,271	21
Acacia Communications Inc *	1,646	95
ACI Worldwide Inc *	6,851	243
ACM Research Inc, Cl A *	245	4
Adesto Technologies Corp *	722	5
Adobe Inc *	13,300	3,847
ADTRAN Inc	2,915	50
Advanced Energy Industries Inc *	2,300	133
Advanced Micro Devices Inc *	25,400	702
Aerohive Networks Inc *	971	3
Agilysys Inc *	985	19
Akamai Technologies Inc *	4,300	344
Alarm.com Holdings Inc *	1,876	133
Alliance Data Systems Corp	1,300	208
Alpha & Omega Semiconductor Ltd *	1,275	16
Altair Engineering Inc, Cl A *	1,513	60
Alteryx Inc, Cl A *	1,752	155
Ambarella Inc *	1,866	94
Amber Road Inc *	697	6
Amdocs Ltd	3,700	204
American Software Inc/GA, Cl A	1,793	23
Amkor Technology Inc *	6,215	56
Amphenol Corp, Cl A	8,000	797
Analog Devices Inc	10,000	1,162
Anaplan Inc *	1,102	43
Anixter International Inc *	1,769	111
ANSYS Inc *	2,300	450
Appfolio Inc, Cl A *	940	91
Apple Inc	128,900	25,866
Applied Materials Inc	25,900	1,141
Applied Optoelectronics Inc *	1,227	15
Aquantia Corp *	641	6
Arista Networks Inc *	1,600	500
Arlo Technologies Inc *	4,682	19
Arrow Electronics Inc *	2,300	194
Aspen Technology Inc *	1,900	232
Asure Software Inc *	367	3
Atlassian Corp PLC, Cl A *	2,700	297
Autodesk Inc *	5,900	1,051

40	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Automatic Data Processing Inc	11,800	$1,940
Avalara Inc *	1,666	98
Avaya Holdings Corp *	6,283	120
Avid Technology Inc *	804	6
Avnet Inc	2,900	141
AVX Corp	2,848	46
Axcelis Technologies Inc *	1,986	42
AXT Inc *	1,113	6
Badger Meter Inc	1,719	95
Bel Fuse Inc, Cl B	635	15
Belden Inc	2,422	135
Benchmark Electronics Inc	2,650	72
Benefitfocus Inc *	1,705	69
Black Knight Inc *	3,800	214
Blackbaud Inc	2,882	229
Blackline Inc *	2,209	113
Booz Allen Hamilton Holding Corp, Cl A	3,700	219
Bottomline Technologies DE Inc *	2,534	128
Box Inc, Cl A *	7,548	156
Brightcove Inc *	2,287	23
Broadcom Inc	11,000	3,502
Broadridge Financial Solutions Inc	3,100	366
Brooks Automation Inc	4,167	156
Cabot Microelectronics Corp	1,697	214
CACI International Inc, Cl A *	1,466	286
Cadence Design Systems Inc *	7,600	527
CalAmp Corp *	2,070	30
Calix Inc *	2,830	19
Carbon Black Inc *	2,378	33
Carbonite Inc *	1,967	48
Cardtronics PLC *	2,391	86
Casa Systems Inc *	1,666	16
Cass Information Systems Inc	877	43
CDK Global Inc	3,400	205
CDW Corp/DE	4,000	422
Ceridian HCM Holding Inc *	1,300	69
CEVA Inc *	1,343	34
ChannelAdvisor Corp *	1,648	19
Ciena Corp *	8,545	328
Cirrus Logic Inc *	3,554	169
Cisco Systems Inc	123,100	6,887
Cision Ltd *	4,084	49
Citrix Systems Inc	3,700	374
Clearfield Inc *	329	5
Cloudera Inc *	12,026	134
Cognex Corp	4,500	227
Cognizant Technology Solutions Corp, Cl A	15,600	1,138
Coherent Inc *	700	104
Cohu Inc	2,437	36
CommScope Holding Co Inc *	5,100	126
CommVault Systems Inc *	2,396	126
Comtech Telecommunications Corp	1,434	34

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conduent Inc *	5,200	$67
Control4 Corp *	1,646	29
CoreLogic Inc/United States *	2,200	89
Cornerstone OnDemand Inc *	3,254	178
Corning Inc	21,400	682
Coupa Software Inc *	3,329	344
Cray Inc *	2,446	64
Cree Inc *	6,160	407
CSG Systems International Inc	1,972	88
CTS Corp	1,982	59
Cypress Semiconductor Corp	9,700	167
Daktronics Inc	2,301	17
DASAN Zhone Solutions Inc *	172	2
Dell Technologies Inc, Cl C *	4,100	276
Diebold Nixdorf Inc	4,623	47
Digi International Inc *	1,721	22
Digimarc Corp *	709	21
Diodes Inc *	2,420	88
DocuSign Inc, Cl A *	2,100	119
Dolby Laboratories Inc, Cl A	1,700	110
Domo Inc, Cl B *	1,029	39
DXC Technology Co	7,300	480
Eastman Kodak Co *	495	1
Ebix Inc	1,455	73
EchoStar Corp, Cl A *	1,300	52
eGain Corp *	524	5
Elastic NV *	100	9
Electronics For Imaging Inc *	2,632	98
Endurance International Group Holdings Inc *	4,364	24
Entegris Inc	8,463	346
Envestnet Inc *	2,671	190
EPAM Systems Inc *	1,400	251
ePlus Inc *	808	76
Euronet Worldwide Inc *	1,300	195
Everbridge Inc *	1,749	129
EVERTEC Inc	3,660	115
Evo Payments Inc, Cl A *	1,513	45
Exela Technologies Inc *	1,386	5
ExlService Holdings Inc *	2,002	119
Extreme Networks Inc *	7,023	56
F5 Networks Inc *	1,600	251
Fair Isaac Corp *	800	224
FARO Technologies Inc *	1,037	58
Fidelity National Information Services Inc	8,800	1,020
Finisar Corp *	7,021	169
FireEye Inc *	5,200	83
First Data Corp, Cl A *	14,700	380
First Solar Inc *	2,200	135
Fiserv Inc *	10,800	942
Fitbit Inc, Cl A *	12,930	68
Five9 Inc *	3,430	182
FleetCor Technologies Inc *	2,300	600

Adviser Managed Trust / Quarterly Report / April 30, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLIR Systems Inc	3,600	$191
ForeScout Technologies Inc *	1,859	78
FormFactor Inc *	4,459	85
Fortinet Inc *	3,800	355
Gartner Inc *	2,400	382
Genpact Ltd	4,200	152
Global Payments Inc	4,300	628
GoDaddy Inc, Cl A *	4,600	375
GTT Communications Inc *	2,551	107
Guidewire Software Inc *	2,200	234
Hackett Group Inc/The	1,511	23
Harmonic Inc *	5,269	30
Hewlett Packard Enterprise Co	37,900	599
HP Inc	42,200	842
HubSpot Inc *	2,207	407
I3 Verticals Inc, Cl A *	647	16
Ichor Holdings Ltd *	1,352	34
II-VI Inc *	3,763	150
Immersion Corp *	1,669	16
Impinj Inc *	1,028	30
Infinera Corp *	9,225	40
Information Services Group Inc *	999	4
Inphi Corp *	2,606	119
Insight Enterprises Inc *	2,108	119
Instructure Inc *	1,913	82
Intel Corp	122,200	6,237
InterDigital Inc	2,021	132
Internap Corp *	709	3
International Business Machines Corp	24,900	3,493
Intuit Inc	6,700	1,682
IPG Photonics Corp *	1,000	175
Iteris Inc *	744	3
Itron Inc *	2,038	109
j2 Global Inc	2,797	245
Jabil Inc	4,100	124
Jack Henry & Associates Inc	2,100	313
Juniper Networks Inc	9,200	256
KBR Inc	8,433	187
KEMET Corp	3,422	61
Keysight Technologies Inc *	5,100	444
Kimball Electronics Inc *	1,552	24
KLA-Tencor Corp	4,400	561
Knowles Corp *	5,257	99
Kopin Corp *	1,728	2
KVH Industries Inc *	480	5
Lam Research Corp	4,100	850
Lattice Semiconductor Corp *	7,048	91
Leidos Holdings Inc	3,800	279
Limelight Networks Inc *	6,993	21
Littelfuse Inc	700	141
LivePerson Inc *	3,543	104
LiveRamp Holdings Inc *	4,045	236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LogMeIn Inc	1,400	$115
Lumentum Holdings Inc *	4,538	281
MACOM Technology Solutions Holdings Inc *	2,796	39
Majesco *	191	2
Manhattan Associates Inc *	1,700	115
ManTech International Corp/VA, Cl A	1,593	99
Marvell Technology Group Ltd	15,000	375
Mastercard Inc, Cl A	24,700	6,280
Maxim Integrated Products Inc	7,400	444
MAXIMUS Inc	3,812	281
MaxLinear Inc, Cl A *	3,804	102
Maxwell Technologies Inc *	1,198	5
Methode Electronics Inc	2,182	64
Microchip Technology Inc	6,300	629
Micron Technology Inc *	30,400	1,279
Microsoft Corp	205,700	26,864
MicroStrategy Inc, Cl A *	521	78
Mitek Systems Inc *	2,096	25
MKS Instruments Inc	1,400	127
MobileIron Inc *	4,636	28
Model N Inc *	1,600	30
MoneyGram International Inc *	903	3
Monolithic Power Systems Inc	1,100	171
Monotype Imaging Holdings Inc	2,484	43
Motorola Solutions Inc	4,400	638
MTS Systems Corp	1,084	60
Nanometrics Inc *	1,392	42
Napco Security Technologies Inc *	747	19
National Instruments Corp	3,000	141
NCR Corp *	3,200	93
NeoPhotonics Corp *	2,304	16
NetApp Inc	6,800	495
NETGEAR Inc *	1,891	59
NetScout Systems Inc *	4,496	132
New Relic Inc *	2,691	283
NIC Inc	3,895	67
nLight Inc *	1,399	37
Novanta Inc *	1,960	171
Nuance Communications Inc *	7,700	130
Nutanix Inc, Cl A *	3,800	164
NVE Corp	296	28
NVIDIA Corp	15,800	2,860
Okta Inc, Cl A *	2,400	250
ON Semiconductor Corp *	11,300	261
OneSpan Inc *	1,942	36
Oracle Corp	65,500	3,624
OSI Systems Inc *	1,012	91
Palo Alto Networks Inc *	2,500	622
PAR Technology Corp *	732	17
Park City Group Inc *	390	3
Park Electrochemical Corp	1,217	20
Paychex Inc	8,700	734

42	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paycom Software Inc *	1,300	$263
Paylocity Holding Corp *	1,734	167
PayPal Holdings Inc *	31,900	3,597
PC Connection Inc	712	26
PDF Solutions Inc *	1,738	23
Pegasystems Inc	1,000	75
Perficient Inc *	1,963	58
Perspecta Inc	8,500	196
PFSweb Inc *	445	2
Photronics Inc *	3,997	37
Plantronics Inc	1,993	103
Plexus Corp *	1,841	111
Pluralsight Inc, Cl A *	1,500	53
Power Integrations Inc	1,717	136
Presidio Inc	2,502	38
PRGX Global Inc *	613	5
Progress Software Corp	2,685	122
Proofpoint Inc *	1,400	176
PROS Holdings Inc *	1,908	98
PTC Inc *	3,200	290
Pure Storage Inc, Cl A *	4,500	103
Q2 Holdings Inc *	2,239	169
QAD Inc, Cl A	644	30
Qorvo Inc *	3,300	250
QUALCOMM Inc	32,900	2,834
Qualys Inc *	2,038	184
Quantenna Communications Inc *	2,083	51
Rambus Inc *	6,439	74
Rapid7 Inc *	2,215	120
RealPage Inc *	1,900	124
Red Hat Inc *	4,800	876
Ribbon Communications Inc *	3,435	18
Rimini Street Inc *	303	2
RingCentral Inc, Cl A *	1,800	209
Rogers Corp *	1,098	184
Rudolph Technologies Inc *	1,921	47
Sabre Corp	7,500	156
SailPoint Technologies Holding Inc *	4,192	118
salesforce.com Inc *	19,700	3,257
Sanmina Corp *	4,066	138
ScanSource Inc *	1,528	58
Science Applications International Corp	3,019	226
SecureWorks Corp, Cl A *	251	5
Semtech Corp *	3,888	209
ServiceNow Inc *	4,800	1,303
ServiceSource International Inc *	3,764	4
ShotSpotter Inc *	459	24
Silicon Laboratories Inc *	2,547	274
Skyworks Solutions Inc	4,700	414
SMART Global Holdings Inc *	829	18
SolarWinds Corp *	300	6
Splunk Inc *	4,000	552

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPS Commerce Inc *	1,032	$107
Square Inc, Cl A *	7,900	575
SS&C Technologies Holdings Inc	5,800	392
SunPower Corp, Cl A *	3,823	28
SVMK Inc *	1,119	20
Switch Inc, Cl A	500	5
Sykes Enterprises Inc *	2,393	66
Symantec Corp	17,200	416
Synaptics Inc *	2,092	79
SYNNEX Corp	2,481	268
Synopsys Inc *	4,000	484
Tableau Software Inc, Cl A *	1,900	231
Tech Data Corp *	2,225	237
Telaria Inc *	2,744	20
Telenav Inc *	922	6
Tenable Holdings Inc *	1,807	65
Teradata Corp *	3,200	146
Teradyne Inc	4,900	240
Texas Instruments Inc	26,100	3,075
TiVo Corp	7,306	68
Total System Services Inc	4,900	501
Trade Desk Inc/The, Cl A *	1,985	440
Travelport Worldwide Ltd	7,534	118
Trimble Inc *	6,800	278
TTEC Holdings Inc	875	32
TTM Technologies Inc *	5,663	75
Tucows Inc, Cl A *	579	51
Twilio Inc, Cl A *	2,400	329
Tyler Technologies Inc *	1,000	232
Ubiquiti Networks Inc	400	68
Ultimate Software Group Inc/The *	800	265
Ultra Clean Holdings Inc *	2,384	29
Unisys Corp *	3,110	35
Universal Display Corp	1,200	192
Upland Software Inc *	961	45
USA Technologies Inc *	3,616	21
Varonis Systems Inc *	1,696	121
Veeco Instruments Inc *	2,917	36
Verint Systems Inc *	3,855	233
VeriSign Inc *	2,800	553
Veritone Inc *	248	2
Versum Materials Inc	2,900	151
ViaSat Inc *	3,303	300
Viavi Solutions Inc *	13,599	181
VirnetX Holding Corp *	3,675	23
Virtusa Corp *	1,711	95
Visa Inc, Cl A	47,800	7,860
Vishay Intertechnology Inc	7,935	157
Vishay Precision Group Inc *	647	25
VMware Inc, Cl A	1,900	388
Western Digital Corp	7,900	404
Western Union Co/The	12,000	233

Adviser Managed Trust / Quarterly Report / April 30, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEX Inc *	1,100	$231
Workday Inc, Cl A *	3,900	802
Workiva Inc, Cl A *	1,746	93
Worldpay Inc, Cl A *	8,100	949
Xerox Corp	5,500	184
Xilinx Inc	6,900	829
Xperi Corp	2,922	73
Yext Inc *	5,118	112
Zebra Technologies Corp, Cl A *	1,400	296
Zendesk Inc *	2,800	246
Zix Corp *	3,272	27
Zscaler Inc *	3,630	248

		178,921

Materials — 2.1%
Advanced Emissions Solutions Inc	1,192	13
AdvanSix Inc *	1,823	55
AgroFresh Solutions Inc *	922	3
Air Products & Chemicals Inc	5,900	1,214
AK Steel Holding Corp *	19,211	46
Albemarle Corp	2,900	218
Alcoa Corp *	5,100	136
Allegheny Technologies Inc *	7,507	187
American Vanguard Corp	1,805	28
Amyris Inc *	964	4
AptarGroup Inc	1,700	189
Ardagh Group SA, Cl A	300	4
Ashland Global Holdings Inc	1,700	137
Avery Dennison Corp	2,300	254
Axalta Coating Systems Ltd *	5,600	151
Balchem Corp	1,917	195
Ball Corp	9,100	545
Bemis Co Inc	2,500	144
Berry Global Group Inc *	3,500	206
Boise Cascade Co	2,356	65
Cabot Corp	1,600	73
Carpenter Technology Corp	2,795	139
Celanese Corp, Cl A	3,500	378
Century Aluminum Co *	3,108	26
CF Industries Holdings Inc	6,300	282
Chase Corp	444	42
Chemours Co/The	4,600	166
Clearwater Paper Corp *	1,022	21
Cleveland-Cliffs Inc	17,513	175
Coeur Mining Inc *	11,593	42
Commercial Metals Co	6,987	121
Compass Minerals International Inc	2,046	117
Crown Holdings Inc *	3,500	203
Domtar Corp	1,700	83
Dow Inc	20,533	1,165
DowDuPont Inc	61,600	2,369
Eagle Materials Inc	1,200	109
Eastman Chemical Co	3,800	300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ecolab Inc	6,900	$1,270
Element Solutions Inc *	6,000	65
Ferro Corp *	5,009	89
Flotek Industries Inc *	1,610	6
FMC Corp	3,600	285
Forterra Inc *	552	3
Freeport-McMoRan Inc	39,200	483
FutureFuel Corp	1,619	24
GCP Applied Technologies Inc *	4,315	124
Gold Resource Corp	1,540	6
Graphic Packaging Holding Co	8,100	112
Greif Inc, Cl A	1,551	61
Greif Inc, Cl B	357	17
Hawkins Inc	607	22
Haynes International Inc	774	25
HB Fuller Co	3,033	149
Hecla Mining Co	27,812	58
Huntsman Corp	5,900	131
Ingevity Corp *	2,529	291
Innophos Holdings Inc	1,195	38
Innospec Inc	1,454	123
International Flavors & Fragrances Inc	2,700	372
International Paper Co	11,100	520
Intrepid Potash Inc *	6,004	22
Kaiser Aluminum Corp	969	95
Koppers Holdings Inc *	1,233	33
Kraton Corp *	1,875	62
Kronos Worldwide Inc	1,431	19
Linde PLC	15,000	2,704
Livent Corp *	8,980	97
Louisiana-Pacific Corp	8,488	213
LSB Industries Inc *	631	4
LyondellBasell Industries NV, Cl A	8,400	741
Marrone Bio Innovations Inc *	1,596	3
Martin Marietta Materials Inc	1,700	377
Materion Corp	1,216	71
Minerals Technologies Inc	2,122	133
Mosaic Co/The	9,500	248
Myers Industries Inc	2,159	39
Neenah Inc	1,009	68
NewMarket Corp	200	84
Newmont Goldcorp Corp	22,200	690
Nucor Corp	8,300	474
Olin Corp	4,500	98
Olympic Steel Inc	269	4
OMNOVA Solutions Inc *	2,765	20
Owens-Illinois Inc	4,300	85
Packaging Corp of America	2,500	248
PH Glatfelter Co	2,665	42
PolyOne Corp	4,788	132
PPG Industries Inc	6,600	775
PQ Group Holdings Inc *	2,250	36

44	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quaker Chemical Corp	781	$175
Ramaco Resources Inc *	175	1
Rayonier Advanced Materials Inc	3,089	46
Reliance Steel & Aluminum Co	1,900	175
Royal Gold Inc	1,800	157
RPM International Inc	3,500	212
Ryerson Holding Corp *	466	4
Schnitzer Steel Industries Inc, Cl A	1,605	38
Schweitzer-Mauduit International Inc	1,859	66
Scotts Miracle-Gro Co/The, Cl A	1,100	94
Sealed Air Corp	4,200	196
Sensient Technologies Corp	2,545	178
Sherwin-Williams Co/The	2,300	1,046
Silgan Holdings Inc	2,100	63
Sonoco Products Co	2,700	170
Southern Copper Corp	4,300	165
Steel Dynamics Inc	6,000	190
Stepan Co	1,218	113
Summit Materials Inc, Cl A *	6,736	118
SunCoke Energy Inc *	4,002	34
Synalloy Corp	245	4
TimkenSteel Corp *	2,492	25
Trecora Resources *	606	6
Tredegar Corp	1,605	29
Tronox Holdings PLC, Cl A	5,642	80
UFP Technologies Inc *	427	16
United States Lime & Minerals Inc	58	5
United States Steel Corp	4,800	75
Universal Stainless & Alloy Products Inc *	245	4
US Concrete Inc *	982	46
Valhi Inc	739	2
Valvoline Inc	5,100	94
Verso Corp *	2,104	47
Vulcan Materials Co	3,600	454
Warrior Met Coal Inc	2,604	81
Westlake Chemical Corp	1,000	70
Westrock Co	6,800	261
Worthington Industries Inc	2,455	98
WR Grace & Co	1,800	136

		26,270

Real Estate — 2.9%
Acadia Realty Trust ‡	4,829	136
Agree Realty Corp ‡	2,010	132
Alexander & Baldwin Inc ‡	4,109	97
Alexander’s Inc ‡	130	49
Alexandria Real Estate Equities Inc ‡	3,000	427
American Assets Trust Inc ‡	2,314	107
American Campus Communities Inc ‡	3,700	175
American Homes 4 Rent, Cl A ‡	7,000	168
American Tower Corp, Cl A ‡	11,900	2,324
Americold Realty Trust ‡	9,418	301

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	4,100	$202
Apple Hospitality Inc ‡	5,900	97
Armada Hoffler Properties Inc ‡	3,011	49
Ashford Hospitality Trust Inc ‡	5,408	30
AvalonBay Communities Inc ‡	3,700	743
Bluerock Residential Growth Inc, Cl A ‡	1,530	17
Boston Properties Inc ‡	4,200	578
Braemar Hotels & Resorts Inc ‡	1,830	25
Brandywine Realty Trust ‡	4,800	74
Brixmor Property Group Inc ‡	8,200	147
Brookfield Property Inc, Cl A ‡	3,400	71
BRT Apartments Corp ‡	285	4
Camden Property Trust ‡	2,400	242
CareTrust Inc ‡	4,997	121
CatchMark Timber Trust Inc, Cl A ‡	3,046	30
CBL & Associates Properties Inc ‡	4,954	5
CBRE Group Inc, Cl A *	8,600	448
Cedar Realty Trust Inc ‡	5,640	17
Chatham Lodging Trust ‡	2,788	55
Chesapeake Lodging Trust ‡	3,568	102
City Office Inc ‡	2,418	28
Clipper Realty Inc ‡	435	6
Colony Capital Inc ‡	13,000	67
Columbia Property Trust Inc ‡	3,200	73
Community Healthcare Trust Inc ‡	1,089	40
Consolidated-Tomoka Land Co	244	15
CoreCivic Inc ‡	7,116	148
CorEnergy Infrastructure Trust Inc ‡	739	28
CorePoint Lodging Inc ‡	2,559	32
CoreSite Realty Corp ‡	1,000	109
Corporate Office Properties Trust ‡	2,800	78
Cousins Properties Inc ‡	25,113	240
Crown Castle International Corp ‡	11,200	1,409
CubeSmart ‡	5,000	160
Cushman & Wakefield PLC *	3,847	76
CyrusOne Inc ‡	2,800	156
DiamondRock Hospitality Co ‡	12,430	135
Digital Realty Trust Inc ‡	5,600	659
Douglas Emmett Inc ‡	4,400	181
Duke Realty Corp ‡	9,700	302
Easterly Government Properties Inc ‡	3,665	66
EastGroup Properties Inc ‡	2,101	240
Empire State Realty Trust Inc, Cl A ‡	3,800	59
EPR Properties ‡	2,000	158
Equinix Inc ‡	2,200	1,000
Equity Commonwealth ‡	3,200	102
Equity LifeStyle Properties Inc ‡	2,300	268
Equity Residential ‡	9,700	741
Essential Properties Realty Trust Inc ‡	2,177	45
Essex Property Trust Inc ‡	1,800	509
Extra Space Storage Inc ‡	3,300	342

Adviser Managed Trust / Quarterly Report / April 30, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Farmland Partners Inc ‡	881	$6
Federal Realty Investment Trust ‡	2,000	268
First Industrial Realty Trust Inc ‡	7,435	262
Forestar Group Inc *	308	6
Four Corners Property Trust Inc ‡	4,068	116
Franklin Street Properties Corp ‡	6,355	50
Front Yard Residential Corp ‡	3,053	30
FRP Holdings Inc *	443	22
Gaming and Leisure Properties Inc ‡	5,500	222
GEO Group Inc/The ‡	7,203	144
Getty Realty Corp ‡	1,984	64
Gladstone Commercial Corp ‡	1,762	38
Gladstone Land Corp ‡	423	5
Global Medical Inc ‡	1,465	15
Global Net Lease Inc ‡	4,616	88
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	3,581	95
HCP Inc ‡	13,000	387
Healthcare Realty Trust Inc ‡	7,407	229
Healthcare Trust of America Inc, Cl A ‡	5,600	154
Hersha Hospitality Trust, Cl A ‡	2,184	41
HFF Inc, Cl A	2,256	107
Highwoods Properties Inc ‡	2,800	125
Hospitality Properties Trust ‡	4,400	114
Host Hotels & Resorts Inc ‡	19,900	383
Howard Hughes Corp/The *	1,100	122
Hudson Pacific Properties Inc ‡	4,200	146
Independence Realty Trust Inc ‡	5,417	57
Industrial Logistics Properties Trust ‡	3,901	77
InfraREIT Inc ‡	2,685	57
Innovative Industrial Properties Inc, Cl A ‡	564	48
Investors Real Estate Trust ‡	734	44
Invitation Homes Inc	9,300	231
Iron Mountain Inc ‡	7,700	250
iStar Inc ‡	4,009	35
JBG SMITH Properties ‡	3,100	132
Jernigan Capital Inc ‡	1,183	25
Jones Lang LaSalle Inc	1,200	185
Kennedy-Wilson Holdings Inc	7,500	162
Kilroy Realty Corp ‡	2,700	208
Kimco Realty Corp ‡	11,000	191
Kite Realty Group Trust ‡	4,995	79
Lamar Advertising Co, Cl A ‡	2,300	190
Lexington Realty Trust ‡	12,737	116
Liberty Property Trust ‡	4,000	199
Life Storage Inc ‡	1,200	114
LTC Properties Inc ‡	2,365	107
Macerich Co/The ‡	3,700	149
Mack-Cali Realty Corp ‡	5,429	126
Marcus & Millichap Inc *	1,184	51
Maui Land & Pineapple Co Inc *	198	2
MedEquities Realty Trust Inc ‡	1,815	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medical Properties Trust Inc ‡	10,000	$175
Mid-America Apartment Communities Inc ‡	3,100	339
Monmouth Real Estate Investment Corp ‡	5,390	74
National Health Investors Inc ‡	2,446	185
National Retail Properties Inc ‡	4,300	226
National Storage Affiliates Trust ‡	3,407	100
New Senior Investment Group Inc ‡	4,664	26
Newmark Group Inc, Cl A	9,021	77
NexPoint Residential Trust Inc ‡	1,144	43
NorthStar Realty Europe Corp ‡	2,725	49
Office Properties Income Trust ‡	2,877	78
Omega Healthcare Investors Inc ‡	5,400	191
One Liberty Properties Inc ‡	947	27
Outfront Media Inc ‡	3,800	91
Paramount Group Inc ‡	5,500	80
Park Hotels & Resorts Inc ‡	5,400	173
Pebblebrook Hotel Trust ‡	7,752	252
Pennsylvania Real Estate Investment Trust ‡	4,294	26
Physicians Realty Trust ‡	10,921	197
Piedmont Office Realty Trust Inc, Cl A ‡	7,557	157
PotlatchDeltic Corp ‡	3,971	154
Preferred Apartment Communities Inc, Cl A ‡	2,514	39
Prologis Inc ‡	17,000	1,303
PS Business Parks Inc ‡	1,191	183
Public Storage ‡	4,000	885
QTS Realty Trust Inc, Cl A ‡	3,054	139
Rayonier Inc ‡	3,500	111
RE/MAX Holdings Inc, Cl A	1,089	47
Realogy Holdings Corp	3,200	42
Realty Income Corp ‡	8,000	560
Redfin Corp *	4,760	98
Regency Centers Corp ‡	4,100	275
Retail Opportunity Investments Corp ‡	6,746	118
Retail Properties of America Inc, Cl A ‡	5,800	71
Retail Value Inc ‡	200	7
Rexford Industrial Realty Inc ‡	5,515	209
RLJ Lodging Trust ‡	10,398	191
RMR Group Inc/The	439	25
RPT Realty ‡	4,817	58
Ryman Hospitality Properties Inc ‡	2,672	213
Sabra Health Care Inc ‡	10,634	208
Safehold Inc ‡	231	6
Saul Centers Inc ‡	724	39
SBA Communications Corp, Cl A *‡	3,000	611
Senior Housing Properties Trust ‡	6,400	51
Seritage Growth Properties ‡	1,969	88
Simon Property Group Inc ‡	8,400	1,459
SITE Centers Corp ‡	4,100	54
SL Green Realty Corp ‡	2,200	194
Spirit MTA ‡	2,739	18
Spirit Realty Capital Inc ‡	2,300	93
St Joe Co/The *	2,143	37

46	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STAG Industrial Inc ‡	5,856	$169
STORE Capital Corp ‡	5,200	173
Stratus Properties Inc *	172	5
Summit Hotel Properties Inc ‡	6,250	73
Sun Communities Inc ‡	2,300	283
Sunstone Hotel Investors Inc ‡	13,642	196
Tanger Factory Outlet Centers Inc ‡	5,524	100
Taubman Centers Inc ‡	1,600	79
Tejon Ranch Co *	1,321	23
Terreno Realty Corp ‡	3,597	161
Tier Inc ‡	3,231	92
Transcontinental Realty Investors Inc *	49	2
Trinity Place Holdings Inc *	513	2
UDR Inc ‡	7,400	333
UMH Properties Inc ‡	2,094	29
Uniti Group Inc ‡	4,600	51
Universal Health Realty Income Trust ‡	777	63
Urban Edge Properties ‡	6,566	122
Urstadt Biddle Properties Inc, Cl A ‡	1,814	40
Ventas Inc ‡	9,700	593
VEREIT Inc ‡	26,300	217
VICI Properties Inc ‡	11,000	251
Vornado Realty Trust ‡	4,700	325
Washington Prime Group Inc ‡	11,370	51
Washington Real Estate Investment Trust ‡	4,797	135
Weingarten Realty Investors ‡	3,200	93
Welltower Inc ‡	10,100	753
Weyerhaeuser Co ‡	20,300	544
Whitestone, Cl B ‡	2,367	30
WP Carey Inc ‡	4,300	341
Xenia Hotels & Resorts Inc ‡	6,752	146

		36,165

Utilities — 2.2%
AES Corp/VA	17,900	306
ALLETE Inc	3,076	251
Alliant Energy Corp	6,400	302
Ameren Corp	6,600	480
American Electric Power Co Inc	13,400	1,146
American States Water Co	2,192	156
American Water Works Co Inc	4,900	530
Aqua America Inc	5,700	223
AquaVenture Holdings Ltd *	319	6
Artesian Resources Corp, Cl A	506	18
Atmos Energy Corp	3,100	317
Avangrid Inc	1,500	77
Avista Corp	3,923	169
Black Hills Corp	3,200	233
Cadiz Inc *	1,592	16
California Water Service Group	2,878	145
CenterPoint Energy Inc	13,600	422
Chesapeake Utilities Corp	953	88
Clearway Energy Inc, Cl A	2,150	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clearway Energy Inc, Cl C	4,448	$71
CMS Energy Corp	7,600	422
Connecticut Water Service Inc	734	50
Consolidated Edison Inc	8,400	724
Consolidated Water Co Ltd	430	5
Dominion Energy Inc	20,600	1,604
DTE Energy Co	4,900	616
Duke Energy Corp	19,300	1,759
Edison International	8,600	548
El Paso Electric Co	2,426	148
Entergy Corp	4,900	475
Evergy Inc	7,100	411
Eversource Energy	8,600	616
Exelon Corp	26,200	1,335
FirstEnergy Corp	13,200	555
Global Water Resources Inc	316	3
Hawaiian Electric Industries Inc	2,900	120
IDACORP Inc	3,012	298
MDU Resources Group Inc	5,300	139
MGE Energy Inc	2,093	142
Middlesex Water Co	968	56
National Fuel Gas Co	2,200	130
New Jersey Resources Corp	5,207	261
NextEra Energy Inc	13,000	2,528
NiSource Inc	10,100	281
Northwest Natural Holding Co	1,719	115
NorthWestern Corp	3,021	211
NRG Energy Inc	7,800	321
OGE Energy Corp	5,400	229
ONE Gas Inc	3,111	275
Ormat Technologies Inc	2,386	139
Otter Tail Corp	2,365	121
Pattern Energy Group Inc, Cl A	4,859	112
PG&E Corp *	14,000	315
Pinnacle West Capital Corp	3,000	286
PNM Resources Inc	4,756	221
Portland General Electric Co	5,339	279
PPL Corp	19,600	612
Public Service Enterprise Group Inc	13,700	817
Pure Cycle Corp *	500	5
RGC Resources Inc	216	6
Sempra Energy	7,400	947
SJW Group	1,431	89
South Jersey Industries Inc	5,540	178
Southern Co/The	27,900	1,485
Southwest Gas Holdings Inc	3,158	263
Spark Energy Inc, Cl A	337	3
Spire Inc	2,942	248
TerraForm Power Inc, Cl A	4,436	60
UGI Corp	4,700	256
Unitil Corp	888	51
Vistra Energy Corp	10,700	292

Adviser Managed Trust / Quarterly Report / April 30, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEC Energy Group Inc	8,600	$675
Xcel Energy Inc	13,800	780
York Water Co/The	802	27

		27,633

		858,954

Total Common Stock (Cost $1,204,387) ($ Thousands)		1,231,746

PREFERRED STOCK — 0.4%

Brazil — 0.2%
Banco Bradesco SA (E)	90,120	812
Braskem SA (E)	4,000	48
Centrais Eletricas Brasileiras SA (E)	4,800	42
Cia Brasileira de Distribuicao (E)	3,600	88
Cia Energetica de Minas Gerais (E)	19,500	72
Gerdau SA (E)	23,600	85
Itau Unibanco Holding SA (E)	109,400	940
Itausa - Investimentos Itau SA (E)	100,600	304
Lojas Americanas SA (E)	16,600	66
Petroleo Brasileiro SA (E)	87,700	602
Telefonica Brasil SA (E)	10,300	122

		3,181

Chile — 0.0%
Embotelladora Andina SA	8,671	31
Sociedad Quimica y Minera de Chile SA, Cl B (E)	2,758	98

		129

Colombia — 0.0%
Bancolombia SA (E)	10,120	128
Grupo Aval Acciones y Valores SA (E)	100,740	39
Grupo de Inversiones Suramericana SA	2,697	29

		196

Germany — 0.1%
Bayerische Motoren Werke AG (E)	985	73
FUCHS PETROLUB SE (E)	1,231	53
Henkel AG & Co KGaA (E)	3,156	319
Porsche Automobil Holding SE (E)	2,712	188
Sartorius AG (E)	630	115
Volkswagen AG (E)	3,287	571

		1,319

South Korea — 0.1%
Amorepacific Corp (E)	208	21
Hyundai Motor Co (E)	1,350	98
LG Chem Ltd (E)	177	30
LG Household & Health Care Ltd (E)	47	33

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Samsung Electronics Co Ltd (E)	18,553	$591

		773

Total Preferred Stock (Cost $5,575) ($ Thousands)		5,598

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
SPDR S&P 500 Trust	752	221

Total Exchange Traded Fund (Cost $100) ($ Thousands)		221

	Number of Rights

RIGHTS — 0.0%
Hong Kong — 0.0%
Haitong Securities *^	2,900	–

India — 0.0%
Bharti Airtel, Expires 05/22/2019 *	4,457	6

United States — 0.0%
Corium International *^	3,838	2
Newstar Financial *^(B)	3,841	2
Schulman *^(B)	3,397	7
Tobira Therapeutics, Expires 12/31/2028*(B)	970	–

		11

Total Rights (Cost $2) ($ Thousands)		17

	Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
Minor International PCL, Expires 12/31/21 *	2,425	–

Total Warrants (Cost $0) ($ Thousands)		–

Total Investments — 97.8% (Cost $1,210,064) ($ Thousands)		$1,237,582

48	Adviser Managed Trust / Quarterly Report / April 30, 2019

A list of the open futures contracts held by the Fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index	61	Jun-2019	$5,698	$5,847	$149
MSCI Emerging Markets	59	Jun-2019	3,123	3,187	64
Russell 2000 Index E-MINI	32	Jun-2019	2,444	2,551	107
S&P 500 Index E-MINI	98	Jun-2019	13,909	14,447	538
S&P Mid Cap 400 Index E-MINI	7	Jun-2019	1,322	1,381	59

			$26,496	$27,413	$917

Percentages are based on a Net Assets of $1,265,149 ($ Thousands).

*	Non-income producing security.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

‡	Real Estate Investment Trust.

^	Expiration date unavailable.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $3,714 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security is a Master Limited Partnership. At April 30, 2019, such securities amounted to $121 ($ Thousands), or 0.0% of Net Assets.

(E)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of April 30, 2019 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2(1)	Level 3(2)	Total
Common Stock	$1,172,772	$58,974	$ –(3)	$1,231,746
Preferred Stock	5,577	21	–	5,598
Exchange Traded Fund	221	–	–	221
Rights	8	–	9	17
Warrants	–	–(2)	–	–

Total Investments in Securities	$1,178,578	$58,995	$9	$1,237,582

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$917	$–	$–	$917

Total Other Financial Instruments	$917	$–	$–	$917

(1) All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 4.7% of Net Assets. Total value of these securities is $58,974.

(2) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(3) Represents securities in which the fair value is $0 or has been rounded to $0.

* Futures contracts are valued at the unrealized appreciation on the instruments.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to the availability of quoted prices in active markets to determine fair value and market closures.

For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended April 30, 2019 ($ Thousands):

Security Description	Value at 7/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value at 4/30/2019	Shares	Dividend Income
SEI Investments Co	$ 462	$ 188	$(361)	$(11)	$(87)	$ 191	3,500	$ –

Totals	$ 462	$ 188	$(361)	$(11)	$(87)	$ 191	3,500	$ –

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.9%

Communication Services — 3.1%
Acosta
7.750%, 10/01/2022 (A)	$130	$20
Activision Blizzard
3.400%, 09/15/2026	50	50
2.300%, 09/15/2021	30	29
Alphabet
3.625%, 05/19/2021	100	103
1.998%, 08/15/2026	50	47
Altice Financing
7.500%, 05/15/2026 (A)	425	431
6.625%, 02/15/2023 (A)	500	513
Altice France
8.125%, 02/01/2027 (A)	200	209
7.375%, 05/01/2026 (A)	1,200	1,216
6.250%, 05/15/2024 (A)	225	230
Altice Luxembourg
7.750%, 05/15/2022 (A)	600	611
7.625%, 02/15/2025 (A)	250	236
AMC Entertainment Holdings
5.750%, 06/15/2025	238	229
AMC Networks
5.000%, 04/01/2024	250	253
4.750%, 08/01/2025	105	105
America Movil SAB de CV
6.375%, 03/01/2035	100	124
6.125%, 03/30/2040	100	124
4.375%, 04/22/2049	200	203
3.625%, 04/22/2029	200	200
AT&T
6.000%, 08/15/2040	100	115
5.700%, 03/01/2057	250	281
5.650%, 02/15/2047	50	56
5.450%, 03/01/2047	100	110
5.250%, 03/01/2037	50	54
5.150%, 03/15/2042	150	156
5.150%, 02/15/2050	200	210
4.900%, 08/15/2037	100	103
4.850%, 03/01/2039	300	307
4.500%, 05/15/2035	150	151
4.500%, 03/09/2048	500	480
4.350%, 03/01/2029	300	310
4.350%, 06/15/2045	100	94
4.250%, 03/01/2027	150	156
4.100%, 02/15/2028	116	119
3.950%, 01/15/2025	100	103
3.800%, 03/01/2024	50	51
3.400%, 05/15/2025	150	151
3.200%, 03/01/2022	90	91
2.800%, 02/17/2021	400	400
2.450%, 06/30/2020	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baidu
4.375%, 03/29/2028	$100	$103
3.875%, 09/29/2023	300	305
Bell Canada
4.464%, 04/01/2048	315	323
Block Communications
6.875%, 02/15/2025 (A)	50	52
British Telecommunications
9.625%, 12/15/2030	150	217
5.125%, 12/04/2028	300	324
CBS
5.500%, 05/15/2033	75	82
4.200%, 06/01/2029	50	51
4.000%, 01/15/2026	35	36
3.500%, 01/15/2025	100	100
2.900%, 06/01/2023	200	199
CCO Holdings
5.875%, 04/01/2024 (A)	517	540
5.875%, 05/01/2027 (A)	1,200	1,247
5.750%, 02/15/2026 (A)	200	209
5.500%, 05/01/2026 (A)	200	206
5.125%, 05/01/2027 (A)	365	370
5.000%, 02/01/2028 (A)	279	279
4.000%, 03/01/2023 (A)	43	43
CenturyLink
7.500%, 04/01/2024	300	322
Charter Communications Operating
6.834%, 10/23/2055	35	39
6.484%, 10/23/2045	165	187
6.384%, 10/23/2035	50	56
5.750%, 04/01/2048	50	53
5.375%, 04/01/2038	400	411
5.375%, 05/01/2047	335	336
4.908%, 07/23/2025	150	159
4.500%, 02/01/2024	300	313
4.464%, 07/23/2022	50	52
3.750%, 02/15/2028	100	97
3.579%, 07/23/2020	55	55
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	125
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	440	474
Comcast
4.950%, 10/15/2058	325	364
4.700%, 10/15/2048	340	369
4.600%, 10/15/2038	355	382
4.600%, 08/15/2045	100	107
4.400%, 08/15/2035	350	367
4.250%, 10/15/2030	25	27
4.250%, 01/15/2033	100	106
4.200%, 08/15/2034	500	523
4.150%, 10/15/2028	70	74

50	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 03/01/2038	$100	$99
3.700%, 04/15/2024	355	367
3.450%, 10/01/2021	365	372
3.400%, 07/15/2046	100	89
3.375%, 02/15/2025	150	153
3.375%, 08/15/2025	65	66
3.300%, 02/01/2027	100	100
3.200%, 07/15/2036	100	91
2.750%, 03/01/2023	100	100
Consolidated Communications
6.500%, 10/01/2022	50	47
Deutsche Telekom International Finance
8.750%, 06/15/2030	100	140
Discovery Communications
6.350%, 06/01/2040	100	112
5.200%, 09/20/2047	60	60
3.950%, 03/20/2028	60	59
3.900%, 11/15/2024	300	308
3.800%, 03/13/2024	100	102
DISH DBS
7.750%, 07/01/2026	400	358
5.875%, 11/15/2024	460	397
Electronic Arts
4.800%, 03/01/2026	50	53
3.700%, 03/01/2021	50	51
Fox
5.576%, 01/25/2049 (A)	45	51
5.476%, 01/25/2039 (A)	210	234
4.709%, 01/25/2029 (A)	240	258
4.030%, 01/25/2024 (A)	325	338
Frontier Communications
11.000%, 09/15/2025	970	628
10.500%, 09/15/2022	210	153
8.500%, 04/01/2026 (A)	295	278
8.000%, 04/01/2027 (A)	372	385
6.875%, 01/15/2025	100	53
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	60	65
9.875%, 05/01/2024 (A)	194	198
Gray Television
7.000%, 05/15/2027 (A)	35	38
5.875%, 07/15/2026 (A)	275	283
5.125%, 10/15/2024 (A)	100	102
Inmarsat Finance
4.875%, 05/15/2022 (A)	200	202
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	245	227
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	160	164
8.500%, 10/15/2024 (A)	795	787
8.000%, 02/15/2024 (A)	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Interpublic Group of Cos
3.750%, 10/01/2021	$200	$204
Koninklijke
8.375%, 10/01/2030	50	64
Level 3 Financing
5.625%, 02/01/2023	300	303
5.375%, 08/15/2022	100	100
5.375%, 05/01/2025	150	153
5.250%, 03/15/2026	100	101
5.125%, 05/01/2023	250	253
Level 3 Parent
5.750%, 12/01/2022	100	101
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	117
Meredith
6.875%, 02/01/2026	250	260
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	78
NBCUniversal Media
5.950%, 04/01/2041	100	123
Netflix
6.375%, 05/15/2029 (A)	200	218
5.875%, 02/15/2025	138	149
5.875%, 11/15/2028	420	443
5.375%, 11/15/2029 (A)	47	48
4.375%, 11/15/2026	600	593
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	182	185
Nokia
4.375%, 06/12/2027	25	25
3.375%, 06/12/2022	120	120
Omnicom Group
3.600%, 04/15/2026	100	100
Orange
9.000%, 03/01/2031	100	147
5.500%, 02/06/2044	25	29
Rogers Communications
5.000%, 03/15/2044	100	110
4.300%, 02/15/2048	340	339
2.900%, 11/15/2026	100	97
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	101
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	207
5.375%, 07/15/2026 (A)	707	727
5.000%, 08/01/2027 (A)	260	262
Sprint
7.875%, 09/15/2023	1,100	1,146
7.625%, 02/15/2025	200	202
7.625%, 03/01/2026	200	200
Telecom Italia
5.303%, 05/30/2024 (A)	300	299

Adviser Managed Trust / Quarterly Report / April 30, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telefonica Emisiones
7.045%, 06/20/2036	$100	$124
5.520%, 03/01/2049	150	161
4.895%, 03/06/2048	150	148
4.665%, 03/06/2038	350	345
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	200	199
Telesat Canada
8.875%, 11/15/2024 (A)	120	130
TELUS
4.600%, 11/16/2048	225	237
T-Mobile USA
6.500%, 01/15/2026	150	160
6.375%, 03/01/2025	1,300	1,352
6.000%, 03/01/2023	200	206
5.375%, 04/15/2027	100	105
4.750%, 02/01/2028	100	101
4.500%, 02/01/2026	160	161
0.000%, 03/01/2023 (B)	200	–
0.000%, 01/15/2024 (B)	150	–
0.000%, 03/01/2025 (B)	535	–
0.000%, 01/15/2026 (B)	610	–
Tribune Media
5.875%, 07/15/2022	250	253
TWDC Enterprises 18
3.000%, 02/13/2026	100	100
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	125	132
3.000%, 07/30/2046	50	43
2.350%, 12/01/2022	50	49
2.300%, 02/12/2021	100	100
1.800%, 06/05/2020	50	50
Unitymedia GmbH
6.125%, 01/15/2025 (A)	300	311
UPC Holding BV
5.500%, 01/15/2028 (A)	200	202
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	204
Verizon Communications
5.250%, 03/16/2037	500	569
5.150%, 09/15/2023	500	547
4.812%, 03/15/2039	400	434
4.600%, 04/01/2021	500	518
4.522%, 09/15/2048	153	160
4.500%, 08/10/2033	100	107
4.400%, 11/01/2034	500	530
4.329%, 09/21/2028	656	702
4.125%, 08/15/2046	50	49
3.875%, 02/08/2029	230	238
3.376%, 02/15/2025	600	609
3.125%, 03/16/2022	400	404
2.625%, 08/15/2026	150	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	$206	$212
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	50	50
5.850%, 09/01/2043	100	109
4.250%, 09/01/2023	25	26
Videotron
5.125%, 04/15/2027 (A)	200	205
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	200	205
5.250%, 01/15/2026 (A)	250	254
Vodafone Group
6.150%, 02/27/2037	100	114
5.250%, 05/30/2048	75	77
5.000%, 05/30/2038	340	344
4.375%, 05/30/2028	70	72
4.125%, 05/30/2025	325	335
3.750%, 01/16/2024	245	249
Walt Disney
6.650%, 11/15/2037 (A)	100	137
6.150%, 02/15/2041 (A)	50	66
4.500%, 02/15/2021 (A)	100	103
3.000%, 09/15/2022 (A)	100	101
Wind Tre
5.000%, 01/20/2026 (A)	400	366
WTT Investment
5.500%, 11/21/2022 (A)	200	204
Zayo Group
6.375%, 05/15/2025	700	713
6.000%, 04/01/2023	70	71
5.750%, 01/15/2027 (A)	75	76
Ziggo BV
6.000%, 01/15/2027 (A)	200	196
5.500%, 01/15/2027 (A)	300	299

		48,462

Consumer Discretionary — 2.9%
1011778 BC ULC
5.000%, 10/15/2025 (A)	650	645
4.625%, 01/15/2022 (A)	400	401
4.250%, 05/15/2024 (A)	150	148
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	75	76
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	162
Adient US
7.000%, 05/15/2026 (A)	78	80
Advance Auto Parts
4.500%, 12/01/2023	100	105
Albertsons
7.500%, 03/15/2026 (A)	25	27

52	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 03/15/2025	$615	$610
Alibaba Group Holding
4.200%, 12/06/2047	60	59
3.600%, 11/28/2024	100	102
3.400%, 12/06/2027	100	98
Amazon.com
5.200%, 12/03/2025	50	57
4.950%, 12/05/2044	100	118
4.800%, 12/05/2034	100	115
4.250%, 08/22/2057	70	74
4.050%, 08/22/2047	70	73
3.875%, 08/22/2037	645	665
3.150%, 08/22/2027	450	453
2.800%, 08/22/2024	325	325
2.500%, 11/29/2022	100	100
2.400%, 02/22/2023	50	49
1.900%, 08/21/2020	30	30
American Axle & Manufacturing
6.250%, 04/01/2025	130	131
American Honda Finance MTN
3.550%, 01/12/2024	100	103
3.500%, 02/15/2028	50	51
2.900%, 02/16/2024	250	251
1.700%, 09/09/2021	75	74
Aptiv
4.350%, 03/15/2029	20	20
APX Group
7.875%, 12/01/2022	158	158
Aramark Services
5.125%, 01/15/2024	183	189
5.000%, 04/01/2025 (A)	100	103
5.000%, 02/01/2028 (A)	60	61
4.750%, 06/01/2026	300	304
Asbury Automotive Group
6.000%, 12/15/2024	50	52
Atento Luxco 1
6.125%, 08/10/2022 (A)	100	101
AutoNation
4.500%, 10/01/2025	100	100
AutoZone
3.750%, 06/01/2027	100	101
3.700%, 04/15/2022	80	82
3.125%, 04/18/2024	50	50
BAT Capital
4.540%, 08/15/2047	60	53
4.390%, 08/15/2037	70	64
3.557%, 08/15/2027	50	48
2.297%, 08/14/2020	100	99
Beazer Homes USA
8.750%, 03/15/2022	50	52
Best Buy
4.450%, 10/01/2028	250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Block Financial
4.125%, 10/01/2020	$100	$101
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	25
Booking Holdings
3.600%, 06/01/2026	50	51
3.550%, 03/15/2028	50	50
2.750%, 03/15/2023	50	50
BorgWarner
4.375%, 03/15/2045	50	47
3.375%, 03/15/2025	100	100
Boyd Gaming
6.875%, 05/15/2023	62	64
6.375%, 04/01/2026	275	290
6.000%, 08/15/2026	100	104
Caesars Resort Collection
5.250%, 10/15/2025 (A)	344	336
Cedar Fair
5.375%, 04/15/2027	110	112
Cengage Learning
9.500%, 06/15/2024 (A)	161	150
Churchill Downs
5.500%, 04/01/2027 (A)	81	83
4.750%, 01/15/2028 (A)	94	92
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	200	207
Council of Europe Development Bank
2.625%, 02/13/2023	120	121
2.500%, 02/27/2024	300	301
CSC Holdings
10.875%, 10/15/2025 (A)	103	119
7.750%, 07/15/2025 (A)	500	537
7.500%, 04/01/2028 (A)	200	218
6.625%, 10/15/2025 (A)	250	266
5.500%, 05/15/2026 (A)	78	80
5.500%, 04/15/2027 (A)	1,085	1,118
5.375%, 07/15/2023 (A)	150	153
5.250%, 06/01/2024	100	102
Daimler Finance North America
8.500%, 01/18/2031	50	72
Darden Restaurants
4.550%, 02/15/2048	15	15
3.850%, 05/01/2027	30	30
Delphi Technologies
5.000%, 10/01/2025 (A)	105	96
Diamond Resorts International
10.750%, 09/01/2024 (A)	175	163
7.750%, 09/01/2023 (A)	150	149
Dollar General
3.250%, 04/15/2023	100	101

Adviser Managed Trust / Quarterly Report / April 30, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar Tree
4.200%, 05/15/2028	$345	$347
4.000%, 05/15/2025	100	102
3.700%, 05/15/2023	345	351
eBay
3.450%, 08/01/2024	50	51
2.600%, 07/15/2022	100	99
Eldorado Resorts
6.000%, 04/01/2025	200	206
6.000%, 09/15/2026	175	182
ESH Hospitality
5.250%, 05/01/2025 (A)	250	251
Expedia Group
5.000%, 02/15/2026	100	107
4.500%, 08/15/2024	50	52
Fiat Chrysler Automobiles
5.250%, 04/15/2023	400	417
Ford Motor
7.450%, 07/16/2031	100	116
5.291%, 12/08/2046	50	46
4.750%, 01/15/2043	125	106
Ford Motor Credit
5.875%, 08/02/2021	100	105
5.596%, 01/07/2022	200	209
5.113%, 05/03/2029	200	200
3.815%, 11/02/2027	300	279
3.813%, 10/12/2021	500	501
2.979%, 08/03/2022	400	389
Garda World Security
8.750%, 05/15/2025 (A)	210	198
General Motors
6.600%, 04/01/2036	100	110
5.400%, 04/01/2048	50	48
5.150%, 04/01/2038	330	317
5.000%, 04/01/2035	50	48
4.200%, 10/01/2027	50	50
General Motors Financial
4.350%, 04/09/2025	75	77
4.350%, 01/17/2027	70	70
4.000%, 10/06/2026	50	49
3.950%, 04/13/2024	250	253
3.700%, 05/09/2023	35	35
3.550%, 04/09/2021	260	262
3.550%, 07/08/2022	50	50
3.500%, 11/07/2024	100	99
3.450%, 01/14/2022	100	101
3.450%, 04/10/2022	50	50
3.200%, 07/13/2020	100	100
3.200%, 07/06/2021	50	50
3.150%, 06/30/2022	370	367
2.450%, 11/06/2020	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
George Washington University
4.868%, 09/15/2045	$50	$58
Golden Nugget
8.750%, 10/01/2025 (A)	105	110
6.750%, 10/15/2024 (A)	275	281
Goodyear Tire & Rubber
5.125%, 11/15/2023	300	304
5.000%, 05/31/2026	250	243
4.875%, 03/15/2027	55	52
Group 1 Automotive
5.000%, 06/01/2022	100	101
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	165	161
Hanesbrands
4.875%, 05/15/2026 (A)	200	200
4.625%, 05/15/2024 (A)	176	178
Hasbro
3.500%, 09/15/2027	60	58
HD Supply
5.375%, 10/15/2026 (A)	100	103
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	300	307
4.250%, 09/01/2024	170	170
Hilton Worldwide Finance
4.875%, 04/01/2027	150	152
4.625%, 04/01/2025	120	122
Home Depot
4.400%, 04/01/2021	100	103
4.400%, 03/15/2045	50	54
3.900%, 12/06/2028	440	466
3.900%, 06/15/2047	50	51
3.500%, 09/15/2056	100	91
3.250%, 03/01/2022	500	509
3.000%, 04/01/2026	100	101
2.625%, 06/01/2022	75	75
2.000%, 04/01/2021	50	50
1.800%, 06/05/2020	71	70
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	250	252
International Game Technology
6.250%, 02/15/2022 (A)	400	417
6.250%, 01/15/2027 (A)	250	263
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	119
Jaguar Holding II
6.375%, 08/01/2023 (A)	252	257
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	103
JBS Investments GmbH
7.250%, 04/03/2024 (A)	200	207
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	200	208

54	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JC Penney
5.875%, 07/01/2023 (A)	$150	$128
KFC Holding
5.250%, 06/01/2026 (A)	92	95
5.000%, 06/01/2024 (A)	350	358
4.750%, 06/01/2027 (A)	125	124
L Brands
5.250%, 02/01/2028	100	89
Laureate Education
8.250%, 05/01/2025 (A)	90	97
Lear
5.250%, 01/15/2025	70	73
3.800%, 09/15/2027	100	97
Leggett & Platt
3.500%, 11/15/2027	250	239
Lennar
4.750%, 04/01/2021	100	102
4.750%, 05/30/2025	100	102
4.750%, 11/29/2027	100	102
4.500%, 04/30/2024	300	306
Lowe’s
4.550%, 04/05/2049	50	51
4.250%, 09/15/2044	50	48
3.700%, 04/15/2046	150	134
3.650%, 04/05/2029	100	100
3.375%, 09/15/2025	100	101
3.125%, 09/15/2024	100	101
Macy’s Retail Holdings
4.500%, 12/15/2034	12	11
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	75	73
Magna International
3.625%, 06/15/2024	100	102
Marriott International
3.600%, 04/15/2024	100	102
3.125%, 10/15/2021	100	100
3.125%, 06/15/2026	50	49
2.300%, 01/15/2022	50	49
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	80	84
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	139
Mattamy Group
6.500%, 10/01/2025 (A)	175	178
Mattel
6.750%, 12/31/2025 (A)	300	300
McDonald’s MTN
6.300%, 10/15/2037	50	62
4.875%, 12/09/2045	125	135
4.700%, 12/09/2035	175	187
4.450%, 03/01/2047	25	25
3.800%, 04/01/2028	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 01/30/2026	$30	$31
3.350%, 04/01/2023	30	31
2.750%, 12/09/2020	120	120
MDC Partners
6.500%, 05/01/2024 (A)	250	211
MGM Resorts International
6.000%, 03/15/2023	200	213
5.750%, 06/15/2025	340	360
5.500%, 04/15/2027	215	222
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	100	97
NCL
4.750%, 12/15/2021 (A)	72	73
Newell Brands
5.375%, 04/01/2036	24	22
4.200%, 04/01/2026	50	47
3.850%, 04/01/2023	60	60
Newell Rubbermaid
4.000%, 12/01/2024	100	97
NIKE
3.875%, 11/01/2045	100	102
Nordstrom
5.000%, 01/15/2044	100	91
4.000%, 03/15/2027	100	99
Northwestern University
3.662%, 12/01/2057	25	25
O’Reilly Automotive
4.350%, 06/01/2028	250	261
3.600%, 09/01/2027	100	99
3.550%, 03/15/2026	50	50
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	375	388
6.250%, 05/15/2026 (A)	224	233
Party City Holdings
6.625%, 08/01/2026 (A)	70	69
Penske Automotive Group
5.500%, 05/15/2026	50	50
PetSmart
8.875%, 06/01/2025 (A)	85	75
7.125%, 03/15/2023 (A)	408	361
5.875%, 06/01/2025 (A)	270	245
President & Fellows of Harvard College
3.150%, 07/15/2046	100	94
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	61	64
5.750%, 04/15/2026 (A)	175	177
5.250%, 04/15/2024 (A)	123	123
PulteGroup
5.500%, 03/01/2026	200	211
5.000%, 01/15/2027	107	108
4.250%, 03/01/2021	100	102

Adviser Managed Trust / Quarterly Report / April 30, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QVC
4.450%, 02/15/2025	$100	$100
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	350	355
6.250%, 05/15/2026 (A)	240	246
RELX Capital
3.500%, 03/16/2023	260	265
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
Sabre
5.375%, 04/15/2023 (A)	235	240
Sally Holdings
5.625%, 12/01/2025	175	175
Scientific Games International
10.000%, 12/01/2022	218	229
8.250%, 03/15/2026 (A)	225	233
5.000%, 10/15/2025 (A)	250	249
Service International
5.375%, 05/15/2024	250	257
ServiceMaster
5.125%, 11/15/2024 (A)	130	131
Sigma Holdco BV
7.875%, 05/15/2026 (A)	200	190
Simmons Foods
5.750%, 11/01/2024 (A)	74	68
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	77
4.875%, 07/31/2024 (A)	200	200
Star Merger
10.250%, 02/15/2027 (A)	150	157
6.875%, 08/15/2026 (A)	135	140
Starbucks
4.500%, 11/15/2048	30	30
4.000%, 11/15/2028	50	52
3.800%, 08/15/2025	50	52
3.500%, 03/01/2028	50	51
3.100%, 03/01/2023	50	50
2.700%, 06/15/2022	50	50
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	175	183
Station Casinos
5.000%, 10/01/2025 (A)	134	132
Studio City
7.250%, 11/30/2021 (A)	200	207
Summit Materials
6.125%, 07/15/2023	150	153
Tapestry
4.125%, 07/15/2027	250	242
Target
3.900%, 11/15/2047	100	100
3.500%, 07/01/2024	50	52
3.375%, 04/15/2029	500	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tempur Sealy International
5.500%, 06/15/2026	$164	$163
Tenneco
5.000%, 07/15/2026	105	85
Tesla
5.300%, 08/15/2025 (A)	344	294
Time Warner Cable
6.550%, 05/01/2037	400	444
5.875%, 11/15/2040	400	417
4.500%, 09/15/2042	100	89
4.000%, 09/01/2021	300	306
TJX
2.250%, 09/15/2026	150	143
Toyota Motor Credit MTN
3.400%, 04/14/2025	100	103
3.300%, 01/12/2022	100	102
2.950%, 04/13/2021	250	252
2.900%, 04/17/2024	250	252
2.800%, 07/13/2022	50	50
2.600%, 01/11/2022	100	100
2.250%, 10/18/2023	50	49
1.900%, 04/08/2021	50	49
Under Armour
3.250%, 06/15/2026	100	92
University of Notre Dame du Lac
3.394%, 02/15/2048	100	96
University of Southern California
3.028%, 10/01/2039	150	140
Univision Communications
6.750%, 09/15/2022 (A)	48	49
5.125%, 02/15/2025 (A)	247	232
Verscend Escrow
9.750%, 08/15/2026 (A)	235	249
Viking Cruises
5.875%, 09/15/2027 (A)	184	183
VOC Escrow
5.000%, 02/15/2028 (A)	200	199
Warner Media
6.250%, 03/29/2041	150	176
6.200%, 03/15/2040	275	319
3.550%, 06/01/2024	100	102
2.950%, 07/15/2026	85	82
Whirlpool
3.700%, 05/01/2025	50	51
William Carter
5.625%, 03/15/2027 (A)	118	122
WPP Finance
3.750%, 09/19/2024	100	100
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	87
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	304

56	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 05/15/2027 (A)	$255	$249
Wynn Macau
5.500%, 10/01/2027 (A)	300	295

		45,101

Consumer Staples — 1.8%
Altria Group
6.200%, 02/14/2059	15	16
5.950%, 02/14/2049	340	368
5.800%, 02/14/2039	235	251
5.375%, 01/31/2044	100	102
4.800%, 02/14/2029	75	78
3.800%, 02/14/2024	320	326
3.490%, 02/14/2022	300	304
2.850%, 08/09/2022	100	99
Anheuser-Busch
4.900%, 02/01/2046 (A)	400	406
4.700%, 02/01/2036 (A)	600	610
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	100	98
3.300%, 02/01/2023	449	455
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	140
5.800%, 01/23/2059	445	506
5.550%, 01/23/2049	100	111
5.450%, 01/23/2039	465	507
4.900%, 01/23/2031	65	70
4.750%, 01/23/2029	85	91
4.600%, 04/15/2048	350	342
4.375%, 04/15/2038	35	34
4.150%, 01/23/2025	560	585
4.000%, 04/13/2028	60	61
3.750%, 07/15/2042	100	87
Archer-Daniels-Midland
4.500%, 03/15/2049	300	327
4.479%, 03/01/2021	50	52
4.016%, 04/16/2043	100	100
3.750%, 09/15/2047	100	97
2.500%, 08/11/2026	100	96
Avon International Operations
7.875%, 08/15/2022 (A)	70	72
B&G Foods
5.250%, 04/01/2025	100	98
4.625%, 06/01/2021	100	100
Brown-Forman
4.500%, 07/15/2045	35	38
Bunge Finance
3.750%, 09/25/2027	330	309
3.500%, 11/24/2020	50	50
3.000%, 09/25/2022	55	55
Campbell Soup
4.800%, 03/15/2048	240	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 03/15/2028	$100	$100
3.300%, 03/15/2021	65	66
Chobani
7.500%, 04/15/2025 (A)	100	91
Clorox
3.900%, 05/15/2028	50	52
3.100%, 10/01/2027	50	50
Coca-Cola
2.875%, 10/27/2025	100	101
2.250%, 09/01/2026	50	48
2.200%, 05/25/2022	300	297
1.875%, 10/27/2020	300	297
1.550%, 09/01/2021	50	49
Coca-Cola European Partners
3.500%, 09/15/2020	100	101
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	52
3.250%, 03/15/2024	50	51
2.300%, 05/03/2022	100	100
Conagra Brands
5.400%, 11/01/2048	220	229
5.300%, 11/01/2038	315	324
4.850%, 11/01/2028	25	27
4.300%, 05/01/2024	310	322
3.800%, 10/22/2021	10	10
3.200%, 01/25/2023	118	119
Constellation Brands
4.500%, 05/09/2047	20	20
4.250%, 05/01/2023	90	94
4.100%, 02/15/2048	250	229
3.750%, 05/01/2021	25	25
3.600%, 02/15/2028	50	50
3.500%, 05/09/2027	15	15
3.200%, 02/15/2023	50	50
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	99
Costco Wholesale
3.000%, 05/18/2027	100	100
Cott Holdings
5.500%, 04/01/2025 (A)	95	96
Coty
6.500%, 04/15/2026 (A)	125	123
Darling Ingredients
5.250%, 04/15/2027 (A)	106	108
Dean Foods
6.500%, 03/15/2023 (A)	150	79
Diageo Capital
2.625%, 04/29/2023	50	50
Diageo Investment
4.250%, 05/11/2042	100	106
2.875%, 05/11/2022	50	50

Adviser Managed Trust / Quarterly Report / April 30, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energizer Holdings
7.750%, 01/15/2027 (A)	$10	$11
6.375%, 07/15/2026 (A)	30	31
5.500%, 06/15/2025 (A)	313	316
Estee Lauder
4.375%, 06/15/2045	50	54
4.150%, 03/15/2047	50	52
3.150%, 03/15/2027	50	50
Fresh Market
9.750%, 05/01/2023 (A)	100	77
General Mills
4.700%, 04/17/2048	220	224
4.550%, 04/17/2038	115	116
4.200%, 04/17/2028	25	26
3.700%, 10/17/2023	40	41
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	100	101
2.600%, 10/12/2022	100	99
Hershey
3.200%, 08/21/2025	100	102
Ingredion
3.200%, 10/01/2026	100	95
JBS USA LUX
6.750%, 02/15/2028 (A)	95	100
6.500%, 04/15/2029 (A)	75	80
5.875%, 07/15/2024 (A)	114	117
5.750%, 06/15/2025 (A)	381	390
JM Smucker
4.375%, 03/15/2045	100	96
4.250%, 03/15/2035	20	19
3.500%, 03/15/2025	100	100
Kellogg
4.000%, 12/15/2020	100	102
3.400%, 11/15/2027	100	97
Keurig Dr Pepper
5.085%, 05/25/2048 (A)	200	206
4.597%, 05/25/2028 (A)	50	52
4.500%, 11/15/2045	130	121
3.551%, 05/25/2021 (A)	300	304
2.550%, 09/15/2026	100	92
Kimberly-Clark
6.625%, 08/01/2037	50	67
3.200%, 04/25/2029	100	100
3.050%, 08/15/2025	50	51
2.750%, 02/15/2026	50	49
Kraft Foods Group
5.000%, 06/04/2042	100	96
Kraft Heinz Foods
6.500%, 02/09/2040	100	111
5.200%, 07/15/2045	100	99
5.000%, 07/15/2035	500	497
4.375%, 06/01/2046	60	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 07/15/2025	$100	$101
3.000%, 06/01/2026	55	52
2.800%, 07/02/2020	100	100
Kroger
4.500%, 01/15/2029	50	52
4.000%, 02/01/2024	100	103
3.875%, 10/15/2046	100	84
3.700%, 08/01/2027	35	35
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	165	147
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	125	127
4.625%, 11/01/2024 (A)	200	203
McCormick
3.400%, 08/15/2027	100	99
3.150%, 08/15/2024	300	299
Mead Johnson Nutrition
4.125%, 11/15/2025	30	32
3.000%, 11/15/2020	30	30
Molson Coors Brewing
5.000%, 05/01/2042	93	93
4.200%, 07/15/2046	40	36
3.000%, 07/15/2026	100	96
Mondelez International
4.125%, 05/07/2028	200	208
4.000%, 02/01/2024	100	104
NVA Holdings
6.875%, 04/01/2026 (A)	50	50
PepsiCo
4.600%, 07/17/2045	45	51
4.250%, 10/22/2044	100	108
4.000%, 05/02/2047	335	348
3.600%, 03/01/2024	100	104
3.500%, 07/17/2025	100	104
3.000%, 10/15/2027	350	349
2.750%, 03/05/2022	50	50
2.250%, 05/02/2022	50	50
Philip Morris International
6.375%, 05/16/2038	100	126
4.250%, 11/10/2044	50	49
4.125%, 03/04/2043	50	47
3.375%, 08/15/2029	150	148
3.125%, 08/17/2027	100	99
3.125%, 03/02/2028	50	49
2.875%, 05/01/2024	150	149
2.750%, 02/25/2026	50	49
2.625%, 02/18/2022	25	25
2.500%, 11/02/2022	50	50
2.375%, 08/17/2022	100	99
2.125%, 05/10/2023	25	24
1.875%, 02/25/2021	50	49

58	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	$200	$206
5.750%, 03/15/2025 (A)	248	252
Post Holdings
5.750%, 03/01/2027 (A)	505	518
5.625%, 01/15/2028 (A)	208	210
5.500%, 03/01/2025 (A)	245	251
Procter & Gamble
2.850%, 08/11/2027	100	100
2.450%, 11/03/2026	50	49
1.700%, 11/03/2021	100	98
Reynolds American
6.875%, 05/01/2020	100	104
5.850%, 08/15/2045	100	103
5.700%, 08/15/2035	100	106
4.450%, 06/12/2025	100	103
3.250%, 06/12/2020	54	54
Rite Aid
6.125%, 04/01/2023 (A)	350	297
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	150	147
Spectrum Brands
5.750%, 07/15/2025	200	205
Staples
10.750%, 04/15/2027 (A)	215	218
7.500%, 04/15/2026 (A)	400	401
Sysco
4.850%, 10/01/2045	15	16
4.450%, 03/15/2048	250	254
3.750%, 10/01/2025	25	26
3.550%, 03/15/2025	50	51
3.300%, 07/15/2026	100	99
2.600%, 10/01/2020	50	50
Toyota Motor Credit MTN
3.650%, 01/08/2029	300	311
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	125
Tyson Foods
5.100%, 09/28/2048	300	312
4.500%, 06/15/2022	100	104
4.350%, 03/01/2029	300	313
3.950%, 08/15/2024	50	52
2.250%, 08/23/2021	35	35
Unilever Capital
5.900%, 11/15/2032	100	125
3.125%, 03/22/2023	100	101
1.375%, 07/28/2021	100	98
US Foods
5.875%, 06/15/2024 (A)	115	118
Vector Group
6.125%, 02/01/2025 (A)	205	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044	$100	$94
3.800%, 11/18/2024	100	101
3.450%, 06/01/2026	30	29
3.300%, 11/18/2021	100	101
Walmart
4.050%, 06/29/2048	65	68
3.950%, 06/28/2038	415	431
3.700%, 06/26/2028	100	105
3.625%, 12/15/2047	325	318
3.550%, 06/26/2025	325	338
3.400%, 06/26/2023	100	103
3.250%, 07/08/2029	40	40
3.125%, 06/23/2021	100	101
2.850%, 06/23/2020	50	50
2.650%, 12/15/2024	50	50
2.550%, 04/11/2023	50	50
2.350%, 12/15/2022	100	99
1.900%, 12/15/2020	450	446

		27,966

Energy — 3.1%
Aker BP
5.875%, 03/31/2025 (A)	150	157
Alta Mesa Holdings
7.875%, 12/15/2024	80	29
Anadarko Petroleum
6.600%, 03/15/2046	50	67
6.450%, 09/15/2036	25	31
5.550%, 03/15/2026	300	338
4.850%, 03/15/2021	340	351
Andeavor Logistics
5.200%, 12/01/2047	230	235
4.250%, 12/01/2027	215	219
3.500%, 12/01/2022	15	15
Antero Midstream Partners
5.750%, 03/01/2027 (A)	115	117
5.375%, 09/15/2024	150	153
Antero Resources
5.625%, 06/01/2023	44	45
5.125%, 12/01/2022	400	401
5.000%, 03/01/2025	50	49
Apache
5.100%, 09/01/2040	100	100
4.375%, 10/15/2028	100	101
Archrock Partners
6.875%, 04/01/2027 (A)	69	72
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	264	288
7.000%, 11/01/2026 (A)	55	54
Baker Hughes a GE Co
5.125%, 09/15/2040	100	105

Adviser Managed Trust / Quarterly Report / April 30, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.080%, 12/15/2047	$50	$46
2.773%, 12/15/2022	50	50
Blue Racer Midstream
6.125%, 11/15/2022 (A)	178	180
Boardwalk Pipelines
5.950%, 06/01/2026	100	108
BP Capital Markets
3.994%, 09/26/2023	38	40
3.723%, 11/28/2028	30	31
3.506%, 03/17/2025	100	102
BP Capital Markets America
4.234%, 11/06/2028	100	107
3.588%, 04/14/2027	100	102
3.224%, 04/14/2024	100	101
3.216%, 11/28/2023	50	51
3.119%, 05/04/2026	100	99
2.520%, 09/19/2022	100	99
2.112%, 09/16/2021	350	346
Brazos Valley Longhorn
6.875%, 02/01/2025	150	151
Bruin E&P Partners
8.875%, 08/01/2023 (A)	105	99
Calfrac Holdings
8.500%, 06/15/2026 (A)	205	170
California Resources
8.000%, 12/15/2022 (A)	398	302
Callon Petroleum
6.125%, 10/01/2024	150	154
Canadian Natural Resources
6.250%, 03/15/2038	50	60
3.900%, 02/01/2025	100	103
3.850%, 06/01/2027	50	50
2.950%, 01/15/2023	50	50
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	27
Carrizo Oil & Gas
6.250%, 04/15/2023	115	112
Cenovus Energy
5.400%, 06/15/2047	250	262
5.250%, 06/15/2037	35	36
4.450%, 09/15/2042	105	96
4.250%, 04/15/2027	100	101
3.000%, 08/15/2022	308	304
Centennial Resource Production
6.875%, 04/01/2027 (A)	76	79
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	168
5.875%, 03/31/2025	450	485
5.125%, 06/30/2027	220	229
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	310	320
5.250%, 10/01/2025	218	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
8.000%, 01/15/2025	$117	$118
8.000%, 06/15/2027	398	389
7.000%, 10/01/2024	125	124
Chevron
3.326%, 11/17/2025	50	51
2.954%, 05/16/2026	100	100
2.895%, 03/03/2024	50	50
2.566%, 05/16/2023	100	100
2.498%, 03/03/2022	350	349
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	99
Cimarex Energy
4.375%, 03/15/2029	50	52
3.900%, 05/15/2027	55	55
CNOOC Nexen Finance
4.250%, 04/30/2024	100	104
CNX Resources
7.250%, 03/14/2027 (A)	100	96
5.875%, 04/15/2022	43	43
Columbia Pipeline Group
3.300%, 06/01/2020	50	50
Comstock Resources
9.750%, 08/15/2026 (A)	150	137
Concho Resources
4.300%, 08/15/2028	50	52
ConocoPhillips
6.500%, 02/01/2039	75	100
4.950%, 03/15/2026	450	500
Continental Resources
5.000%, 09/15/2022	92	93
4.900%, 06/01/2044	40	41
4.500%, 04/15/2023	85	88
4.375%, 01/15/2028	55	56
3.800%, 06/01/2024	55	55
Covey Park Energy
7.500%, 05/15/2025 (A)	150	140
Crestwood Midstream Partners
6.250%, 04/01/2023	150	154
5.750%, 04/01/2025	105	108
5.625%, 05/01/2027 (A)	120	119
CrownRock
5.625%, 10/15/2025 (A)	250	247
DCP Midstream Operating
5.375%, 07/15/2025	155	163
Denbury Resources
9.000%, 05/15/2021 (A)	124	126
Devon Energy
5.600%, 07/15/2041	100	110
5.000%, 06/15/2045	50	52
3.250%, 05/15/2022	100	101

60	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond Offshore Drilling
7.875%, 08/15/2025	$83	$81
Diamondback Energy
5.375%, 05/31/2025	330	345
4.750%, 11/01/2024 (A)	60	61
Ecopetrol
5.875%, 09/18/2023	100	109
5.875%, 05/28/2045	200	206
4.125%, 01/16/2025	225	227
Enable Midstream Partners
4.950%, 05/15/2028	230	234
Enbridge
5.500%, 12/01/2046	50	60
4.250%, 12/01/2026	100	104
3.700%, 07/15/2027	50	50
2.900%, 07/15/2022	50	50
Enbridge Energy Partners
7.375%, 10/15/2045	50	70
5.500%, 09/15/2040	100	112
Encana
6.500%, 02/01/2038	100	118
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	50	53
5.500%, 01/30/2026 (A)	107	112
Energy Transfer Operating
6.250%, 04/15/2049	415	466
6.125%, 12/15/2045	100	109
5.250%, 04/15/2029	215	232
5.200%, 02/01/2022	100	105
4.950%, 06/15/2028	300	315
4.900%, 03/15/2035	50	48
4.750%, 01/15/2026	50	52
4.200%, 04/15/2027	50	50
3.600%, 02/01/2023	85	86
EnLink Midstream
5.375%, 06/01/2029	135	136
EnLink Midstream Partners
4.850%, 07/15/2026	150	149
4.150%, 06/01/2025	100	96
Ensco Rowan
7.750%, 02/01/2026	260	225
5.200%, 03/15/2025	50	40
4.500%, 10/01/2024	120	97
Ensign Drilling
9.250%, 04/15/2024 (A)	145	145
Enterprise Products Operating
5.200%, 09/01/2020	100	103
5.100%, 02/15/2045	25	27
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	100	96
4.850%, 08/15/2042	100	106
4.800%, 02/01/2049	325	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 10/16/2028	$225	$237
3.950%, 02/15/2027	220	228
3.700%, 02/15/2026	100	103
3.500%, 02/01/2022	250	254
3.350%, 03/15/2023	100	101
2.850%, 04/15/2021	230	230
EOG Resources
3.150%, 04/01/2025	100	101
EP Energy
9.375%, 05/01/2024 (A)	200	74
8.000%, 11/29/2024 (A)	130	87
8.000%, 02/15/2025 (A)	200	72
7.750%, 05/15/2026 (A)	170	151
EQM Midstream Partners
4.750%, 07/15/2023	300	306
EQT
3.900%, 10/01/2027	50	47
3.000%, 10/01/2022	35	35
EQT Midstream Partners
4.125%, 12/01/2026	35	33
Equinor
4.800%, 11/08/2043	100	115
3.700%, 03/01/2024	200	208
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	155	127
Exxon Mobil
3.567%, 03/06/2045	50	49
3.176%, 03/15/2024	300	307
2.726%, 03/01/2023	100	100
2.709%, 03/06/2025	100	100
2.222%, 03/01/2021	340	338
Genesis Energy
6.750%, 08/01/2022	100	101
6.500%, 10/01/2025	150	151
Gulfport Energy
6.375%, 05/15/2025	200	176
6.000%, 10/15/2024	35	31
Halcon Resources
6.750%, 02/15/2025	100	64
Halliburton
7.450%, 09/15/2039	100	133
5.000%, 11/15/2045	50	54
3.800%, 11/15/2025	100	102
Hess
7.125%, 03/15/2033	100	122
5.600%, 02/15/2041	50	52
4.300%, 04/01/2027	50	51
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	145	148
Hilcorp Energy I
6.250%, 11/01/2028 (A)	190	193
5.750%, 10/01/2025 (A)	117	118

Adviser Managed Trust / Quarterly Report / April 30, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Holly Energy Partners
6.000%, 08/01/2024 (A)	$66	$69
Husky Energy
4.000%, 04/15/2024	100	102
Indigo Natural Resources
6.875%, 02/15/2026 (A)	150	139
Jonah Energy
7.250%, 10/15/2025 (A)	191	114
Kinder Morgan
5.300%, 12/01/2034	50	54
5.050%, 02/15/2046	90	93
4.300%, 06/01/2025	100	105
4.300%, 03/01/2028	300	310
3.150%, 01/15/2023	500	501
Kinder Morgan Energy Partners
5.500%, 03/01/2044	50	53
4.300%, 05/01/2024	100	105
4.250%, 09/01/2024	50	52
Magellan Midstream Partners
4.200%, 10/03/2047	100	96
Marathon Oil
5.200%, 06/01/2045	50	54
4.400%, 07/15/2027	100	104
2.800%, 11/01/2022	100	99
Marathon Petroleum
6.500%, 03/01/2041	50	61
5.125%, 03/01/2021	50	52
5.125%, 12/15/2026 (A)	50	54
4.500%, 04/01/2048 (A)	25	24
3.800%, 04/01/2028 (A)	130	129
Matador Resources
5.875%, 09/15/2026	215	217
McDermott Technology Americas
10.625%, 05/01/2024 (A)	250	226
MEG Energy
6.500%, 01/15/2025 (A)	155	156
Montage Resources
8.875%, 07/15/2023	100	96
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	80	82
7.500%, 01/15/2026 (A)	150	137
MPLX
5.200%, 03/01/2047	50	52
4.900%, 04/15/2058	225	213
4.875%, 06/01/2025	100	107
4.700%, 04/15/2048	245	236
4.500%, 07/15/2023	250	262
4.500%, 04/15/2038	130	125
4.125%, 03/01/2027	50	51
4.000%, 03/15/2028	370	370
3.375%, 03/15/2023	225	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Murphy Oil
5.750%, 08/15/2025	$102	$105
Nabors Industries
5.750%, 02/01/2025	165	150
5.500%, 01/15/2023	100	95
National Oilwell Varco
2.600%, 12/01/2022	100	98
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	45	37
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	202
Nexen
6.400%, 05/15/2037	200	255
NGL Energy Partners
7.500%, 11/01/2023	170	177
NGPL PipeCo
4.875%, 08/15/2027 (A)	85	88
4.375%, 08/15/2022 (A)	290	297
Noble Energy
5.250%, 11/15/2043	100	105
5.050%, 11/15/2044	50	52
4.150%, 12/15/2021	50	51
3.900%, 11/15/2024	100	102
3.850%, 01/15/2028	100	100
Noble Holding International
7.875%, 02/01/2026 (A)	145	140
7.750%, 01/15/2024	24	22
NuStar Logistics
5.625%, 04/28/2027	90	90
Occidental Petroleum
4.400%, 04/15/2046	50	50
4.200%, 03/15/2048	100	97
4.100%, 02/01/2021	100	102
3.000%, 02/15/2027	100	97
2.700%, 02/15/2023	100	99
Oceaneering International
4.650%, 11/15/2024	100	95
ONEOK
6.000%, 06/15/2035	100	110
4.550%, 07/15/2028	250	261
4.000%, 07/13/2027	55	55
ONEOK Partners
6.200%, 09/15/2043	50	57
Pacific Drilling
8.375%, 10/01/2023 (A)	220	226
Parkland Fuel
6.000%, 04/01/2026 (A)	95	97
Parsley Energy
5.625%, 10/15/2027 (A)	150	153
5.375%, 01/15/2025 (A)	100	102
PBF Holding
7.250%, 06/15/2025	150	155

62	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PBF Logistics
6.875%, 05/15/2023	$80	$82
PDC Energy
5.750%, 05/15/2026	100	100
Peabody Energy
6.375%, 03/31/2025 (A)	100	99
6.000%, 03/31/2022 (A)	50	51
Petroleos Mexicanos
6.625%, 06/15/2035	300	289
6.500%, 03/13/2027	1,000	1,013
6.500%, 06/02/2041	260	240
6.350%, 02/12/2048	330	292
5.625%, 01/23/2046	100	83
5.375%, 03/13/2022	200	204
5.350%, 02/12/2028	255	239
3.500%, 01/30/2023	250	240
2.378%, 04/15/2025	57	57
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	104
6.750%, 09/21/2047	50	46
4.625%, 09/21/2023	120	119
Phillips 66
4.875%, 11/15/2044	100	107
4.650%, 11/15/2034	150	161
4.300%, 04/01/2022	50	52
Phillips 66 Partners
4.900%, 10/01/2046	225	228
3.550%, 10/01/2026	225	221
Pioneer Natural Resources
3.950%, 07/15/2022	100	103
Plains All American Pipeline
4.700%, 06/15/2044	100	94
4.650%, 10/15/2025	100	105
4.500%, 12/15/2026	100	103
3.600%, 11/01/2024	100	100
Puget Energy
5.625%, 07/15/2022	100	107
3.650%, 05/15/2025	50	50
Puget Sound Energy
4.300%, 05/20/2045	50	53
Puma International Financing
5.125%, 10/06/2024 (A)	200	181
QEP Resources
5.625%, 03/01/2026	100	94
Range Resources
5.000%, 08/15/2022	100	99
5.000%, 03/15/2023	300	292
4.875%, 05/15/2025	38	35
Rowan
7.375%, 06/15/2025	100	89
Sabine Pass Liquefaction
5.750%, 05/15/2024	75	82

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 02/01/2021	$25	$26
5.625%, 03/01/2025	75	83
4.200%, 03/15/2028	100	101
Sable Permian Resources Land
7.375%, 11/01/2021 (A)	100	24
7.125%, 11/01/2020 (A)	50	12
Sanchez Energy
7.250%, 02/15/2023 (A)	45	38
6.125%, 01/15/2023	200	27
Schlumberger Investment
3.650%, 12/01/2023	100	103
SESI
7.750%, 09/15/2024	170	125
Seven Generations Energy
5.375%, 09/30/2025 (A)	146	142
Shell International Finance BV
4.550%, 08/12/2043	500	552
4.125%, 05/11/2035	100	106
4.000%, 05/10/2046	50	51
3.750%, 09/12/2046	50	49
3.500%, 11/13/2023	40	41
2.875%, 05/10/2026	50	50
2.500%, 09/12/2026	350	337
2.250%, 11/10/2020	370	369
2.250%, 01/06/2023	100	98
1.875%, 05/10/2021	250	247
1.750%, 09/12/2021	50	49
SM Energy
6.625%, 01/15/2027	175	165
5.625%, 06/01/2025	113	106
Southwestern Energy
7.750%, 10/01/2027	330	334
6.200%, 01/23/2025	100	98
Spectra Energy Partners
4.750%, 03/15/2024	100	107
3.500%, 03/15/2025	100	100
SRC Energy
6.250%, 12/01/2025	71	67
Summit Midstream Holdings
5.750%, 04/15/2025	90	83
Suncor Energy
6.850%, 06/01/2039	50	66
6.500%, 06/15/2038	100	127
4.000%, 11/15/2047	200	195
3.600%, 12/01/2024	300	307
Sunoco
6.000%, 04/15/2027 (A)	109	113
5.500%, 02/15/2026	375	382
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	100	100
5.350%, 05/15/2045	25	25
4.000%, 10/01/2027	100	99

Adviser Managed Trust / Quarterly Report / April 30, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 07/15/2026	$100	$100
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	245	252
5.500%, 01/15/2028 (A)	188	191
4.750%, 10/01/2023 (A)	50	51
Targa Resources Partners
6.875%, 01/15/2029 (A)	40	43
6.750%, 03/15/2024	100	105
6.500%, 07/15/2027 (A)	614	658
5.875%, 04/15/2026	100	105
5.375%, 02/01/2027	25	25
5.125%, 02/01/2025	50	51
5.000%, 01/15/2028	100	98
TC PipeLines
3.900%, 05/25/2027	220	218
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	175	174
Total Capital
3.883%, 10/11/2028	10	11
Total Capital International
3.750%, 04/10/2024	50	52
3.455%, 02/19/2029	100	102
2.875%, 02/17/2022	300	302
2.700%, 01/25/2023	100	100
TransCanada PipeLines
6.200%, 10/15/2037	50	59
5.100%, 03/15/2049	225	242
4.875%, 01/15/2026	100	108
4.750%, 05/15/2038	100	104
4.250%, 05/15/2028	300	313
2.500%, 08/01/2022	100	99
Transocean
9.000%, 07/15/2023 (A)	250	267
7.500%, 01/15/2026 (A)	157	155
7.250%, 11/01/2025 (A)	90	89
Transocean Guardian
5.875%, 01/15/2024 (A)	80	82
Transocean Pontus
6.125%, 08/01/2025 (A)	19	19
Transocean Poseidon
6.875%, 02/01/2027 (A)	370	394
USA Compression Partners
6.875%, 04/01/2026	140	147
6.875%, 09/01/2027 (A)	165	174
Valero Energy
6.625%, 06/15/2037	100	123
4.350%, 06/01/2028	70	73
4.000%, 04/01/2029	65	66
3.650%, 03/15/2025	90	91
Valero Energy Partners
4.375%, 12/15/2026	220	229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vine Oil & Gas
8.750%, 04/15/2023 (A)	$100	$77
W&T Offshore
9.750%, 11/01/2023 (A)	145	148
Weatherford International
9.875%, 02/15/2024	80	55
9.875%, 03/01/2025	105	74
8.250%, 06/15/2023	289	199
7.750%, 06/15/2021	100	88
Western Midstream Operating
5.450%, 04/01/2044	50	52
4.650%, 07/01/2026	50	52
3.950%, 06/01/2025	100	102
Whiting Petroleum
6.625%, 01/15/2026	183	182
5.750%, 03/15/2021	30	31
Williams
6.300%, 04/15/2040	100	116
5.750%, 06/24/2044	20	22
4.900%, 01/15/2045	50	50
4.550%, 06/24/2024	50	53
4.300%, 03/04/2024	60	62
3.900%, 01/15/2025	100	102
3.750%, 06/15/2027	100	100
3.700%, 01/15/2023	15	15
3.600%, 03/15/2022	450	457
WPX Energy
5.750%, 06/01/2026	175	181
5.250%, 09/15/2024	158	163

		49,581

Financials — 7.7%
Acrisure
8.125%, 02/15/2024 (A)	130	136
7.000%, 11/15/2025 (A)	165	149
Aflac
3.625%, 11/15/2024	100	104
African Development Bank
2.625%, 03/22/2021	50	50
1.250%, 07/26/2021	100	98
African Development Bank MTN
3.000%, 12/06/2021	60	61
2.125%, 11/16/2022	100	99
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	148
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	103
Allstate
5.950%, 04/01/2036	100	123
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	103

64	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ally Financial
5.750%, 11/20/2025	$200	$216
4.625%, 03/30/2025	200	206
4.250%, 04/15/2021	300	304
American Equity Investment Life Holding
5.000%, 06/15/2027	55	55
American Express
4.050%, 12/03/2042	100	103
3.700%, 11/05/2021	300	306
3.400%, 02/27/2023	100	102
3.000%, 02/22/2021	300	301
2.650%, 12/02/2022	100	99
2.500%, 08/01/2022	350	346
2.200%, 10/30/2020	180	179
American Express Credit MTN
3.300%, 05/03/2027	130	132
2.375%, 05/26/2020	50	50
2.250%, 05/05/2021	150	149
American Financial Group
4.500%, 06/15/2047	50	48
3.500%, 08/15/2026	85	82
American International Group
5.750%, VAR ICE LIBOR USD 3 Month+2.868%, 04/01/2048	200	202
4.750%, 04/01/2048	300	304
4.700%, 07/10/2035	300	305
4.500%, 07/16/2044	100	98
4.200%, 04/01/2028	50	51
4.125%, 02/15/2024	100	105
3.875%, 01/15/2035	100	93
3.300%, 03/01/2021	50	50
Ameriprise Financial
3.700%, 10/15/2024	100	104
Andina de Fomento
4.375%, 06/15/2022	100	104
3.250%, 02/11/2022	500	502
2.200%, 07/18/2020	200	198
Aon
8.205%, 01/01/2027	100	120
4.600%, 06/14/2044	100	102
3.500%, 06/14/2024	100	101
Arch Capital Group
5.144%, 11/01/2043	50	56
Ares Capital
3.625%, 01/19/2022	100	100
Asian Development Bank
2.625%, 01/30/2024	300	303
Asian Development Bank MTN
3.125%, 09/26/2028	300	312
2.875%, 11/27/2020	45	45
2.625%, 01/12/2027	200	201
2.250%, 01/20/2021	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 02/16/2022	$200	$198
2.000%, 01/22/2025	150	147
2.000%, 04/24/2026	100	97
1.875%, 08/10/2022	100	99
1.750%, 09/13/2022	200	196
1.750%, 08/14/2026	100	95
1.625%, 08/26/2020	100	99
1.625%, 03/16/2021	150	148
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	77
Assurant
4.900%, 03/27/2028	100	104
AssuredPartners
7.000%, 08/15/2025 (A)	164	155
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	150	149
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	50	52
AXA Equitable Holdings
4.350%, 04/20/2028	300	307
AXIS Specialty Finance
4.000%, 12/06/2027	50	50
Banco Santander
5.179%, 11/19/2025	100	106
3.848%, 04/12/2023	300	306
3.800%, 02/23/2028	350	343
3.125%, 02/23/2023	100	100
Bank of America
7.750%, 05/14/2038	375	525
6.110%, 01/29/2037	150	180
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	200	197
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	121	119
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	100
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	117	116
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	100
Bank of America MTN
5.000%, 01/21/2044	50	57
4.750%, 04/21/2045	40	42
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	200	207
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	100	105
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	300	310
4.183%, 11/25/2027	150	153
4.100%, 07/24/2023	115	120
4.000%, 04/01/2024	135	141

Adviser Managed Trust / Quarterly Report / April 30, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$150	$154
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	350	358
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	153
3.875%, 08/01/2025	100	103
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	100	103
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	350	356
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	100	101
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	200	201
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	152
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100	101
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	300	303
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	300	301
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	350	349
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023	100	99
2.625%, 10/19/2020	100	100
2.625%, 04/19/2021	250	249
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	350	348
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	350	347
2.151%, 11/09/2020	150	149
Bank of Montreal MTN
3.300%, 02/05/2024	450	456
3.100%, 07/13/2020	350	352
2.350%, 09/11/2022	150	148
1.900%, 08/27/2021	350	345
Bank of New York Mellon
3.550%, 09/23/2021	100	102
Bank of New York Mellon MTN
3.000%, 02/24/2025	150	150
3.000%, 10/30/2028	285	276
2.800%, 05/04/2026	350	344
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	350	348
2.600%, 08/17/2020	100	100
2.600%, 02/07/2022	300	299
2.450%, 11/27/2020	50	50
2.050%, 05/03/2021	250	247
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	150	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 02/11/2024	$400	$407
2.800%, 07/21/2021	50	50
2.450%, 03/22/2021	150	150
2.150%, 07/14/2020	350	348
1.875%, 04/26/2021	300	296
Barclays
5.250%, 08/17/2045	100	105
5.200%, 05/12/2026	200	207
4.836%, 05/09/2028	550	551
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	520	533
4.375%, 09/11/2024	400	403
3.650%, 03/16/2025	150	147
3.250%, 01/12/2021	50	50
2.650%, 01/11/2021	100	100
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	300	306
BB&T MTN
2.625%, 06/29/2020	100	100
2.150%, 02/01/2021	350	347
Berkshire Hathaway
4.500%, 02/11/2043	50	55
3.125%, 03/15/2026	35	35
2.750%, 03/15/2023	100	100
2.200%, 03/15/2021	35	35
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	103
4.250%, 01/15/2049	500	523
BlackRock
3.500%, 03/18/2024	100	104
3.250%, 04/30/2029	90	90
BNP Paribas
2.375%, 05/21/2020	100	100
BNP Paribas MTN
5.000%, 01/15/2021	150	156
Branch Banking & Trust
3.625%, 09/16/2025	150	153
2.625%, 01/15/2022	150	150
Brighthouse Financial
4.700%, 06/22/2047	250	205
3.700%, 06/22/2027	250	231
Brookfield Finance
4.700%, 09/20/2047	50	49
4.000%, 04/01/2024	50	51
Brown & Brown
4.500%, 03/15/2029	50	51
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022	300	299
2.100%, 10/05/2020	150	149
Capital One
2.650%, 08/08/2022	150	148

66	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 09/13/2021	$150	$148
Capital One Financial
4.250%, 04/30/2025	100	104
3.900%, 01/29/2024	300	308
3.750%, 07/28/2026	350	345
3.750%, 03/09/2027	350	347
3.450%, 04/30/2021	100	101
3.200%, 02/05/2025	100	99
2.500%, 05/12/2020	349	348
Charles Schwab
3.850%, 05/21/2025	100	105
3.450%, 02/13/2026	70	71
Chubb INA Holdings
3.350%, 05/15/2024	100	103
2.300%, 11/03/2020	100	99
CIT Group
5.250%, 03/07/2025	50	53
4.750%, 02/16/2024	210	217
Citibank
3.650%, 01/23/2024	250	257
3.165%, VAR ICE LIBOR USD 3 Month+0.530%, 02/19/2022	250	251
2.850%, 02/12/2021	200	201
2.125%, 10/20/2020	50	50
2.100%, 06/12/2020	100	99
Citigroup
6.675%, 09/13/2043	90	116
6.125%, 08/25/2036	100	118
4.750%, 05/18/2046	150	158
4.650%, 07/30/2045	100	107
4.650%, 07/23/2048	200	216
4.600%, 03/09/2026	335	352
4.450%, 09/29/2027	100	104
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	100	103
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	300	305
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	200	197
3.875%, 03/26/2025	100	102
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	350	351
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	350	345
3.400%, 05/01/2026	150	150
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	150	151
3.300%, 04/27/2025	100	100
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	150	151
2.900%, 12/08/2021	350	350
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	150	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 04/25/2022	$400	$398
2.700%, 03/30/2021	50	50
2.650%, 10/26/2020	100	100
2.350%, 08/02/2021	350	347
Citizens Bank
3.750%, 02/18/2026	300	307
3.250%, 02/14/2022	300	303
Citizens Financial Group
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	101
CNA Financial
4.500%, 03/01/2026	50	52
3.450%, 08/15/2027	50	49
CNO Financial Group
5.250%, 05/30/2025	90	94
Comerica
4.000%, 02/01/2029	50	52
3.700%, 07/31/2023	225	232
Cooperatieve Rabobank
5.250%, 08/04/2045	150	169
4.625%, 12/01/2023	150	157
3.750%, 07/21/2026	150	149
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	150	154
2.500%, 01/19/2021	150	150
Credit Suisse MTN
3.625%, 09/09/2024	150	154
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	50	54
3.800%, 06/09/2023	150	153
3.750%, 03/26/2025	150	152
3.450%, 04/16/2021	150	152
Curo Group Holdings
8.250%, 09/01/2025 (A)	190	167
Deutsche Bank
5.000%, 02/14/2022	300	306
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	300	256
4.500%, 04/01/2025	200	187
4.250%, 10/14/2021	300	300
3.950%, 02/27/2023	100	98
3.300%, 11/16/2022	100	97
3.150%, 01/22/2021	100	99
2.700%, 07/13/2020	350	347
Deutsche Bank MTN
3.700%, 05/30/2024	250	241
3.375%, 05/12/2021	100	99
Discover Bank
4.200%, 08/08/2023	150	156
Discover Financial Services
4.500%, 01/30/2026	300	312

Adviser Managed Trust / Quarterly Report / April 30, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 02/09/2027	$340	$341
3.850%, 11/21/2022	100	102
E*TRADE Financial
3.800%, 08/24/2027	100	97
2.950%, 08/24/2022	25	25
European Bank for Reconstruction & Development MTN
2.750%, 04/26/2021	500	504
2.750%, 03/07/2023	500	507
2.000%, 02/01/2021	200	199
1.625%, 05/05/2020	100	99
European Investment Bank
2.875%, 09/15/2020	125	126
2.625%, 05/20/2022	600	605
2.625%, 03/15/2024	885	894
2.500%, 03/15/2023	180	181
2.375%, 06/15/2022	500	501
2.250%, 03/15/2022	200	199
2.125%, 10/15/2021	150	149
2.000%, 03/15/2021	150	149
1.875%, 02/10/2025	200	194
1.750%, 05/15/2020	200	199
1.625%, 08/14/2020	300	297
1.625%, 12/15/2020	250	247
1.625%, 06/15/2021	150	148
European Investment Bank MTN
3.125%, 12/14/2023	150	155
2.875%, 08/15/2023	500	511
2.375%, 05/13/2021	200	200
Fairfax Financial Holdings
4.850%, 04/17/2028	200	200
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	121
Fidelity National Financial
4.500%, 08/15/2028 (A)	50	51
Fifth Third Bancorp
3.950%, 03/14/2028	250	260
3.650%, 01/25/2024	350	360
2.875%, 07/27/2020	150	150
Fifth Third Bank
2.200%, 10/30/2020	350	347
First Republic Bank
4.625%, 02/13/2047	50	50
FMS Wertmanagement
2.750%, 01/30/2024	500	508
Franklin Resources
2.850%, 03/30/2025	150	149
Freedom Mortgage
8.250%, 04/15/2025 (A)	200	177
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	60	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	$100	$101
Goldman Sachs Group
6.750%, 10/01/2037	125	154
6.250%, 02/01/2041	100	126
5.750%, 01/24/2022	130	139
4.750%, 10/21/2045	100	107
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	400	405
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	150	153
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	300	291
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	99
3.750%, 05/22/2025	150	152
3.750%, 02/25/2026	360	363
3.625%, 02/20/2024	510	519
3.500%, 01/23/2025	100	101
3.500%, 11/16/2026	100	99
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	143
3.200%, 02/23/2023	255	255
3.000%, 04/26/2022	385	385
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	149
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	100	99
2.875%, 02/25/2021	50	50
2.600%, 12/27/2020	50	50
2.350%, 11/15/2021	350	345
Goldman Sachs Group MTN
4.800%, 07/08/2044	100	107
3.850%, 07/08/2024	100	102
Hartford Financial Services Group
4.400%, 03/15/2048	200	204
4.300%, 04/15/2043	100	101
HSBC Holdings
6.500%, 05/02/2036	100	125
6.500%, 09/15/2037	325	409
5.250%, 03/14/2044	100	112
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	100	106
4.375%, 11/23/2026	250	257
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	500	521
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	350	356
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	100	103
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	220	224

68	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	$300	$302
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	100	100
2.950%, 05/25/2021	150	150
2.650%, 01/05/2022	350	348
HUB International
7.000%, 05/01/2026 (A)	265	267
Hunt
6.250%, 02/15/2026 (A)	100	94
Huntington Bancshares
2.300%, 01/14/2022	150	148
Huntington National Bank
3.125%, 04/01/2022	300	302
2.500%, 08/07/2022	150	149
Industrial & Commercial Bank of China
2.452%, 10/20/2021	150	147
ING Groep
4.100%, 10/02/2023	100	103
4.050%, 04/09/2029	200	201
3.550%, 04/09/2024	200	201
Inter-American Development Bank
3.200%, 08/07/2042	100	101
3.125%, 09/18/2028	400	415
3.000%, 02/21/2024	300	308
2.625%, 01/16/2024	750	757
2.375%, 07/07/2027	200	197
1.875%, 03/15/2021	100	99
Inter-American Development Bank MTN
3.000%, 09/26/2022	50	51
2.625%, 04/19/2021	500	503
1.750%, 09/14/2022	200	196
1.625%, 05/12/2020	100	99
Intercontinental Exchange
4.250%, 09/21/2048	25	26
3.750%, 12/01/2025	55	57
3.750%, 09/21/2028	20	21
3.450%, 09/21/2023	15	15
2.750%, 12/01/2020	55	55
International Bank for Reconstruction & Development
3.000%, 09/27/2023	150	154
2.750%, 07/23/2021	500	505
2.500%, 03/19/2024	400	402
2.500%, 11/25/2024	200	201
2.500%, 07/29/2025	150	150
2.125%, 11/01/2020	200	199
2.000%, 01/26/2022	200	199
1.875%, 04/21/2020	500	497
1.750%, 04/19/2023	150	147
1.625%, 02/10/2022	200	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development MTN
2.500%, 11/22/2027	$500	$496
1.875%, 10/27/2026	200	192
1.625%, 09/04/2020	200	198
1.625%, 03/09/2021	150	148
1.375%, 05/24/2021	250	245
International Finance MTN
2.000%, 10/24/2022	200	198
1.125%, 07/20/2021	100	97
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	195
5.017%, 06/26/2024 (A)	500	483
Invesco Finance
5.375%, 11/30/2043	150	162
Jefferies Financial Group
5.500%, 10/18/2023	100	105
Jefferies Group
6.875%, 04/15/2021	100	107
4.850%, 01/15/2027	35	35
JPMorgan Chase
6.400%, 05/15/2038	400	524
5.625%, 08/16/2043	90	108
4.950%, 06/01/2045	100	111
4.625%, 05/10/2021	150	155
4.350%, 08/15/2021	100	103
4.250%, 10/01/2027	95	99
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	99
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	500	518
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	103
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	145	141
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	450	465
3.900%, 07/15/2025	100	104
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	250	243
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	400	395
3.875%, 02/01/2024	100	104
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	100	103
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	100	100
3.625%, 05/13/2024	125	128
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	152
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	150

Adviser Managed Trust / Quarterly Report / April 30, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	$150	$152
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	124
3.300%, 04/01/2026	150	150
3.250%, 09/23/2022	100	101
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	780	785
3.125%, 01/23/2025	100	100
2.950%, 10/01/2026	350	343
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	363	361
2.750%, 06/23/2020	100	100
2.700%, 05/18/2023	150	149
2.550%, 10/29/2020	185	185
2.550%, 03/01/2021	50	50
Kemper
4.350%, 02/15/2025	35	36
KeyBank
3.300%, 02/01/2022	300	305
2.300%, 09/14/2022	150	148
KeyCorp MTN
4.150%, 10/29/2025	230	243
2.900%, 09/15/2020	100	100
Kreditanstalt fuer Wiederaufbau
3.127%, 04/18/2036 (C)	200	121
2.875%, 04/03/2028	500	511
2.750%, 07/15/2020	400	402
2.750%, 10/01/2020	200	201
2.625%, 04/12/2021	100	100
2.625%, 02/28/2024	315	319
2.500%, 02/15/2022	700	703
2.375%, 12/29/2022	1,000	1,001
2.125%, 01/17/2023	150	149
2.000%, 11/30/2021	50	50
2.000%, 09/29/2022	100	99
2.000%, 05/02/2025	250	244
1.500%, 06/15/2021	300	295
Kreditanstalt fuer Wiederaufbau MTN
3.125%, 12/15/2021	500	510
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	97
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	100	99
2.375%, 06/10/2025	150	149
2.250%, 10/01/2021	150	150
2.000%, 01/13/2025	100	98
Lazard Group
4.375%, 03/11/2029	100	102
3.750%, 02/13/2025	50	51
Legg Mason
4.750%, 03/15/2026	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lincoln National
4.350%, 03/01/2048	$210	$211
4.000%, 09/01/2023	5	5
3.800%, 03/01/2028	120	122
3.625%, 12/12/2026	50	51
3.350%, 03/09/2025	150	151
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	50	52
5.875%, 11/01/2024 (A)	105	107
Lloyds Bank
3.300%, 05/07/2021	100	101
Lloyds Banking Group
4.650%, 03/24/2026	350	358
4.550%, 08/16/2028	200	210
4.344%, 01/09/2048	100	93
4.050%, 08/16/2023	100	103
3.750%, 01/11/2027	350	347
3.100%, 07/06/2021	150	150
Loews
2.625%, 05/15/2023	100	99
LPL Holdings
5.750%, 09/15/2025 (A)	200	203
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Yr Curr+1.647%, 02/24/2032	100	100
Markel
5.000%, 04/05/2046	50	50
4.300%, 11/01/2047	200	181
Marsh & McLennan
4.375%, 03/15/2029	200	213
4.350%, 01/30/2047	20	20
4.200%, 03/01/2048	50	50
3.875%, 03/15/2024	300	312
3.750%, 03/14/2026	100	104
2.750%, 01/30/2022	30	30
MetLife
4.875%, 11/13/2043	100	112
4.600%, 05/13/2046	100	109
4.368%, 09/15/2023	85	90
4.050%, 03/01/2045	100	101
3.600%, 04/10/2024	100	104
3.600%, 11/13/2025	100	104
Mitsubishi UFJ Financial Group
4.286%, 07/26/2038	235	248
3.961%, 03/02/2028	100	105
3.761%, 07/26/2023	150	154
3.677%, 02/22/2027	350	359
3.535%, 07/26/2021	260	264
2.950%, 03/01/2021	50	50
2.665%, 07/25/2022	350	347
Mizuho Financial Group
3.663%, 02/28/2027	350	358

70	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.170%, 09/11/2027	$150	$148
2.601%, 09/11/2022	100	99
Moody’s
4.875%, 12/17/2048	200	218
3.250%, 01/15/2028	35	34
2.750%, 12/15/2021	100	100
2.625%, 01/15/2023	50	49
Morgan Stanley
5.750%, 01/25/2021	175	183
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	156
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	140	143
3.625%, 01/20/2027	150	152
2.800%, 06/16/2020	150	150
Morgan Stanley MTN
6.375%, 07/24/2042	150	196
5.500%, 07/24/2020	75	77
4.875%, 11/01/2022	65	69
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	650	688
4.350%, 09/08/2026	65	67
4.300%, 01/27/2045	100	103
4.000%, 07/23/2025	155	161
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	600	589
3.875%, 01/27/2026	150	154
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	100	101
3.125%, 01/23/2023	100	100
3.125%, 07/27/2026	250	244
2.625%, 11/17/2021	150	149
2.500%, 04/21/2021	260	259
MSCI
5.750%, 08/15/2025 (A)	312	327
5.375%, 05/15/2027 (A)	60	63
5.250%, 11/15/2024 (A)	150	154
National Australia Bank
2.500%, 07/12/2026	150	143
National Australia Bank MTN
2.625%, 01/14/2021	50	50
2.500%, 05/22/2022	150	149
2.125%, 05/22/2020	150	149
National Bank of Canada
2.150%, 06/12/2020	150	149
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	101
2.950%, 02/07/2024	230	232
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	50	51
2.900%, 03/15/2021	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 09/15/2022	$70	$69
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	265	266
8.125%, 07/15/2023 (A)	45	45
Navient
7.250%, 09/25/2023	650	704
6.750%, 06/25/2025	105	107
6.750%, 06/15/2026	40	40
5.875%, 03/25/2021	115	119
5.875%, 10/25/2024	100	101
5.000%, 10/26/2020	100	101
NFP
6.875%, 07/15/2025 (A)	108	106
Nordic Investment Bank
1.625%, 11/20/2020	200	198
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	160
3.150%, 05/03/2029	50	50
Oesterreichische Kontrollbank
2.875%, 09/07/2021	300	304
2.625%, 01/31/2022	450	453
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	509
Old Republic International
3.875%, 08/26/2026	50	50
ORIX
3.700%, 07/18/2027	50	51
2.900%, 07/18/2022	30	30
PNC Bank
3.300%, 10/30/2024	150	153
3.100%, 10/25/2027	350	349
2.625%, 02/17/2022	150	150
2.450%, 11/05/2020	150	149
2.450%, 07/28/2022	150	149
2.150%, 04/29/2021	150	149
PNC Financial Services Group
3.500%, 01/23/2024	400	410
Principal Financial Group
3.400%, 05/15/2025	150	151
Private Export Funding
2.300%, 09/15/2020	150	150
Progressive
4.200%, 03/15/2048	250	262
3.700%, 01/26/2045	50	48
2.450%, 01/15/2027	50	48
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	106
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	100	98
3.935%, 12/07/2049	300	294

Adviser Managed Trust / Quarterly Report / April 30, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
5.700%, 12/14/2036	$100	$119
4.600%, 05/15/2044	50	54
3.500%, 05/15/2024	100	104
Quicken Loans
5.750%, 05/01/2025 (A)	350	355
5.250%, 01/15/2028 (A)	100	97
Raymond James Financial
4.950%, 07/15/2046	50	53
Regions Financial
3.200%, 02/08/2021	150	151
2.750%, 08/14/2022	350	348
Reinsurance Group of America
3.950%, 09/15/2026	30	30
RenaissanceRe Finance
3.450%, 07/01/2027	30	29
RenaissanceRe Holdings
3.600%, 04/15/2029	25	25
Royal Bank of Canada
2.300%, 03/22/2021	150	149
2.100%, 10/14/2020	200	199
Royal Bank of Canada MTN
3.200%, 04/30/2021	275	278
2.750%, 02/01/2022	300	301
2.350%, 10/30/2020	150	149
2.150%, 10/26/2020	340	338
Royal Bank of Scotland Group
6.125%, 12/15/2022	75	80
6.100%, 06/10/2023	35	38
6.000%, 12/19/2023	65	70
5.125%, 05/28/2024	75	78
4.800%, 04/05/2026	350	367
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	100	103
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	350	350
S&P Global
4.500%, 05/15/2048	250	271
4.400%, 02/15/2026	100	107
4.000%, 06/15/2025	50	53
Santander Holdings USA
4.450%, 12/03/2021	300	310
4.400%, 07/13/2027	50	51
3.700%, 03/28/2022	230	232
3.400%, 01/18/2023	100	100
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	350	343
2.875%, 10/16/2020	100	100
Santander UK Group Holdings MTN
3.125%, 01/08/2021	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Springleaf Finance
7.750%, 10/01/2021	$400	$434
7.125%, 03/15/2026	395	424
6.875%, 03/15/2025	80	86
6.125%, 03/15/2024	105	111
5.625%, 03/15/2023	200	208
Starwood Property Trust
5.000%, 12/15/2021	155	158
Stifel Financial
4.250%, 07/18/2024	50	51
Sumitomo Mitsui Financial Group
3.944%, 07/19/2028	250	262
3.784%, 03/09/2026	50	52
3.748%, 07/19/2023	250	257
3.446%, 01/11/2027	150	151
3.364%, 07/12/2027	350	351
2.934%, 03/09/2021	50	50
2.784%, 07/12/2022	350	349
2.632%, 07/14/2026	50	48
2.442%, 10/19/2021	150	149
2.058%, 07/14/2021	150	148
SunTrust Banks
4.000%, 05/01/2025	100	104
2.900%, 03/03/2021	150	150
2.700%, 01/27/2022	350	349
2.450%, 08/01/2022	350	346
Svensk Exportkredit MTN
2.875%, 05/22/2021	200	202
2.875%, 03/14/2023	500	508
1.875%, 06/23/2020	200	199
Svenska Handelsbanken
3.900%, 11/20/2023	150	156
1.950%, 09/08/2020	300	297
Synchrony Financial
4.250%, 08/15/2024	100	101
3.950%, 12/01/2027	350	335
3.700%, 08/04/2026	350	336
TD Ameritrade Holding
2.950%, 04/01/2022	100	101
Tempo Acquisition
6.750%, 06/01/2025 (A)	195	199
Torchmark
4.550%, 09/15/2028	200	211
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Yr Curr+2.205%, 09/15/2031	150	148
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	150
2.125%, 04/07/2021	150	148
1.850%, 09/11/2020	350	347
Travelers
4.100%, 03/04/2049	150	155

72	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 03/07/2048	$50	$51
4.000%, 05/30/2047	40	41
3.750%, 05/15/2046	25	25
Travelers MTN
6.250%, 06/15/2037	100	131
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	200	215
Trinity Acquisition
4.400%, 03/15/2026	50	52
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	200	187
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)	250	255
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp
3.375%, 02/05/2024	300	308
US Bancorp MTN
3.900%, 04/26/2028	100	106
3.600%, 09/11/2024	150	155
2.950%, 07/15/2022	100	101
2.625%, 01/24/2022	300	300
2.375%, 07/22/2026	150	143
US Bank MTN
2.050%, 10/23/2020	150	149
USI
6.875%, 05/01/2025 (A)	170	169
VFH Parent
6.750%, 06/15/2022 (A)	80	83
Voya Financial
3.125%, 07/15/2024	50	50
Wells Fargo
5.606%, 01/15/2044	150	176
5.375%, 11/02/2043	180	203
3.900%, 05/01/2045	150	148
3.625%, 10/22/2021	800	814
3.069%, 01/24/2023	300	301
3.000%, 04/22/2026	150	147
3.000%, 10/23/2026	150	146
2.600%, 01/15/2021	100	100
2.500%, 03/04/2021	150	149
Wells Fargo MTN
4.300%, 07/22/2027	100	104
4.150%, 01/24/2029	150	156
4.125%, 08/15/2023	150	155
4.100%, 06/03/2026	135	138
3.750%, 01/24/2024	350	360
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	375	376
3.450%, 02/13/2023	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 02/19/2025	$100	$99
2.625%, 07/22/2022	290	288
2.600%, 07/22/2020	150	150
Wells Fargo Capital X
5.950%, 12/15/2036	150	169
Westpac Banking
3.650%, 05/15/2023	100	103
3.350%, 03/08/2027	350	352
3.300%, 02/26/2024	300	304
3.050%, 05/15/2020	150	151
2.850%, 05/13/2026	250	243
2.700%, 08/19/2026	250	242
2.600%, 11/23/2020	50	50
2.500%, 06/28/2022	50	49
2.100%, 05/13/2021	50	49
2.000%, 08/19/2021	350	344
Willis North America
3.600%, 05/15/2024	50	51
XLIT
5.500%, 03/31/2045	100	110
4.450%, 03/31/2025	100	104

		120,605

Health Care — 3.0%
Abbott Laboratories
4.900%, 11/30/2046	100	114
4.750%, 11/30/2036	50	56
4.750%, 04/15/2043	300	327
3.750%, 11/30/2026	28	29
3.400%, 11/30/2023	70	71
2.950%, 03/15/2025	100	100
AbbVie
4.700%, 05/14/2045	35	33
4.500%, 05/14/2035	140	137
4.450%, 05/14/2046	150	139
4.300%, 05/14/2036	350	335
3.750%, 11/14/2023	200	205
3.600%, 05/14/2025	100	101
3.375%, 11/14/2021	500	505
3.200%, 11/06/2022	45	45
3.200%, 05/14/2026	100	97
2.900%, 11/06/2022	100	100
2.850%, 05/14/2023	50	49
2.500%, 05/14/2020	100	100
Acadia Healthcare
5.625%, 02/15/2023	100	101
Aetna
3.875%, 08/15/2047	45	38
2.800%, 06/15/2023	25	25
Agilent Technologies
3.050%, 09/22/2026	65	63

Adviser Managed Trust / Quarterly Report / April 30, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AHS Hospital
5.024%, 07/01/2045	$25	$29
Allergan Finance
3.250%, 10/01/2022	50	50
Allergan Funding SCS
4.850%, 06/15/2044	50	49
4.750%, 03/15/2045	100	98
4.550%, 03/15/2035	100	98
3.850%, 06/15/2024	100	102
3.800%, 03/15/2025	100	101
AmerisourceBergen
4.250%, 03/01/2045	25	22
3.450%, 12/15/2027	350	338
3.400%, 05/15/2024	100	101
Amgen
5.150%, 11/15/2041	100	108
4.663%, 06/15/2051	400	404
4.563%, 06/15/2048	100	100
4.400%, 05/01/2045	125	123
3.875%, 11/15/2021	100	102
3.125%, 05/01/2025	50	50
2.650%, 05/11/2022	250	249
2.600%, 08/19/2026	100	95
2.250%, 08/19/2023	100	97
1.850%, 08/19/2021	50	49
Anthem
5.100%, 01/15/2044	150	160
4.650%, 01/15/2043	50	50
4.550%, 03/01/2048	50	50
4.375%, 12/01/2047	300	292
4.101%, 03/01/2028	50	51
3.650%, 12/01/2027	300	297
3.500%, 08/15/2024	150	152
2.500%, 11/21/2020	300	299
Ascension Health
3.945%, 11/15/2046	60	61
AstraZeneca
6.450%, 09/15/2037	100	127
4.375%, 11/16/2045	100	103
3.500%, 08/17/2023	200	205
3.375%, 11/16/2025	100	101
2.375%, 11/16/2020	100	100
Avantor
9.000%, 10/01/2025 (A)	411	447
6.000%, 10/01/2024 (A)	300	313
Bausch Health
9.000%, 12/15/2025 (A)	800	886
7.000%, 03/15/2024 (A)	500	527
6.500%, 03/15/2022 (A)	100	103
6.125%, 04/15/2025 (A)	250	253
5.875%, 05/15/2023 (A)	145	146
5.750%, 08/15/2027 (A)	160	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 03/01/2023 (A)	$49	$49
5.500%, 11/01/2025 (A)	196	201
Bausch Health Americas
9.250%, 04/01/2026 (A)	225	250
8.500%, 01/31/2027 (A)	250	273
Baxalta
5.250%, 06/23/2045	15	17
2.875%, 06/23/2020	15	15
Baxter International
3.500%, 08/15/2046	100	87
Becton Dickinson
4.685%, 12/15/2044	50	51
4.669%, 06/06/2047	50	51
3.734%, 12/15/2024	50	51
3.700%, 06/06/2027	100	100
3.363%, 06/06/2024	350	351
3.125%, 11/08/2021	100	100
2.894%, 06/06/2022	65	65
2.404%, 06/05/2020	35	35
Biogen
5.200%, 09/15/2045	100	106
3.625%, 09/15/2022	100	102
Boston Scientific
4.000%, 03/01/2028	100	103
3.850%, 05/15/2025	100	103
Bristol-Myers Squibb
4.500%, 03/01/2044	50	51
3.250%, 02/27/2027	100	99
3.250%, 08/01/2042	100	84
Cardinal Health
3.410%, 06/15/2027	400	380
2.616%, 06/15/2022	100	98
Celgene
5.000%, 08/15/2045	50	54
4.550%, 02/20/2048	100	101
4.350%, 11/15/2047	50	49
3.900%, 02/20/2028	100	102
3.875%, 08/15/2025	50	51
3.625%, 05/15/2024	50	51
3.450%, 11/15/2027	50	49
3.250%, 02/20/2023	100	101
2.875%, 08/15/2020	100	100
2.875%, 02/19/2021	345	345
2.750%, 02/15/2023	250	248
Centene
6.125%, 02/15/2024	876	918
5.625%, 02/15/2021	54	55
5.375%, 06/01/2026 (A)	325	338
4.750%, 01/15/2025	90	91
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	215	213

74	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles River Laboratories International
5.500%, 04/01/2026 (A)	$100	$105
CHS
9.875%, 06/22/2019 (A)	175	142
8.625%, 01/15/2024 (A)	55	56
8.125%, 06/30/2024 (A)	383	283
8.000%, 03/15/2026 (A)	325	316
6.250%, 03/31/2023	840	818
Cigna
4.900%, 12/15/2048 (A)	30	30
4.800%, 08/15/2038 (A)	330	333
4.375%, 10/15/2028 (A)	60	62
4.125%, 11/15/2025 (A)	25	26
3.750%, 07/15/2023 (A)	55	56
3.400%, 09/17/2021 (A)	20	20
3.200%, 09/17/2020 (A)	450	451
Cigna Holding
3.875%, 10/15/2047	50	44
3.250%, 04/15/2025	150	149
3.050%, 10/15/2027	30	28
CommonSpirit Health
2.950%, 11/01/2022	100	99
CVS Health
5.300%, 12/05/2043	50	51
5.125%, 07/20/2045	55	55
5.050%, 03/25/2048	595	587
4.875%, 07/20/2035	100	100
4.780%, 03/25/2038	400	389
4.300%, 03/25/2028	110	111
4.100%, 03/25/2025	50	51
4.000%, 12/05/2023	100	102
3.875%, 07/20/2025	100	101
3.700%, 03/09/2023	585	593
3.350%, 03/09/2021	95	96
2.875%, 06/01/2026	100	94
2.800%, 07/20/2020	100	100
2.750%, 12/01/2022	100	99
2.125%, 06/01/2021	50	49
Danaher
4.375%, 09/15/2045	20	20
3.350%, 09/15/2025	20	20
2.400%, 09/15/2020	100	100
DaVita
5.125%, 07/15/2024	350	350
5.000%, 05/01/2025	295	289
Duke University Health System
3.920%, 06/01/2047	125	128
Eagle Holding II
7.625% cash/8.375% PIK, 05/15/2022 (A)	80	80
Elanco Animal Health
4.900%, 08/28/2028 (A)	75	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.272%, 08/28/2023 (A)	$310	$322
3.912%, 08/27/2021 (A)	25	25
Eli Lilly
3.875%, 03/15/2039	300	306
3.700%, 03/01/2045	100	97
3.375%, 03/15/2029	300	307
3.100%, 05/15/2027	124	125
Endo Dac
6.000%, 07/15/2023 (A)	246	200
6.000%, 02/01/2025 (A)	200	153
Envision Healthcare
8.750%, 10/15/2026 (A)	325	306
Express Scripts Holding
4.800%, 07/15/2046	35	35
4.750%, 11/15/2021	100	104
4.500%, 02/25/2026	50	52
3.500%, 06/15/2024	50	50
3.400%, 03/01/2027	40	39
3.000%, 07/15/2023	50	50
Gilead Sciences
5.650%, 12/01/2041	100	115
4.600%, 09/01/2035	100	106
4.150%, 03/01/2047	100	96
3.700%, 04/01/2024	50	52
3.650%, 03/01/2026	75	77
2.950%, 03/01/2027	100	97
1.950%, 03/01/2022	30	29
GlaxoSmithKline Capital
3.875%, 05/15/2028	50	52
3.625%, 05/15/2025	85	88
3.375%, 05/15/2023	250	256
3.375%, 06/01/2029	165	166
3.125%, 05/14/2021	105	106
3.000%, 06/01/2024	70	70
2.875%, 06/01/2022	100	100
HCA
5.875%, 03/15/2022	75	80
5.875%, 02/15/2026	200	215
5.875%, 02/01/2029	120	129
5.625%, 09/01/2028	85	91
5.500%, 06/15/2047	340	360
5.375%, 02/01/2025	350	368
5.375%, 09/01/2026	620	654
5.250%, 04/15/2025	40	43
5.250%, 06/15/2026	40	43
5.000%, 03/15/2024	55	58
4.750%, 05/01/2023	35	37
4.500%, 02/15/2027	35	36
Hologic
4.375%, 10/15/2025 (A)	185	183
Humana
3.950%, 03/15/2027	300	301

Adviser Managed Trust / Quarterly Report / April 30, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 10/01/2024	$100	$102
2.900%, 12/15/2022	50	50
2.500%, 12/15/2020	25	25
IQVIA
5.000%, 10/15/2026 (A)	200	204
4.875%, 05/15/2023 (A)	140	143
Johnson & Johnson
3.750%, 03/03/2047	300	303
3.700%, 03/01/2046	100	100
3.625%, 03/03/2037	332	334
2.950%, 03/03/2027	50	50
2.450%, 12/05/2021	50	50
2.450%, 03/01/2026	50	49
2.250%, 03/03/2022	250	249
2.050%, 03/01/2023	50	49
1.650%, 03/01/2021	50	49
Kaiser Foundation Hospitals
4.150%, 05/01/2047	320	336
3.150%, 05/01/2027	25	25
Kinetic Concepts
7.875%, 02/15/2021 (A)	44	45
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	49
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	150	138
5.625%, 10/15/2023 (A)	200	156
5.500%, 04/15/2025 (A)	100	72
4.875%, 04/15/2020 (A)	89	89
McKesson
4.750%, 05/30/2029	225	235
3.796%, 03/15/2024	50	51
MEDNAX
6.250%, 01/15/2027 (A)	160	163
5.250%, 12/01/2023 (A)	200	204
Medtronic
4.625%, 03/15/2045	100	112
4.375%, 03/15/2035	550	592
3.500%, 03/15/2025	100	103
2.750%, 04/01/2023	100	101
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	53
Merck
4.150%, 05/18/2043	100	105
4.000%, 03/07/2049	65	66
3.900%, 03/07/2039	150	154
3.700%, 02/10/2045	50	49
3.400%, 03/07/2029	200	204
2.900%, 03/07/2024	45	45
2.800%, 05/18/2023	100	101
2.750%, 02/10/2025	100	100
2.350%, 02/10/2022	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Molina Healthcare
5.375%, 11/15/2022	$75	$78
Mount Sinai Hospitals Group
3.981%, 07/01/2048	250	245
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	290	292
Mylan
5.250%, 06/15/2046	365	332
5.200%, 04/15/2048	50	45
4.550%, 04/15/2028	250	244
3.950%, 06/15/2026	100	96
3.150%, 06/15/2021	400	400
Northwell Healthcare
4.260%, 11/01/2047	100	100
Novartis Capital
4.400%, 05/06/2044	50	55
4.000%, 11/20/2045	100	103
3.400%, 05/06/2024	100	103
3.100%, 05/17/2027	230	231
3.000%, 11/20/2025	100	101
2.400%, 05/17/2022	250	248
NYU Langone Hospitals
4.368%, 07/01/2047	25	26
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	250	244
Par Pharmaceutical
7.500%, 04/01/2027 (A)	295	306
Partners Healthcare System
3.765%, 07/01/2048	100	96
Pfizer
7.200%, 03/15/2039	50	72
4.400%, 05/15/2044	50	54
4.200%, 09/15/2048	400	421
4.125%, 12/15/2046	65	67
4.100%, 09/15/2038	300	312
4.000%, 03/15/2049	100	102
3.900%, 03/15/2039	25	25
3.450%, 03/15/2029	100	102
3.400%, 05/15/2024	50	52
3.000%, 12/15/2026	100	100
2.950%, 03/15/2024	100	101
2.800%, 03/11/2022	65	65
2.750%, 06/03/2026	50	49
2.200%, 12/15/2021	100	99
1.950%, 06/03/2021	50	50
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	250	249
Prestige Brands
6.375%, 03/01/2024 (A)	140	145
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	180	179

76	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quest Diagnostics
4.200%, 06/30/2029	$50	$51
3.500%, 03/30/2025	100	100
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	275	287
8.250%, 05/01/2023 (A)	212	226
Sanofi
4.000%, 03/29/2021	50	51
3.625%, 06/19/2028	100	103
3.375%, 06/19/2023	200	205
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	50	49
2.400%, 09/23/2021	100	99
SSM Health Care
3.688%, 06/01/2023	50	51
Stryker
4.625%, 03/15/2046	30	32
3.500%, 03/15/2026	25	25
3.375%, 05/15/2024	100	102
3.375%, 11/01/2025	100	102
Takeda Pharmaceutical
5.000%, 11/26/2028 (A)	250	273
4.400%, 11/26/2023 (A)	250	263
3.800%, 11/26/2020 (A)	300	304
Team Health Holdings
6.375%, 02/01/2025 (A)	210	179
Teleflex
4.625%, 11/15/2027	156	155
Tenet Healthcare
6.750%, 06/15/2023	378	385
6.250%, 02/01/2027 (A)	115	120
5.125%, 05/01/2025	550	555
4.625%, 07/15/2024	350	351
Thermo Fisher Scientific
4.150%, 02/01/2024	50	52
4.100%, 08/15/2047	50	49
3.600%, 08/15/2021	100	102
3.200%, 08/15/2027	50	49
3.150%, 01/15/2023	100	101
2.950%, 09/19/2026	105	102
Toledo Hospital
6.015%, 11/15/2048	225	247
5.750%, 11/15/2038	225	248
UnitedHealth Group
6.875%, 02/15/2038	100	137
4.750%, 07/15/2045	50	55
4.625%, 07/15/2035	100	109
4.375%, 03/15/2042	50	52
4.250%, 04/15/2047	31	32
4.250%, 06/15/2048	300	309
4.200%, 01/15/2047	25	26
3.875%, 10/15/2020	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 06/15/2028	$300	$313
3.750%, 07/15/2025	50	52
3.750%, 10/15/2047	50	48
3.450%, 01/15/2027	50	51
3.375%, 04/15/2027	50	50
2.950%, 10/15/2027	50	49
2.700%, 07/15/2020	130	130
Vizient
10.375%, 03/01/2024 (A)	80	86
WellCare Health Plans
5.375%, 08/15/2026 (A)	250	262
5.250%, 04/01/2025	160	165
West Street
6.375%, 09/01/2025 (A)	207	200
Wyeth
5.950%, 04/01/2037	100	126
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	56
3.550%, 04/01/2025	100	99
Zoetis
4.500%, 11/13/2025	50	54
3.950%, 09/12/2047	100	96
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	50	48

		47,098

Industrials — 2.4%
3M MTN
4.000%, 09/14/2048	300	307
3.375%, 03/01/2029	300	306
3.125%, 09/19/2046	100	88
3.000%, 08/07/2025	50	51
2.750%, 03/01/2022	300	302
2.250%, 03/15/2023	285	282
ABB Finance USA
3.800%, 04/03/2028	250	262
3.375%, 04/03/2023	50	51
2.875%, 05/08/2022	50	50
ADT Security
6.250%, 10/15/2021	70	73
4.875%, 07/15/2032 (A)	250	207
AECOM
5.875%, 10/15/2024	150	159
5.125%, 03/15/2027	200	201
AerCap Ireland Capital
4.625%, 10/30/2020	150	153
4.500%, 05/15/2021	150	154
3.950%, 02/01/2022	275	279
3.500%, 01/15/2025	150	146
AerCap Ireland Capital DAC
4.450%, 12/16/2021	200	205
4.450%, 10/01/2025	200	205

Adviser Managed Trust / Quarterly Report / April 30, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ahern Rentals
7.375%, 05/15/2023 (A)	$138	$123
Air Lease
3.750%, 02/01/2022	100	102
3.375%, 06/01/2021	35	35
2.750%, 01/15/2023	100	98
Aircastle
5.500%, 02/15/2022	30	32
5.125%, 03/15/2021	30	31
5.000%, 04/01/2023	30	31
4.125%, 05/01/2024	30	30
Allegion US Holding
3.550%, 10/01/2027	50	47
3.200%, 10/01/2024	50	49
Allison Transmission
5.875%, 06/01/2029 (A)	34	35
5.000%, 10/01/2024 (A)	195	197
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	86	86
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	90	87
American Builders & Contractors Supply
5.875%, 05/15/2026 (A)	100	103
Amsted Industries
5.000%, 03/15/2022 (A)	24	24
Aptim
7.750%, 06/15/2025 (A)	150	112
Arconic
5.125%, 10/01/2024	300	309
ARD Finance
0.000% cash/7.875% PIK, 09/15/2023	200	200
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	350	352
4.250%, 09/15/2022 (A)	200	201
BBA US Holdings
5.375%, 05/01/2026 (A)	40	41
BCD Acquisition
9.625%, 09/15/2023 (A)	125	133
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	250	241
Boeing
3.625%, 03/01/2048	20	19
3.550%, 03/01/2038	330	313
3.500%, 03/01/2039	325	309
3.250%, 03/01/2028	50	50
3.200%, 03/01/2029	225	224
2.800%, 03/01/2023	50	50
2.800%, 03/01/2024	25	25
2.800%, 03/01/2027	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bombardier
7.875%, 04/15/2027 (A)	$406	$409
7.500%, 12/01/2024 (A)	89	90
7.500%, 03/15/2025 (A)	260	261
6.000%, 10/15/2022 (A)	400	400
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	167
Brink’s
4.625%, 10/15/2027 (A)	97	94
Builders FirstSource
5.625%, 09/01/2024 (A)	150	150
Burlington Northern Santa Fe
4.900%, 04/01/2044	50	57
4.550%, 09/01/2044	100	109
4.150%, 04/01/2045	50	52
4.150%, 12/15/2048	255	267
4.050%, 06/15/2048	265	273
3.400%, 09/01/2024	50	51
3.000%, 04/01/2025	100	101
BWAY Holding
7.250%, 04/15/2025 (A)	245	239
5.500%, 04/15/2024 (A)	270	268
Canadian National Railway
3.200%, 08/02/2046	50	47
2.950%, 11/21/2024	50	50
Canadian Pacific Railway
6.125%, 09/15/2115	30	37
4.800%, 09/15/2035	20	22
Carlisle
3.750%, 12/01/2027	50	49
Caterpillar
4.300%, 05/15/2044	100	108
3.400%, 05/15/2024	350	360
Caterpillar Financial Services
1.700%, 08/09/2021	50	49
Caterpillar Financial Services MTN
3.350%, 12/07/2020	50	51
2.950%, 02/26/2022	300	302
2.400%, 06/06/2022	100	99
1.850%, 09/04/2020	100	99
CIMPOR Financial Operations BV
5.750%, 07/17/2024 (A)	200	176
Cintas No. 2
3.700%, 04/01/2027	50	51
2.900%, 04/01/2022	50	50
Cloud Crane
10.125%, 08/01/2024 (A)	145	156
CNH Industrial MTN
3.850%, 11/15/2027	35	33
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	36

78	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 04/05/2022	$25	$26
3.875%, 10/15/2021	20	20
Colfax
6.000%, 02/15/2024 (A)	120	125
Core & Main
6.125%, 08/15/2025 (A)	95	94
CSX
4.650%, 03/01/2068	250	250
4.300%, 03/01/2048	250	256
4.250%, 11/01/2066	50	47
4.100%, 03/15/2044	75	74
3.800%, 03/01/2028	50	51
3.800%, 11/01/2046	50	48
3.400%, 08/01/2024	50	51
3.250%, 06/01/2027	50	50
2.600%, 11/01/2026	50	48
Deere
3.900%, 06/09/2042	100	103
2.600%, 06/08/2022	350	350
Delta Air Lines
4.375%, 04/19/2028	50	49
3.800%, 04/19/2023	30	31
3.625%, 03/15/2022	50	50
2.600%, 12/04/2020	45	45
Dover
5.375%, 03/01/2041	100	112
Eaton
4.000%, 11/02/2032	50	52
2.750%, 11/02/2022	50	50
Emerson Electric
2.625%, 02/15/2023	75	75
Equifax
2.300%, 06/01/2021	50	49
FedEx
5.100%, 01/15/2044	50	52
4.400%, 01/15/2047	50	47
4.200%, 10/17/2028	100	105
4.050%, 02/15/2048	50	45
3.900%, 02/01/2035	100	95
3.400%, 02/15/2028	50	50
Flex Acquisition
7.875%, 07/15/2026 (A)	80	75
6.875%, 01/15/2025 (A)	60	56
Fluor
3.500%, 12/15/2024	100	101
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	150	154
FXI Holdings
7.875%, 11/01/2024 (A)	75	71
Gates Global
6.000%, 07/15/2022 (A)	104	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GATX
3.250%, 09/15/2026	$100	$96
GE Capital International Funding
4.418%, 11/15/2035	1,151	1,078
2.342%, 11/15/2020	350	346
General Dynamics
3.750%, 05/15/2028	200	210
3.500%, 05/15/2025	200	207
3.000%, 05/11/2021	250	252
2.375%, 11/15/2024	100	98
2.250%, 11/15/2022	100	99
General Electric
6.750%, 03/15/2032	101	118
2.700%, 10/09/2022	75	74
General Electric MTN
6.875%, 01/10/2039	115	136
5.300%, 02/11/2021	125	130
GFL Environmental
8.500%, 05/01/2027 (A)	123	128
Grinding Media
7.375%, 12/15/2023 (A)	200	195
H&E Equipment Services
5.625%, 09/01/2025	188	191
Harris
4.854%, 04/27/2035	35	37
4.400%, 06/15/2028	150	158
3.832%, 04/27/2025	50	52
Hertz
7.625%, 06/01/2022 (A)	250	258
5.500%, 10/15/2024 (A)	140	120
Honeywell International
1.850%, 11/01/2021	50	49
Hubbell
3.500%, 02/15/2028	200	195
3.350%, 03/01/2026	50	49
Icahn Enterprises
6.375%, 12/15/2025	175	182
6.250%, 02/01/2022	200	206
IHS Markit
4.125%, 08/01/2023	25	26
Illinois Tool Works
3.500%, 03/01/2024	100	103
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	50	59
4.250%, 06/15/2023	50	52
3.750%, 08/21/2028	200	202
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital
2.550%, 01/08/2021	100	100
John Deere Capital MTN
3.450%, 01/10/2024	300	307

Adviser Managed Trust / Quarterly Report / April 30, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 06/12/2024	$100	$103
2.800%, 03/06/2023	100	100
2.650%, 01/06/2022	100	100
2.650%, 06/24/2024	50	50
2.350%, 01/08/2021	300	299
Johnson Controls International
5.125%, 09/14/2045	300	311
4.625%, 07/02/2044	100	97
0.000%, 07/02/2024	50	51
0.000%, 07/02/2064	25	23
Kansas City Southern
4.950%, 08/15/2045	100	108
KAR Auction Services
5.125%, 06/01/2025 (A)	200	200
L3 Technologies
4.950%, 02/15/2021	100	103
3.850%, 06/15/2023	200	207
Lockheed Martin
4.700%, 05/15/2046	100	112
4.500%, 05/15/2036	100	108
3.800%, 03/01/2045	100	97
3.550%, 01/15/2026	100	103
2.900%, 03/01/2025	25	25
2.500%, 11/23/2020	100	100
Masco
4.375%, 04/01/2026	50	51
3.500%, 04/01/2021	65	66
Masonite International
5.625%, 03/15/2023 (A)	63	64
Multi-Color
4.875%, 11/01/2025 (A)	153	159
Navistar International
6.625%, 11/01/2025 (A)	226	230
NCI Building Systems
8.000%, 04/15/2026 (A)	155	145
Nielsen Finance
5.000%, 04/15/2022 (A)	55	55
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	300	295
Norfolk Southern
5.100%, 08/01/2118	50	52
4.450%, 06/15/2045	100	105
3.950%, 10/01/2042	100	98
3.942%, 11/01/2047	95	92
3.800%, 08/01/2028	25	26
3.250%, 12/01/2021	75	76
2.900%, 06/15/2026	35	34
Northrop Grumman
4.750%, 06/01/2043	25	27
4.030%, 10/15/2047	75	73
3.850%, 04/15/2045	100	96
3.250%, 08/01/2023	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 01/15/2028	$65	$64
2.080%, 10/15/2020	60	59
Novelis
6.250%, 08/15/2024 (A)	300	312
5.875%, 09/30/2026 (A)	250	254
Oshkosh
4.600%, 05/15/2028	200	202
Owens Corning
4.300%, 07/15/2047	50	41
4.200%, 12/01/2024	100	102
PACCAR Financial MTN
2.800%, 03/01/2021	35	35
2.300%, 08/10/2022	50	50
Parker-Hannifin MTN
4.200%, 11/21/2034	135	140
Pitney Bowes
3.875%, 10/01/2021	200	198
Plastipak Holdings
6.250%, 10/15/2025 (A)	150	140
Raytheon
3.125%, 10/15/2020	100	101
2.500%, 12/15/2022	100	100
RBS Global
4.875%, 12/15/2025 (A)	87	87
Republic Services
3.550%, 06/01/2022	50	51
2.900%, 07/01/2026	100	98
Rockwell Automation
3.500%, 03/01/2029	85	87
Rockwell Collins
4.350%, 04/15/2047	25	25
3.200%, 03/15/2024	50	50
2.800%, 03/15/2022	50	50
Roper Technologies
4.200%, 09/15/2028	200	206
3.850%, 12/15/2025	25	26
3.800%, 12/15/2026	150	151
3.000%, 12/15/2020	100	100
Ryder System MTN
3.650%, 03/18/2024	100	102
2.875%, 09/01/2020	50	50
Sensata Technologies
5.000%, 10/01/2025 (A)	140	143
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	211
Snap-on
4.100%, 03/01/2048	40	41
Spirit AeroSystems
3.850%, 06/15/2026	25	24
Stanley Black & Decker
3.400%, 03/01/2026	70	71
2.900%, 11/01/2022	100	100

80	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Terex
5.625%, 02/01/2025 (A)	$105	$106
Tervita Escrow
7.625%, 12/01/2021 (A)	150	152
Textron
3.375%, 03/01/2028	100	95
Timken
4.500%, 12/15/2028	200	201
Titan Acquisition
7.750%, 04/15/2026 (A)	200	184
TransDigm
7.500%, 03/15/2027 (A)	265	274
6.500%, 07/15/2024	400	405
6.500%, 05/15/2025	25	25
6.375%, 06/15/2026	100	100
6.250%, 03/15/2026 (A)	830	864
6.000%, 07/15/2022	200	203
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	45	45
Tutor Perini
6.875%, 05/01/2025 (A)	85	85
Union Pacific
4.500%, 09/10/2048	200	212
4.300%, 03/01/2049	300	309
4.163%, 07/15/2022	100	104
4.050%, 03/01/2046	50	49
4.000%, 04/15/2047	50	49
3.950%, 09/10/2028	300	316
3.875%, 02/01/2055	100	93
3.799%, 10/01/2051	55	52
3.700%, 03/01/2029	125	128
3.600%, 09/15/2037	20	19
3.000%, 04/15/2027	50	49
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	39	40
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	46	45
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	89	86
United Parcel Service
6.200%, 01/15/2038	50	65
4.250%, 03/15/2049	100	103
3.750%, 11/15/2047	50	48
3.400%, 03/15/2029	65	66
3.400%, 11/15/2046	50	45
3.125%, 01/15/2021	50	50
3.050%, 11/15/2027	50	50
2.800%, 11/15/2024	50	50
2.500%, 04/01/2023	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 11/15/2026	$50	$48
2.350%, 05/16/2022	50	50
2.050%, 04/01/2021	50	49
United Rentals North America
6.500%, 12/15/2026	750	802
5.500%, 07/15/2025	325	337
5.500%, 05/15/2027	140	144
5.250%, 01/15/2030	103	104
4.875%, 01/15/2028	154	153
4.625%, 07/15/2023	185	188
United Technologies
4.625%, 11/16/2048	25	26
4.500%, 06/01/2042	100	104
4.450%, 11/16/2038	420	438
4.125%, 11/16/2028	30	31
3.950%, 08/16/2025	15	16
3.650%, 08/16/2023	320	328
3.350%, 08/16/2021	310	314
3.125%, 05/04/2027	100	98
3.100%, 06/01/2022	75	76
USG
4.875%, 06/01/2027 (A)	130	131
Verisk Analytics
5.500%, 06/15/2045	100	110
4.125%, 03/15/2029	25	25
Vertiv Group
9.250%, 10/15/2024 (A)	140	137
Vertiv Intermediate Holding
12.000% cash/13.000% PIK, 02/15/2022 (A)	90	86
Voyager Aviation Holdings
8.500%, 08/15/2021 (A)	50	52
Wabtec
4.950%, 09/15/2028	300	309
3.450%, 11/15/2026	100	94
Waste Connections
3.500%, 05/01/2029	50	50
Waste Management
4.750%, 06/30/2020	50	51
4.100%, 03/01/2045	50	51
3.150%, 11/15/2027	50	50
3.125%, 03/01/2025	50	50
Waste Pro USA
5.500%, 02/15/2026 (A)	100	100
WW Grainger
4.600%, 06/15/2045	50	53
4.200%, 05/15/2047	50	50
XPO Logistics
6.750%, 08/15/2024 (A)	200	206
6.500%, 06/15/2022 (A)	117	120
6.125%, 09/01/2023 (A)	200	204

Adviser Managed Trust / Quarterly Report / April 30, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xylem
4.375%, 11/01/2046	$50	$50

		38,298

Information Technology — 2.3%
Adobe
3.250%, 02/01/2025	50	51
Amkor Technology
6.625%, 09/15/2027 (A)	100	102
Amphenol
3.200%, 04/01/2024	100	101
Analog Devices
3.900%, 12/15/2025	100	103
3.500%, 12/05/2026	50	50
Apple
4.500%, 02/23/2036	100	111
4.375%, 05/13/2045	50	54
4.250%, 02/09/2047	250	264
3.850%, 05/04/2043	100	99
3.850%, 08/04/2046	95	94
3.750%, 09/12/2047	100	98
3.750%, 11/13/2047	350	343
3.350%, 02/09/2027	350	356
3.250%, 02/23/2026	150	152
3.200%, 05/11/2027	100	101
3.000%, 06/20/2027	100	99
2.850%, 05/06/2021	75	76
2.850%, 05/11/2024	350	351
2.500%, 02/09/2022	300	299
2.500%, 02/09/2025	75	74
2.450%, 08/04/2026	50	48
2.400%, 01/13/2023	100	99
2.400%, 05/03/2023	300	297
2.300%, 05/11/2022	300	298
2.250%, 02/23/2021	390	388
1.550%, 08/04/2021	100	98
Applied Materials
5.100%, 10/01/2035	35	40
4.350%, 04/01/2047	245	256
3.900%, 10/01/2025	35	37
3.300%, 04/01/2027	355	358
2.625%, 10/01/2020	50	50
Arrow Electronics
4.000%, 04/01/2025	100	100
3.250%, 09/08/2024	100	98
Autodesk
4.375%, 06/15/2025	100	103
Automatic Data Processing
3.375%, 09/15/2025	25	26
2.250%, 09/15/2020	50	50
Avnet
4.625%, 04/15/2026	25	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 12/01/2021	$25	$25
Broadcom
4.750%, 04/15/2029 (A)	200	199
3.875%, 01/15/2027	350	334
3.625%, 01/15/2024	500	496
3.500%, 01/15/2028	250	231
3.125%, 01/15/2025	335	319
3.000%, 01/15/2022	400	398
2.650%, 01/15/2023	250	243
2.200%, 01/15/2021	250	246
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	275	275
CA
4.700%, 03/15/2027	350	349
3.600%, 08/01/2020	50	50
Camelot Finance
7.875%, 10/15/2024 (A)	150	158
CDK Global
5.875%, 06/15/2026	225	237
5.000%, 10/15/2024	10	10
4.875%, 06/01/2027	70	71
CDW
5.000%, 09/01/2023	131	134
5.000%, 09/01/2025	220	226
Cisco Systems
5.900%, 02/15/2039	100	130
5.500%, 01/15/2040	100	125
2.950%, 02/28/2026	100	100
2.500%, 09/20/2026	50	48
2.200%, 02/28/2021	50	50
CommScope
8.250%, 03/01/2027 (A)	530	572
6.000%, 03/01/2026 (A)	475	503
5.500%, 03/01/2024 (A)	60	63
5.500%, 06/15/2024 (A)	100	101
5.000%, 06/15/2021 (A)	150	150
CommScope Technologies
6.000%, 06/15/2025 (A)	82	83
5.000%, 03/15/2027 (A)	65	61
Corning
4.375%, 11/15/2057	100	92
Dell International
8.350%, 07/15/2046 (A)	100	123
8.100%, 07/15/2036 (A)	350	422
7.125%, 06/15/2024 (A)	450	476
6.020%, 06/15/2026 (A)	100	108
5.875%, 06/15/2021 (A)	171	174
5.450%, 06/15/2023 (A)	115	123
5.300%, 10/01/2029 (A)	100	103
4.900%, 10/01/2026 (A)	100	102
4.420%, 06/15/2021 (A)	400	410
4.000%, 07/15/2024 (A)	50	51

82	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DXC Technology
4.750%, 04/15/2027	$100	$105
Entegris
4.625%, 02/10/2026 (A)	50	50
Exela Intermediate
10.000%, 07/15/2023 (A)	200	202
Fidelity National Information Services
4.750%, 05/15/2048	250	257
4.500%, 08/15/2046	25	25
4.250%, 05/15/2028	240	249
3.625%, 10/15/2020	112	113
3.500%, 04/15/2023	53	54
3.000%, 08/15/2026	50	48
2.250%, 08/15/2021	53	52
First Data
5.750%, 01/15/2024 (A)	200	206
5.375%, 08/15/2023 (A)	200	204
5.000%, 01/15/2024 (A)	100	103
Fiserv
4.200%, 10/01/2028	200	206
3.800%, 10/01/2023	300	310
Flex
4.750%, 06/15/2025	50	52
FLIR Systems
3.125%, 06/15/2021	50	50
Gartner
5.125%, 04/01/2025 (A)	200	205
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	126
Genpact Luxembourg Sarl
3.700%, 04/01/2022	100	100
GTT Communications
7.875%, 12/31/2024 (A)	84	79
Harland Clarke Holdings
8.375%, 08/15/2022 (A)	50	44
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	53
6.200%, 10/15/2035	50	54
4.900%, 10/15/2025	100	107
4.400%, 10/15/2022	50	52
3.600%, 10/15/2020	50	51
Hughes Satellite Systems
6.625%, 08/01/2026	185	187
5.250%, 08/01/2026	205	206
IBM Credit
3.600%, 11/30/2021	100	102
3.450%, 11/30/2020	300	304
1.800%, 01/20/2021	100	98
Infor US
6.500%, 05/15/2022	351	357
Informatica
7.125%, 07/15/2023 (A)	101	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ingram Micro
5.450%, 12/15/2024	$80	$80
Intel
4.100%, 05/11/2047	250	257
3.734%, 12/08/2047	197	192
3.700%, 07/29/2025	45	47
3.300%, 10/01/2021	100	102
3.150%, 05/11/2027	200	201
2.875%, 05/11/2024	350	352
2.700%, 12/15/2022	50	50
2.600%, 05/19/2026	50	49
2.450%, 07/29/2020	85	85
International Business Machines
4.000%, 06/20/2042	100	98
3.625%, 02/12/2024	50	52
2.875%, 11/09/2022	100	100
2.500%, 01/27/2022	400	397
2.250%, 02/19/2021	100	99
j2 Cloud Services
6.000%, 07/15/2025 (A)	195	203
Jabil
3.950%, 01/12/2028	255	240
Keysight Technologies
4.600%, 04/06/2027	365	379
KLA-Tencor
4.100%, 03/15/2029	65	67
Lam Research
4.875%, 03/15/2049	25	27
4.000%, 03/15/2029	30	31
3.750%, 03/15/2026	50	51
Mastercard
3.375%, 04/01/2024	100	103
2.000%, 11/21/2021	90	89
Micron Technology
5.327%, 02/06/2029	300	309
Microsoft
4.500%, 10/01/2040	100	112
4.500%, 02/06/2057	300	337
4.450%, 11/03/2045	100	112
4.250%, 02/06/2047	100	110
4.100%, 02/06/2037	600	644
3.950%, 08/08/2056	50	51
3.700%, 08/08/2046	100	100
3.500%, 02/12/2035	50	50
3.450%, 08/08/2036	400	398
3.300%, 02/06/2027	100	103
2.875%, 02/06/2024	335	338
2.700%, 02/12/2025	100	100
2.400%, 02/06/2022	300	300
2.400%, 08/08/2026	50	48
2.375%, 02/12/2022	100	100
2.000%, 11/03/2020	400	397

Adviser Managed Trust / Quarterly Report / April 30, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 08/08/2023	$100	$98
1.550%, 08/08/2021	400	391
Motorola Solutions
4.000%, 09/01/2024	100	102
3.500%, 03/01/2023	100	101
NetApp
3.375%, 06/15/2021	50	50
Nuance Communications
5.625%, 12/15/2026	115	117
NVIDIA
3.200%, 09/16/2026	50	50
2.200%, 09/16/2021	30	30
Open Text
5.875%, 06/01/2026 (A)	310	325
5.625%, 01/15/2023 (A)	40	41
Oracle
5.375%, 07/15/2040	150	178
4.375%, 05/15/2055	100	104
4.300%, 07/08/2034	100	106
4.125%, 05/15/2045	100	101
4.000%, 07/15/2046	50	50
4.000%, 11/15/2047	270	268
3.850%, 07/15/2036	50	50
3.800%, 11/15/2037	500	496
3.400%, 07/08/2024	100	102
3.250%, 11/15/2027	100	101
2.950%, 11/15/2024	100	100
2.800%, 07/08/2021	75	75
2.650%, 07/15/2026	40	39
2.625%, 02/15/2023	270	269
2.400%, 09/15/2023	50	49
1.900%, 09/15/2021	360	354
Plantronics
5.500%, 05/31/2023 (A)	100	101
PTC
6.000%, 05/15/2024	98	103
Qorvo
5.500%, 07/15/2026 (A)	210	219
QUALCOMM
4.800%, 05/20/2045	100	107
4.650%, 05/20/2035	100	108
4.300%, 05/20/2047	130	132
3.450%, 05/20/2025	100	102
3.250%, 05/20/2027	350	348
2.900%, 05/20/2024	350	349
2.600%, 01/30/2023	100	99
Rackspace Hosting
8.625%, 11/15/2024 (A)	250	233
salesforce.com
3.700%, 04/11/2028	250	262
Seagate HDD Cayman
4.750%, 01/01/2025	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Solera
10.500%, 03/01/2024 (A)	$150	$163
SS&C Technologies
5.500%, 09/30/2027 (A)	418	429
Symantec
5.000%, 04/15/2025 (A)	190	194
Texas Instruments
4.150%, 05/15/2048	300	317
2.625%, 05/15/2024	100	100
1.850%, 05/15/2022	100	98
1.750%, 05/01/2020	100	99
TIBCO Software
11.375%, 12/01/2021 (A)	100	106
Total System Services
4.450%, 06/01/2028	250	258
3.750%, 06/01/2023	100	102
Tyco Electronics Group
3.125%, 08/15/2027	100	97
VeriSign
5.250%, 04/01/2025	100	106
4.750%, 07/15/2027	100	102
Veritas US
10.500%, 02/01/2024 (A)	120	109
ViaSat
5.625%, 09/15/2025 (A)	148	147
5.625%, 04/15/2027 (A)	53	54
Visa
4.300%, 12/14/2045	100	109
4.150%, 12/14/2035	130	139
3.650%, 09/15/2047	100	99
2.800%, 12/14/2022	100	101
2.200%, 12/14/2020	100	99
VMware
3.900%, 08/21/2027	330	321
2.950%, 08/21/2022	260	259
2.300%, 08/21/2020	260	258
West
8.500%, 10/15/2025 (A)	200	176
Western Digital
4.750%, 02/15/2026	450	434
Western Union
4.250%, 06/09/2023	50	52
Xerox
4.125%, 03/15/2023	200	198
Xilinx
3.000%, 03/15/2021	50	50

		35,779

Materials — 1.2%
Air Products & Chemicals
3.350%, 07/31/2024	100	102

84	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Albemarle
4.150%, 12/01/2024	$100	$104
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	211
6.125%, 05/15/2028 (A)	200	208
ArcelorMittal
7.000%, 10/15/2039	24	27
6.250%, 02/25/2022	20	22
6.125%, 06/01/2025	15	17
5.500%, 03/01/2021	25	26
5.250%, 08/05/2020	30	31
4.550%, 03/11/2026	150	155
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	290
4.625%, 05/15/2023 (A)	150	151
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	151
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	175	177
Ball
5.250%, 07/01/2025	190	201
4.875%, 03/15/2026	300	311
4.375%, 12/15/2020	60	61
Barrick
5.250%, 04/01/2042	100	108
Bemis
3.100%, 09/15/2026	50	47
Berry Global
5.500%, 05/15/2022	100	102
5.125%, 07/15/2023	150	152
4.500%, 02/15/2026 (A)	100	97
BHP Billiton Finance USA
5.000%, 09/30/2043	100	116
2.875%, 02/24/2022	55	56
Big River Steel
7.250%, 09/01/2025 (A)	110	117
Blue Cube Spinco
10.000%, 10/15/2025	100	114
Celanese US Holdings
5.875%, 06/15/2021	30	32
4.625%, 11/15/2022	30	31
Chemours
7.000%, 05/15/2025	350	370
6.625%, 05/15/2023	80	83
5.375%, 05/15/2027	75	75
Cleveland-Cliffs
5.875%, 06/01/2027	200	192
5.750%, 03/01/2025	200	199
Consolidated Energy Finance
6.875%, 06/15/2025 (A)	150	154
Constellium
6.625%, 03/01/2025 (A)	250	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Crown Americas
4.750%, 02/01/2026	$185	$188
CVR Partners
9.250%, 06/15/2023 (A)	85	89
Dow Chemical
5.550%, 11/30/2048 (A)	200	228
4.375%, 11/15/2042	50	48
4.250%, 11/15/2020	100	102
4.250%, 10/01/2034	100	100
3.500%, 10/01/2024	50	51
3.000%, 11/15/2022	50	50
DowDuPont
5.419%, 11/15/2048	75	86
5.319%, 11/15/2038	335	379
4.725%, 11/15/2028	100	109
4.205%, 11/15/2023	200	210
3.766%, 11/15/2020	320	325
Eastman Chemical
4.650%, 10/15/2044	50	50
3.800%, 03/15/2025	100	102
Ecolab
4.350%, 12/08/2021	82	85
3.950%, 12/01/2047	220	225
3.250%, 12/01/2027	35	35
2.700%, 11/01/2026	20	20
2.375%, 08/10/2022	350	347
EI du Pont de Nemours
2.200%, 05/01/2020	300	299
Element Solutions
5.875%, 12/01/2025 (A)	150	154
Fibria Overseas Finance
5.500%, 01/17/2027	50	53
4.000%, 01/14/2025	50	49
FMG Resources August 2006 Pty
5.125%, 03/15/2023 (A)	350	357
4.750%, 05/15/2022 (A)	125	126
Freeport-McMoRan
6.875%, 02/15/2023	250	264
4.550%, 11/14/2024	200	198
Georgia-Pacific
8.875%, 05/15/2031	100	149
Greif
6.500%, 03/01/2027 (A)	60	62
Hudbay Minerals
7.625%, 01/15/2025 (A)	150	156
Huntsman International
4.500%, 05/01/2029	45	45
INEOS Group Holdings
5.625%, 08/01/2024 (A)	200	201
International Flavors & Fragrances
4.375%, 06/01/2047	230	221

Adviser Managed Trust / Quarterly Report / April 30, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Paper
7.500%, 08/15/2021	$68	$75
5.150%, 05/15/2046	100	102
4.800%, 06/15/2044	100	99
4.750%, 02/15/2022	46	48
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	75	79
Kinross
4.500%, 07/15/2027	300	290
Koppers
6.000%, 02/15/2025 (A)	100	97
Lubrizol
6.500%, 10/01/2034	100	131
LYB International Finance BV
4.875%, 03/15/2044	50	50
LYB International Finance II BV
3.500%, 03/02/2027	64	62
LyondellBasell Industries
4.625%, 02/26/2055	100	92
Martin Marietta Materials
4.250%, 07/02/2024	50	52
Mineral Resources
8.125%, 05/01/2027 (A)	150	154
Momentive Performance Materials
3.880%, 10/24/2021	145	161
Mosaic
4.250%, 11/15/2023	25	26
3.250%, 11/15/2022	200	201
Newmont Goldcorp
6.250%, 10/01/2039	50	61
4.875%, 03/15/2042	25	26
3.700%, 03/15/2023 (A)	100	102
3.500%, 03/15/2022	100	101
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	72
Nucor
6.400%, 12/01/2037	100	127
4.000%, 08/01/2023	100	105
3.950%, 05/01/2028	300	312
Nutrien
5.250%, 01/15/2045	70	76
4.125%, 03/15/2035	200	189
4.000%, 12/15/2026	50	51
3.625%, 03/15/2024	250	253
3.000%, 04/01/2025	100	97
OCI
6.625%, 04/15/2023 (A)	200	208
Olin
5.125%, 09/15/2027	340	345
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	100
5.000%, 01/15/2022 (A)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Packaging Corp of America
2.450%, 12/15/2020	$35	$35
PQ
6.750%, 11/15/2022 (A)	50	52
Praxair
3.200%, 01/30/2026	100	101
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	94
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	200	207
5.125%, 07/15/2023 (A)	300	304
Rio Tinto Finance USA
3.750%, 06/15/2025	150	157
RPM International
5.250%, 06/01/2045	50	51
4.550%, 03/01/2029	50	51
SASOL Financing USA
5.875%, 03/27/2024	200	212
Sherwin-Williams
4.500%, 06/01/2047	129	128
3.125%, 06/01/2024	25	25
2.250%, 05/15/2020	250	249
Sonoco Products
5.750%, 11/01/2040	100	109
Southern Copper
6.750%, 04/16/2040	100	120
3.875%, 04/23/2025	60	61
SPCM
4.875%, 09/15/2025 (A)	75	73
Standard Industries
6.000%, 10/15/2025 (A)	350	365
5.500%, 02/15/2023 (A)	250	254
5.375%, 11/15/2024 (A)	50	51
4.750%, 01/15/2028 (A)	185	177
Starfruit Finco BV
8.000%, 10/01/2026 (A)	150	154
Steel Dynamics
5.500%, 10/01/2024	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	148
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	73
Tronox
6.500%, 04/15/2026 (A)	200	202
United States Steel
6.875%, 08/15/2025	121	113
6.250%, 03/15/2026	150	135
US Concrete
6.375%, 06/01/2024	100	103
Vale Overseas
6.250%, 08/10/2026	100	109
4.375%, 01/11/2022	40	41

86	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vulcan Materials
4.700%, 03/01/2048	$50	$47
Westlake Chemical
5.000%, 08/15/2046	200	197
WR Grace & Company
5.125%, 10/01/2021 (A)	100	103
WRKCo
4.900%, 03/15/2029	50	54
3.000%, 09/15/2024	100	98

		18,228

Real Estate — 0.8%
Alexandria Real Estate Equities
4.600%, 04/01/2022	100	105
3.800%, 04/15/2026	150	153
American Campus Communities Operating Partnership
3.625%, 11/15/2027	80	79
3.350%, 10/01/2020	50	50
American Tower
4.000%, 06/01/2025	100	103
3.600%, 01/15/2028	200	197
3.450%, 09/15/2021	50	51
3.300%, 02/15/2021	100	101
3.125%, 01/15/2027	100	96
2.800%, 06/01/2020	100	100
2.250%, 01/15/2022	200	197
AvalonBay Communities MTN
3.500%, 11/15/2025	100	102
3.350%, 05/15/2027	50	51
Boston Properties
4.500%, 12/01/2028	20	21
3.200%, 01/15/2025	50	50
3.125%, 09/01/2023	350	353
Brixmor Operating Partnership
4.125%, 06/15/2026	25	25
3.875%, 08/15/2022	30	31
3.650%, 06/15/2024	50	50
3.250%, 09/15/2023	350	346
Brookfield Property
5.750%, 05/15/2026 (A)	131	133
Camden Property Trust
4.100%, 10/15/2028	20	21
CBL & Associates
5.950%, 12/15/2026	175	122
Corporate Office Properties
5.000%, 07/01/2025	50	52
Crown Castle International
5.250%, 01/15/2023	50	54
4.750%, 05/15/2047	225	224
4.450%, 02/15/2026	365	383
4.000%, 03/01/2027	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 02/15/2028	$50	$50
3.650%, 09/01/2027	35	35
3.400%, 02/15/2021	55	55
3.200%, 09/01/2024	35	35
3.150%, 07/15/2023	330	330
2.250%, 09/01/2021	55	54
CubeSmart
3.125%, 09/01/2026	50	48
CyrusOne
5.000%, 03/15/2024	100	102
Digital Realty Trust
3.950%, 07/01/2022	100	103
3.700%, 08/15/2027	50	50
2.750%, 02/01/2023	50	49
Duke Realty
3.875%, 10/15/2022	50	51
EPR Properties
4.750%, 12/15/2026	50	52
Equinix
5.875%, 01/15/2026	650	687
5.375%, 01/01/2022	100	102
5.375%, 05/15/2027	40	42
ERP Operating
4.000%, 08/01/2047	50	50
3.375%, 06/01/2025	100	102
3.250%, 08/01/2027	50	50
Essex Portfolio
4.500%, 03/15/2048	50	51
4.000%, 03/01/2029	100	103
3.375%, 04/15/2026	50	49
Federal Realty Investment Trust
4.500%, 12/01/2044	50	52
Five Point Operating
7.875%, 11/15/2025 (A)	100	100
GLP Capital
5.750%, 06/01/2028	15	16
5.375%, 11/01/2023	15	16
5.375%, 04/15/2026	30	31
5.250%, 06/01/2025	15	16
4.875%, 11/01/2020	40	41
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	97	97
HCP
4.000%, 12/01/2022	50	52
4.000%, 06/01/2025	100	103
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	39
Highwoods Realty
3.200%, 06/15/2021	100	100
Hospitality Properties Trust
4.950%, 02/15/2027	70	70
4.500%, 03/15/2025	50	51

Adviser Managed Trust / Quarterly Report / April 30, 2019	87

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 02/15/2030	$50	$47
3.950%, 01/15/2028	30	28
Host Hotels & Resorts
4.000%, 06/15/2025	65	65
3.875%, 04/01/2024	50	50
Howard Hughes
5.375%, 03/15/2025 (A)	200	202
Hudson Pacific Properties
3.950%, 11/01/2027	50	49
Iron Mountain
6.000%, 08/15/2023	100	102
5.250%, 03/15/2028 (A)	200	197
4.875%, 09/15/2027 (A)	125	121
4.375%, 06/01/2021 (A)	100	101
Kilroy Realty
4.375%, 10/01/2025	100	104
Kimco Realty
4.450%, 09/01/2047	50	49
3.200%, 05/01/2021	45	45
Lamar Media
5.375%, 01/15/2024	100	102
Liberty Property
3.375%, 06/15/2023	95	96
Life Storage
3.875%, 12/15/2027	50	49
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	75	79
5.625%, 05/01/2024	250	262
4.500%, 09/01/2026	135	133
Mid-America Apartments
4.000%, 11/15/2025	50	52
3.950%, 03/15/2029	50	51
3.600%, 06/01/2027	50	50
MPT Operating Partnership
6.375%, 03/01/2024	100	105
5.250%, 08/01/2026	100	102
5.000%, 10/15/2027	300	301
National Retail Properties
4.000%, 11/15/2025	65	67
3.600%, 12/15/2026	50	50
3.500%, 10/15/2027	50	49
Newmark Group
6.125%, 11/15/2023	155	163
Office Properties Income Trust
4.500%, 02/01/2025	100	97
Physicians Realty
3.950%, 01/15/2028	50	48
Prologis
3.750%, 11/01/2025	65	68
Public Storage
3.094%, 09/15/2027	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.370%, 09/15/2022	$100	$99
Realogy Group
9.375%, 04/01/2027 (A)	99	103
5.250%, 12/01/2021 (A)	200	201
4.875%, 06/01/2023 (A)	50	48
Realty Income
4.650%, 08/01/2023	50	53
3.250%, 10/15/2022	60	61
Regency Centers
4.650%, 03/15/2049	30	31
4.400%, 02/01/2047	35	35
3.600%, 02/01/2027	30	30
Sabra Health Care
5.500%, 02/01/2021	50	50
SBA Communications
4.875%, 07/15/2022	100	102
4.875%, 09/01/2024	150	152
4.000%, 10/01/2022	200	201
Simon Property Group
4.250%, 11/30/2046	50	52
3.250%, 11/30/2026	50	50
2.750%, 06/01/2023	50	50
2.625%, 06/15/2022	50	50
2.500%, 09/01/2020	100	100
SITE Centers
4.700%, 06/01/2027	35	36
3.625%, 02/01/2025	87	86
STORE Capital
4.625%, 03/15/2029	50	51
Tanger Properties
3.125%, 09/01/2026	50	46
UDR MTN
3.750%, 07/01/2024	100	102
Uniti Group
8.250%, 10/15/2023	210	196
7.125%, 12/15/2024 (A)	100	90
6.000%, 04/15/2023 (A)	133	128
Ventas Realty
4.000%, 03/01/2028	100	101
3.250%, 10/15/2026	50	49
VEREIT Operating Partnership
4.875%, 06/01/2026	30	32
4.600%, 02/06/2024	325	337
4.125%, 06/01/2021	20	20
3.950%, 08/15/2027	40	40
Vornado Realty
3.500%, 01/15/2025	50	50
Washington Prime Group
5.950%, 08/15/2024	125	116
Welltower
6.500%, 03/15/2041	70	86
4.950%, 01/15/2021	45	46

88	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2026	$50	$52
4.125%, 03/15/2029	50	51
3.950%, 09/01/2023	300	311
WeWork
7.875%, 05/01/2025 (A)	180	178
Weyerhaeuser
7.375%, 03/15/2032	100	134
WP Carey
4.600%, 04/01/2024	50	52

		13,276

Utilities — 1.6%
AEP Texas
3.800%, 10/01/2047	100	95
AEP Transmission
3.750%, 12/01/2047	250	244
AES
6.000%, 05/15/2026	100	106
5.125%, 09/01/2027	250	260
4.500%, 03/15/2023	145	147
Alabama Power
3.750%, 03/01/2045	100	97
Ameren
2.700%, 11/15/2020	100	100
Ameren Illinois
3.800%, 05/15/2028	25	26
3.250%, 03/01/2025	100	102
American Water Capital
6.593%, 10/15/2037	100	131
AmeriGas Partners
5.750%, 05/20/2027	250	258
5.625%, 05/20/2024	170	178
5.500%, 05/20/2025	90	92
Appalachian Power
7.000%, 04/01/2038	100	134
4.500%, 03/01/2049	150	157
3.400%, 06/01/2025	50	51
Arizona Public Service
2.950%, 09/15/2027	300	292
Atmos Energy
4.125%, 10/15/2044	100	103
4.125%, 03/15/2049	80	82
Avangrid
3.150%, 12/01/2024	250	247
Baltimore Gas & Electric
2.400%, 08/15/2026	250	236
Banff Merger Sub
9.750%, 09/01/2026 (A)	295	296
Berkshire Hathaway Energy
6.125%, 04/01/2036	47	60
3.800%, 07/15/2048	225	215
3.250%, 04/15/2028	230	229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 01/15/2023	$40	$40
2.375%, 01/15/2021	25	25
Black Hills
3.950%, 01/15/2026	209	212
Calpine
5.750%, 01/15/2025	200	198
5.500%, 02/01/2024	370	367
5.375%, 01/15/2023	100	101
5.250%, 06/01/2026 (A)	250	250
CenterPoint Energy
2.500%, 09/01/2022	150	147
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	109
4.250%, 02/01/2049	15	16
CenterPoint Energy Resources
4.500%, 01/15/2021	50	51
Clearway Energy Operating
5.750%, 10/15/2025 (A)	50	51
5.375%, 08/15/2024	200	203
Cleco Corporate Holdings
4.973%, 05/01/2046	35	36
3.743%, 05/01/2026	50	49
CMS Energy
3.450%, 08/15/2027	250	250
Commonwealth Edison
4.000%, 03/01/2048	100	101
4.000%, 03/01/2049	400	406
3.700%, 03/01/2045	50	48
2.950%, 08/15/2027	100	98
Connecticut Light & Power
4.300%, 04/15/2044	100	106
4.150%, 06/01/2045	100	104
4.000%, 04/01/2048	25	26
Consolidated Edison
2.000%, 05/15/2021	100	99
Consolidated Edison of New York
6.300%, 08/15/2037	100	129
4.450%, 03/15/2044	100	106
4.300%, 12/01/2056	100	100
Consumers Energy
3.950%, 05/15/2043	50	51
2.850%, 05/15/2022	100	100
Delmarva Power & Light
4.150%, 05/15/2045	50	51
Dominion Energy
4.050%, 09/15/2042	100	96
2.850%, 08/15/2026	230	220
2.579%, 07/01/2020	250	249
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	26
3.600%, 12/15/2024	100	102

Adviser Managed Trust / Quarterly Report / April 30, 2019	89

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DPL
4.350%, 04/15/2029 (A)	$45	$45
DTE Electric
3.950%, 03/01/2049	400	409
3.750%, 08/15/2047	100	98
3.700%, 03/15/2045	50	49
3.700%, 06/01/2046	250	242
DTE Energy
3.300%, 06/15/2022	50	51
2.850%, 10/01/2026	250	238
Duke Energy
3.750%, 04/15/2024	100	103
3.150%, 08/15/2027	300	295
Duke Energy Carolinas
4.250%, 12/15/2041	100	105
3.950%, 03/15/2048	50	50
3.350%, 05/15/2022	100	103
3.050%, 03/15/2023	50	51
2.950%, 12/01/2026	100	99
Duke Energy Florida
4.200%, 07/15/2048	100	105
3.800%, 07/15/2028	100	104
3.200%, 01/15/2027	250	251
Duke Energy Indiana
3.750%, 05/15/2046	250	243
Duke Energy Ohio
3.700%, 06/15/2046	214	206
Duke Energy Progress
4.150%, 12/01/2044	50	52
3.450%, 03/15/2029	240	245
Edison International
4.125%, 03/15/2028	250	242
2.950%, 03/15/2023	50	48
2.400%, 09/15/2022	180	171
El Paso Electric
5.000%, 12/01/2044	50	52
Emera US Finance
4.750%, 06/15/2046	235	240
3.550%, 06/15/2026	285	282
Enel Chile
4.875%, 06/12/2028	200	212
Entergy
5.125%, 09/15/2020	50	51
4.000%, 07/15/2022	100	103
2.950%, 09/01/2026	100	97
Entergy Arkansas
3.700%, 06/01/2024	100	104
Entergy Mississippi
2.850%, 06/01/2028	225	217
Evergy
4.850%, 06/01/2021	55	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eversource Energy
3.150%, 01/15/2025	$100	$100
Exelon
5.625%, 06/15/2035	100	115
5.100%, 06/15/2045	100	113
3.950%, 06/15/2025	100	105
Exelon Generation
5.600%, 06/15/2042	100	106
FirstEnergy
7.375%, 11/15/2031	70	92
4.250%, 03/15/2023	40	42
3.900%, 07/15/2027	300	304
Florida Power & Light
5.950%, 02/01/2038	100	129
4.125%, 06/01/2048	250	263
4.050%, 10/01/2044	100	104
3.700%, 12/01/2047	200	196
Fortis
3.055%, 10/04/2026	300	288
Georgia Power
4.300%, 03/15/2042	25	25
Interstate Power & Light
3.700%, 09/15/2046	250	230
ITC Holdings
3.250%, 06/30/2026	30	29
Kansas City Power & Light
4.200%, 06/15/2047	100	103
4.125%, 04/01/2049	100	103
Kentucky Utilities
5.125%, 11/01/2040	94	112
MidAmerican Energy
4.250%, 07/15/2049	50	53
3.950%, 08/01/2047	250	252
3.650%, 04/15/2029	250	260
3.650%, 08/01/2048	250	241
3.100%, 05/01/2027	50	50
National Fuel Gas
5.200%, 07/15/2025	100	106
3.950%, 09/15/2027	100	96
Nevada Power
3.700%, 05/01/2029	155	160
NextEra Energy Capital Holdings
5.650%, VAR ICE LIBOR USD 3 Month+3.156%, 05/01/2079	100	102
3.500%, 04/01/2029	100	100
3.150%, 04/01/2024	100	100
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	108	106
4.250%, 09/15/2024 (A)	136	137
NiSource
5.950%, 06/15/2041	100	118
5.650%, 02/01/2045	50	59

90	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 03/30/2048	$100	$95
3.490%, 05/15/2027	50	50
Northern States Power
4.125%, 05/15/2044	100	103
2.200%, 08/15/2020	50	50
NRG Energy
6.625%, 01/15/2027	525	562
5.750%, 01/15/2028	109	115
NSTAR Electric
3.200%, 05/15/2027	100	100
Ohio Edison
6.875%, 07/15/2036	100	129
Oklahoma Gas & Electric
3.850%, 08/15/2047	250	237
Oncor Electric Delivery
4.100%, 11/15/2048	100	106
2.950%, 04/01/2025	50	50
ONE Gas
4.500%, 11/01/2048	45	49
PacifiCorp
3.600%, 04/01/2024	50	52
Piedmont Natural Gas
3.640%, 11/01/2046	25	23
Pinnacle West Capital
2.250%, 11/30/2020	45	45
Potomac Electric Power
6.500%, 11/15/2037	100	131
PPL Capital Funding
4.000%, 09/15/2047	100	93
3.400%, 06/01/2023	100	101
PPL Electric Utilities
4.150%, 10/01/2045	100	104
Progress Energy
4.400%, 01/15/2021	100	102
PSEG Power
8.625%, 04/15/2031	100	135
Public Service Electric & Gas MTN
3.000%, 05/15/2027	100	99
Public Service Enterprise Group
2.000%, 11/15/2021	100	98
San Diego Gas & Electric
3.750%, 06/01/2047	250	232
Sempra Energy
3.800%, 02/01/2038	100	92
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	100
South Carolina Electric & Gas
5.100%, 06/01/2065	100	118
4.250%, 08/15/2028	15	16
Southern
4.250%, 07/01/2036	230	229
3.250%, 07/01/2026	250	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 07/01/2023	$100	$100
2.350%, 07/01/2021	50	49
Southern California Edison
4.875%, 03/01/2049	100	106
4.650%, 10/01/2043	100	101
3.700%, 08/01/2025	60	61
3.500%, 10/01/2023	50	50
Southern California Gas
4.300%, 01/15/2049	25	26
Southern Gas Capital
3.500%, 09/15/2021	100	101
Southern Power
4.150%, 12/01/2025	50	52
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	47
Suburban Propane Partners
5.500%, 06/01/2024	150	149
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	104
6.500%, 06/01/2025	150	132
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	145
4.250%, 01/31/2023 (A)	70	69
Union Electric
3.650%, 04/15/2045	100	97
3.500%, 03/15/2029	100	102
Virginia Electric & Power
8.875%, 11/15/2038	50	78
4.600%, 12/01/2048	260	285
4.200%, 05/15/2045	25	26
3.800%, 09/15/2047	250	241
2.750%, 03/15/2023	50	50
Vistra Operations
5.625%, 02/15/2027 (A)	615	631
5.500%, 09/01/2026 (A)	105	108
Washington Gas Light MTN
3.796%, 09/15/2046	35	33
WEC Energy Group
3.550%, 06/15/2025	100	102
3.100%, 03/08/2022	45	45
2.450%, 06/15/2020	50	50
Xcel Energy
4.700%, 05/15/2020	25	25
4.000%, 06/15/2028	250	261
2.600%, 03/15/2022	250	248

		25,231

Total Corporate Obligations (Cost $464,763) ($ Thousands)		469,625

Adviser Managed Trust / Quarterly Report / April 30, 2019	91

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 29.0%
U.S. Treasury Bonds
7.125%, 02/15/2023	$2,000	$2,350
6.250%, 08/15/2023	2,500	2,903
5.375%, 02/15/2031	500	643
5.000%, 05/15/2037	1,250	1,663
4.750%, 02/15/2037	750	969
4.750%, 02/15/2041	510	670
4.625%, 02/15/2040	4,000	5,160
4.500%, 02/15/2036	650	811
4.500%, 05/15/2038	150	190
4.375%, 02/15/2038	1,000	1,245
4.375%, 05/15/2040	750	937
4.375%, 05/15/2041	3,000	3,756
4.250%, 05/15/2039	250	307
3.875%, 08/15/2040	1,225	1,433
3.750%, 08/15/2041	1,000	1,148
3.750%, 11/15/2043	10,000	11,484
3.625%, 08/15/2043	500	563
3.625%, 02/15/2044	180	203
3.500%, 02/15/2039	300	334
3.375%, 05/15/2044	1,055	1,142
3.375%, 11/15/2048	300	326
3.125%, 02/15/2042	1,000	1,042
3.125%, 08/15/2044	800	829
3.125%, 05/15/2048	4,500	4,662
3.000%, 11/15/2044	2,525	2,562
3.000%, 05/15/2045	10,700	10,858
3.000%, 11/15/2045	1,500	1,522
3.000%, 02/15/2047	2,350	2,384
3.000%, 05/15/2047	1,500	1,519
3.000%, 02/15/2048	1,000	1,011
3.000%, 08/15/2048	3,800	3,843
3.000%, 02/15/2049	1,000	1,012
2.875%, 05/15/2043	2,625	2,611
2.875%, 08/15/2045	750	743
2.875%, 11/15/2046	2,250	2,226
2.750%, 08/15/2042	6,000	5,856
2.750%, 08/15/2047	1,000	963
2.750%, 11/15/2047	1,200	1,155
2.500%, 02/15/2045	500	461
2.500%, 02/15/2046	700	643
2.500%, 05/15/2046	650	597
2.250%, 02/15/2027	2,500	2,466
2.250%, 08/15/2046	3,600	3,135
U.S. Treasury Notes
3.625%, 02/15/2021	2,500	2,558
3.500%, 05/15/2020	2,000	2,022
3.125%, 05/15/2021	6,250	6,354
3.125%, 11/15/2028	15,400	16,207
2.875%, 10/15/2021	2,000	2,029
2.875%, 09/30/2023	2,000	2,050
2.875%, 10/31/2023	19,500	19,994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.875%, 11/30/2023	$1,500	$1,539
2.875%, 04/30/2025	2,000	2,058
2.875%, 05/31/2025	2,000	2,058
2.875%, 05/15/2028	500	516
2.875%, 08/15/2028	2,500	2,578
2.750%, 04/30/2023	15,000	15,274
2.750%, 05/31/2023	20,000	20,371
2.750%, 07/31/2023	5,000	5,096
2.750%, 08/31/2023	4,000	4,078
2.750%, 11/15/2023	1,000	1,020
2.750%, 02/15/2024	2,750	2,808
2.750%, 02/15/2028	2,500	2,553
2.625%, 08/15/2020	15,500	15,555
2.625%, 12/15/2021	15,000	15,146
2.625%, 12/31/2023	5,500	5,583
2.625%, 12/31/2025	2,500	2,536
2.500%, 06/30/2020	5,000	5,007
2.500%, 12/31/2020	5,000	5,015
2.500%, 01/15/2022	5,000	5,032
2.500%, 03/31/2023	2,500	2,522
2.500%, 01/31/2024	7,000	7,065
2.500%, 05/15/2024	2,450	2,474
2.500%, 01/31/2025	1,500	1,514
2.375%, 01/31/2023	3,000	3,012
2.375%, 02/29/2024	5,000	5,023
2.375%, 05/15/2027	5,800	5,770
2.250%, 07/31/2021	4,000	3,999
2.250%, 12/31/2023	1,000	998
2.250%, 01/31/2024	1,000	998
2.250%, 04/30/2024	3,000	2,995
2.250%, 11/15/2024	6,000	5,977
2.250%, 12/31/2024	2,000	1,992
2.250%, 11/15/2025	3,500	3,472
2.250%, 03/31/2026	3,000	2,973
2.250%, 08/15/2027	2,000	1,968
2.250%, 11/15/2027	1,500	1,474
2.125%, 08/31/2020	1,000	997
2.125%, 01/31/2021	1,500	1,495
2.125%, 09/30/2021	2,500	2,493
2.125%, 12/31/2021	1,000	997
2.125%, 12/31/2022	15,000	14,932
2.125%, 11/30/2023	700	695
2.125%, 02/29/2024	1,500	1,489
2.125%, 03/31/2024	1,500	1,489
2.125%, 05/15/2025	2,500	2,467
2.000%, 10/31/2021	2,000	1,988
2.000%, 11/15/2021	5,000	4,970
2.000%, 02/15/2022	3,000	2,981
2.000%, 10/31/2022	2,000	1,983
2.000%, 11/30/2022	1,000	991
2.000%, 05/31/2024	1,000	986
2.000%, 02/15/2025	2,850	2,797

92	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.000%, 08/15/2025	$1,200	$1,174
2.000%, 11/15/2026	10,000	9,707
1.875%, 01/31/2022	4,500	4,455
1.875%, 02/28/2022	2,000	1,980
1.875%, 03/31/2022	1,500	1,485
1.875%, 04/30/2022	3,000	2,967
1.875%, 05/31/2022	10,000	9,890
1.875%, 07/31/2022	10,000	9,884
1.875%, 08/31/2024	1,000	979
1.750%, 12/31/2020	3,000	2,972
1.750%, 11/30/2021	4,000	3,950
1.750%, 05/31/2022	1,500	1,478
1.750%, 01/31/2023	2,000	1,964
1.750%, 05/15/2023	1,750	1,715
1.625%, 08/31/2022	2,000	1,960
1.625%, 05/31/2023	500	487
1.625%, 02/15/2026	2,650	2,523
1.625%, 05/15/2026	2,000	1,899
1.500%, 07/15/2020	2,000	1,980
1.500%, 02/28/2023	750	729
1.500%, 03/31/2023	2,000	1,943
1.500%, 08/15/2026	2,000	1,878
1.375%, 05/31/2020	750	742
1.375%, 01/31/2021	1,000	984
1.375%, 04/30/2021	4,000	3,930
1.375%, 05/31/2021	3,000	2,945
1.375%, 08/31/2023	1,500	1,445
1.375%, 09/30/2023	1,000	962
1.250%, 03/31/2021	5,000	4,904
1.250%, 10/31/2021	3,000	2,927
1.125%, 02/28/2021	3,500	3,427
1.125%, 06/30/2021	5,000	4,881
1.125%, 07/31/2021	5,500	5,364
1.125%, 09/30/2021	1,500	1,461

Total U.S. Treasury Obligations (Cost $454,379) ($ Thousands)		455,321

MORTGAGE-BACKED SECURITIES — 22.4%

Agency Mortgage-Backed Obligations — 21.5%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	1,052	1,149
5.000%, 09/01/2023 to 11/01/2041	1,774	1,900
4.500%, 08/01/2040 to 02/01/2045	2,277	2,412
4.000%, 12/01/2040 to 05/01/2048	7,729	7,998
3.500%, 10/01/2020 to 12/01/2047	13,043	13,236
3.000%, 09/01/2029 to 01/01/2047	11,606	11,530
2.500%, 10/01/2029 to 06/01/2031	2,706	2,680
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/2025 (D)	$1,500	$1,543
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	399
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl AM
3.200%, 06/25/2027	900	914
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	200	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/2028	550	590
FHLMC Multifamily Structured Pass-Through Certificates, Ser K088, Cl A2
3.690%, 01/25/2029	409	432
FHLMC Multifamily Structured Pass-Through Certificates, Ser K089, Cl A2
3.563%, 01/25/2029	571	597
FHLMC Multifamily Structured Pass-Through Certificates, Ser K090, Cl A2
3.422%, 02/25/2029	262	271
FHLMC Multifamily Structured Pass-Through Certificates, Ser K156, Cl A1
3.700%, 05/25/2030	1,285	1,349
FNMA
6.000%, 07/01/2036 to 10/01/2039	617	688
5.500%, 01/01/2035 to 09/01/2041	1,887	2,071
5.000%, 07/01/2040 to 05/01/2042	2,737	2,943
4.500%, 11/01/2040 to 01/01/2049	29,273	30,629
4.000%, 07/01/2019 to 03/01/2049	45,689	47,090
3.500%, 01/01/2027 to 07/01/2048	65,812	66,772
3.000%, 08/01/2029 to 01/01/2047	31,529	31,335
2.500%, 07/01/2028 to 03/01/2043	4,009	3,970
FNMA TBA
4.500%, 05/01/2038	2,500	2,601
4.000%, 05/01/2039	5,000	5,131
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	405	407
FNMA, Ser 2014-M11, Cl 2A
3.410%, 08/25/2026 (D)	465	480
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	347
FNMA, Ser 2016-M1, Cl A2
2.939%, 01/25/2026 (D)	275	276
FNMA, Ser 2018-M1, Cl A2
3.086%, 12/25/2027 (D)	115	115
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	275	279
2.469%, 04/25/2026	750	731

Adviser Managed Trust / Quarterly Report / April 30, 2019	93

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA
6.500%, 11/15/2038	$91	$105
5.500%, 01/15/2033 to 10/20/2043	893	979
5.000%, 10/15/2033 to 11/20/2046	1,079	1,143
4.500%, 04/15/2040 to 02/20/2049	13,606	14,188
4.000%, 04/15/2040 to 03/20/2049	31,706	32,715
3.500%, 06/20/2042 to 07/20/2047	31,500	32,089
3.000%, 05/15/2042 to 05/20/2047	12,576	12,572

		337,372

Non-Agency Mortgage-Backed Obligations — 0.9%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	200
BANK, Ser 2019-BN17, Cl A4
3.714%, 04/15/2052	265	275
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A5
4.121%, 07/15/2051	100	107
BENCHMARK Mortgage Trust, Ser 2019-B10, Cl A4
3.717%, 03/15/2062	260	269
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	153
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	554
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	276
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl AS
3.863%, 07/10/2047	1,000	1,032
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	240	247
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	307
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	1,000	1,070
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	282
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	196	202
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	254
CSAIL Commercial Mortgage Trust, Ser 2017-CX10, Cl A5
3.458%, 11/15/2050 (D)	325	329
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AS
4.258%, 04/10/2047	$297	$305
GS Mortgage Securities Trust, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	277
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	506
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	295	310
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	520
JPMCC Commercial Mortgage Securities Trust, Ser 2019-COR4, Cl A5
4.029%, 03/10/2052	300	317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	426	437
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	500	503
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, Cl A5
3.102%, 11/15/2049	579	578
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	489
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	200	215
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl ASB
4.195%, 08/15/2051	500	532
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	309
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	500	518
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl B
4.694%, 09/15/2058 (D)	800	850
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	308
Wells Fargo Commercial Mortgage Trust, Ser 2019-C50, Cl A5
3.729%, 05/15/2052	65	67

94	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl AS
3.388%, 11/15/2045	$210	$211
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	264
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	307

		13,743

Total Mortgage-Backed Securities (Cost $353,026) ($ Thousands)		351,115

SOVEREIGN DEBT — 15.5%

Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	336
9.375%, 05/08/2048 (A)	200	215
8.250%, 05/09/2028 (A)	600	627
Argentine Republic Government International Bond
8.280%, 12/31/2033	210	156
7.625%, 04/22/2046	500	347
7.500%, 04/22/2026	900	675
7.125%, 07/06/2036	450	309
7.125%, 06/28/2117	1,250	832
6.875%, 04/22/2021	500	420
6.875%, 01/26/2027	450	323
6.875%, 01/11/2048	200	132
6.625%, 07/06/2028	200	140
5.875%, 01/11/2028	2,050	1,418
5.625%, 01/26/2022	400	311
5.250%, 03/31/2029	600	313
4.625%, 01/11/2023	1,550	1,143
Armenia Government International Bond
7.150%, 03/26/2025	200	222
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	206
3.500%, 09/01/2032 (A)	350	313
Bahamas Government International Bond
6.000%, 11/21/2028 (A)	200	212
Bahrain Government International Bond
7.500%, 09/20/2047 (A)	300	320
7.000%, 01/26/2026 (A)	200	215
7.000%, 10/12/2028 (A)	500	540
6.750%, 09/20/2029 (A)	200	212
6.125%, 07/05/2022 (A)	200	207
6.125%, 08/01/2023 (A)	500	521
5.875%, 01/26/2021 (A)	200	203

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Belarus Government International Bond
6.875%, 02/28/2023 (A)		$200	$209
6.200%, 02/28/2030 (A)		300	296
Belize Government International Bond
0.000%, 02/20/2034		100	60
Bolivian Government International Bond
5.950%, 08/22/2023		300	313
4.500%, 03/20/2028 (A)		200	187
Brazilian Government International Bond
8.875%, 04/15/2024		100	124
8.250%, 01/20/2034		350	445
7.125%, 01/20/2037		200	234
6.000%, 04/07/2026		350	386
5.625%, 01/07/2041		250	249
5.625%, 02/21/2047		1,100	1,081
5.000%, 01/27/2045		550	502
4.875%, 01/22/2021		300	309
4.625%, 01/13/2028		1,200	1,204
4.500%, 05/30/2029		200	195
4.250%, 01/07/2025		950	962
2.625%, 01/05/2023		900	872
Bundesobligation
-0.438%, 04/08/2022 (C)(E)	EUR	687	783
-0.584%, 04/17/2020 (C)(E)		131	147
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		273	511
4.750%, 07/04/2040		7	15
4.000%, 01/04/2037		37	67
2.500%, 07/04/2044		255	414
2.500%, 08/15/2046		153	252
2.000%, 01/04/2022		631	757
2.000%, 08/15/2023		530	658
1.750%, 02/15/2024		546	677
1.250%, 08/15/2048		87	113
1.000%, 08/15/2024		2	2
1.000%, 08/15/2025		29	35
0.500%, 02/15/2025		619	729
0.500%, 02/15/2026		37	44
0.500%, 02/15/2028		464	547
0.250%, 02/15/2027		15	17
-0.127%, 08/15/2026 (C)(E)		20	23
Bundesschatzanweisungen
-0.568%, 12/11/2020 (C)(E)		275	311
-0.581%, 03/13/2020 (C)(E)		104	117
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	214
Canadian Government International Bond
4.000%, 06/01/2041	CAD	15	15
3.500%, 12/01/2045		314	304
2.625%, 01/25/2022		$410	414
2.250%, 06/01/2025	CAD	532	410
2.000%, 11/15/2022		$300	297

Adviser Managed Trust / Quarterly Report / April 30, 2019	95

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.000%, 06/01/2028	CAD	560	$427
1.500%, 03/01/2020		833	618
Chile Government International Bond
3.875%, 08/05/2020		$150	153
3.860%, 06/21/2047		300	301
3.240%, 02/06/2028		1,000	1,005
3.125%, 01/21/2026		200	201
China Government International Bond
4.000%, 10/19/2048		200	205
3.500%, 10/19/2028		200	208
3.250%, 10/19/2023		200	205
2.625%, 11/02/2027		200	194
2.125%, 11/02/2022		200	196
Colombia Government International Bond
7.375%, 09/18/2037		200	261
6.125%, 01/18/2041		1,250	1,470
5.625%, 02/26/2044		200	225
5.200%, 05/15/2049		1,000	1,070
5.000%, 06/15/2045		500	523
4.500%, 01/28/2026		200	210
4.500%, 03/15/2029		800	843
4.375%, 07/12/2021		550	566
4.000%, 02/26/2024		300	309
3.875%, 04/25/2027		800	811
2.625%, 03/15/2023		750	735
Costa Rica Government International Bond
7.158%, 03/12/2045		400	389
7.000%, 04/04/2044 (A)		200	192
4.375%, 04/30/2025 (A)		200	186
Croatia Government International Bond
6.625%, 07/14/2020 (A)		100	104
6.375%, 03/24/2021		650	688
6.000%, 01/26/2024		200	224
5.500%, 04/04/2023		250	271
Dominican Republic International Bond
7.500%, 05/06/2021		100	104
7.450%, 04/30/2044		150	170
6.875%, 01/29/2026 (A)		200	221
6.850%, 01/27/2045		300	321
6.600%, 01/28/2024		100	108
6.500%, 02/15/2048 (A)		200	208
6.000%, 07/19/2028 (A)		600	632
5.950%, 01/25/2027 (A)		200	211
5.875%, 04/18/2024		500	521
5.500%, 01/27/2025		500	516
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		900	1,007
9.650%, 12/13/2026 (A)		200	213
9.625%, 06/02/2027 (A)		200	212
8.875%, 10/23/2027 (A)		200	203
8.750%, 06/02/2023 (A)		200	212
7.950%, 06/20/2024		200	203

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.875%, 01/23/2028 (A)		$1,300	$1,253
Egypt Government International Bond
8.500%, 01/31/2047 (A)		200	203
7.903%, 02/21/2048 (A)		600	579
7.600%, 03/01/2029 (A)		200	202
7.500%, 01/31/2027 (A)		400	412
6.875%, 04/30/2040		200	184
6.588%, 02/21/2028 (A)		500	483
5.875%, 06/11/2025		200	196
5.577%, 02/21/2023 (A)		1,350	1,336
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		600	664
7.650%, 06/15/2035		60	62
7.625%, 02/01/2041 (A)		150	154
6.375%, 01/18/2027		100	98
5.875%, 01/30/2025		50	48
Ethiopia Government International Bond
6.625%, 12/11/2024		200	205
Export Development Canada
2.625%, 02/21/2024		500	505
2.500%, 01/24/2023		400	402
2.000%, 05/17/2022		200	198
1.375%, 10/21/2021		100	98
Export-Import Bank of Korea
3.500%, 11/27/2021		500	508
2.875%, 01/21/2025		100	99
2.625%, 05/26/2026		200	192
French Republic Government Bond OAT
8.500%, 04/25/2023	EUR	1	2
5.750%, 10/25/2032		29	54
5.500%, 04/25/2029		20	34
4.750%, 04/25/2035		263	471
4.500%, 04/25/2041		280	525
4.250%, 10/25/2023		428	579
4.000%, 10/25/2038		54	93
4.000%, 04/25/2055		9	17
4.000%, 04/25/2060		8	16
3.750%, 04/25/2021		700	852
3.500%, 04/25/2020		97	113
3.250%, 10/25/2021		107	131
3.250%, 05/25/2045		180	292
3.000%, 04/25/2022		263	326
2.750%, 10/25/2027		417	571
2.500%, 10/25/2020		1	1
2.500%, 05/25/2030		366	501
2.250%, 05/25/2024		150	190
2.000%, 05/25/2048 (A)		245	318
1.750%, 05/25/2023		1	1
1.750%, 11/25/2024		385	478
1.750%, 05/25/2066 (A)		125	146
1.500%, 05/25/2031		384	478
1.250%, 05/25/2034		126	151

96	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.250%, 05/25/2036 (A)	EUR	332	$392
1.000%, 11/25/2025		665	798
0.750%, 11/25/2028		375	438
0.500%, 05/25/2025		481	559
-0.445%, 05/25/2021 (C)(E)		1	1
-0.530%, 05/25/2020 (C)(E)		140	158
Gabon Government International Bond
6.950%, 06/16/2025		$300	292
6.375%, 12/12/2024		200	193
Ghana Government International Bond
10.750%, 10/14/2030		300	369
8.950%, 03/26/2051 (A)		200	198
8.125%, 01/18/2026		200	207
8.125%, 03/26/2032 (A)		200	198
7.875%, 08/07/2023		200	210
7.875%, 03/26/2027 (A)		200	203
7.625%, 05/16/2029 (A)		300	295
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	210
4.875%, 02/13/2028		100	101
4.375%, 06/05/2027 (A)		300	294
Honduras Government International Bond
7.500%, 03/15/2024		200	218
6.250%, 01/19/2027 (A)		150	158
Hungary Government International Bond
7.625%, 03/29/2041		300	451
6.375%, 03/29/2021		550	585
5.750%, 11/22/2023		200	222
5.375%, 02/21/2023		900	972
5.375%, 03/25/2024		450	495
Indonesia Government International Bond
8.500%, 10/12/2035		100	144
7.750%, 01/17/2038		300	415
6.750%, 01/15/2044 (A)		275	356
6.625%, 02/17/2037		225	280
5.950%, 01/08/2046 (A)		200	238
5.875%, 01/15/2024 (A)		200	221
5.375%, 10/17/2023 (A)		200	217
5.350%, 02/11/2049		800	893
5.250%, 01/17/2042 (A)		1,150	1,249
5.250%, 01/08/2047 (A)		200	218
5.125%, 01/15/2045 (A)		200	215
4.875%, 05/05/2021 (A)		700	724
4.750%, 01/08/2026 (A)		200	213
4.750%, 02/11/2029		650	696
4.625%, 04/15/2043 (A)		400	405
4.450%, 02/11/2024		550	576
4.350%, 01/08/2027 (A)		200	208
4.350%, 01/11/2048		500	492
4.125%, 01/15/2025 (A)		200	206
4.100%, 04/24/2028		600	613
3.850%, 07/18/2027 (A)		200	201

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.750%, 04/25/2022 (A)		$450	$457
3.700%, 01/08/2022 (A)		200	203
3.500%, 01/11/2028		200	196
3.375%, 04/15/2023 (A)		200	201
2.950%, 01/11/2023		200	198
Iraq Government AID Bond
2.149%, 01/18/2022		320	318
Iraq Government International Bond
6.752%, 03/09/2023 (A)		400	406
5.800%, 01/15/2028 (A)		250	242
Israel Government International Bond
4.500%, 01/30/2043		200	215
4.125%, 01/17/2048		200	206
3.250%, 01/17/2028		100	102
2.875%, 03/16/2026		300	300
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027	EUR	104	154
6.000%, 05/01/2031		267	399
5.250%, 11/01/2029		15	21
5.000%, 08/01/2034 (A)		330	461
5.000%, 08/01/2039 (A)		211	297
5.000%, 09/01/2040 (A)		195	273
4.750%, 09/01/2028 (A)		299	403
4.750%, 09/01/2044 (A)		28	38
4.250%, 03/01/2020		563	653
4.000%, 09/01/2020		585	688
4.000%, 02/01/2037 (A)		61	77
3.750%, 05/01/2021 (A)		500	596
3.450%, 03/01/2048 (A)		150	170
3.250%, 09/01/2046 (A)		161	179
2.800%, 12/01/2028		274	317
2.800%, 03/01/2067 (A)		119	114
2.500%, 12/01/2024		368	429
2.500%, 11/15/2025		318	368
2.300%, 10/15/2021		519	603
2.050%, 08/01/2027		296	328
2.000%, 02/01/2028		302	332
1.650%, 03/01/2032 (A)		93	93
1.450%, 05/15/2025		347	380
0.650%, 11/01/2020		544	613
0.650%, 10/15/2023		382	415
0.050%, 04/15/2021		524	582
Italy Government International Bond
6.875%, 09/27/2023		$100	111
5.375%, 06/15/2033		150	159
Ivory Coast Government International Bond
6.375%, 03/03/2028		500	486
6.125%, 06/15/2033 (A)		200	182
5.750%, 12/31/2032		110	104
5.375%, 07/23/2024		200	195
Jamaica Government International Bond
8.000%, 03/15/2039		100	121

Adviser Managed Trust / Quarterly Report / April 30, 2019	97

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.875%, 07/28/2045		$100	$121
6.750%, 04/28/2028		900	1,008
Japan Bank for International Cooperation
3.375%, 10/31/2023		200	206
3.250%, 07/20/2023		500	512
3.125%, 07/20/2021		300	304
2.875%, 06/01/2027		100	100
2.500%, 06/01/2022		200	200
2.375%, 07/21/2022		100	99
2.125%, 07/21/2020		100	100
1.875%, 07/21/2026		200	188
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	102
Japan Government Five Year Bond
0.100%, 06/20/2019	JPY	112,000	1,006
0.100%, 06/20/2020		185,600	1,671
0.100%, 09/20/2020		209,300	1,886
0.100%, 09/20/2021		97,700	883
0.100%, 12/20/2021		105,000	949
0.100%, 09/20/2022		119,000	1,078
0.100%, 03/20/2023		253,100	2,297
0.100%, 06/20/2023		182,000	1,653
Japan Government Forty Year Bond
0.900%, 03/20/2057		77,200	760
Japan Government Ten Year Bond
0.800%, 06/20/2022		67,700	626
0.800%, 12/20/2022		115,800	1,077
0.800%, 09/20/2023		205,500	1,924
0.700%, 12/20/2022		102,250	947
0.400%, 09/20/2025		181,000	1,684
0.100%, 03/20/2026		108,250	990
0.100%, 06/20/2026		118,000	1,079
0.100%, 03/20/2027		120,000	1,098
0.100%, 09/20/2027		146,600	1,341
0.100%, 03/20/2028		162,600	1,486
0.100%, 06/20/2028		164,950	1,507
0.100%, 09/20/2028		170,200	1,554
0.100%, 12/20/2028		63,200	576
Japan Government Thirty Year Bond
2.500%, 03/20/2036		127,700	1,571
2.300%, 03/20/2040		13,150	163
1.700%, 09/20/2044		66,650	773
1.400%, 09/20/2045		45,000	494
0.900%, 09/20/2048		43,000	423
0.800%, 06/20/2047		43,000	414
0.800%, 09/20/2047		38,000	365
0.800%, 03/20/2048		46,000	442
0.600%, 12/20/2046		45,000	412
0.300%, 06/20/2046		48,750	414
Japan Government Twenty Year Bond
1.700%, 09/20/2032		87,000	946

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.600%, 03/20/2033	JPY	130,250	$1,406
1.500%, 03/20/2034		82,000	880
1.000%, 12/20/2035		98,800	996
0.700%, 09/20/2038		54,500	520
0.600%, 12/20/2036		81,000	766
0.600%, 09/20/2037		56,000	528
0.500%, 09/20/2036		118,300	1,102
0.500%, 03/20/2038		74,500	689
0.500%, 06/20/2038		23,500	217
Jordan Government International Bond
7.375%, 10/10/2047 (A)		$100	97
6.125%, 01/29/2026 (A)		300	301
5.750%, 01/31/2027 (A)		200	195
Kazakhstan Government International Bond
6.500%, 07/21/2045 (A)		500	649
5.125%, 07/21/2025 (A)		500	551
4.875%, 10/14/2044 (A)		200	215
Kenya Government International Bond
8.250%, 02/28/2048 (A)		100	99
7.250%, 02/28/2028 (A)		600	595
6.875%, 06/24/2024		200	204
Korea Government International Bond
3.875%, 09/11/2023		200	211
3.500%, 09/20/2028		200	207
Kuwait Government International Bond
3.500%, 03/20/2027 (A)		1,050	1,071
2.750%, 03/20/2022 (A)		500	499
Lebanon Government International Bond
8.250%, 04/12/2021		600	582
7.250%, 03/23/2037		100	79
7.000%, 03/23/2032		100	81
6.850%, 03/23/2027		900	741
6.650%, 11/03/2028		50	40
6.650%, 02/26/2030		550	435
6.600%, 11/27/2026		450	370
6.250%, 05/27/2022		600	529
6.100%, 10/04/2022		400	352
6.000%, 01/27/2023		50	43
Mexico Government International Bond
6.750%, 09/27/2034		525	641
6.050%, 01/11/2040		900	1,032
5.750%, 10/12/2110		500	513
5.550%, 01/21/2045		850	932
4.750%, 03/08/2044		550	541
4.600%, 01/23/2046		600	578
4.600%, 02/10/2048		1,100	1,064
4.500%, 04/22/2029		1,700	1,754
4.350%, 01/15/2047		550	512
4.150%, 03/28/2027		650	659
4.125%, 01/21/2026		550	559
4.000%, 10/02/2023		1,300	1,336
3.750%, 01/11/2028		600	589

98	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.625%, 03/15/2022	$400	$407
3.600%, 01/30/2025	400	399
Mongolia Government International Bond
8.750%, 03/09/2024 (A)	200	221
5.625%, 05/01/2023 (A)	400	394
5.125%, 12/05/2022	100	98
Morocco Government International Bond
5.500%, 12/11/2042 (A)	100	107
4.250%, 12/11/2022 (A)	400	409
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	204
Nigeria Government International Bond
9.248%, 01/21/2049 (A)	250	272
8.747%, 01/21/2031 (A)	500	549
7.875%, 02/16/2032 (A)	200	207
7.696%, 02/23/2038 (A)	300	296
7.625%, 11/21/2025 (A)	200	213
7.625%, 11/28/2047 (A)	100	96
7.143%, 02/23/2030 (A)	300	299
6.500%, 11/28/2027 (A)	400	393
Oman Government International Bond
6.750%, 01/17/2048 (A)	600	544
6.500%, 03/08/2047 (A)	250	223
5.625%, 01/17/2028 (A)	850	808
5.375%, 03/08/2027 (A)	200	188
4.750%, 06/15/2026 (A)	200	185
4.125%, 01/17/2023 (A)	800	773
3.875%, 03/08/2022 (A)	200	194
Pakistan Government International Bond
8.250%, 04/15/2024	400	433
8.250%, 09/30/2025	200	216
Panama Government International Bond
6.700%, 01/26/2036	200	260
4.500%, 05/15/2047	300	315
4.500%, 04/16/2050	500	523
4.300%, 04/29/2053	200	203
4.000%, 09/22/2024	200	208
3.875%, 03/17/2028	1,000	1,036
3.750%, 03/16/2025	700	720
Paraguay Government International Bond
6.100%, 08/11/2044	200	226
5.000%, 04/15/2026 (A)	400	422
4.625%, 01/25/2023	200	207
Peruvian Government International Bond
8.750%, 11/21/2033	250	387
7.350%, 07/21/2025	150	187
6.550%, 03/14/2037	250	335
5.625%, 11/18/2050	800	1,022
4.125%, 08/25/2027	800	862
Philippine Government International Bond
9.500%, 02/02/2030	100	154
7.750%, 01/14/2031	200	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.375%, 01/15/2032	$100	$128
6.375%, 10/23/2034	250	330
5.500%, 03/30/2026	450	517
5.000%, 01/13/2037	200	235
4.200%, 01/21/2024	900	952
4.000%, 01/15/2021	400	408
3.950%, 01/20/2040	600	627
3.750%, 01/14/2029	1,200	1,257
3.700%, 03/01/2041	800	807
3.700%, 02/02/2042	300	303
3.000%, 02/01/2028	1,250	1,232
Poland Government International Bond
5.125%, 04/21/2021	450	472
5.000%, 03/23/2022	375	398
4.000%, 01/22/2024	300	315
3.250%, 04/06/2026	500	510
3.000%, 03/17/2023	1,200	1,210
Province of Alberta Canada
3.350%, 11/01/2023	100	104
3.300%, 03/15/2028	100	103
2.950%, 01/23/2024	300	305
Province of British Columbia Canada
2.250%, 06/02/2026	100	98
2.000%, 10/23/2022	125	123
Province of Manitoba Canada
2.125%, 05/04/2022	500	494
2.125%, 06/22/2026	100	96
Province of New Brunswick Canada
3.625%, 02/24/2028	250	262
Province of Ontario Canada
3.400%, 10/17/2023	500	518
3.050%, 01/29/2024	500	511
2.550%, 02/12/2021	200	200
2.500%, 09/10/2021	200	200
2.500%, 04/27/2026	500	492
2.250%, 05/18/2022	100	99
2.200%, 10/03/2022	100	99
Province of Quebec Canada
3.500%, 07/29/2020	100	101
2.750%, 04/12/2027	500	500
2.500%, 04/09/2024	135	135
2.375%, 01/31/2022	100	100
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	311
5.750%, 01/20/2042 (A)	200	243
5.103%, 04/23/2048 (A)	1,600	1,786
4.817%, 03/14/2049 (A)	1,400	1,503
4.625%, 06/02/2046 (A)	200	212
4.500%, 04/23/2028 (A)	1,100	1,188
4.000%, 03/14/2029 (A)	600	625
3.875%, 04/23/2023 (A)	1,300	1,342
3.375%, 03/14/2024 (A)	250	254

Adviser Managed Trust / Quarterly Report / April 30, 2019	99

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.250%, 06/02/2026 (A)	$300	$299
2.375%, 06/02/2021 (A)	600	593
Romanian Government International Bond
6.750%, 02/07/2022 (A)	200	218
6.125%, 01/22/2044 (A)	100	116
5.125%, 06/15/2048 (A)	150	151
4.875%, 01/22/2024 (A)	150	160
4.375%, 08/22/2023 (A)	750	779
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	375	608
7.500%, 03/31/2030	694	774
5.875%, 09/16/2043 (A)	850	971
5.625%, 04/04/2042 (A)	2,500	2,771
4.875%, 09/16/2023 (A)	1,600	1,688
4.500%, 04/04/2022 (A)	400	413
Saudi Government International Bond
5.250%, 01/16/2050 (A)	1,350	1,465
5.000%, 04/17/2049 (A)	400	423
4.625%, 10/04/2047 (A)	750	754
4.500%, 04/17/2030 (A)	400	421
4.500%, 10/26/2046 (A)	1,150	1,134
4.375%, 04/16/2029 (A)	1,450	1,521
4.000%, 04/17/2025 (A)	1,400	1,449
3.625%, 03/04/2028 (A)	430	430
3.250%, 10/26/2026 (A)	1,350	1,325
2.875%, 03/04/2023 (A)	350	347
2.375%, 10/26/2021 (A)	700	690
Senegal Government International Bond
6.750%, 03/13/2048 (A)	400	368
6.250%, 07/30/2024	200	209
Serbia Government International Bond
7.250%, 09/28/2021	500	544
South Africa Government International Bond
6.250%, 03/08/2041	100	103
5.875%, 05/30/2022	100	105
5.875%, 09/16/2025	600	632
5.650%, 09/27/2047	250	234
5.375%, 07/24/2044	400	368
5.000%, 10/12/2046	200	176
4.875%, 04/14/2026	200	198
4.850%, 09/27/2027	700	682
4.300%, 10/12/2028	450	420
Sri Lanka Government International Bond
7.850%, 03/14/2029 (A)	200	206
6.850%, 03/14/2024 (A)	400	404
6.850%, 11/03/2025 (A)	200	200
6.825%, 07/18/2026 (A)	200	197
6.750%, 04/18/2028 (A)	200	193
6.250%, 10/04/2020 (A)	100	100
6.200%, 05/11/2027 (A)	100	94
5.750%, 01/18/2022 (A)	200	198
5.750%, 04/18/2023 (A)	1,200	1,177

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)		$200	$198
Turkey Government International Bond
8.000%, 02/14/2034		100	100
7.625%, 04/26/2029		200	195
7.375%, 02/05/2025		200	198
7.250%, 12/23/2023		1,000	998
7.250%, 03/05/2038		200	185
7.000%, 06/05/2020		200	202
6.875%, 03/17/2036		250	224
6.750%, 05/30/2040		200	175
6.625%, 02/17/2045		300	255
6.250%, 09/26/2022		200	195
6.125%, 10/24/2028		200	179
6.000%, 03/25/2027		1,400	1,260
6.000%, 01/14/2041		1,750	1,419
5.750%, 03/22/2024		600	561
5.750%, 05/11/2047		950	745
5.625%, 03/30/2021		500	493
5.125%, 03/25/2022		200	191
5.125%, 02/17/2028		1,350	1,141
4.875%, 10/09/2026		550	469
4.875%, 04/16/2043		275	202
4.250%, 04/14/2026		200	166
3.250%, 03/23/2023		200	175
Ukraine Government AID Bond
1.847%, 05/29/2020		263	262
Ukraine Government International Bond
8.994%, 02/01/2024 (A)		200	199
7.750%, 09/01/2020 (A)		200	200
7.750%, 09/01/2021 (A)		250	248
7.750%, 09/01/2022 (A)		600	589
7.750%, 09/01/2023 (A)		200	193
7.750%, 09/01/2024 (A)		600	573
7.750%, 09/01/2025 (A)		200	188
7.750%, 09/01/2026 (A)		200	186
7.750%, 09/01/2027 (A)		200	184
7.375%, 09/25/2032 (A)		750	661
United Kingdom Gilt
4.750%, 03/07/2020	GBP	529	713
4.750%, 12/07/2038		260	518
4.500%, 09/07/2034		302	556
4.250%, 06/07/2032		354	620
4.250%, 03/07/2036		27	49
4.250%, 09/07/2039		187	354
4.250%, 12/07/2046		11	22
4.250%, 12/07/2049		4	8
4.250%, 12/07/2055		34	77
4.000%, 01/22/2060		155	348
3.750%, 09/07/2021		357	498
3.750%, 07/22/2052		325	653

100	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.500%, 01/22/2045	GBP	245	$439
3.500%, 07/22/2068		153	330
3.250%, 01/22/2044		4	7
2.500%, 07/22/2065		2	3
2.250%, 09/07/2023		711	982
2.000%, 09/07/2025		342	475
1.750%, 09/07/2037		217	288
1.750%, 07/22/2057		139	189
1.625%, 10/22/2028		330	447
1.625%, 10/22/2071		54	72
1.500%, 01/22/2021		270	356
1.500%, 07/22/2026		329	444
1.500%, 07/22/2047		410	512
1.000%, 04/22/2024		39	51
0.750%, 07/22/2023		37	48
Uruguay Government International Bond
7.625%, 03/21/2036		$150	204
5.100%, 06/18/2050		455	478
4.975%, 04/20/2055		790	814
4.500%, 08/14/2024		250	260
4.375%, 10/27/2027		500	521
4.375%, 01/23/2031		1,100	1,145
4.125%, 11/20/2045		200	192
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)		200	203
Vietnam Government International Bond
4.800%, 11/19/2024		200	210
Zambia Government International Bond
8.970%, 07/30/2027		300	208
8.500%, 04/14/2024		200	139
5.375%, 09/20/2022		200	137

Total Sovereign Debt (Cost $241,278) ($ Thousands)			242,881

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB
1.620%, 04/20/2021		250	247
FHLB
5.500%, 07/15/2036		225	298
3.250%, 11/16/2028		315	329
3.000%, 10/12/2021		1,000	1,017
2.750%, 09/13/2021		1,000	1,000
2.500%, 02/13/2024		875	881
1.875%, 11/29/2021		500	494
1.125%, 07/14/2021		750	731
FHLMC
6.750%, 03/15/2031		500	696
6.250%, 07/15/2032		300	414
2.375%, 01/13/2022		375	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.375%, 05/01/2020	$200	$198
FNMA
6.625%, 11/15/2030	475	652
2.875%, 10/30/2020	1,000	1,008
2.625%, 01/11/2022	1,500	1,512
2.625%, 09/06/2024	300	304
2.500%, 02/05/2024	2,500	2,517
2.250%, 04/12/2022	845	843
2.125%, 04/24/2026	205	200
1.875%, 12/28/2020	100	99
1.875%, 09/24/2026	300	286
1.500%, 06/22/2020	300	297
Tennessee Valley Authority
5.250%, 09/15/2039	275	347
4.250%, 09/15/2065	200	229
3.500%, 12/15/2042	125	126
2.875%, 02/01/2027	150	151

Total U.S. Government Agency Obligations (Cost $15,180) ($ Thousands)		15,252

MUNICIPAL BONDS — 0.5%

California — 0.3%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	143
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	100	102
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	273
7.500%, 04/01/2034	500	718
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	25
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	100	130
California State, GO
7.300%, 10/01/2039	1,000	1,454
3.500%, 04/01/2028	25	26
3.375%, 04/01/2025	200	208
California State, GO Callable 04/01/2028 @ 100
4.600%, 04/01/2038	30	32
4.500%, 04/01/2033	50	54
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	100	124
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	276

Adviser Managed Trust / Quarterly Report / April 30, 2019	101

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, Ser AQ, RB
4.767%, 05/15/2115	$150	$160

		3,725

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	100	120

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	98	119
6.637%, 04/01/2057	98	108

		227

Illinois — 0.1%
Chicago O’Hare International Airport, Ser C, GO
4.472%, 01/01/2049	50	55
Chicago O’Hare International Airport, Ser C, RB
4.572%, 01/01/2054	200	222
Illinois State, GO
5.100%, 06/01/2033	700	688
4.950%, 06/01/2023	100	103
Sales Tax Securitization, Ser A, RB
4.787%, 01/01/2048	200	216

		1,284

New Jersey — 0.0%
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	350	509

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100	113
4.031%, 09/01/2048	50	52
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	70
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	131
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	116
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	150	204
New York State, Urban Development, RB Callable 09/15/2028 @ 100
3.900%, 03/15/2033	50	52

		738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.0%
American Municipal Power, Hydroelectic Project, Ser B, RB
8.084%, 02/15/2050	$100	$164

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	49

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	105

Texas — 0.0%
Houston, Ser A, GO
6.290%, 03/01/2032	80	95
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	100	126
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	232
University of Texas, Permanent University Fund, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	20	19
University of Texas, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	47

		519

Total Municipal Bonds (Cost $7,144) ($ Thousands)		7,440

ASSET-BACKED SECURITIES — 0.3%
Ally Auto Receivables Trust, Ser 2018-2, Cl A3
2.920%, 11/15/2022	145	146
Ally Master Owner Trust, Ser 2018-1, Cl A2
2.700%, 01/17/2023	100	100
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	100	101
American Express Credit Account Master Trust, Ser 2018-6, Cl A
3.060%, 02/15/2024	500	506
American Express Credit Account Master Trust, Ser 2018-8, Cl A
3.180%, 04/15/2024	103	105

102	Adviser Managed Trust / Quarterly Report / April 30, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	$125	$127
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A3
2.970%, 11/20/2023	67	67
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	300	298
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	250	248
CarMax Auto Owner Trust, Ser 2018-3, Cl A3
3.130%, 06/15/2023	550	556
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/2023	250	252
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	472
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	300	304
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/2026	100	102
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A3
3.190%, 12/15/2021	40	40
Ford Credit Auto Owner Trust, Ser 2018-B, Cl A3
3.240%, 04/15/2023	100	101
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	250	248
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl A3
3.180%, 06/21/2021	200	201
GM Financial Consumer Automobile Receivables Trust, Ser 2019-2, Cl A3
2.650%, 02/16/2024	250	250
Honda Auto Receivables Owner Trust, Ser 2018-4, Cl A3
3.160%, 01/17/2023	100	101
Hyundai Auto Receivables Trust, Ser 2018-A, Cl A3
2.790%, 07/15/2022	100	100
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	198
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	$400	$402
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	250	250
World Omni Auto Receivables Trust, Ser 2017-A, Cl A4
2.240%, 06/15/2023	300	298

Total Asset-Backed Securities (Cost $5,656) ($ Thousands)		5,676

Total Investments in Securities — 98.6% (Cost $1,541,426) ($ Thousands)		$1,547,310

Adviser Managed Trust / Quarterly Report / April 30, 2019	103

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Tactical Offensive Fixed Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	05/02/19	CAD	2,427	USD	1,810	$6
Brown Brothers Harriman	05/02/19	GBP	7,128	USD	9,341	49
Brown Brothers Harriman	05/02/19	EUR	21,632	USD	24,341	99
Brown Brothers Harriman	05/07/19	USD	41,618	JPY	4,653,609	192
Brown Brothers Harriman	05/07/19	JPY	4,653,608	USD	42,150	340
Brown Brothers Harriman	06/03/19	JPY	4,631,400	USD	41,506	(206)

						$480

Percentages are based on Net Assets of $1,569,754 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $166,416 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of April 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$469,625	$ –†	$469,625
U.S. Treasury Obligations	–	455,321	–	455,321
Mortgage-Backed Securities	–	351,115	–	351,115
Sovereign Debt	–	242,881	–	242,881
U.S. Government Agency Obligations	–	15,252	–	15,252
Municipal Bonds	–	7,440	–	7,440
Asset-Backed Securities	–	5,676	–	5,676

Total Investments in Securities	$–	$1,547,310	$–	$1,547,310

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$686	$—	$686
Unrealized Depreciation	—	(206)	—	(206)

Total Other Financial Instruments	$—	$480	$—	$480

† Represents securities in which the fair value is $0.

* Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

104	Adviser Managed Trust / Quarterly Report / April 30, 2019